                       2 0 0 0  A N N U A L  R E P O R T


     MONY SERIES FUND, INC.
     ENTERPRISE ACCUMULATION TRUST
     OCC ACCUMULATION TRUST
     DREYFUS STOCK INDEX FUND
     THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
     FIDELITY VARIABLE INSURANCE PRODUCTS FUND
     FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
     FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
     JANUS ASPEN SERIES




     PRODUCTS:

     MONY CUSTOM MASTER
     -------------------------------------------------
     MONYMASTER
     -------------------------------------------------
     MONY CUSTOM EQUITY MASTER
     -------------------------------------------------
     MONYEQUITY MASTER
     -------------------------------------------------
     MONY CUSTOM ESTATE MASTER
     -------------------------------------------------
     VALUEMASTER
     -------------------------------------------------
     MONYVESTOR
     -------------------------------------------------
     STRATEGIST
     -------------------------------------------------


[THE MONY GROUP LOGO]

The historical returns for the Portfolios take into account expenses including investment management fees incurred by the Portfolios, but not other charges imposed by the Variable Accounts. An investor may not invest directly into the MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series Portfolios. Actual returns for the variable product you own would therefore be lower. Of course, past performance does not guarantee future results.

This report is not to be construed as an offering for sale of any contracts participating in the MONY Series Fund, Inc., Enterprise Accumulation Trust, OCC Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series, or as a solicitation as an offer to buy any such contracts unless preceded by or accompanied by the most recent calendar quarter MONY Custom Master, MONYMaster, MONY Custom Equity Master, MONYEquity Master or MONY Custom Estate Master performance and a current MONY Custom Master, MONYMaster, MONY Custom Equity Master, MONYEquity Master or MONY Custom Estate Master prospectus which contains more complete information of charges and expenses.

The information provided on the ValueMaster, MONYVestor and Strategist are for those contracts that are inforce. These products are no longer available to the general public.

                             MONY SERIES FUND, INC.

Dear Shareholder,

     At the end of 1999 the economy and the stock market had experienced a spectacular period of growth, one of the best ten years ever. As a result, a number of imbalances had begun to appear, economic growth was too fast and the stock market was too strong, for either to be sustainable. One was feeding the other, rising stock prices improved consumer confidence, which pushed spending which improved corporate profits. Early in 2000, there began to be concern about economic overheating leading to inflation; and excessive stock valuations, especially in technology, leading to a speculative blow off.

     Three countervailing forces then began to impact both the economy and the market. First was tighter monetary policies by central banks around the world, then came rising energy prices, which acted like a tax increase on consumers, and finally the most visible sector of the market, NASDAQ technology stocks, experienced a severe sell off. The combination of these forces slowed consumer spending and thus the economy and thus the stock market.

     The economic downturn has recently picked up speed, auto sales are weak as are personal computers; and the important Christmas season was disappointing for many retailers. The very severe NASDAQ decline has affected many of the Internet related start-ups by restricting follow on financing by stock offerings or venture capital investments. The Federal Reserve has acknowledged the worsening situation by lowering interest rates between its regularly scheduled meetings.

     So monetary policy has already turned toward ease and there is a reasonable chance that the other two forces are in process of at least stabilizing. The price of oil has declined and further economic weakness could help to keep it below the recent highs. Natural gas prices will likely remain high though, offsetting some of the oil decline. The stock market also seems to be trying to stabilize. It is impossible to know whether the decline is completely over, but at the very least, most of the damage in the NASDAQ seems to have been done. The impact on consumer confidence is also hard to judge; some may be expecting a big snap back rally, but for those with a lot in technology much of the impact has already been felt.

     While there is always the risk that both the economy and the stock market could overshoot on the downside the way they did on the upside; conditions are becoming more favorable that a slower, but more sustainable advance could begin for both in 2001.

     Economic growth should still be positive, as should corporate profits, although both will be much slower. Inflation should remain in check and interest rates are expected to be stable or lower, helping to continue the bond market's positive trend. The stock market should also have a positive year, but one more in line with long term norms than the explosive gains of the past five years. More stocks should participate than has been the case in the recent past when the hundred largest technology and growth names dominated the averages. As a result, in another reversal of recent years the average stock should do better than the popular averages.

                                            Sincerely,

                                         /s/ Kenneth M. Levine
                                            Chairman

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
VARIABLE ACCOUNT L
     MONY America (Strategist and MONYEquity Master)
          Statement of Assets and Liabilities as of December
         31, 2000...........................................     5
          Statement of Operations for the periods ended
         December 31, 2000..................................     9
          Statement of Changes in Net Assets for the periods
         ended December 31, 2000 and December 31, 1999......    14
          Notes to Financial Statements.....................    21
          Report of Independent Accountants.................    24
     MONY America (MONY Custom Equity Master)
          Statement of Assets and Liabilities as of December
         31, 2000...........................................    25
          Statement of Operations for the year ended
         December 31, 2000..................................    29
          Statement of Changes in Net Assets for the periods
         ended December 31, 2000 and December 31, 1999......    33
          Notes to Financial Statements.....................    42
          Report of Independent Accountants.................    45
     MONY America (MONY Custom Estate Master)
          Statement of Assets and Liabilities as of December
         31, 2000...........................................    46
          Statement of Operations for the periods ended
         December 31, 2000..................................    49
          Statement of Changes in Net Assets for the periods
         ended December 31, 2000 and December 31, 1999......    52
          Notes to Financial Statements.....................    57
          Report of Independent Accountants.................    60
     MONY (Strategist and MONYEquity Master)
          Statement of Assets and Liabilities as of December
         31, 2000...........................................    61
          Statement of Operations for the periods ended
         December 31, 2000..................................    65
          Statement of Changes in Net Assets for the periods
         ended December 31, 2000 and December 31, 1999......    70
          Notes to Financial Statements.....................    77
          Report of Independent Accountants.................    80
     MONY (MONY Custom Equity Master)
          Statement of Assets and Liabilities as of December
         31, 2000...........................................    82
          Statement of Operations for the periods ended
         December 31, 2000..................................    88
          Statement of Changes in Net Assets for the periods
         ended December 31, 2000............................    92
          Notes to Financial Statements.....................    97
          Report of Independent Accountants.................   100
     MONY (MONY Custom Estate Master)
          Statement of Assets and Liabilities as of December
         31, 2000...........................................   101
          Statement of Operations for the periods ended
         December 31, 2000..................................   104
          Statement of Changes in Net Assets for the periods
         ended December 31, 2000............................   107
          Notes to Financial Statements.....................   110
          Report of Independent Accountants.................   113
VARIABLE ACCOUNT S
     MONY America (MONYVestor)
          Statement of Assets and Liabilities as of December
         31, 2000...........................................   114
          Statement of Operations for the year ended
         December 31, 2000..................................   115

                                                              PAGE
                                                              ----
          Statement of Changes in Net Assets for the years
         ended December 31, 2000 and December 31, 1999......   116
          Notes to Financial Statements.....................   117
          Report of Independent Accountants.................   119
     MONY (MONYVestor)
          Statement of Assets and Liabilities as of December
         31, 2000...........................................   120
          Statement of Operations for the year ended
         December 31, 2000..................................   121
          Statement of Changes in Net Assets for the years
         ended December 31, 2000 and December 31, 1999......   122
          Notes to Financial Statements.....................   123
          Report of Independent Accountants.................   125
VARIABLE ACCOUNT A
     MONY America (MONYMaster and ValueMaster)
          Statement of Assets and Liabilities as of December
         31, 2000...........................................   126
          Statement of Operations for the year ended
         December 31, 2000..................................   129
          Statement of Changes in Net Assets for the years
         ended December 31, 2000 and December 31, 1999......   132
          Notes to Financial Statements.....................   136
          Report of Independent Accountants.................   138
     MONY America (MONY Custom Master)
          Statement of Assets and Liabilities as of December
         31, 2000...........................................   139
          Statement of Operations for the year ended
         December 31, 2000..................................   143
          Statement of Changes in Net Assets for the periods
         ended December 31, 2000 and December 31, 1999......   148
          Notes to Financial Statements.....................   155
          Report of Independent Accountants.................   158
     MONY (MONYMaster and ValueMaster)
          Statement of Assets and Liabilities as of December
         31, 2000...........................................   159
          Statement of Operations for the year ended
         December 31, 2000..................................   162
          Statement of Changes in Net Assets for the years
         ended December 31, 2000 and December 31, 1999......   165
          Notes to Financial Statements.....................   169
          Report of Independent Accountants.................   172
     MONY (MONY Custom Master)
          Statement of Assets and Liabilities as of December
         31, 2000...........................................   174
          Statement of Operations for the periods ended
         December 31, 2000..................................   180
          Statement of Changes in Net Assets for the periods
         ended December 31, 2000............................   186
          Notes to Financial Statements.....................   191
          Report of Independent Accountants.................   194
     MONY SERIES FUND, INC..................................     I
          Equity Growth Portfolio...........................     1
          Equity Income Portfolio...........................     4
          Intermediate Term Bond Portfolio..................     7
          Long Term Bond Portfolio..........................    11
          Diversified Portfolio.............................    15
          Government Securities Portfolio...................    18
          Money Market Portfolio............................    20

                                                              PAGE
                                                              ----
ENTERPRISE ACCUMULATION TRUST...............................    II
     Multi-Cap Growth Portfolio.............................     1
     Small Company Growth Portfolio.........................     6
     Small Company Value Portfolio..........................     9
     Growth Portfolio.......................................    14
     Capital Appreciation Portfolio.........................    17
     Equity Portfolio.......................................    21
     Growth and Income Portfolio............................    24
     Equity Income Portfolio................................    28
     International Growth Portfolio.........................    32
     Managed Portfolio......................................    36
     Balanced Portfolio.....................................    42
     High Yield Bond Portfolio..............................    46
OCC ACCUMULATION TRUST......................................   III
     Equity Portfolio.......................................     3
     Small Cap Portfolio....................................     6
     Managed Portfolio......................................     9
     U.S. Government Income Portfolio.......................    12
     Equity Portfolio Schedule of Investments...............    14
     Small Cap Portfolio Schedule of Investments............    16
     Managed Portfolio Schedule of Investments..............    18
     U.S. Government Income Portfolio Schedule of
      Investments...........................................    21
DREYFUS STOCK INDEX FUND....................................    IV
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. .........     V
FIDELITY VARIABLE INSURANCE PRODUCTS FUND I.................    VI
  VIP Growth Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II................   VII
  VIP II Contrafund Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III...............  VIII
  VIP III Growth Opportunities Portfolio
JANUS ASPEN SERIES..........................................    IX
  Aggressive Growth Portfolio
  Capital Appreciation Portfolio
  Worldwide Growth Portfolio
  Balanced Portfolio

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000

                                                                     STRATEGIST
                                   ------------------------------------------------------------------------------
                                                               MONY SERIES FUND, INC.
                                   ------------------------------------------------------------------------------
                                     EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                     GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                                   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                   ----------   ----------   ------------   ----------   -----------   ----------
             ASSETS
Shares held in respective
  Funds..........................      33,579      34,369        12,525         4,225        71,736       60,488
                                   ==========   =========      ========      ========    ==========     ========
Investments at cost..............  $1,105,089   $ 754,824      $133,425      $ 53,176    $1,335,695     $ 60,488
                                   ==========   =========      ========      ========    ==========     ========
Investments in respective Funds,
  at net asset value.............  $1,179,281   $ 714,196      $137,402      $ 56,072    $1,285,502     $ 60,488
Amount due from MONY America.....           0           0             0             0            46            0
Amount due from respective
  Funds..........................          15           8            15             1           125            4
                                   ----------   ---------      --------      --------    ----------     --------
          Total assets...........   1,179,296     714,204       137,417        56,073     1,285,673       60,492
                                   ----------   ---------      --------      --------    ----------     --------
           LIABILITIES
Amount due to MONY America.......         284         168            46            14           422           18
Amount due to respective Funds...           0           0             0             0            46            0
                                   ----------   ---------      --------      --------    ----------     --------
          Total liabilities......         284         168            46            14           468           18
                                   ----------   ---------      --------      --------    ----------     --------
Net assets.......................  $1,179,012   $ 714,036      $137,371      $ 56,059    $1,285,205     $ 60,474
                                   ==========   =========      ========      ========    ==========     ========
Net assets consist of:
  Contractholders' net
     payments....................  $   98,558   $(205,849)     $(48,285)     $(72,022)   $ (309,028)    $(25,901)
  Undistributed net investment
     income......................     659,739     686,030       184,950       110,569     1,182,032       86,375
  Accumulated net realized gain
     (loss) on investments.......     346,523     274,483        (3,271)       14,616       462,394            0
  Net unrealized appreciation
     (depreciation) of
     investments.................      74,192     (40,628)        3,977         2,896       (50,193)           0
                                   ----------   ---------      --------      --------    ----------     --------
Net assets.......................  $1,179,012   $ 714,036      $137,371      $ 56,059    $1,285,205     $ 60,474
                                   ==========   =========      ========      ========    ==========     ========
Number of units outstanding*.....      13,765       9,808         5,102         1,583        22,078        2,923
                                   ----------   ---------      --------      --------    ----------     --------
Net asset value per unit
  outstanding*...................  $    85.66   $   72.80      $  26.92      $  35.41    $    58.21     $  20.69
                                   ==========   =========      ========      ========    ==========     ========

---------------
* Units outstanding have been rounded for presentation purposes

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 2000

                                                                   MONYEQUITY MASTER
                                                  ---------------------------------------------------
                                                                MONY SERIES FUND, INC.
                                                  ---------------------------------------------------
                                                  INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY
                                                   TERM BOND        BOND      SECURITIES     MARKET
                                                   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                  ------------   ----------   ----------   ----------
                     ASSETS
Shares held in respective Funds.................      71,620        135,767      87,910     2,840,224
                                                    ========     ==========    ========    ==========
Investments at cost.............................    $781,475     $1,709,131    $957,942    $2,840,224
                                                    ========     ==========    ========    ==========
Investments in respective Funds, at net asset
  value.........................................    $785,674     $1,801,628    $992,501    $2,840,224
Amount due from MONY America....................          58            216         371        47,691
Amount due from respective Funds................         885            365         147           382
                                                    --------     ----------    --------    ----------
          Total assets..........................     786,617      1,802,209     993,019     2,888,297
                                                    --------     ----------    --------    ----------
                  LIABILITIES
Amount due to MONY America......................       1,110            886         433         1,193
Amount due to respective Funds..................          58            216         371        47,691
                                                    --------     ----------    --------    ----------
          Total liabilities.....................       1,168          1,102         804        48,884
                                                    --------     ----------    --------    ----------
Net assets......................................    $785,449     $1,801,107    $992,215    $2,839,413
                                                    ========     ==========    ========    ==========
Net assets consist of:
  Contractholders' net payments.................    $704,434     $1,476,687    $845,550    $2,086,113
  Undistributed net investment income (loss)....      89,254        273,654      91,614       753,300
  Accumulated net realized gain (loss) on
     investments................................     (12,438)       (41,731)     20,492             0
  Net unrealized appreciation (depreciation) of
     investments................................       4,199         92,497      34,559             0
                                                    --------     ----------    --------    ----------
Net assets......................................    $785,449     $1,801,107    $992,215    $2,839,413
                                                    ========     ==========    ========    ==========
Number of units outstanding*....................      57,926        115,225      73,181       218,192
                                                    --------     ----------    --------    ----------
Net asset value per unit outstanding*...........    $  13.56     $    15.63    $  13.56    $    13.01
                                                    ========     ==========    ========    ==========

---------------
* Units outstanding have been rounded for presentation purposes

                       See notes to financial statements.

                                                    MONYEQUITY MASTER
    -----------------------------------------------------------------------------------------------------------------
                                              ENTERPRISE ACCUMULATION TRUST
    -----------------------------------------------------------------------------------------------------------------
                   SMALL COMPANY                  INTERNATIONAL   HIGH YIELD                GROWTH AND     CAPITAL
       EQUITY          VALUE         MANAGED         GROWTH          BOND        GROWTH       INCOME     APPRECIATION
     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
    ------------   -------------   ------------   -------------   ----------   ----------   ----------   ------------
       1,560,093      1,136,478       4,256,451      1,834,136       878,372      485,616      328,164       233,943
    ============    ===========    ============    ===========    ==========   ==========   ==========    ==========
    $ 57,234,803    $32,545,097    $135,787,938    $13,627,693    $4,460,742   $2,978,094   $2,085,737    $1,834,857
    ============    ===========    ============    ===========    ==========   ==========   ==========    ==========
    $ 43,557,800    $29,764,371    $102,963,543    $12,728,906    $3,935,108   $2,908,837   $2,034,614    $1,658,653
          17,913          7,694          33,940          4,071         1,611            0            0             0
          30,971         28,365          70,903          2,333           515            0            0             0
    ------------    -----------    ------------    -----------    ----------   ----------   ----------    ----------
      43,606,684     29,800,430     103,068,386     12,735,310     3,937,234    2,908,837    2,034,614     1,658,653
    ------------    -----------    ------------    -----------    ----------   ----------   ----------    ----------
          43,397         36,680          99,959          5,914         1,648          808          574           462
          17,913          7,694          33,940          4,071         1,611            0            0             0
    ------------    -----------    ------------    -----------    ----------   ----------   ----------    ----------
          61,310         44,374         133,899          9,985         3,259          808          574           462
    ------------    -----------    ------------    -----------    ----------   ----------   ----------    ----------
    $ 43,545,374    $29,756,056    $102,934,487    $12,725,325    $3,933,975   $2,908,029   $2,034,040    $1,658,191
    ============    ===========    ============    ===========    ==========   ==========   ==========    ==========
    $ 36,120,699    $21,655,728    $ 77,257,996    $10,648,817    $3,637,494   $2,978,550   $2,086,109    $1,770,268
      16,978,363      8,547,001      61,619,519      1,840,767     1,111,207       13,223       (2,358)       64,753
       4,123,315      2,334,053      (3,118,633)     1,134,528      (289,092)     (14,487)       1,412          (626)
                )
     (13,677,003     (2,780,726)    (32,824,395)      (898,787)     (525,634)     (69,257)     (51,123)     (176,204)
    ------------    -----------    ------------    -----------    ----------   ----------   ----------    ----------
    $ 43,545,374    $29,756,056    $102,934,487    $12,725,325    $3,933,975   $2,908,029   $2,034,040    $1,658,191
    ============    ===========    ============    ===========    ==========   ==========   ==========    ==========
       1,841,869      1,198,930       4,328,542        685,895       273,467      306,296      206,162       179,274
    ------------    -----------    ------------    -----------    ----------   ----------   ----------    ----------
    $      23.64    $     24.82    $      23.78    $     18.55    $    14.39   $     9.49   $     9.87    $     9.25
    ============    ===========    ============    ===========    ==========   ==========   ==========    ==========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 2000

                                                                     MONY EQUITY MASTER
                                           -----------------------------------------------------------------------
                                                        {FIDELITY VARIABLE INSURANCE
                                                               PRODUCTS FUNDS               JANUS ASPEN SERIES
                                            DREYFUS     -----------------------------   --------------------------
                                             STOCK          VIP            VIP II         CAPITAL       WORLDWIDE
                                             INDEX         GROWTH        CONTRAFUND     APPRECIATION     GROWTH
                                           SUBACCOUNT    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                           ----------   ------------   --------------   ------------   -----------
                 ASSETS
Shares held in respective Funds..........      91,368        57,203          77,306         137,806       109,339
                                           ==========    ==========      ==========      ==========    ==========
Investments at cost......................  $3,477,794    $2,862,690      $1,920,106      $4,311,315    $4,921,236
                                           ==========    ==========      ==========      ==========    ==========
Investments in respective Funds, at net
  asset value............................  $3,106,503    $2,488,321      $1,829,835      $3,691,821    $4,043,364
                                           ----------    ----------      ----------      ----------    ----------
          Total assets...................   3,106,503     2,488,321       1,829,835       3,691,821     4,043,364
                                           ----------    ----------      ----------      ----------    ----------
               LIABILITIES
Amount due to MONY America...............         882           707             513           1,057         1,160
                                           ----------    ----------      ----------      ----------    ----------
          Total liabilities..............         882           707             513           1,057         1,160
                                           ----------    ----------      ----------      ----------    ----------
Net assets...............................  $3,105,621    $2,487,614      $1,829,322      $3,690,764    $4,042,204
                                           ==========    ==========      ==========      ==========    ==========
Net assets consist of:
  Contractholders' net payments..........  $3,426,107    $2,863,029      $1,926,515      $4,294,980    $4,757,128
  Undistributed net investment income
     (loss)..............................      54,021        (8,164)         (6,231)         25,724       198,001
  Accumulated net realized gain (loss) on
     investments.........................      (3,216)        7,118            (691)        (10,446)      (35,053)
  Net unrealized depreciation of
     investments.........................    (371,291)     (374,369)        (90,271)       (619,494)     (877,872)
                                           ----------    ----------      ----------      ----------    ----------
Net assets...............................  $3,105,621    $2,487,614      $1,829,322      $3,690,764    $4,042,204
                                           ==========    ==========      ==========      ==========    ==========
Number of units outstanding*.............     344,819       292,731         193,843         452,008       502,843
                                           ----------    ----------      ----------      ----------    ----------
Net asset value per unit outstanding*....  $     9.01    $     8.50      $     9.44      $     8.17    $     8.04
                                           ==========    ==========      ==========      ==========    ==========

---------------
* Units outstanding have been rounded for presentation purposes

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                       STRATEGIST
                                     ------------------------------------------------------------------------------
                                                                 MONY SERIES FUND, INC.
                                     ------------------------------------------------------------------------------
                                       EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                       GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                     ----------   ----------   ------------   ----------   -----------   ----------
Dividend income....................  $       0     $ 12,376       $8,648        $4,060      $   5,766      $3,476
Distribution from net realized
  gains............................    286,539      102,023            0             0        241,549           0
Mortality and expense risk
  charges..........................     (7,666)      (4,106)        (827)         (332)        (8,477)       (350)
                                     ---------     --------       ------        ------      ---------      ------
Net investment income..............    278,873      110,293        7,821         3,728        238,838       3,126
                                     ---------     --------       ------        ------      ---------      ------
Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on
     investments...................     62,141       17,362          984          (562)        51,448           0
  Net change in unrealized
     appreciation (depreciation) of
     investment....................   (456,196)     (95,270)         855         4,426       (388,928)          0
                                     ---------     --------       ------        ------      ---------      ------
Net realized and unrealized gain
  (loss) on investments............   (394,055)     (77,908)       1,839         3,864       (337,480)          0
                                     ---------     --------       ------        ------      ---------      ------
Net increase (decrease) in net
  assets resulting from
  operations.......................  $(115,182)    $ 32,385       $9,660        $7,592      $ (98,642)     $3,126
                                     =========     ========       ======        ======      =========      ======

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                               MONYEQUITY MASTER
                                          ------------------------------------------------------------
                                                             MONY SERIES FUND, INC.
                                          ------------------------------------------------------------
                                          INTERMEDIATE     LONG TERM       GOVERNMENT        MONEY
                                           TERM BOND          BOND         SECURITIES        MARKET
                                           SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                          ------------    ------------    ------------    ------------
                                            FOR THE         FOR THE         FOR THE         FOR THE
                                           YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                          DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2000            2000            2000            2000
                                          ------------    ------------    ------------    ------------
Dividend income.........................    $ 44,152        $113,998        $50,260         $218,995
Distribution from net realized gains....           0               0             13                0
Mortality and expense risk charges......      (5,554)        (12,539)        (6,899)         (27,805)
                                            --------        --------        -------         --------
Net investment income (loss)............      38,598         101,459         43,374          191,190
                                            --------        --------        -------         --------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
     investments........................     (14,832)        (87,265)        (3,035)               0
  Net change in unrealized appreciation
     (depreciation) of investments......      27,415         217,746         38,692                0
                                            --------        --------        -------         --------
Net realized and unrealized gain (loss)
  on investments........................      12,583         130,481         35,657                0
                                            --------        --------        -------         --------
Net increase (decrease) in net assets
  resulting from operations.............    $ 51,181        $231,940        $79,031         $191,190
                                            ========        ========        =======         ========

---------------
** Commencement of operations

                       See notes to financial statements.

                                                        MONYEQUITY MASTER
---------------------------------------------------------------------------------------------------------------------------------
                                                  ENTERPRISE ACCUMULATION TRUST
---------------------------------------------------------------------------------------------------------------------------------
                   SMALL COMPANY                  INTERNATIONAL    HIGH YIELD                       GROWTH AND        CAPITAL
       EQUITY          VALUE         MANAGED         GROWTH           BOND           GROWTH           INCOME        APPRECIATION
     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
    ------------   -------------   ------------   -------------   ------------   --------------   --------------   --------------
                                                                                 FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
      FOR THE         FOR THE        FOR THE         FOR THE        FOR THE      MAY 02, 2000**   MAY 03, 2000**   MAY 03, 2000**
     YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED       THROUGH          THROUGH          THROUGH
    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
        2000           2000            2000           2000            2000            2000             2000             2000
    ------------   -------------   ------------   -------------   ------------   --------------   --------------   --------------
    $    343,589    $    43,110    $  2,140,699    $    25,968     $ 386,641        $  2,346         $  3,761        $       0
      12,378,805      5,532,684      33,183,918      1,263,413             0          20,107               46           70,288
        (372,665)      (220,732)       (797,445)      (102,385)      (30,266)         (9,230)          (6,165)          (5,535)
    ------------    -----------    ------------    -----------     ---------        --------         --------        ---------
      12,349,729      5,355,062      34,527,172      1,186,996       356,375          13,223           (2,358)          64,753
    ------------    -----------    ------------    -----------     ---------        --------         --------        ---------
       1,063,605        537,360     (12,834,329)       684,180      (239,852)        (14,487)           1,412             (626)
     (16,165,777)    (5,340,803)    (21,071,846)    (4,599,567)     (247,425)        (69,257)         (51,123)        (176,204)
    ------------    -----------    ------------    -----------     ---------        --------         --------        ---------
     (15,102,172)    (4,803,443)    (33,906,175)    (3,915,387)     (487,277)        (83,744)         (49,711)        (176,830)
    ------------    -----------    ------------    -----------     ---------        --------         --------        ---------
    $ (2,752,443)   $   551,619    $    620,997    $(2,728,391)    $(130,902)       $(70,521)        $(52,069)       $(112,077)
    ============    ===========    ============    ===========     =========        ========         ========        =========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                              MONYEQUITY MASTER
                              ----------------------------------------------------------------------------------
                                                 FIDELITY VARIABLE INSURANCE
                                                       PRODUCTS FUNDS                  JANUS ASPEN SERIES
                                 DREYFUS       -------------------------------   -------------------------------
                                  STOCK             VIP             VIP II          CAPITAL         WORLDWIDE
                                  INDEX            GROWTH         CONTRAFUND      APPRECIATION        GROWTH
                                SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                              --------------   --------------   --------------   --------------   --------------
                              FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                              MAY 02, 2000**   MAY 02, 2000**   MAY 03, 2000**   MAY 03, 2000**   MAY 02, 2000**
                                 THROUGH          THROUGH          THROUGH          THROUGH          THROUGH
                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                   2000             2000             2000             2000             2000
                              --------------   --------------   --------------   --------------   --------------
Dividend income.............    $  16,954        $       0         $      0        $  38,752        $  13,276
Distribution from net
  realized gains............       46,810                0                0              958          199,002
Mortality and expense risk
  charges...................       (9,743)          (8,164)          (6,231)         (13,986)         (14,277)
                                ---------        ---------         --------        ---------        ---------
Net investment income
  (loss)....................       54,021           (8,164)          (6,231)          25,724          198,001
                                ---------        ---------         --------        ---------        ---------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss)
     on investments.........       (3,216)           7,118             (691)         (10,446)         (35,053)
  Net change in unrealized
     depreciation of
     investments............     (371,291)        (374,369)         (90,271)        (619,494)        (877,872)
                                ---------        ---------         --------        ---------        ---------
Net realized and unrealized
  loss on investments.......     (374,507)        (367,251)         (90,962)        (629,940)        (912,925)
                                ---------        ---------         --------        ---------        ---------
Net decrease in net assets
  resulting from
  operations................    $(320,486)       $(375,415)        $(97,193)       $(604,216)       $(714,924)
                                =========        =========         ========        =========        =========

---------------
** Commencement of operations

                       See notes to financial statements.

                      (This page intentionally left blank)

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                       STATEMENT OF CHANGES IN NET ASSETS

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            STRATEGIST
                                                   ------------------------------------------------------------
                                                                      MONY SERIES FUND, INC.
                                                   ------------------------------------------------------------
                                                              EQUITY                          EQUITY
                                                              GROWTH                          INCOME
                                                            SUBACCOUNT                      SUBACCOUNT
                                                   ----------------------------    ----------------------------
                                                       2000            1999            2000            1999
                                                   ------------    ------------    ------------    ------------
From operations:
  Net investment income..........................   $  278,873      $   79,557       $110,293       $ 134,056
  Net realized gain (loss) on investments........       62,141          28,326         17,362          31,610
  Net change in unrealized appreciation
     (depreciation) of investments...............     (456,196)        251,887        (95,270)       (108,424)
                                                    ----------      ----------       --------       ---------
Net increase (decrease) in net assets resulting
  from operations................................     (115,182)        359,770         32,385          57,242
                                                    ----------      ----------       --------       ---------
From unit transactions:
  Net proceeds from the issuance of units........       87,459          51,062         23,251          33,394
  Net asset value of units redeemed or used to
     meet contract obligations...................     (116,460)        (48,972)       (97,890)        (93,401)
                                                    ----------      ----------       --------       ---------
Net increase (decrease) from unit transactions...      (29,001)          2,090        (74,639)        (60,007)
                                                    ----------      ----------       --------       ---------
Net increase (decrease) in net assets............     (144,183)        361,860        (42,254)         (2,765)
Net assets beginning of year.....................    1,323,195         961,335        756,290         759,055
                                                    ----------      ----------       --------       ---------
Net assets end of year*..........................   $1,179,012      $1,323,195       $714,036       $ 756,290
                                                    ==========      ==========       ========       =========
Unit transactions:
Units outstanding beginning of year..............       14,055          14,007         10,955          11,808
Units issued during the year.....................          961             670            344             497
Units redeemed during the year...................       (1,251)           (622)        (1,491)         (1,350)
                                                    ----------      ----------       --------       ---------
Units outstanding end of year....................       13,765          14,055          9,808          10,955
                                                    ==========      ==========       ========       =========
---------------
*Includes undistributed net investment income of:   $  659,739      $  380,866       $686,030       $ 575,737
                                                    ==========      ==========       ========       =========

                       See notes to financial statements.

                                                         STRATEGIST
    ---------------------------------------------------------------------------------------------------------------------
                                                   MONY SERIES FUND, INC.
    ---------------------------------------------------------------------------------------------------------------------
           INTERMEDIATE                    LONG TERM                                                     MONEY
             TERM BOND                       BOND                       DIVERSIFIED                     MARKET
            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2000           1999           2000           1999           2000           1999           2000           1999
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      $  7,821       $  6,098       $  3,728       $  3,252      $  238,838     $  155,350      $  3,126       $  2,772
           984            613           (562)         2,745          51,448         81,348             0              0
           855         (7,233)         4,426        (11,228)       (388,928)       118,209             0              0
      --------       --------       --------       --------      ----------     ----------      --------       --------
         9,660           (522)         7,592         (5,231)        (98,642)       354,907         3,126          2,772
      --------       --------       --------       --------      ----------     ----------      --------       --------
        10,070         10,042          3,382          5,202          68,495         67,724        11,536          7,498
       (25,050)       (17,325)       (12,960)       (12,760)       (163,534)      (178,570)      (15,285)       (18,290)
      --------       --------       --------       --------      ----------     ----------      --------       --------
       (14,980)        (7,283)        (9,578)        (7,558)        (95,039)      (110,846)       (3,749)       (10,792)
      --------       --------       --------       --------      ----------     ----------      --------       --------
        (5,320)        (7,805)        (1,986)       (12,789)       (193,681)       244,061          (623)        (8,020)
       142,691        150,496         58,045         70,834       1,478,886      1,234,825        61,097         69,117
      --------       --------       --------       --------      ----------     ----------      --------       --------
      $137,371       $142,691       $ 56,059       $ 58,045      $1,285,205     $1,478,886      $ 60,474       $ 61,097
      ========       ========       ========       ========      ==========     ==========      ========       ========
         5,687          5,977          1,884          2,112          23,596         25,565         3,115          3,678
           404            400            104            163           1,124          1,275           571            392
          (989)          (690)          (405)          (391)         (2,642)        (3,244)         (763)          (955)
      --------       --------       --------       --------      ----------     ----------      --------       --------
         5,102          5,687          1,583          1,884          22,078         23,596         2,923          3,115
      ========       ========       ========       ========      ==========     ==========      ========       ========
      $184,950       $177,129       $110,569       $106,841      $1,182,032     $  943,194      $ 86,375       $ 83,249
      ========       ========       ========       ========      ==========     ==========      ========       ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            MONYEQUITY MASTER
                                       --------------------------------------------------------------------------------------------
                                                                          MONY SERIES FUND, INC.
                                       --------------------------------------------------------------------------------------------
                                            INTERMEDIATE TERM                   LONG TERM                       GOVERNMENT
                                                   BOND                            BOND                         SECURITIES
                                                SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                       ----------------------------    ----------------------------    ----------------------------
                                           2000            1999            2000            1999            2000            1999
                                       ------------    ------------    ------------    ------------    ------------    ------------
From operations:
  Net investment income..............   $  38,598       $  32,622       $  101,459      $   80,387      $  43,374       $  19,304
  Net realized gain (loss) on
    investments......................     (14,832)         (3,347)         (87,265)        (16,422)        (3,035)          6,761
  Net change in unrealized
    appreciation (depreciation) of
    investments......................      27,415         (33,665)         217,746        (209,021)        38,692         (26,058)
                                        ---------       ---------       ----------      ----------      ---------       ---------
Net increase (decrease) in net assets
  resulting from operations..........      51,181          (4,390)         231,940        (145,056)        79,031               7
                                        ---------       ---------       ----------      ----------      ---------       ---------
From unit transactions:
  Net proceeds from the issuance of
    units............................     193,043         259,097          568,073         939,989        257,654         486,563
  Net asset value of units redeemed
    or used to meet contract
    obligations......................    (238,157)       (127,346)        (578,996)       (770,619)      (318,064)       (232,350)
                                        ---------       ---------       ----------      ----------      ---------       ---------
Net increase (decrease) from unit
  transactions.......................     (45,114)        131,751          (10,923)        169,370        (60,410)        254,213
                                        ---------       ---------       ----------      ----------      ---------       ---------
Net increase (decrease) in net
  assets.............................       6,067         127,361          221,017          24,314         18,621         254,220
Net assets beginning of year.........     779,382         652,021        1,580,090       1,555,776        973,594         719,374
                                        ---------       ---------       ----------      ----------      ---------       ---------
Net assets end of year*..............   $ 785,449       $ 779,382       $1,801,107      $1,580,090      $ 992,215       $ 973,594
                                        =========       =========       ==========      ==========      =========       =========
Unit transactions:
Units outstanding beginning of
  year...............................      61,590          51,260          116,016         104,745         78,201          57,728
Units issued during the year.........      14,941          20,763           39,711          69,177         20,111          39,507
Units redeemed during the year.......     (18,605)        (10,433)         (40,502)        (57,906)       (25,131)        (19,034)
                                        ---------       ---------       ----------      ----------      ---------       ---------
Units outstanding end of year........      57,926          61,590          115,225         116,016         73,181          78,201
                                        =========       =========       ==========      ==========      =========       =========
* Includes undistributed net
  investment income of:                 $  89,254       $  50,656       $  273,654      $  172,195      $  91,614       $  48,240
                                        =========       =========       ==========      ==========      =========       =========

                                            MONYEQUITY MASTER
                                       ----------------------------
                                          MONY SERIES FUND, INC.
                                       ----------------------------
                                                  MONEY
                                                  MARKET
                                                SUBACCOUNT
                                       ----------------------------
                                           2000            1999
                                       ------------    ------------
From operations:
  Net investment income..............  $   191,190     $   196,409
  Net realized gain (loss) on
    investments......................            0               0
  Net change in unrealized
    appreciation (depreciation) of
    investments......................            0               0
                                       -----------     -----------
Net increase (decrease) in net assets
  resulting from operations..........      191,190         196,409
                                       -----------     -----------
From unit transactions:
  Net proceeds from the issuance of
    units............................    1,294,145       6,472,419
  Net asset value of units redeemed
    or used to meet contract
    obligations......................   (5,090,099)     (5,555,147)
                                       -----------     -----------
Net increase (decrease) from unit
  transactions.......................   (3,795,954)        917,272
                                       -----------     -----------
Net increase (decrease) in net
  assets.............................   (3,604,764)      1,113,681
Net assets beginning of year.........    6,444,177       5,330,496
                                       -----------     -----------
Net assets end of year*..............  $ 2,839,413     $ 6,444,177
                                       ===========     ===========
Unit transactions:
Units outstanding beginning of
  year...............................      521,637         449,645
Units issued during the year.........      101,728         686,519
Units redeemed during the year.......     (405,173)       (614,527)
                                       -----------     -----------
Units outstanding end of year........      218,192         521,637
                                       ===========     ===========
* Includes undistributed net
  investment income of:                $   753,300     $   562,110
                                       ===========     ===========

                       See notes to financial statements.

                      (This page intentionally left blank)

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                             MONYEQUITY MASTER
                                                         ---------------------------------------------------------
                                                                       ENTERPRISE ACCUMULATION TRUST
                                                         ---------------------------------------------------------
                                                                                              SMALL COMPANY
                                                                   EQUITY                         VALUE
                                                                 SUBACCOUNT                    SUBACCOUNT
                                                         ---------------------------   ---------------------------
                                                           FOR THE        FOR THE        FOR THE        FOR THE
                                                          YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                             2000           1999           2000           1999
                                                         ------------   ------------   ------------   ------------
From operations:
  Net investment income (loss).........................  $ 12,349,729   $ 2,957,349    $ 5,355,062    $ 1,542,856
  Net realized gain (loss) on investments..............     1,063,605       816,091        537,360        533,338
  Net change in unrealized appreciation (depreciation)
    of investments.....................................   (16,165,777)    1,678,484     (5,340,803)     2,698,994
                                                         ------------   -----------    -----------    -----------
Net increase (decrease) in net assets resulting from
  operations...........................................    (2,752,443)    5,451,924        551,619      4,775,188
                                                         ------------   -----------    -----------    -----------
From unit transactions:
  Net proceeds from the issuance of units..............    15,842,887    14,814,850      9,299,035     10,495,593
  Net asset value of units redeemed or used to meet
    contract obligations...............................   (12,496,872)   (7,392,370)    (7,796,451)    (4,895,495)
                                                         ------------   -----------    -----------    -----------
Net increase (decrease) from unit transactions.........     3,346,015     7,422,480      1,502,584      5,600,098
                                                         ------------   -----------    -----------    -----------
Net increase (decrease) in net assets..................       593,572    12,874,404      2,054,203     10,375,286
Net assets beginning of period.........................    42,951,802    30,077,398     27,701,853     17,326,567
                                                         ------------   -----------    -----------    -----------
Net assets end of period*..............................  $ 43,545,374   $42,951,802    $29,756,056    $27,701,853
                                                         ============   ===========    ===========    ===========
Unit transactions:
  Units outstanding beginning of period................     1,709,190     1,373,480      1,135,497        874,371
  Units issued during the period.......................       581,314       697,369        381,367        509,273
  Units redeemed during the period.....................      (448,635)     (361,659)      (317,934)      (248,147)
                                                         ------------   -----------    -----------    -----------
Units outstanding end of period........................     1,841,869     1,709,190      1,198,930      1,135,497
                                                         ============   ===========    ===========    ===========
---------------
*  Includes undistributed net investment income (loss)
   of:                                                   $ 16,978,363   $ 4,628,634    $ 8,547,001    $ 3,191,939
                                                         ============   ===========    ===========    ===========
** Commencement of operations

                       See notes to financial statements.

                                               MONYEQUITY MASTER
    --------------------------------------------------------------------------------------------------------
                                         ENTERPRISE ACCUMULATION TRUST
    --------------------------------------------------------------------------------------------------------
                                         INTERNATIONAL                  HIGH YIELD
              MANAGED                       GROWTH                         BOND                   GROWTH
            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT              SUBACCOUNT
    ---------------------------   ---------------------------   ---------------------------   --------------
                                                                                              FOR THE PERIOD
      FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE      MAY 02, 2000**
     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED       THROUGH
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
        2000           1999           2000           1999           2000           1999            2000
    ------------   ------------   ------------   ------------   ------------   ------------   --------------
    $ 34,527,172   $ 17,912,515   $ 1,186,996    $   228,208    $   356,375    $   350,028      $   13,223
     (12,834,329)     1,708,506       684,180        137,455       (239,852)      (101,361)        (14,487)
     (21,071,846)   (11,119,070)   (4,599,567)     3,547,935       (247,425)      (132,000)        (69,257)
    ------------   ------------   -----------    -----------    -----------    -----------      ----------
         620,997      8,501,951    (2,728,391)     3,913,598       (130,902)       116,667         (70,521)
    ------------   ------------   -----------    -----------    -----------    -----------      ----------
      24,790,165     32,930,266     5,052,941      4,118,010      1,151,968      1,520,826       3,117,826
                )
     (35,903,892    (19,858,472)   (3,526,808)    (1,722,826)    (1,219,321)    (1,041,034)       (139,276)
    ------------   ------------   -----------    -----------    -----------    -----------      ----------
     (11,113,727)    13,071,794     1,526,133      2,395,184        (67,353)       479,792       2,978,550
    ------------   ------------   -----------    -----------    -----------    -----------      ----------
     (10,492,730)    21,573,745    (1,202,258)     6,308,782       (198,255)       596,459       2,908,029
     113,427,217     91,853,472    13,927,583      7,618,801      4,132,230      3,535,771               0
    ------------   ------------   -----------    -----------    -----------    -----------      ----------
    $102,934,487   $113,427,217   $12,725,325    $13,927,583    $ 3,933,975    $ 4,132,230      $2,908,029
    ============   ============   ===========    ===========    ===========    ===========      ==========
       4,803,230      4,216,748       616,656        475,982        277,914        245,156               0
       1,077,541      1,506,274       246,790        251,798         78,252        104,613         321,154
      (1,552,229)      (919,792)     (177,551)      (111,124)       (82,699)       (71,855)        (14,858)
    ------------   ------------   -----------    -----------    -----------    -----------      ----------
       4,328,542      4,803,230       685,895        616,656        273,467        277,914         306,296
    ============   ============   ===========    ===========    ===========    ===========      ==========
    $ 61,619,519   $ 27,092,347   $ 1,840,767    $   653,771    $ 1,111,207    $   754,832      $   13,223
    ============   ============   ===========    ===========    ===========    ===========      ==========

            MONYEQUITY MASTER
     -------------------------------
      ENTERPRISE ACCUMULATION TRUST
     -------------------------------
       GROWTH AND        CAPITAL
         INCOME        APPRECIATION
       SUBACCOUNT       SUBACCOUNT
     --------------   --------------
     FOR THE PERIOD   FOR THE PERIOD
     MAY 03, 2000**   MAY 03, 2000**
        THROUGH          THROUGH
      DECEMBER 31,     DECEMBER 31,
          2000             2000
     --------------   --------------
       $   (2,358)      $   64,753
            1,412             (626)
          (51,123)        (176,204)
       ----------       ----------
          (52,069)        (112,077)
       ----------       ----------
        2,184,853        1,865,727
          (98,744)         (95,459)
       ----------       ----------
        2,086,109        1,770,268
       ----------       ----------
        2,034,040        1,658,191
                0                0
       ----------       ----------
       $2,034,040       $1,658,191
       ==========       ==========
                0                0
          215,920          189,063
           (9,758)          (9,789)
       ----------       ----------
          206,162          179,274
       ==========       ==========
       $   (2,358)      $   64,753
       ==========       ==========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                       MONYEQUITY MASTER
                               -------------------------------------------------------------------------------------------------
                                                        FIDELITY VARIABLE INSURANCE
                                                              PRODUCTS FUNDS                        JANUS ASPEN SERIES
                                    DREYFUS        -------------------------------------   -------------------------------------
                                     STOCK                VIP               VIP II              CAPITAL            WORLDWIDE
                                     INDEX              GROWTH            CONTRAFUND         APPRECIATION           GROWTH
                                  SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                               -----------------   -----------------   -----------------   -----------------   -----------------
                                FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD
                                MAY 02, 2000**      MAY 02, 2000**      MAY 03, 2000**      MAY 03, 2000**      MAY 02, 2000**
                                    THROUGH             THROUGH             THROUGH             THROUGH             THROUGH
                               DECEMBER 31, 2000   DECEMBER 31, 2000   DECEMBER 31, 2000   DECEMBER 31, 2000   DECEMBER 31, 2000
                               -----------------   -----------------   -----------------   -----------------   -----------------
From operations:
  Net investment income
    (loss)...................     $   54,021          $   (8,164)         $   (6,231)         $   25,724          $  198,001
  Net realized gain (loss) on
    investments..............         (3,216)              7,118                (691)            (10,446)            (35,053)
  Net change in unrealized
    depreciation of
    investments..............       (371,291)           (374,369)            (90,271)           (619,494)           (877,872)
                                  ----------          ----------          ----------          ----------          ----------
  Net decrease in net assets
    resulting from
    operations...............       (320,486)           (375,415)            (97,193)           (604,216)           (714,924)
                                  ----------          ----------          ----------          ----------          ----------
From unit transactions:
  Net proceeds from the
    issuance of units........      3,556,359           2,978,923           2,014,867           4,552,775           5,001,735
  Net asset value of units
    redeemed or used to meet
    contract obligations.....       (130,252)           (115,894)            (88,352)           (257,795)           (244,607)
                                  ----------          ----------          ----------          ----------          ----------
Net increase from unit
  transactions...............      3,426,107           2,863,029           1,926,515           4,294,980           4,757,128
                                  ----------          ----------          ----------          ----------          ----------
Net increase in net assets...      3,105,621           2,487,614           1,829,322           3,690,764           4,042,204
Net assets beginning of
  period.....................              0                   0                   0                   0                   0
                                  ----------          ----------          ----------          ----------          ----------
Net assets end of period*....     $3,105,621          $2,487,614          $1,829,322          $3,690,764          $4,042,204
                                  ==========          ==========          ==========          ==========          ==========
Unit transactions:
  Units outstanding beginning
    of period................              0                   0                   0                   0                   0
  Units issued during the
    period...................        358,347             304,936             202,874             479,644             529,466
  Units redeemed during the
    period...................        (13,528)            (12,205)             (9,031)            (27,636)            (26,623)
                                  ----------          ----------          ----------          ----------          ----------
  Units outstanding end of
    period...................        344,819             292,731             193,843             452,008             502,843
                                  ==========          ==========          ==========          ==========          ==========
---------------
*  Includes undistributed net
   investment income (loss)
   of:.......................     $   54,021          $   (8,164)         $   (6,231)         $   25,724          $  198,001
                                  ==========          ==========          ==========          ==========          ==========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS:

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONYEquity Master, MONYCustom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related to the Variable Life (Strategist) and Variable Universal Life (MONYEquity Master) insurance policies is presented here.

     There are currently six Strategist Subaccounts and seventeen MONYEquity Master Subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Fidelity Variable Insurance Products, or Janus Aspen Series (collectively, the "Funds"). The subaccounts of Strategist commenced operation in 1985 and the subaccounts of MONYEquity Master commenced operations in 1995 and in 2000. The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of each of the respective Funds' portfolio is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the portfolios of the Funds determined on the identified cost basis. Dividend income and distributions from net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

'3. RELATED PARTY TRANSACTIONS:

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Strategist and MONY Equity Master Subaccounts for the year ended December 31, 2000 aggregated $6,372,802.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.60% (for each of the Strategist Subaccounts) and 0.75% (for each of the MONYEquity Master Subaccounts) of the average daily net assets of the respective subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and proceeds from shares redeemed by each subaccount during the year ended December 31, 2000 were as follows:

                                                        COST OF SHARES
                                                      ACQUIRED (EXCLUDES     PROCEEDS FROM
STRATEGIST SUBACCOUNTS                                  REINVESTMENTS)      SHARES REDEEMED
----------------------                                ------------------    ---------------
MONY Series Fund, Inc.
Equity Growth Portfolio.............................     $   101,751          $   138,491
Equity Income Portfolio.............................          25,572              104,353
Intermediate Term Bond Portfolio....................          11,503               27,317
Long Term Bond Portfolio............................           4,527               14,440
Diversified Portfolio...............................          91,414              195,016
Money Market Portfolio..............................          16,004               20,105

MONYEQUITY MASTER SUBACCOUNTS
-----------------------------

MONY Series Fund, Inc.
Intermediate Term Bond Portfolio....................         210,543              261,245
Long Term Bond Portfolio............................         611,808              635,276
Government Securities Portfolio.....................         269,836              337,180
Money Market Portfolio..............................       3,810,881            7,635,879

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS: (CONTINUED)

                                                        COST OF SHARES
                                                      ACQUIRED (EXCLUDES     PROCEEDS FROM
MONYEQUITY MASTER SUBACCOUNTS                           REINVESTMENTS)      SHARES REDEEMED
-----------------------------                         ------------------    ---------------
Enterprise Accumulation Trust
Equity Portfolio....................................     $17,417,047          $14,444,988
Small Company Value Portfolio.......................       9,883,005            8,601,702
Managed Portfolio...................................      26,438,780           38,357,761
International Growth Portfolio......................       5,579,282            4,156,301
High Yield Bond Portfolio...........................       1,205,563            1,303,409
Growth Portfolio....................................       3,173,959              203,832
Growth and Income Portfolio.........................       2,228,432              147,914
Capital Appreciation Portfolio......................       1,891,957              126,762
Dreyfus
Dreyfus Stock Index Fund............................       3,583,700              166,454
Fidelity Variable Insurance Products Funds
VIP Growth Portfolio................................       3,050,891              195,319
VIP II Contrafund Portfolio.........................       2,045,190              124,392

Janus Aspen Series
Capital Appreciation Portfolio......................       4,623,258              341,206
Worldwide Growth Portfolio..........................       5,048,945              304,933

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- Strategist and MONYEquity Master

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Strategist's and MONYEquity Master's Subaccounts of MONY America Variable Account L at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with the funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 12, 2001

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000

                                                                     MONY CUSTOM EQUITY MASTER
                                  -----------------------------------------------------------------------------------------------
                                                MONY SERIES FUND, INC.                        ENTERPRISE ACCUMULATION TRUST
                                  ---------------------------------------------------   -----------------------------------------
                                  INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY                    SMALL COMPANY
                                   TERM BOND        BOND      SECURITIES     MARKET       EQUITY          VALUE         MANAGED
                                   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                  ------------   ----------   ----------   ----------   -----------   -------------   -----------
ASSETS
Shares held in respective
  Funds.........................      56,254         75,727      59,983     3,275,548       181,870       176,192         317,025
                                    ========     ==========    ========    ==========   ===========    ==========     ===========
Investments at cost.............    $598,495     $  941,000    $642,869    $3,275,548   $ 6,587,420    $5,150,672     $ 9,381,686
                                    ========     ==========    ========    ==========   ===========    ==========     ===========
Investments in respective Funds,
  at net asset value............    $617,108     $1,004,899    $677,207    $3,275,548   $ 5,077,811    $4,614,458     $ 7,668,835
Amount due from respective
  Funds.........................         479          1,144         762        11,637        28,758        11,843          10,587
Amount due from MONY America....         258            858         171         2,174         2,150         1,687           4,646
                                    --------     ----------    --------    ----------   -----------    ----------     -----------
         Total assets...........     617,845      1,006,901     678,140     3,289,359     5,108,719     4,627,988       7,684,068
                                    --------     ----------    --------    ----------   -----------    ----------     -----------
          LIABILITIES
Amount due to respective
  Funds.........................         258            858         171         2,174         2,150         1,687           4,646
Amount due to MONY America......         559          1,277         853        12,059        29,417        12,438          11,592
                                    --------     ----------    --------    ----------   -----------    ----------     -----------
         Total liabilities......         817          2,135       1,024        14,233        31,567        14,125          16,238
                                    --------     ----------    --------    ----------   -----------    ----------     -----------
Net assets......................    $617,028     $1,004,766    $677,116    $3,275,126   $ 5,077,152    $4,613,863     $ 7,667,830
                                    ========     ==========    ========    ==========   ===========    ==========     ===========
Net assets consist of:
    Contractholders' net
      payments..................    $580,258     $  917,256    $627,443    $3,105,512   $ 5,355,364    $4,264,759     $ 7,295,544
    Undistributed net investment
      income....................      26,486         37,604      17,229       169,614     1,256,835       860,545       3,030,777
    Accumulated net realized
      gain (loss) on
      investments...............      (8,329)       (13,993)     (1,894)            0       (25,438)       24,773        (945,640)
    Net unrealized appreciation
      (depreciation) of
      investments...............      18,613         63,899      34,338             0    (1,509,609)     (536,214)     (1,712,851)
                                    --------     ----------    --------    ----------   -----------    ----------     -----------
Net assets......................    $617,028     $1,004,766    $677,116    $3,275,126   $ 5,077,152    $4,613,863     $ 7,667,830
                                    ========     ==========    ========    ==========   ===========    ==========     ===========
Number of units outstanding*....      57,274         95,045      61,762       295,900       460,705       348,647         685,392
                                    --------     ----------    --------    ----------   -----------    ----------     -----------
Net asset value per unit
  outstanding*..................    $  10.77     $    10.57    $  10.96    $    11.07   $     11.02    $    13.23     $     11.19
                                    ========     ==========    ========    ==========   ===========    ==========     ===========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 2000

                                                                    MONY CUSTOM EQUITY MASTER
                                -------------------------------------------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                -------------------------------------------------------------------------------------------------
                                INTERNATIONAL   HIGH YIELD                 GROWTH AND   SMALL COMPANY     EQUITY       CAPITAL
                                   GROWTH          BOND        GROWTH        INCOME        GROWTH         INCOME     APPRECIATION
                                 SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                -------------   ----------   -----------   ----------   -------------   ----------   ------------
ASSETS
Shares held in respective
  Funds.......................      328,662        214,531     2,748,313      874,428       398,206        224,118       502,983
                                 ==========     ==========   ===========   ==========    ==========     ==========    ==========
Investments at cost...........   $2,637,032     $1,026,785   $16,823,539   $5,409,312    $3,557,712     $1,181,906    $3,937,537
                                 ==========     ==========   ===========   ==========    ==========     ==========    ==========
Investments in respective
  Funds, at net asset value...   $2,280,913     $  961,100   $16,462,393   $5,421,451    $3,424,570     $1,275,229    $3,566,146
Amount due from respective
  Funds.......................        7,161          1,678        30,183       16,180        10,835          1,578         6,200
Amount due from MONY
  America.....................          964            955         9,971        2,818         1,622            867         1,845
                                 ----------     ----------   -----------   ----------    ----------     ----------    ----------
         Total assets.........    2,289,038        963,733    16,502,547    5,440,449     3,437,027      1,277,674     3,574,191
                                 ----------     ----------   -----------   ----------    ----------     ----------    ----------
         LIABILITIES
Amount due to respective
  Funds.......................          964            955         9,971        2,818         1,622            867         1,845
Amount due to MONY America....        7,459          1,805        32,308       16,882        11,270          1,739         6,663
                                 ----------     ----------   -----------   ----------    ----------     ----------    ----------
         Total liabilities....        8,423          2,760        42,279       19,700        12,892          2,606         8,508
                                 ----------     ----------   -----------   ----------    ----------     ----------    ----------
Net assets....................   $2,280,615     $  960,973   $16,460,268   $5,420,749    $3,424,135     $1,275,068    $3,565,683
                                 ==========     ==========   ===========   ==========    ==========     ==========    ==========
Net assets consist of:
    Contractholders' net
      payments................   $2,279,410     $  972,834   $16,249,855   $5,256,044    $3,205,245     $1,184,290    $3,455,955
    Undistributed net
      investment income
      (loss)..................      216,643         92,370        77,380       (4,957)       12,045          1,217       163,175
    Accumulated net realized
      gain (loss) on
      investments.............      140,681        (38,546)      494,179      157,523       339,987         (3,762)      317,944
    Net unrealized
      appreciation
      (depreciation) of
      investments.............     (356,119)       (65,685)     (361,146)      12,139      (133,142)        93,323      (371,391)
                                 ----------     ----------   -----------   ----------    ----------     ----------    ----------
Net assets....................   $2,280,615     $  960,973   $16,460,268   $5,420,749    $3,424,135     $1,275,068    $3,565,683
                                 ==========     ==========   ===========   ==========    ==========     ==========    ==========
Number of units
  outstanding*................      188,306         95,559     1,396,706      447,828       210,319        111,358       245,534
                                 ----------     ----------   -----------   ----------    ----------     ----------    ----------
Net asset value per unit
  outstanding*................   $    12.11     $    10.06   $     11.79   $    12.10    $    16.28     $    11.45    $    14.52
                                 ==========     ==========   ===========   ==========    ==========     ==========    ==========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 2000

                                                                    MONY CUSTOM EQUITY MASTER
                                 ------------------------------------------------------------------------------------------------
                                 ENTERPRISE ACCUMULATION
                                          TRUST                                        FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                 ------------------------                  DREYFUS     ------------------------------------------
                                                             DREYFUS      SOCIALLY                                    VIP III
                                  MULTI-CAP                   STOCK      RESPONSIBLE       VIP         VIP II          GROWTH
                                   GROWTH       BALANCED      INDEX        GROWTH        GROWTH      CONTRAFUND    OPPORTUNITIES
                                 SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                 -----------   ----------   ----------   -----------   -----------   -----------   --------------
            ASSETS
Shares held in respective
  Funds........................      457,375      37,457        78,151      11,295         38,790        81,496         31,053
                                 ===========    ========    ==========    ========     ==========    ==========       ========
Investments at cost............  $ 5,877,774    $190,299    $2,878,733    $426,607     $1,881,635    $2,005,627       $608,034
                                 ===========    ========    ==========    ========     ==========    ==========       ========
Investments in respective
  Funds, at net asset value....  $ 4,642,352    $192,532    $2,657,136    $389,342     $1,687,353    $1,928,999       $549,630
Amount due from respective
  Funds........................       13,285         149         6,537       1,271         24,144         2,812          7,828
Amount due from MONY America...        1,041          18           614          86            869           534            209
                                 -----------    --------    ----------    --------     ----------    ----------       --------
         Total assets..........    4,656,678     192,699     2,664,287     390,699      1,712,366     1,932,345        557,667
                                 -----------    --------    ----------    --------     ----------    ----------       --------
          LIABILITIES
Amount due to respective
  Funds........................        1,041          18           614          86            869           534            209
Amount due to MONY America.....       13,891         174         6,874       1,319         24,360         3,059          7,899
                                 -----------    --------    ----------    --------     ----------    ----------       --------
         Total liabilities.....       14,932         192         7,488       1,405         25,229         3,593          8,108
                                 -----------    --------    ----------    --------     ----------    ----------       --------
Net assets.....................  $ 4,641,746    $192,507    $2,656,799    $389,294     $1,687,137    $1,928,752       $549,559
                                 ===========    ========    ==========    ========     ==========    ==========       ========
Net assets consist of:
    Contractholders' net
      payments.................  $ 6,211,357    $189,546    $2,831,650    $416,236     $1,896,697    $2,016,255       $613,923
    Undistributed net
      investment income
      (loss)...................       (9,475)        618        51,458       5,060         11,844        26,943          4,545
    Accumulated net realized
      gain (loss) on
      investments..............     (324,714)        110        (4,712)      5,263        (27,122)      (37,818)       (10,505)
    Net unrealized appreciation
      (depreciation) of
      investments..............   (1,235,422)      2,233      (221,597)    (37,265)      (194,282)      (76,628)       (58,404)
                                 -----------    --------    ----------    --------     ----------    ----------       --------
Net assets.....................  $ 4,641,746    $192,507    $2,656,799    $389,294     $1,687,137    $1,928,752       $549,559
                                 ===========    ========    ==========    ========     ==========    ==========       ========
Number of units outstanding*...      494,446      18,855       272,935      39,772        166,741       182,000         65,733
                                 -----------    --------    ----------    --------     ----------    ----------       --------
Net asset value per unit
  outstanding*.................  $      9.39    $  10.21    $     9.73    $   9.79     $    10.12    $    10.60       $   8.36
                                 ===========    ========    ==========    ========     ==========    ==========       ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 2000

                                                                         MONY CUSTOM EQUITY MASTER
                                                            ----------------------------------------------------
                                                                             JANUS ASPEN SERIES
                                                            ----------------------------------------------------
                                                            AGGRESSIVE                   CAPITAL      WORLDWIDE
                                                              GROWTH       BALANCED    APPRECIATION     GROWTH
                                                            SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                            -----------   ----------   ------------   ----------
                          ASSETS
Shares held in respective Funds...........................       93,292       52,329        89,322        82,187
                                                            ===========   ==========    ==========    ==========
Investments at cost.......................................  $ 4,746,434   $1,343,472    $2,810,161    $3,622,960
                                                            ===========   ==========    ==========    ==========
Investments in respective Funds, at net asset value.......  $ 3,386,508   $1,272,113    $2,392,936    $3,039,288
Amount due from respective Funds..........................       17,961        4,626         5,949        10,259
Amount due from MONY America..............................        1,006          372           711           989
                                                            -----------   ----------    ----------    ----------
          Total assets....................................    3,405,475    1,277,111     2,399,596     3,050,536
                                                            -----------   ----------    ----------    ----------
                       LIABILITIES
Amount due to respective Funds............................        1,006          372           711           989
Amount due to MONY America................................       18,405        4,791         6,263        10,657
                                                            -----------   ----------    ----------    ----------
          Total liabilities...............................       19,411        5,163         6,974        11,646
                                                            -----------   ----------    ----------    ----------
Net assets................................................  $ 3,386,064   $1,271,948    $2,392,622    $3,038,890
                                                            ===========   ==========    ==========    ==========
Net assets consist of:
     Contractholders' net payments........................  $ 4,719,893   $1,298,616    $2,793,070    $3,542,030
     Undistributed net investment income..................      292,799       67,617        20,434       149,432
     Accumulated net realized loss on investments.........     (266,702)     (22,926)       (3,657)      (68,900)
     Net unrealized depreciation of investments...........   (1,359,926)     (71,359)     (417,225)     (583,672)
                                                            -----------   ----------    ----------    ----------
Net assets................................................  $ 3,386,064   $1,271,948    $2,392,622    $3,038,890
                                                            ===========   ==========    ==========    ==========
Number of units outstanding*..............................      357,290      122,793       222,664       275,632
                                                            -----------   ----------    ----------    ----------
Net asset value per unit outstanding*.....................  $      9.48   $    10.36    $    10.75    $    11.03
                                                            ===========   ==========    ==========    ==========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                     MONY CUSTOM EQUITY MASTER
                                  -----------------------------------------------------------------------------------------------
                                                MONY SERIES FUND, INC.                        ENTERPRISE ACCUMULATION TRUST
                                  ---------------------------------------------------   -----------------------------------------
                                  INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY                    SMALL COMPANY
                                   TERM BOND        BOND      SECURITIES     MARKET       EQUITY          VALUE         MANAGED
                                   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                  ------------   ----------   ----------   ----------   -----------   -------------   -----------
Dividend income.................    $21,080       $ 33,822     $16,961      $147,621    $    30,395     $   5,844     $   144,091
Distribution from net realized
  gains.........................          0              0           4             0      1,095,083       749,948       2,233,624
Mortality and expense risk
  charges.......................     (1,618)        (2,323)     (1,687)       (8,541)       (13,467)      (12,362)        (22,320)
                                    -------       --------     -------      --------    -----------     ---------     -----------
Net investment income...........     19,462         31,499      15,278       139,080      1,112,011       743,430       2,355,395
                                    -------       --------     -------      --------    -----------     ---------     -----------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
     investments................       (688)        (1,749)         21             0        (17,696)       (8,964)       (831,371)
  Net change in unrealized
     appreciation (depreciation)
     of investments.............     18,002         70,974      33,373             0     (1,641,850)     (646,837)     (1,408,410)
                                    -------       --------     -------      --------    -----------     ---------     -----------
Net realized and unrealized gain
  (loss) on investments.........     17,314         69,225      33,394             0     (1,659,546)     (655,801)     (2,239,781)
                                    -------       --------     -------      --------    -----------     ---------     -----------
Net increase (decrease) in net
  assets resulting from
  operations....................    $36,776       $100,724     $48,672      $139,080    $  (547,535)    $  87,629     $   115,614
                                    =======       ========     =======      ========    ===========     =========     ===========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                    MONY CUSTOM EQUITY MASTER
                                -------------------------------------------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                -------------------------------------------------------------------------------------------------
                                INTERNATIONAL   HIGH YIELD                 GROWTH AND   SMALL COMPANY     EQUITY       CAPITAL
                                   GROWTH          BOND        GROWTH        INCOME        GROWTH         INCOME     APPRECIATION
                                 SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                -------------   ----------   -----------   ----------   -------------   ----------   ------------
Dividend income...............    $   4,046      $ 69,798    $    14,350   $  11,921      $       0      $  5,564     $       0
Distribution from net realized
  gains.......................      196,830             0        123,004         145         22,063             0       175,772
Mortality and expense risk
  charges.....................       (6,476)       (2,545)       (45,292)    (13,828)        (8,664)       (3,756)      (10,400)
                                  ---------      --------    -----------   ---------      ---------      --------     ---------
Net investment income
  (loss)......................      194,400        67,253         92,062      (1,762)        13,399         1,808       165,372
                                  ---------      --------    -----------   ---------      ---------      --------     ---------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
     investments..............      104,802       (30,452)       335,051     127,577        300,547       (21,235)      272,992
  Net change in unrealized
     appreciation
     (depreciation) of
     investments..............     (630,290)      (59,167)    (1,366,719)   (133,650)      (382,937)      100,153      (874,427)
                                  ---------      --------    -----------   ---------      ---------      --------     ---------
Net realized and unrealized
  gain (loss) on
  investments.................     (525,488)      (89,619)    (1,031,668)     (6,073)       (82,390)       78,918      (601,435)
                                  ---------      --------    -----------   ---------      ---------      --------     ---------
Net increase (decrease) in net
  assets resulting from
  operations..................    $(331,088)     $(22,366)   $  (939,606)  $  (7,835)     $ (68,991)     $ 80,726     $(436,063)
                                  =========      ========    ===========   =========      =========      ========     =========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                 MONY CUSTOM EQUITY MASTER
                                               -------------------------------------------------------------
                                                ENTERPRISE ACCUMULATION
                                                         TRUST
                                               -------------------------
                                                                             DREYFUS           DREYFUS
                                                MULTI-CAP                     STOCK            SOCIALLY
                                                 GROWTH        BALANCED       INDEX       RESPONSIBLE GROWTH
                                               SUBACCOUNT     SUBACCOUNT    SUBACCOUNT        SUBACCOUNT
                                               -----------    ----------    ----------    ------------------
Dividend income..............................  $         0      $  366      $  15,170          $  2,803
Distribution from net realized gains.........        2,110         611         40,030                 0
Mortality and expense risk charges...........      (11,458)       (359)        (4,554)             (680)
                                               -----------      ------      ---------          --------
Net investment income (loss).................       (9,348)        618         50,646             2,123
                                               -----------      ------      ---------          --------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on investments....     (329,948)        110         (5,117)            5,253
  Net change in unrealized appreciation
     (depreciation) of investments...........   (1,293,441)      2,213       (224,769)          (39,108)
                                               -----------      ------      ---------          --------
Net realized and unrealized gain (loss) on
  investments................................   (1,623,389)      2,323       (229,886)          (33,855)
                                               -----------      ------      ---------          --------
Net increase (decrease) in net assets
  resulting from operations..................  $(1,632,737)     $2,941      $(179,240)         $(31,732)
                                               ===========      ======      =========          ========

                                                       MONY CUSTOM EQUITY MASTER
                                               ------------------------------------------

                                               FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                               ------------------------------------------
                                                                               VIP III
                                                  VIP          VIP II          GROWTH
                                                 GROWTH      CONTRAFUND     OPPORTUNITIES
                                               SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                               ----------    -----------    -------------
Dividend income..............................  $     121      $     814       $    870
Distribution from net realized gains.........     14,478         29,542          4,576
Mortality and expense risk charges...........     (2,742)        (3,384)          (889)
                                               ---------      ---------       --------
Net investment income (loss).................     11,857         26,972          4,557
                                               ---------      ---------       --------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on investments....    (27,656)       (38,064)       (10,516)
  Net change in unrealized appreciation
     (depreciation) of investments...........   (197,290)       (83,694)       (58,779)
                                               ---------      ---------       --------
Net realized and unrealized gain (loss) on
  investments................................   (224,946)      (121,758)       (69,295)
                                               ---------      ---------       --------
Net increase (decrease) in net assets
  resulting from operations..................  $(213,089)     $ (94,786)      $(64,738)
                                               =========      =========       ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                           MONY CUSTOM EQUITY MASTER
                                                              ----------------------------------------------------
                                                                               JANUS ASPEN SERIES
                                                              ----------------------------------------------------
                                                              AGGRESSIVE                   CAPITAL      WORLDWIDE
                                                                GROWTH       BALANCED    APPRECIATION     GROWTH
                                                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                              -----------   ----------   ------------   ----------
Dividend income.............................................  $         0    $ 21,505     $  24,562     $  10,074
Distribution from net realized gains........................      301,276      47,838           641       145,427
Mortality and expense risk charges..........................       (8,369)     (1,993)       (5,090)       (6,013)
                                                              -----------    --------     ---------     ---------
Net investment income.......................................      292,907      67,350        20,113       149,488
                                                              -----------    --------     ---------     ---------
Realized and unrealized loss on investments:
  Net realized loss on investments..........................     (268,611)    (22,956)       (4,558)      (70,248)
  Net change in unrealized depreciation of investments......   (1,418,465)    (72,184)     (448,911)     (606,602)
                                                              -----------    --------     ---------     ---------
Net realized and unrealized loss on investments.............   (1,687,076)    (95,140)     (453,469)     (676,850)
                                                              -----------    --------     ---------     ---------
Net decrease in net assets resulting from operations........  $(1,394,169)   $(27,790)    $(433,356)    $(527,362)
                                                              ===========    ========     =========     =========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                       STATEMENT OF CHANGES IN NET ASSETS

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                MONY CUSTOM EQUITY MASTER
                                                         ------------------------------------------------------------------------
                                                                                  MONY SERIES FUND, INC.
                                                         ------------------------------------------------------------------------
                                                              INTERMEDIATE               LONG TERM                GOVERNMENT
                                                               TERM BOND                    BOND                  SECURITIES
                                                               SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                                                         ----------------------    ----------------------    --------------------
                                                           2000         1999          2000         1999        2000        1999
                                                         ---------    ---------    ----------    --------    --------    --------
From operations:
  Net investment income................................  $  19,462    $   7,024    $   31,499    $  6,105    $ 15,278    $  1,951
  Net realized gain (loss) on investments..............       (688)      (7,641)       (1,749)    (12,244)         21      (1,915)
  Net change in unrealized appreciation (depreciation)
     of investments....................................     18,002          609        70,974      (7,080)     33,373         965
                                                         ---------    ---------    ----------    --------    --------    --------
Net increase (decrease) in net assets resulting from
  operations...........................................     36,776           (8)      100,724     (13,219)     48,672       1,001
                                                         ---------    ---------    ----------    --------    --------    --------
From unit transactions:
  Net proceeds from the issuance of units..............    334,344      711,966       693,119     534,080     463,494     305,134
  Net asset value of units redeemed or used to meet
     contract obligations..............................   (239,212)    (228,769)     (213,919)    (97,560)    (89,978)    (51,936)
                                                         ---------    ---------    ----------    --------    --------    --------
Net increase from unit transactions....................     95,132      483,197       479,200     436,520     373,516     253,198
                                                         ---------    ---------    ----------    --------    --------    --------
Net increase in net assets.............................    131,908      483,189       579,924     423,301     422,188     254,199
Net assets beginning of year...........................    485,120        1,931       424,842       1,541     254,928         729
                                                         ---------    ---------    ----------    --------    --------    --------
Net assets end of year*................................  $ 617,028    $ 485,120    $1,004,766    $424,842    $677,116    $254,928
                                                         =========    =========    ==========    ========    ========    ========
Unit transactions:
Units outstanding beginning of year....................     48,440          193        46,303         155      25,422          73
Units issued during the year...........................     32,519       71,100        70,758      56,509      45,013      30,541
Units redeemed during the year.........................    (23,685)     (22,853)      (22,016)    (10,361)     (8,673)     (5,192)
                                                         ---------    ---------    ----------    --------    --------    --------
Units outstanding end of year..........................     57,274       48,440        95,045      46,303      61,762      25,422
                                                         =========    =========    ==========    ========    ========    ========
---------------
* Includes undistributed net investment income of:       $  26,486    $   7,024    $   37,604    $  6,105    $ 17,229    $  1,951
                                                         =========    =========    ==========    ========    ========    ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          MONY CUSTOM EQUITY MASTER
                                             ------------------------------------------------------------------------------------
                                               MONY SERIES FUND, INC.                  ENTERPRISE ACCUMULATION TRUST
                                             --------------------------    ------------------------------------------------------
                                                       MONEY                                                  SMALL COMPANY
                                                       MARKET                       EQUITY                        VALUE
                                                     SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
                                             --------------------------    -------------------------    -------------------------
                                                2000           1999           2000           1999          2000           1999
                                             -----------    -----------    -----------    ----------    -----------    ----------
From operations:
  Net investment income....................  $   139,080    $    30,534    $ 1,112,011    $  144,825    $   743,430    $  117,115
  Net realized gain (loss) on
     investments...........................            0              0        (17,696)       (7,750)        (8,964)       33,735
  Net change in unrealized appreciation
     (depreciation) of investments.........            0              0     (1,641,850)      131,997       (646,837)      110,343
                                             -----------    -----------    -----------    ----------    -----------    ----------
Net increase (decrease) in net assets
  resulting from operations................      139,080         30,534       (547,535)      269,072         87,629       261,193
                                             -----------    -----------    -----------    ----------    -----------    ----------
From unit transactions:
  Net proceeds from the issuance of
     units.................................    7,729,097      3,691,838      4,348,369     2,705,850      3,298,829     2,882,501
  Net asset value of units redeemed or used
     to meet contract obligations..........   (6,121,091)    (2,258,987)    (1,201,211)     (516,750)    (1,315,347)     (609,029)
                                             -----------    -----------    -----------    ----------    -----------    ----------
Net increase from unit transactions........    1,608,006      1,432,851      3,147,158     2,189,100      1,983,482     2,273,472
                                             -----------    -----------    -----------    ----------    -----------    ----------
Net increase in net assets.................    1,747,086      1,463,385      2,599,623     2,458,172      2,071,111     2,534,665
Net assets beginning of year...............    1,528,040         64,655      2,477,529        19,357      2,542,752         8,087
                                             -----------    -----------    -----------    ----------    -----------    ----------
Net assets end of the year*................  $ 3,275,126    $ 1,528,040    $ 5,077,152    $2,477,529    $ 4,613,863    $2,542,752
                                             ===========    ===========    ===========    ==========    ===========    ==========
Unit transactions:
Units outstanding beginning of year........      146,000          6,463        212,392         1,912        196,273           772
Units issued during the year...............      720,831        359,906        343,075       260,034        253,071       247,197
Units redeemed during the year.............     (570,931)      (220,369)       (94,762)      (49,554)      (100,697)      (51,696)
                                             -----------    -----------    -----------    ----------    -----------    ----------
Units outstanding end of year..............      295,900        146,000        460,705       212,392        348,647       196,273
                                             ===========    ===========    ===========    ==========    ===========    ==========
---------------
* Includes undistributed net investment
  income of:                                 $   169,614    $    30,534    $ 1,256,835    $  144,824    $   860,545    $  117,115
                                             ===========    ===========    ===========    ==========    ===========    ==========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            MONY CUSTOM EQUITY MASTER
                                                 --------------------------------------------------------------------------------
                                                                          ENTERPRISE ACCUMULATION TRUST
                                                 --------------------------------------------------------------------------------
                                                                                    INTERNATIONAL                HIGH YIELD
                                                          MANAGED                       GROWTH                      BOND
                                                         SUBACCOUNT                   SUBACCOUNT                 SUBACCOUNT
                                                 --------------------------    ------------------------    ----------------------
                                                    2000           1999           2000          1999         2000         1999
                                                 -----------    -----------    ----------    ----------    ---------    ---------
From operations:
  Net investment income........................  $ 2,355,395    $   675,383    $  194,400    $   22,243    $  67,253    $  25,115
  Net realized gain (loss) on investments......     (831,371)      (114,285)      104,802        35,877      (30,452)      (8,094)
  Net change in unrealized appreciation
     (depreciation) of investments.............   (1,408,410)      (304,672)     (630,290)      274,153      (59,167)      (6,521)
                                                 -----------    -----------    ----------    ----------    ---------    ---------
Net increase (decrease) in net assets resulting
  from operations..............................      115,614        256,426      (331,088)      332,273      (22,366)      10,500
                                                 -----------    -----------    ----------    ----------    ---------    ---------
From unit transactions:
  Net proceeds from the issuance of units......    4,559,202      6,547,247     1,940,752     1,275,028      625,103      680,017
  Net asset value of units redeemed or used to
     meet contract obligations.................   (2,422,726)    (1,414,906)     (685,072)     (252,640)    (225,076)    (110,651)
                                                 -----------    -----------    ----------    ----------    ---------    ---------
Net increase from unit transactions............    2,136,476      5,132,341     1,255,680     1,022,388      400,027      569,366
                                                 -----------    -----------    ----------    ----------    ---------    ---------
Net increase in net assets.....................    2,252,090      5,388,767       924,592     1,354,661      377,661      579,866
Net assets beginning of year...................    5,415,740         26,973     1,356,023         1,362      583,312        3,446
                                                 -----------    -----------    ----------    ----------    ---------    ---------
Net assets end of year*........................  $ 7,667,830    $ 5,415,740    $2,280,615    $1,356,023    $ 960,973    $ 583,312
                                                 ===========    ===========    ==========    ==========    =========    =========
Unit transactions:
Units outstanding beginning of year............      489,437          2,653        92,361           131       56,344          345
Units issued during the year...................      418,776        620,235       147,809       114,415       61,065       66,875
Units redeemed during the year.................     (222,821)      (133,451)      (51,864)      (22,185)     (21,850)     (10,876)
                                                 -----------    -----------    ----------    ----------    ---------    ---------
Units outstanding end of year..................      685,392        489,437       188,306        92,361       95,559       56,344
                                                 ===========    ===========    ==========    ==========    =========    =========
---------------
* Includes undistributed net investment income
  (loss) of:                                     $ 3,030,777    $   675,382    $  216,643    $   22,243    $  92,370    $  25,117
                                                 ===========    ===========    ==========    ==========    =========    =========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           MONY CUSTOM EQUITY MASTER
                                              -----------------------------------------------------------------------------------
                                                                         ENTERPRISE ACCUMULATION TRUST
                                              -----------------------------------------------------------------------------------
                                                                                   GROWTH AND                 SMALL COMPANY
                                                        GROWTH                       INCOME                       GROWTH
                                                      SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
                                              --------------------------    -------------------------    ------------------------
                                                 2000           1999           2000           1999          2000          1999
                                              -----------    -----------    -----------    ----------    ----------    ----------
From operations:
  Net investment income (loss)..............  $    92,062    $   (14,681)   $    (1,762)   $   (3,195)   $   13,399    $   (1,354)
  Net realized gain on investments..........      335,051        159,102        127,577        29,946       300,547        39,439
  Net change in unrealized appreciation
     (depreciation) of investments..........   (1,366,719)     1,005,449       (133,650)      145,726      (382,937)      249,744
                                              -----------    -----------    -----------    ----------    ----------    ----------
Net increase (decrease) in net assets
  resulting from operations.................     (939,606)     1,149,870         (7,835)      172,477       (68,991)      287,829
                                              -----------    -----------    -----------    ----------    ----------    ----------
From unit transactions:
  Net proceeds from the issuance of units...   12,169,766     10,743,825      4,219,677     3,055,454     3,220,981     1,122,121
  Net asset value of units redeemed or used
     to meet contract obligations...........   (4,551,670)    (2,164,169)    (1,436,042)     (593,120)     (966,838)     (172,414)
                                              -----------    -----------    -----------    ----------    ----------    ----------
Net increase from unit transactions.........    7,618,096      8,579,656      2,783,635     2,462,334     2,254,143       949,707
                                              -----------    -----------    -----------    ----------    ----------    ----------
Net increase in net assets..................    6,678,490      9,729,526      2,775,800     2,634,811     2,185,152     1,237,536
Net assets beginning of year................    9,781,778         52,252      2,644,949        10,138     1,238,983         1,447
                                              -----------    -----------    -----------    ----------    ----------    ----------
Net assets end of year*.....................  $16,460,268    $ 9,781,778    $ 5,420,749    $2,644,949    $3,424,135    $1,238,983
                                              ===========    ===========    ===========    ==========    ==========    ==========
Unit transactions:
Units outstanding beginning of year.........      762,612          5,053        219,728         1,012        77,266           140
Units issued during the year................    1,014,650        943,048        347,137       271,176       190,487        91,095
Units redeemed during the year..............     (380,556)      (185,489)      (119,037)      (52,460)      (57,434)      (13,969)
                                              -----------    -----------    -----------    ----------    ----------    ----------
Units outstanding end of year...............    1,396,706        762,612        447,828       219,728       210,319        77,266
                                              ===========    ===========    ===========    ==========    ==========    ==========
---------------
* Includes undistributed net investment
  income (loss) of:                           $    77,380    $   (14,682)   $    (4,957)   $   (3,195)   $   12,045    $   (1,354)
                                              ===========    ===========    ===========    ==========    ==========    ==========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                   MONY CUSTOM EQUITY MASTER
                               --------------------------------------------------------------------------------------------------
                                                                 ENTERPRISE ACCUMULATION TRUST
                               --------------------------------------------------------------------------------------------------
                                          EQUITY                         CAPITAL                           MULTI-CAP
                                          INCOME                       APPRECIATION                          GROWTH
                                        SUBACCOUNT                      SUBACCOUNT                         SUBACCOUNT
                               ----------------------------    ----------------------------    ----------------------------------
                                 FOR THE         FOR THE         FOR THE         FOR THE         FOR THE         FOR THE PERIOD
                                YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     NOVEMBER 2, 1999**
                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,         THROUGH
                                   2000            1999            2000            1999            2000        DECEMBER 31, 1999
                               ------------    ------------    ------------    ------------    ------------    ------------------
From operations:
  Net investment income
     (loss)..................   $    1,808      $     (591)     $  165,372      $   (2,197)    $    (9,348)         $   (127)
  Net realized gain (loss) on
     investments.............      (21,235)         17,473         272,992          44,949        (329,948)            5,234
  Net change in unrealized
     appreciation
     (depreciation) of
     investments.............      100,153          (6,848)       (874,427)        503,012      (1,293,441)           58,019
                                ----------      ----------      ----------      ----------     -----------          --------
Net increase (decrease) in
  net assets resulting from
  operations.................       80,726          10,034        (436,063)        545,764      (1,632,737)           63,126
                                ----------      ----------      ----------      ----------     -----------          --------
From unit transactions:
  Net proceeds from the
     issuance of units.......      940,041       1,095,411       2,906,900       1,762,597       6,921,663           423,841
  Net asset value of units
     redeemed or used to meet
     contract obligations....     (611,966)       (250,359)       (945,123)       (276,515)     (1,087,507)          (46,640)
                                ----------      ----------      ----------      ----------     -----------          --------
Net increase from unit
  transactions...............      328,075         845,052       1,961,777       1,486,082       5,834,156           377,201
                                ----------      ----------      ----------      ----------     -----------          --------
Net increase in net assets...      408,801         855,086       1,525,714       2,031,846       4,201,419           440,327
Net assets beginning of
  period.....................      866,267          11,181       2,039,969           8,123         440,327                 0
                                ----------      ----------      ----------      ----------     -----------          --------
Net assets end of period*....   $1,275,068      $  866,267      $3,565,683      $2,039,969     $ 4,641,746          $440,327
                                ==========      ==========      ==========      ==========     ===========          ========
Unit transactions:
Units outstanding beginning
  of period..................       80,262           1,091         120,616             743          32,431                 0
Units issued during the
  period.....................       88,864         101,978         184,852         141,549         551,105            36,551
Units redeemed during the
  period.....................      (57,768)        (22,807)        (59,934)        (21,676)        (89,090)           (4,120)
                                ----------      ----------      ----------      ----------     -----------          --------
Units outstanding end of
  period.....................      111,358          80,262         245,534         120,616         494,446            32,431
                                ==========      ==========      ==========      ==========     ===========          ========
---------------
 * Includes undistributed net
   investment income (loss)
   of:                          $    1,217      $     (591)     $  163,175      $   (2,197)    $    (9,475)         $   (127)
                                ==========      ==========      ==========      ==========     ===========          ========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                 MONY CUSTOM EQUITY MASTER
                                         -------------------------------------------------------------------------
                                            ENTERPRISE ACCUMULATION TRUST
                                         -----------------------------------              DREYFUS STOCK
                                                      BALANCED                                INDEX
                                                     SUBACCOUNT                             SUBACCOUNT
                                         -----------------------------------    ----------------------------------
                                           FOR THE         FOR THE PERIOD         FOR THE         FOR THE PERIOD
                                          YEAR ENDED     NOVEMBER 15, 1999**     YEAR ENDED     NOVEMBER 9, 1999**
                                         DECEMBER 31,          THROUGH          DECEMBER 31,         THROUGH
                                             2000         DECEMBER 31, 1999         2000        DECEMBER 31, 1999
                                         ------------    -------------------    ------------    ------------------
From operations:
  Net investment income................    $    618            $    0            $   50,646          $    812
  Net realized gain (loss) on
    investments........................         110                 0                (5,117)              405
  Net change in unrealized appreciation
    (depreciation) of investments......       2,213                20              (224,769)            3,172
                                           --------            ------            ----------          --------
Net increase (decrease) in net assets
  resulting from operations............       2,941                20              (179,240)            4,389
                                           --------            ------            ----------          --------
From unit transactions:
  Net proceeds from the issuance of
    units..............................     225,971             2,295             3,060,428           136,922
  Net asset value of units redeemed or
    used to meet contract
    obligations........................     (38,679)              (41)             (360,740)           (4,960)
                                           --------            ------            ----------          --------
Net increase from unit transactions....     187,292             2,254             2,699,688           131,962
                                           --------            ------            ----------          --------
Net increase in net assets.............     190,233             2,274             2,520,448           136,351
Net assets beginning of period.........       2,274                 0               136,351                 0
                                           --------            ------            ----------          --------
Net assets end of period*..............    $192,507            $2,274            $2,656,799          $136,351
                                           ========            ======            ==========          ========
Unit transactions:
Units outstanding beginning of
  period...............................         221                 0                12,662                 0
Units issued during the period.........      22,491               225               294,965            13,142
Units redeemed during the period.......      (3,857)               (4)              (34,692)             (480)
                                           --------            ------            ----------          --------
Units outstanding end of period........      18,855               221               272,935            12,662
                                           ========            ======            ==========          ========
---------------
 * Includes undistributed net
   investment income of:                   $    618            $    0            $   51,458          $    812
                                           ========            ======            ==========          ========
** Commencement of operations

                                              MONY CUSTOM EQUITY MASTER
                                         -----------------------------------

                                                  DREYFUS SOCIALLY
                                                     RESPONSIBLE
                                                     SUBACCOUNT
                                         -----------------------------------
                                           FOR THE         FOR THE PERIOD
                                          YEAR ENDED     NOVEMBER 10, 1999**
                                         DECEMBER 31,          THROUGH
                                             2000         DECEMBER 31, 1999
                                         ------------    -------------------
From operations:
  Net investment income................    $  2,123            $ 2,937
  Net realized gain (loss) on
    investments........................       5,253                 10
  Net change in unrealized appreciation
    (depreciation) of investments......     (39,108)             1,843
                                           --------            -------
Net increase (decrease) in net assets
  resulting from operations............     (31,732)             4,790
                                           --------            -------
From unit transactions:
  Net proceeds from the issuance of
    units..............................     379,358             86,547
  Net asset value of units redeemed or
    used to meet contract
    obligations........................     (49,349)              (320)
                                           --------            -------
Net increase from unit transactions....     330,009             86,227
                                           --------            -------
Net increase in net assets.............     298,277             91,017
Net assets beginning of period.........      91,017                  0
                                           --------            -------
Net assets end of period*..............    $389,294            $91,017
                                           ========            =======
Unit transactions:
Units outstanding beginning of
  period...............................       8,243                  0
Units issued during the period.........      36,266              8,273
Units redeemed during the period.......      (4,737)               (30)
                                           --------            -------
Units outstanding end of period........      39,772              8,243
                                           ========            =======
---------------
 * Includes undistributed net
   investment income of:                   $  5,060            $ 2,937
                                           ========            =======
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                               MONY CUSTOM EQUITY MASTER
                                                    ------------------------------------------------
                                                       FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                    ------------------------------------------------
                                                                   VIP                     VIP II
                                                                 GROWTH                  CONTRAFUND
                                                               SUBACCOUNT                SUBACCOUNT
                                                    ---------------------------------   ------------
                                                      FOR THE        FOR THE PERIOD       FOR THE
                                                     YEAR ENDED    NOVEMBER 9, 1999**    YEAR ENDED
                                                    DECEMBER 31,        THROUGH         DECEMBER 31,
                                                        2000       DECEMBER 31, 1999        2000
                                                    ------------   ------------------   ------------
From operations:
  Net investment income (loss)....................   $   11,857         $   (13)         $   26,972
  Net realized gain (loss) on investments.........      (27,656)            534             (38,064)
  Net change in unrealized appreciation
    (depreciation) of investments.................     (197,290)          3,008             (83,694)
                                                     ----------         -------          ----------
Net increase (decrease) in net assets resulting
  from operations.................................     (213,089)          3,529             (94,786)
                                                     ----------         -------          ----------
From unit transactions:
  Net proceeds from the issuance of units.........    2,096,981          56,705           2,220,996
  Net asset value of units redeemed or used to
    meet contract obligations.....................     (254,083)         (2,906)           (314,167)
                                                     ----------         -------          ----------
Net increase from unit transactions...............    1,842,898          53,799           1,906,829
                                                     ----------         -------          ----------
Net increase in net assets........................    1,629,809          57,328           1,812,043
Net assets beginning of period....................       57,328               0             116,709
                                                     ----------         -------          ----------
Net assets end of period*.........................   $1,687,137         $57,328          $1,928,752
                                                     ==========         =======          ==========
Unit transactions:
Units outstanding beginning of period.............        5,021               0              10,237
Units issued during the period....................      184,034           5,291             200,127
Units redeemed during the period..................      (22,314)           (270)            (28,364)
                                                     ----------         -------          ----------
Units outstanding end of period...................      166,741           5,021             182,000
                                                     ==========         =======          ==========
---------------
 * Includes undistributed net investment income
   (loss) of:                                        $   11,844         $   (13)         $   26,943
                                                     ==========         =======          ==========
** Commencement of operations

                                                                   MONY CUSTOM EQUITY MASTER
                                                    -------------------------------------------------------
                                                          FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                    -------------------------------------------------------
                                                          VIP II                      VIP III
                                                        CONTRAFUND              GROWTH OPPORTUNITIES
                                                        SUBACCOUNT                   SUBACCOUNT
                                                    ------------------   ----------------------------------
                                                      FOR THE PERIOD       FOR THE        FOR THE PERIOD
                                                    NOVEMBER 3, 1999**    YEAR ENDED    NOVEMBER 10, 1999**
                                                         THROUGH         DECEMBER 31,         THROUGH
                                                    DECEMBER 31, 1999        2000        DECEMBER 31, 1999
                                                    ------------------   ------------   -------------------
From operations:
  Net investment income (loss)....................       $    (29)         $  4,557           $   (12)
  Net realized gain (loss) on investments.........            246           (10,516)               11
  Net change in unrealized appreciation
    (depreciation) of investments.................          7,066           (58,779)              375
                                                         --------          --------           -------
Net increase (decrease) in net assets resulting
  from operations.................................          7,283           (64,738)              374
                                                         --------          --------           -------
From unit transactions:
  Net proceeds from the issuance of units.........        111,883           660,220            33,785
  Net asset value of units redeemed or used to
    meet contract obligations.....................         (2,457)          (79,555)             (527)
                                                         --------          --------           -------
Net increase from unit transactions...............        109,426           580,665            33,258
                                                         --------          --------           -------
Net increase in net assets........................        116,709           515,927            33,632
Net assets beginning of period....................              0            33,632                 0
                                                         --------          --------           -------
Net assets end of period*.........................       $116,709          $549,559           $33,632
                                                         ========          ========           =======
Unit transactions:
Units outstanding beginning of period.............              0             3,320                 0
Units issued during the period....................         10,466            71,044             3,373
Units redeemed during the period..................           (229)           (8,631)              (53)
                                                         --------          --------           -------
Units outstanding end of period...................         10,237            65,733             3,320
                                                         ========          ========           =======
---------------
 * Includes undistributed net investment income
   (loss) of:                                            $    (29)         $  4,545           $   (12)
                                                         ========          ========           =======
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                         MONY CUSTOM EQUITY MASTER
                                                   ----------------------------------------------------------------------
                                                                             JANUS ASPEN SERIES
                                                   ----------------------------------------------------------------------
                                                              AGGRESSIVE
                                                                GROWTH                              BALANCED
                                                              SUBACCOUNT                           SUBACCOUNT
                                                   ---------------------------------   ----------------------------------
                                                     FOR THE        FOR THE PERIOD       FOR THE        FOR THE PERIOD
                                                    YEAR ENDED    NOVEMBER 2, 1999**    YEAR ENDED    NOVEMBER 2, 1999**
                                                   DECEMBER 31,        THROUGH         DECEMBER 31,         THROUGH
                                                       2000       DECEMBER 31, 1999        2000        DECEMBER 31, 1999
                                                   ------------   ------------------   ------------   -------------------
From operations:
  Net investment income (loss)...................  $   292,907         $   (108)        $   67,350          $   267
  Net realized gain (loss) on investments........     (268,611)           1,909            (22,956)              30
  Net change in unrealized appreciation
    (depreciation) of investments................   (1,418,465)          58,539            (72,184)             825
                                                   -----------         --------         ----------          -------
Net increase (decrease) in net assets resulting
  from operations................................   (1,394,169)          60,340            (27,790)           1,122
                                                   -----------         --------         ----------          -------
From unit transactions:
  Net proceeds from the issuance of units........    5,144,249          355,366          1,457,490           30,519
  Net asset value of units redeemed or used to
    meet contract obligations....................     (769,279)         (10,443)          (188,408)            (985)
                                                   -----------         --------         ----------          -------
Net increase from unit transactions..............    4,374,970          344,923          1,269,082           29,534
                                                   -----------         --------         ----------          -------
Net increase in net assets.......................    2,980,801          405,263          1,241,292           30,656
Net assets beginning of period...................      405,263                0             30,656                0
                                                   -----------         --------         ----------          -------
Net assets end of period*........................  $ 3,386,064         $405,263         $1,271,948          $30,656
                                                   ===========         ========         ==========          =======
Unit transactions:
Units outstanding beginning of period............       29,042                0              2,882                0
Units issued during the period...................      386,534           29,886            137,761            2,978
Units redeemed during the period.................      (58,286)            (844)           (17,850)             (96)
                                                   -----------         --------         ----------          -------
Units outstanding end of period..................      357,290           29,042            122,793            2,882
                                                   ===========         ========         ==========          =======
---------------
 * Includes undistributed net investment income
   (loss) of:                                      $   292,799         $   (108)        $   67,617          $   267
                                                   ===========         ========         ==========          =======
** Commencement of operations

                                                       MONY CUSTOM EQUITY MASTER
                                                   ----------------------------------
                                                           JANUS ASPEN SERIES
                                                   ----------------------------------
                                                                CAPITAL
                                                              APPRECIATION
                                                               SUBACCOUNT
                                                   ----------------------------------
                                                     FOR THE        FOR THE PERIOD
                                                    YEAR ENDED    NOVEMBER 15, 1999**
                                                   DECEMBER 31,         THROUGH
                                                       2000        DECEMBER 31, 1999
                                                   ------------   -------------------
From operations:
  Net investment income (loss)...................   $   20,113         $    321
  Net realized gain (loss) on investments........       (4,558)             901
  Net change in unrealized appreciation
    (depreciation) of investments................     (448,911)          31,686
                                                    ----------         --------
Net increase (decrease) in net assets resulting
  from operations................................     (433,356)          32,908
                                                    ----------         --------
From unit transactions:
  Net proceeds from the issuance of units........    2,981,385          192,015
  Net asset value of units redeemed or used to
    meet contract obligations....................     (375,303)          (5,027)
                                                    ----------         --------
Net increase from unit transactions..............    2,606,082          186,988
                                                    ----------         --------
Net increase in net assets.......................    2,172,726          219,896
Net assets beginning of period...................      219,896                0
                                                    ----------         --------
Net assets end of period*........................   $2,392,622         $219,896
                                                    ==========         ========
Unit transactions:
Units outstanding beginning of period............       16,682                0
Units issued during the period...................      236,156           17,128
Units redeemed during the period.................      (30,174)            (446)
                                                    ----------         --------
Units outstanding end of period..................      222,664           16,682
                                                    ==========         ========
---------------
 * Includes undistributed net investment income
   (loss) of:                                       $   20,434         $    321
                                                    ==========         ========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                  MONY CUSTOM EQUITY MASTER
                                                              ----------------------------------
                                                                      JANUS ASPEN SERIES
                                                              ----------------------------------
                                                                          WORLDWIDE
                                                                            GROWTH
                                                                          SUBACCOUNT
                                                              ----------------------------------
                                                                FOR THE         FOR THE PERIOD
                                                               YEAR ENDED     NOVEMBER 3, 1999**
                                                              DECEMBER 31,         THROUGH
                                                                  2000        DECEMBER 31, 1999
                                                              ------------    ------------------
From operations:
  Net investment income (loss)..............................   $  149,488          $    (56)
  Net realized gain (loss) on investments...................      (70,248)            1,348
  Net change in unrealized appreciation (depreciation) of
     investments............................................     (606,602)           22,930
                                                               ----------          --------
Net increase (decrease) in net assets resulting from
  operations................................................     (527,362)           24,222
                                                               ----------          --------
From unit transactions:
  Net proceeds from the issuance of units...................    3,880,330           201,994
  Net asset value of units redeemed or used to meet contract
     obligations............................................     (533,496)           (6,798)
                                                               ----------          --------
Net increase from unit transactions.........................    3,346,834           195,196
                                                               ----------          --------
Net increase in net assets..................................    2,819,472           219,418
Net assets beginning of period..............................      219,418                 0
                                                               ----------          --------
Net assets end of period*...................................   $3,038,890          $219,418
                                                               ==========          ========
Unit transactions:
Units outstanding beginning of period.......................       16,721                 0
Units issued during the period..............................      300,001            17,285
Units redeemed during the period............................      (41,090)             (564)
                                                               ----------          --------
Units outstanding end of period.............................      275,632            16,721
                                                               ==========          ========
---------------
 * Includes undistributed net investment income (loss) of:     $  149,432          $    (56)
                                                               ==========          ========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS:

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONY Equity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Equity Master) is presented here.

     There are twenty-five MONY Custom Equity Master subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investment:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio, as reported by such portfolio. Net asset value is based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions from net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS:

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Custom Equity Master Subaccounts for the year ended December 31, 2000 aggregated $12,905,870.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of average daily net assets of each of the MONY Custom Estate Master subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the year ended December 31, 2000 were as follows:

                                                                COST OF SHARES
                                                              ACQUIRED (EXCLUDES    PROCEEDS FROM
MONY CUSTOM EQUITY MASTER SUBACCOUNTS                           REINVESTMENTS)     SHARES REDEEMED
-------------------------------------                         ------------------   ---------------
MONY Series Fund, Inc.
Intermediate Term Bond Portfolio............................     $   362,883         $  269,360
Long Term Bond Portfolio....................................         765,893            288,947
Government Securities Portfolio.............................         535,699            163,816
Money Market Portfolio......................................       8,954,373          7,354,706
Enterprise Accumulation Trust
Equity Portfolio............................................       4,664,485          1,530,496
Small Company Value Portfolio...............................       3,588,882          1,617,537
Managed Portfolio...........................................       4,977,705          2,863,344
International Growth Portfolio..............................       2,116,874            867,566
High Yield Bond Portfolio...................................         810,324            412,802
Growth Portfolio............................................      13,601,154          6,027,670
Growth and Income Portfolio.................................       4,670,007          1,899,881
Small Company Growth Portfolio..............................       3,568,080          1,322,340
Equity Income Portfolio.....................................       1,068,278            743,923
Capital Appreciation Portfolio..............................       3,137,655          1,186,108
Multi-Cap Growth Portfolio..................................       7,507,925          1,684,679
Balanced Portfolio..........................................         238,018             51,061

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS: (CONTINUED)

                                                                COST OF SHARES
                                                              ACQUIRED (EXCLUDES    PROCEEDS FROM
MONY CUSTOM EQUITY MASTER SUBACCOUNTS                           REINVESTMENTS)     SHARES REDEEMED
-------------------------------------                         ------------------   ---------------
Dreyfus
Dreyfus Stock Index Fund....................................     $ 3,165,410         $  469,955
Dreyfus Socially Responsible Growth Fund, Inc...............         485,682            156,318
Fidelity Variable Insurance Product Funds
VIP Growth Portfolio........................................       2,315,476            475,111
VIP II Contrafund Portfolio.................................       2,369,465            465,788
VIP III Growth Opportunities Portfolio......................         700,402            120,560
Janus Aspen Series Fund
Aggressive Growth Portfolio.................................       5,618,429          1,251,434
Balanced Portfolio..........................................       1,515,824            248,573
Capital Appreciation Portfolio..............................       3,177,916            576,638
Worldwide Growth Portfolio..................................       4,171,169            829,978

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- MONY Custom Equity Master

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the MONY Custom Equity Master's Subaccounts of MONY America Variable Account L at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with the funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 12, 2001

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000

                                                                   MONY CUSTOM ESTATE MASTER
                              ---------------------------------------------------------------------------------------------------
                                              MONY SERIES FUND, INC.                          ENTERPRISE ACCUMULATION TRUST
                              ------------------------------------------------------    -----------------------------------------
                              INTERMEDIATE    LONG TERM     GOVERNMENT      MONEY                     SMALL COMPANY
                               TERM BOND         BOND       SECURITIES      MARKET        EQUITY          VALUE         MANAGED
                               SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                              ------------    ----------    ----------    ----------    ----------    -------------    ----------
           ASSETS
Shares held in respective
  Funds.....................      13,813         15,947         9,371       687,499        18,757         18,789           46,396
                                ========       ========      ========      ========     =========       ========       ==========
Investments at cost.........    $146,463       $198,147      $101,286      $687,499     $ 658,053       $546,160       $1,341,031
                                ========       ========      ========      ========     =========       ========       ==========
Investments in respective
  Funds, at net asset
  value.....................    $151,533       $211,613      $105,802      $687,499     $ 523,685       $492,074       $1,122,307
Amount due from MONY
  America...................       2,888              0            91             0         2,083          1,991            3,439
Amount due from respective
  Funds.....................           0             24            11             0           230             36              110
                                --------       --------      --------      --------     ---------       --------       ----------
        Total assets........     154,421        211,637       105,904       687,499       525,998        494,101        1,125,856
                                --------       --------      --------      --------     ---------       --------       ----------
        LIABILITIES
Amount due to MONY
  America...................          20             52            25            88           298             99              255
Amount due to respective
  Funds.....................       2,888              0            91             0         2,083          1,991            3,439
                                --------       --------      --------      --------     ---------       --------       ----------
        Total liabilities...       2,908             52           116            88         2,381          2,090            3,694
                                --------       --------      --------      --------     ---------       --------       ----------
Net assets..................    $151,513       $211,585      $105,788      $687,411     $ 523,617       $492,011       $1,122,162
                                ========       ========      ========      ========     =========       ========       ==========
Net assets consist of:
  Contractholders' net
    payments................    $141,747       $191,241      $ 98,130      $654,184     $ 562,832       $457,609       $1,070,844
  Undistributed net
    investment income.......      11,584         15,814         3,765        33,227       125,044         86,098          410,444
  Accumulated net realized
    gain (loss) on
    investments.............      (6,888)        (8,936)         (623)            0       (29,891)         2,390         (140,402)
  Net unrealized
    appreciation
    (depreciation) of
    investments.............       5,070         13,466         4,516             0      (134,368)       (54,086)        (218,724)
                                --------       --------      --------      --------     ---------       --------       ----------
Net assets..................    $151,513       $211,585      $105,788      $687,411     $ 523,617       $492,011       $1,122,162
                                ========       ========      ========      ========     =========       ========       ==========
Number of units
  outstanding*..............      13,970         19,459         9,616        62,215        47,999         39,371          101,675
                                --------       --------      --------      --------     ---------       --------       ----------
Net asset value per unit
  outstanding*..............    $  10.85       $  10.87      $  11.00      $  11.05     $   10.91       $  12.50       $    11.04
                                ========       ========      ========      ========     =========       ========       ==========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 2000

                                                                          MONY CUSTOM ESTATE MASTER
                                            --------------------------------------------------------------------------------------
                                                                         ENTERPRISE ACCUMULATIONTRUST
                                            --------------------------------------------------------------------------------------
                                            INTERNATIONAL    HIGH YIELD                  GROWTH AND    SMALL COMPANY      EQUITY
                                               GROWTH           BOND         GROWTH        INCOME         GROWTH          INCOME
                                             SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                            -------------    ----------    ----------    ----------    -------------    ----------
                  ASSETS
Shares held in respective Funds...........      133,263         49,711        397,018       163,276        58,649         102,773
                                             ==========       ========     ==========    ==========      ========        ========
Investments at cost.......................   $1,106,530       $237,842     $2,435,064    $1,005,809      $510,272        $547,096
                                             ==========       ========     ==========    ==========      ========        ========
Investments in respective Funds, at net
  asset value.............................   $  924,844       $222,703     $2,378,138    $1,012,311      $504,381        $584,776
Amount due from MONY America..............        4,362          1,061          8,302         4,675            83           1,787
Amount due from respective Funds..........           24             21            476           140            38              67
                                             ----------       --------     ----------    ----------      --------        --------
        Total assets......................      929,230        223,785      2,386,916     1,017,126       504,502         586,630
                                             ----------       --------     ----------    ----------      --------        --------
               LIABILITIES
Amount due to MONY America................          144             50            783           272           102             141
Amount due to respective Funds............        4,362          1,061          8,302         4,675            83           1,787
                                             ----------       --------     ----------    ----------      --------        --------
        Total liabilities.................        4,506          1,111          9,085         4,947           185           1,928
                                             ----------       --------     ----------    ----------      --------        --------
Net assets................................   $  924,724       $222,674     $2,377,831    $1,012,179      $504,317        $584,702
                                             ==========       ========     ==========    ==========      ========        ========
Net assets consist of:
  Contractholders' net payments...........   $1,012,859       $225,863     $2,360,445    $  970,387      $455,924        $547,537
  Undistributed net investment income
    (loss)................................       87,010         15,380         12,540          (895)        1,691             362
  Accumulated net realized gain (loss) on
    investments...........................        6,541         (3,430)        61,772        36,185        52,593            (877)
  Net unrealized appreciation
    (depreciation) of investments.........     (181,686)       (15,139)       (56,926)        6,502        (5,891)         37,680
                                             ----------       --------     ----------    ----------      --------        --------
Net assets................................   $  924,724       $222,674     $2,377,831    $1,012,179      $504,317        $584,702
                                             ==========       ========     ==========    ==========      ========        ========
Number of units outstanding*..............       81,241         22,259        207,436        84,930        31,839          52,118
                                             ----------       --------     ----------    ----------      --------        --------
Net asset value per unit outstanding*.....   $    11.38       $  10.00     $    11.46    $    11.92      $  15.84        $  11.22
                                             ==========       ========     ==========    ==========      ========        ========

                                                   MONY CUSTOM ESTATE MASTER
                                            ----------------------------------------
                                                  ENTERPRISE ACCUMULATIONTRUST
                                            ----------------------------------------
                                              CAPITAL        MUTI-CAP
                                            APPRECIATION      GROWTH       BALANCED
                                             SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                            ------------    ----------    ----------
                  ASSETS
Shares held in respective Funds...........      48,124         36,491        25,713
                                              ========       ========      ========
Investments at cost.......................    $370,617       $457,806      $130,937
                                              ========       ========      ========
Investments in respective Funds, at net
  asset value.............................    $341,202       $370,385      $132,165
Amount due from MONY America..............         265          5,453             0
Amount due from respective Funds..........          47             29             0
                                              --------       --------      --------
        Total assets......................     341,514        375,867       132,165
                                              --------       --------      --------
               LIABILITIES
Amount due to MONY America................          91             77            17
Amount due to respective Funds............         265          5,453             0
                                              --------       --------      --------
        Total liabilities.................         356          5,530            17
                                              --------       --------      --------
Net assets................................    $341,158       $370,337      $132,148
                                              ========       ========      ========
Net assets consist of:
  Contractholders' net payments...........    $333,071       $479,951      $130,361
  Undistributed net investment income
    (loss)................................      13,061           (596)          581
  Accumulated net realized gain (loss) on
    investments...........................      24,441        (21,597)          (22)
  Net unrealized appreciation
    (depreciation) of investments.........     (29,415)       (87,421)        1,228
                                              --------       --------      --------
Net assets................................    $341,158       $370,337      $132,148
                                              ========       ========      ========
Number of units outstanding*..............      25,495         41,974        12,953
                                              --------       --------      --------
Net asset value per unit outstanding*.....    $  13.38       $   8.82      $  10.20
                                              ========       ========      ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 2000

                                                            MONY CUSTOM ESTATE MASTER
                                    -------------------------------------------------------------------------
                                                                  FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                    DREYFUS      --------------------------------------------
                                     DREYFUS       SOCIALLY                                       VIP III
                                      STOCK       RESPONSIBLE        VIP          VIP II           GROWTH
                                      INDEX         GROWTH         GROWTH       CONTRAFUND     OPPORTUNITIES
                                    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                    ----------    -----------    -----------    -----------    --------------
              ASSETS
Shares held in respective Funds...      8,935           434          4,366          4,636           1,335
                                     ========       =======       ========       ========         =======
Investments at cost...............   $332,264       $15,787       $214,127       $114,999         $27,042
                                     ========       =======       ========       ========         =======
Investments in respective Funds,
  at net asset value..............   $303,774       $14,947       $189,901       $109,736         $23,629
Amount due from MONY America......      1,866             0          1,866            970               0
Amount due from respective
  Funds...........................         19            24              9             14               0
                                     --------       -------       --------       --------         -------
        Total assets..............    305,659        14,971        191,776        110,720          23,629
                                     --------       -------       --------       --------         -------
           LIABILITIES
Amount due to MONY America........         59            26             33             28               3
Amount due to respective Funds....      1,866             0          1,866            970               0
                                     --------       -------       --------       --------         -------
        Total liabilities.........      1,925            26          1,899            998               3
                                     --------       -------       --------       --------         -------
Net assets........................   $303,734       $14,945       $189,877       $109,722         $23,626
                                     ========       =======       ========       ========         =======
Net assets consist of:
  Contractholders' net payments...   $317,464       $15,618       $198,002       $115,569         $27,685
  Undistributed net investment
    income........................      6,464            60         19,299          4,470             488
  Accumulated net realized gain
    (loss) on investments.........      8,296           107         (3,198)        (5,054)         (1,134)
  Net unrealized depreciation of
    investments...................    (28,490)         (840)       (24,226)        (5,263)         (3,413)
                                     --------       -------       --------       --------         -------
Net assets........................   $303,734       $14,945       $189,877       $109,722         $23,626
                                     ========       =======       ========       ========         =======
Number of units outstanding*......     31,383         1,584         19,242         11,133           2,771
                                     --------       -------       --------       --------         -------
Net asset value per unit
  outstanding*....................   $   9.68       $  9.43       $   9.87       $   9.86         $  8.53
                                     ========       =======       ========       ========         =======

                                                  MONY CUSTOM ESTATE MASTER
                                    ------------------------------------------------------
                                                      JANUS ASPEN SERIES
                                    ------------------------------------------------------

                                    AGGRESSIVE                    CAPITAL       WORLDWIDE
                                      GROWTH       BALANCED     APPRECIATION      GROWTH
                                    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                    ----------    ----------    ------------    ----------
              ASSETS
Shares held in respective Funds...     10,224        3,079           9,987          7,408
                                    =========      =======        ========       ========
Investments at cost...............  $ 552,600      $80,182        $331,804       $325,754
                                    =========      =======        ========       ========
Investments in respective Funds,
  at net asset value..............  $ 371,141      $74,856        $267,562       $273,957
Amount due from MONY America......        485            0             970          1,866
Amount due from respective
  Funds...........................         34            0              42             20
                                    ---------      -------        --------       --------
        Total assets..............    371,660       74,856         268,574        275,843
                                    ---------      -------        --------       --------
           LIABILITIES
Amount due to MONY America........         83           10              77             56
Amount due to respective Funds....        485            0             970          1,866
                                    ---------      -------        --------       --------
        Total liabilities.........        568           10           1,047          1,922
                                    ---------      -------        --------       --------
Net assets........................  $ 371,092      $74,846        $267,527       $273,921
                                    =========      =======        ========       ========
Net assets consist of:
  Contractholders' net payments...  $ 554,067      $76,334        $330,109       $316,887
  Undistributed net investment
    income........................     21,241        5,713           2,210         11,198
  Accumulated net realized gain
    (loss) on investments.........    (22,757)      (1,875)           (550)        (2,367)
  Net unrealized depreciation of
    investments...................   (181,459)      (5,326)        (64,242)       (51,797)
                                    ---------      -------        --------       --------
Net assets........................  $ 371,092      $74,846        $267,527       $273,921
                                    =========      =======        ========       ========
Number of units outstanding*......     47,236        7,358          26,280         28,219
                                    ---------      -------        --------       --------
Net asset value per unit
  outstanding*....................  $    7.86      $ 10.17        $  10.18       $   9.71
                                    =========      =======        ========       ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                   MONY CUSTOM ESTATE MASTER
                              ---------------------------------------------------------------------------------------------------
                                              MONY SERIES FUND, INC.                          ENTERPRISE ACCUMULATION TRUST
                              ------------------------------------------------------    -----------------------------------------
                              INTERMEDIATE    LONG TERM     GOVERNMENT      MONEY                     SMALL COMPANY
                               TERM BOND         BOND       SECURITIES      MARKET        EQUITY          VALUE         MANAGED
                               SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                              ------------    ----------    ----------    ----------    ----------    -------------    ----------
Dividend income.............    $ 8,535        $11,858        $3,811       $30,107      $   3,096       $    578       $  20,708
Distribution from net
  realized gains............          0              0             1             0        111,543         74,248         321,001
Mortality and expense risk
  charges...................       (457)          (593)         (264)       (1,748)        (1,316)        (1,247)         (3,104)
                                -------        -------        ------       -------      ---------       --------       ---------
Net investment income.......      8,078         11,265         3,548        28,359        113,323         73,579         338,605
                                -------        -------        ------       -------      ---------       --------       ---------
Realized and unrealized gain
  (loss) on investments:
  Net realized loss on
     investments............     (6,320)        (6,902)         (358)            0        (28,343)          (263)       (134,537)
  Net change in unrealized
     appreciation
     (depreciation) of
     investments............      8,287         20,868         4,259             0       (145,922)       (63,235)       (177,115)
                                -------        -------        ------       -------      ---------       --------       ---------
Net realized and unrealized
  gain (loss) on
  investments...............      1,967         13,966         3,901             0       (174,265)       (63,498)       (311,652)
                                -------        -------        ------       -------      ---------       --------       ---------
Net increase (decrease) in
  net assets resulting from
  operations................    $10,045        $25,231        $7,449       $28,359      $ (60,942)      $ 10,081       $  26,953
                                =======        =======        ======       =======      =========       ========       =========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                                          MONY CUSTOM ESTATE MASTER
                                          -----------------------------------------------------------------------------------------
                                                                        ENTERPRISE ACCUMULATION TRUST
                                          -----------------------------------------------------------------------------------------
                                          INTERNATIONAL    HIGH YIELD                    GROWTH AND    SMALL COMPANY      EQUITY
                                             GROWTH           BOND          GROWTH         INCOME         GROWTH          INCOME
                                           SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                          -------------   ------------   ------------   ------------   -------------   ------------
                                             FOR THE        FOR THE        FOR THE        FOR THE         FOR THE        FOR THE
                                           YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                          DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                              2000            2000           2000           2000           2000            2000
                                          -------------   ------------   ------------   ------------   -------------   ------------
Dividend income.........................    $   1,748       $ 13,394      $   2,162       $  2,403       $      0        $ 2,035
Distribution from net realized gains....       85,056              0         18,536             29          3,130              0
Mortality and expense risk charges......       (1,801)          (487)        (6,478)        (2,770)        (1,208)        (1,496)
                                            ---------       --------      ---------       --------       --------        -------
Net investment income (loss)............       85,003         12,907         14,220           (338)         1,922            539
                                            ---------       --------      ---------       --------       --------        -------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
    investments.........................        5,576         (2,889)        56,947         23,352         49,982         (1,533)
  Net change in unrealized appreciation
    (depreciation) of investments.......     (208,098)       (14,167)      (193,209)       (15,642)       (54,916)        37,495
                                            ---------       --------      ---------       --------       --------        -------
Net realized and unrealized gain (loss)
  on investments........................     (202,522)       (17,056)      (136,262)         7,710         (4,934)        35,962
                                            ---------       --------      ---------       --------       --------        -------
Net increase (decrease) in net assets
  resulting from operations.............    $(117,519)      $ (4,149)     $(122,042)      $  7,372       $ (3,012)       $36,501
                                            =========       ========      =========       ========       ========        =======

                                                     MONY CUSTOM ESTATE MASTER
                                          -----------------------------------------------
                                                   ENTERPRISE ACCUMULATION TRUST
                                          -----------------------------------------------
                                            CAPITAL       MULTI-CAP
                                          APPRECIATION      GROWTH          BALANCED
                                           SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                          ------------   ------------   -----------------
                                            FOR THE        FOR THE      FOR THE PERIOD**
                                           YEAR ENDED     YEAR ENDED       MAY 4, 2000
                                          DECEMBER 31,   DECEMBER 31,        THROUGH
                                              2000           2000       DECEMBER 31, 2000
                                          ------------   ------------   -----------------
Dividend income.........................    $      0      $       0          $  310
Distribution from net realized gains....      14,096            144             519
Mortality and expense risk charges......        (843)          (732)           (248)
                                            --------      ---------          ------
Net investment income (loss)............      13,253           (588)            581
                                            --------      ---------          ------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
    investments.........................      22,099        (21,632)            (22)
  Net change in unrealized appreciation
    (depreciation) of investments.......     (71,106)       (92,270)          1,228
                                            --------      ---------          ------
Net realized and unrealized gain (loss)
  on investments........................     (49,007)      (113,902)          1,206
                                            --------      ---------          ------
Net increase (decrease) in net assets
  resulting from operations.............    $(35,754)     $(114,490)         $1,787
                                            ========      =========          ======

---------------
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                                    MONY CUSTOM ESTATE MASTER
                                        ----------------------------------------------------------------------------------
                                                                             FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                            DREYFUS        -----------------------------------------------
                                          DREYFUS          SOCIALLY                                           VIP III
                                           STOCK          RESPONSIBLE          VIP           VIP II           GROWTH
                                           INDEX            GROWTH            GROWTH       CONTRAFUND      OPPORTUNITIES
                                         SUBACCOUNT       SUBACCOUNT        SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                        ------------   -----------------   ------------   ------------   -----------------
                                          FOR THE      FOR THE PERIOD**      FOR THE        FOR THE      FOR THE PERIOD**
                                         YEAR ENDED     JANUARY 7, 2000     YEAR ENDED     YEAR ENDED     JANUARY 7, 2000
                                        DECEMBER 31,        THROUGH        DECEMBER 31,   DECEMBER 31,        THROUGH
                                            2000       DECEMBER 31, 2000       2000           2000       DECEMBER 31, 2000
                                        ------------   -----------------   ------------   ------------   -----------------
Dividend income.......................    $  2,215           $  85           $    165       $    127          $    87
Distribution from net realized
  gains...............................       4,734               0             19,688          4,598              455
Mortality and expense risk charges....        (791)            (25)              (554)          (253)             (54)
                                          --------           -----           --------       --------          -------
Net investment income.................       6,158              60             19,299          4,472              488
                                          --------           -----           --------       --------          -------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
    investments.......................       8,269             107             (3,198)        (5,051)          (1,134)
  Net change in unrealized
    depreciation of investments.......     (29,727)           (840)           (24,389)        (5,913)          (3,413)
                                          --------           -----           --------       --------          -------
Net realized and unrealized loss on
  investments.........................     (21,458)           (733)           (27,587)       (10,964)          (4,547)
                                          --------           -----           --------       --------          -------
Net decrease in net assets resulting
  from operations.....................    $(15,300)          $(673)          $ (8,288)      $ (6,492)         $(4,059)
                                          ========           =====           ========       ========          =======

                                                        MONY CUSTOM ESTATE MASTER
                                        ---------------------------------------------------------
                                                           JANUS ASPEN SERIES
                                        ---------------------------------------------------------

                                         AGGRESSIVE                     CAPITAL       WORLDWIDE
                                           GROWTH        BALANCED     APPRECIATION      GROWTH
                                         SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                        ------------   ------------   ------------   ------------
                                          FOR THE        FOR THE        FOR THE        FOR THE
                                         YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                            2000           2000           2000           2000
                                        ------------   ------------   ------------   ------------
Dividend income.......................   $       0       $ 1,535        $  2,749       $    809
Distribution from net realized
  gains...............................      22,106         4,217              74         10,834
Mortality and expense risk charges....        (864)         (171)           (614)          (442)
                                         ---------       -------        --------       --------
Net investment income.................      21,242         5,581           2,209         11,201
                                         ---------       -------        --------       --------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
    investments.......................     (22,761)       (1,875)           (551)        (2,376)
  Net change in unrealized
    depreciation of investments.......    (181,884)       (5,708)        (64,501)       (53,444)
                                         ---------       -------        --------       --------
Net realized and unrealized loss on
  investments.........................    (204,645)       (7,583)        (65,052)       (55,820)
                                         ---------       -------        --------       --------
Net decrease in net assets resulting
  from operations.....................   $(183,403)      $(2,002)       $(62,843)      $(44,619)
                                         =========       =======        ========       ========

---------------
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                 MONY CUSTOM ESTATE MASTER
                                   -------------------------------------------------------------------------------------
                                                                  MONY SERIES FUND, INC.
                                   -------------------------------------------------------------------------------------
                                             INTERMEDIATE                          LONG TERM                 GOVERNMENT
                                               TERM BOND                              BOND                   SECURITIES
                                              SUBACCOUNT                           SUBACCOUNT                SUBACCOUNT
                                   ---------------------------------   ----------------------------------   ------------
                                     FOR THE        FOR THE PERIOD       FOR THE        FOR THE PERIOD        FOR THE
                                    YEAR ENDED    JANUARY 11, 1999**    YEAR ENDED    FEBRUARY 12, 1999**    YEAR ENDED
                                   DECEMBER 31,        THROUGH         DECEMBER 31,         THROUGH         DECEMBER 31,
                                       2000       DECEMBER 31, 1999        2000        DECEMBER 31, 1999        2000
                                   ------------   ------------------   ------------   -------------------   ------------
From operations:
  Net investment income..........    $  8,078          $ 3,506           $ 11,265          $  4,549           $  3,548
  Net realized loss on
    investments..................      (6,320)            (568)            (6,902)           (2,034)              (358)
  Net change in unrealized
    appreciation (depreciation)
    of investments...............       8,287           (3,217)            20,868            (7,402)             4,259
                                     --------          -------           --------          --------           --------
Net increase (decrease) in net
  assets resulting from
  operations.....................      10,045             (279)            25,231            (4,887)             7,449
                                     --------          -------           --------          --------           --------
From unit transactions:
  Net proceeds from the issuance
    of units.....................      69,042           97,805             93,945           131,515             58,595
  Net asset value of units
    redeemed or used to meet
    contract obligations.........     (17,826)          (7,274)           (20,887)          (13,332)           (10,185)
                                     --------          -------           --------          --------           --------
Net increase from unit
  transactions...................      51,216           90,531             73,058           118,183             48,410
                                     --------          -------           --------          --------           --------
Net increase in net assets.......      61,261           90,252             98,289           113,296             55,859
Net assets beginning of period...      90,252                0            113,296                 0             49,929
                                     --------          -------           --------          --------           --------
Net assets end of period*........    $151,513          $90,252           $211,585          $113,296           $105,788
                                     ========          =======           ========          ========           ========
Unit transactions:
Units outstanding beginning of
  period.........................       8,951                0             12,005                 0              4,962
Units issued during the period...       6,944            9,671              9,581            13,368              5,630
Units redeemed during the
  period.........................      (1,925)            (720)            (2,127)           (1,363)              (976)
                                     --------          -------           --------          --------           --------
Units outstanding end of
  period.........................      13,970            8,951             19,459            12,005              9,616
                                     ========          =======           ========          ========           ========

---------------
 * Includes undistributed net
   investment income of:             $ 11,584          $ 3,506           $ 15,814          $  4,549           $  3,765
                                     ========          =======           ========          ========           ========
** Commencement of operations

                                                  MONY CUSTOM ESTATE MASTER
                                   -------------------------------------------------------
                                                   MONY SERIES FUND, INC.
                                   -------------------------------------------------------
                                       GOVERNMENT                      MONEY
                                       SECURITIES                     MARKET
                                       SUBACCOUNT                   SUBACCOUNT
                                   -------------------   ---------------------------------
                                     FOR THE PERIOD        FOR THE        FOR THE PERIOD
                                   FEBRUARY 12, 1999**    YEAR ENDED    JANUARY 11, 1999**
                                         THROUGH         DECEMBER 31,        THROUGH
                                    DECEMBER 31, 1999        2000       DECEMBER 31, 1999
                                   -------------------   ------------   ------------------
From operations:
  Net investment income..........        $   217         $    28,359        $   4,868
  Net realized loss on
    investments..................           (265)                  0                0
  Net change in unrealized
    appreciation (depreciation)
    of investments...............            257                   0                0
                                         -------         -----------        ---------
Net increase (decrease) in net
  assets resulting from
  operations.....................            209              28,359            4,868
                                         -------         -----------        ---------
From unit transactions:
  Net proceeds from the issuance
    of units.....................         57,178           1,521,896          486,468
  Net asset value of units
    redeemed or used to meet
    contract obligations.........         (7,458)         (1,089,238)        (264,942)
                                         -------         -----------        ---------
Net increase from unit
  transactions...................         49,720             432,658          221,526
                                         -------         -----------        ---------
Net increase in net assets.......         49,929             461,017          226,394
Net assets beginning of period...              0             226,394                0
                                         -------         -----------        ---------
Net assets end of period*........        $49,929         $   687,411        $ 226,394
                                         =======         ===========        =========
Unit transactions:
Units outstanding beginning of
  period.........................              0              21,669                0
Units issued during the period...          5,703             144,558           46,291
Units redeemed during the
  period.........................           (741)           (104,012)         (24,622)
                                         -------         -----------        ---------
Units outstanding end of
  period.........................          4,962              62,215           21,669
                                         =======         ===========        =========
---------------
 * Includes undistributed net
   investment income of:                 $   217         $    33,227        $   4,868
                                         =======         ===========        =========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                            MONY CUSTOM ESTATE MASTER
                                               ------------------------------------------------------------------------------------
                                                                          ENTERPRISE ACCUMULATION TRUST
                                               ------------------------------------------------------------------------------------
                                                                                             SMALL COMPANY
                                                            EQUITY                               VALUE                   MANAGED
                                                          SUBACCOUNT                          SUBACCOUNT                SUBACCOUNT
                                               ---------------------------------   ---------------------------------   ------------
                                                 FOR THE        FOR THE PERIOD       FOR THE        FOR THE PERIOD       FOR THE
                                                YEAR ENDED    JANUARY 11, 1999**    YEAR ENDED    JANUARY 7, 1999**     YEAR ENDED
                                               DECEMBER 31,        THROUGH         DECEMBER 31,        THROUGH         DECEMBER 31,
                                                   2000       DECEMBER 31, 1999        2000       DECEMBER 31, 1999        2000
                                               ------------   ------------------   ------------   ------------------   ------------
From operations:
 Net investment income.......................   $ 113,323          $ 11,721          $ 73,579          $ 12,519         $  338,605
 Net realized gain (loss) on investments.....     (28,343)           (1,548)             (263)            2,653           (134,537)
 Net change in unrealized appreciation
   (depreciation) of investments.............    (145,922)           11,554           (63,235)            9,149           (177,115)
                                                ---------          --------          --------          --------         ----------
Net increase (decrease) in net assets
 resulting from operations...................     (60,942)           21,727            10,081            24,321             26,953
                                                ---------          --------          --------          --------         ----------
From unit transactions:
 Net proceeds from the issuance of units.....     461,229           228,368           284,379           243,690            672,643
 Net asset value of units redeemed or used to
   meet contract obligations.................     (99,362)          (27,403)          (51,357)          (19,103)          (210,987)
                                                ---------          --------          --------          --------         ----------
Net increase from unit transactions..........     361,867           200,965           233,022           224,587            461,656
                                                ---------          --------          --------          --------         ----------
Net increase in net assets...................     300,925           222,692           243,103           248,908            488,609
Net assets beginning of period...............     222,692                 0           248,908                 0            633,553
                                                ---------          --------          --------          --------         ----------
Net assets end of period*....................   $ 523,617          $222,692          $492,011          $248,908         $1,122,162
                                                =========          ========          ========          ========         ==========
Unit transactions:
Units outstanding beginning of period........      19,286                 0            20,346                 0             58,038
Units issued during the period...............      36,683            21,811            23,204            22,000             63,881
Units redeemed during the period.............      (7,970)           (2,525)           (4,179)           (1,654)           (20,244)
                                                ---------          --------          --------          --------         ----------
Units outstanding end of period..............      47,999            19,286            39,371            20,346            101,675
                                                =========          ========          ========          ========         ==========

---------------
 * Includes undistributed net investment
   income of:................................   $ 125,044          $ 11,721          $ 86,098          $ 12,519         $  410,444
                                                =========          ========          ========          ========         ==========
** Commencement of operations

                                                             MONY CUSTOM ESTATE MASTER
                                               ------------------------------------------------------
                                                           ENTERPRISE ACCUMULATION TRUST
                                               ------------------------------------------------------
                                                                              INTERNATIONAL
                                                    MANAGED                      GROWTH
                                                   SUBACCOUNT                  SUBACCOUNT
                                               ------------------   ---------------------------------
                                                 FOR THE PERIOD       FOR THE        FOR THE PERIOD
                                               JANUARY 4, 1999**     YEAR ENDED    JANUARY 4, 1999**
                                                    THROUGH         DECEMBER 31,        THROUGH
                                               DECEMBER 31, 1999        2000       DECEMBER 31, 1999
                                               ------------------   ------------   ------------------
From operations:
 Net investment income.......................       $ 71,839         $  85,003          $  2,007
 Net realized gain (loss) on investments.....         (5,865)            5,576               965
 Net change in unrealized appreciation
   (depreciation) of investments.............        (41,609)         (208,098)           26,412
                                                    --------         ---------          --------
Net increase (decrease) in net assets
 resulting from operations...................         24,365          (117,519)           29,384
                                                    --------         ---------          --------
From unit transactions:
 Net proceeds from the issuance of units.....        677,394           932,282           117,483
 Net asset value of units redeemed or used to
   meet contract obligations.................        (68,206)          (33,141)           (3,765)
                                                    --------         ---------          --------
Net increase from unit transactions..........        609,188           899,141           113,718
                                                    --------         ---------          --------
Net increase in net assets...................        633,553           781,622           143,102
Net assets beginning of period...............              0           143,102                 0
                                                    --------         ---------          --------
Net assets end of period*....................       $633,553         $ 924,724          $143,102
                                                    ========         =========          ========
Unit transactions:
Units outstanding beginning of period........              0            10,372                 0
Units issued during the period...............         64,524            73,623            10,713
Units redeemed during the period.............         (6,486)           (2,754)             (341)
                                                    --------         ---------          --------
Units outstanding end of period..............         58,038            81,241            10,372
                                                    ========         =========          ========
---------------
 * Includes undistributed net investment
   income of:................................       $ 71,839         $  87,010          $  2,007
                                                    ========         =========          ========
** Commencement of operations

                                                   MONY CUSTOM ESTATE MASTER
                                               ---------------------------------
                                                 ENTERPRISE ACCUMULATION TRUST
                                               ---------------------------------
                                                          HIGH YIELD
                                                             BOND
                                                          SUBACCOUNT
                                               ---------------------------------
                                                 FOR THE        FOR THE PERIOD
                                                YEAR ENDED    JANUARY 6, 1999**
                                               DECEMBER 31,        THROUGH
                                                   2000       DECEMBER 31, 1999
                                               ------------   ------------------
From operations:
 Net investment income.......................    $ 12,907          $ 2,473
 Net realized gain (loss) on investments.....      (2,889)            (541)
 Net change in unrealized appreciation
   (depreciation) of investments.............     (14,167)            (972)
                                                 --------          -------
Net increase (decrease) in net assets
 resulting from operations...................      (4,149)             960
                                                 --------          -------
From unit transactions:
 Net proceeds from the issuance of units.....     199,934           56,495
 Net asset value of units redeemed or used to
   meet contract obligations.................     (23,785)          (6,781)
                                                 --------          -------
Net increase from unit transactions..........     176,149           49,714
                                                 --------          -------
Net increase in net assets...................     172,000           50,674
Net assets beginning of period...............      50,674                0
                                                 --------          -------
Net assets end of period*....................    $222,674          $50,674
                                                 ========          =======
Unit transactions:
Units outstanding beginning of period........       4,921                0
Units issued during the period...............      19,559            5,588
Units redeemed during the period.............      (2,221)            (667)
                                                 --------          -------
Units outstanding end of period..............      22,259            4,921
                                                 ========          =======
---------------
 * Includes undistributed net investment
   income of:................................    $ 15,380          $ 2,473
                                                 ========          =======
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                            MONY CUSTOM ESTATE MASTER
                                               ------------------------------------------------------------------------------------
                                                                          ENTERPRISE ACCUMULATION TRUST
                                               ------------------------------------------------------------------------------------
                                                                                              GROWTH AND               SMALL COMPANY
                                                            GROWTH                              INCOME                    GROWTH
                                                          SUBACCOUNT                          SUBACCOUNT                SUBACCOUNT
                                               ---------------------------------   ---------------------------------   ------------
                                                 FOR THE        FOR THE PERIOD       FOR THE        FOR THE PERIOD       FOR THE
                                                YEAR ENDED    JANUARY 4, 1999**     YEAR ENDED    JANUARY 11, 1999**    YEAR ENDED
                                               DECEMBER 31,        THROUGH         DECEMBER 31,        THROUGH         DECEMBER 31,
                                                   2000       DECEMBER 31, 1999        2000       DECEMBER 31, 1999        2000
                                               ------------   ------------------   ------------   ------------------   ------------
From operations:
 Net investment income (loss)................   $   14,220        $   (1,680)       $     (338)       $    (557)         $  1,922
 Net realized gain (loss) on investments.....       56,947             4,825            23,352           12,833            49,982
 Net change in unrealized appreciation
   (depreciation) of investments.............     (193,209)          136,283           (15,642)          22,144           (54,916)
                                                ----------        ----------        ----------        ---------          --------
Net increase (decrease) in net assets
 resulting from operations...................     (122,042)          139,428             7,372           34,420            (3,012)
                                                ----------        ----------        ----------        ---------          --------
From unit transactions:
 Net proceeds from the issuance of units.....    1,615,028         1,261,158           710,182          554,185           380,985
 Net asset value of units redeemed or used to
   meet contract obligations.................     (420,591)          (95,150)         (143,383)        (150,597)          (76,917)
                                                ----------        ----------        ----------        ---------          --------
Net increase from unit transactions..........    1,194,437         1,166,008           566,799          403,588           304,068
                                                ----------        ----------        ----------        ---------          --------
Net increase in net assets...................    1,072,395         1,305,436           574,171          438,008           301,056
Net assets beginning of period...............    1,305,436                 0           438,008                0           203,261
                                                ----------        ----------        ----------        ---------          --------
Net assets end of period*....................   $2,377,831        $1,305,436        $1,012,179        $ 438,008          $504,317
                                                ==========        ==========        ==========        =========          ========
Unit transactions:
Units outstanding beginning of period........      104,634                 0            36,957                0            13,029
Units issued during the period...............      138,555           113,122            60,059           49,867            24,053
Units redeemed during the period.............      (35,753)           (8,488)          (12,086)         (12,910)           (5,243)
                                                ----------        ----------        ----------        ---------          --------
Units outstanding end of period..............      207,436           104,634            84,930           36,957            31,839
                                                ==========        ==========        ==========        =========          ========

---------------
 * Includes undistributed net investment
   income (loss) of:                            $   12,540        $   (1,680)       $     (895)       $    (557)         $  1,691
                                                ==========        ==========        ==========        =========          ========
** Commencement of operations

                                                             MONY CUSTOM ESTATE MASTER
                                               ------------------------------------------------------
                                                           ENTERPRISE ACCUMULATION TRUST
                                               ------------------------------------------------------
                                               SMALL COMPANY
                                                     GROWTH                      INCOME
                                                   SUBACCOUNT                  SUBACCOUNT
                                               ------------------   ---------------------------------
                                                 FOR THE PERIOD       FOR THE        FOR THE PERIOD
                                               JANUARY 4, 1999**     YEAR ENDED    JANUARY 4, 1999**
                                                    THROUGH         DECEMBER 31,        THROUGH
                                               DECEMBER 31, 1999        2000       DECEMBER 31, 1999
                                               ------------------   ------------   ------------------
From operations:
 Net investment income (loss)................       $   (231)         $    539          $   (177)
 Net realized gain (loss) on investments.....          2,611            (1,533)              656
 Net change in unrealized appreciation
   (depreciation) of investments.............         49,025            37,495               185
                                                    --------          --------          --------
Net increase (decrease) in net assets
 resulting from operations...................         51,405            36,501               664
                                                    --------          --------          --------
From unit transactions:
 Net proceeds from the issuance of units.....        166,044           224,800           396,878
 Net asset value of units redeemed or used to
   meet contract obligations.................        (14,188)          (61,854)          (12,287)
                                                    --------          --------          --------
Net increase from unit transactions..........        151,856           162,946           384,591
                                                    --------          --------          --------
Net increase in net assets...................        203,261           199,447           385,255
Net assets beginning of period...............              0           385,255                 0
                                                    --------          --------          --------
Net assets end of period*....................       $203,261          $584,702          $385,255
                                                    ========          ========          ========
Unit transactions:
Units outstanding beginning of period........              0            36,431                 0
Units issued during the period...............         14,338            21,599            37,590
Units redeemed during the period.............         (1,309)           (5,912)           (1,159)
                                                    --------          --------          --------
Units outstanding end of period..............         13,029            52,118            36,431
                                                    ========          ========          ========
---------------
 * Includes undistributed net investment
   income (loss) of:                                $   (231)         $    362          $   (177)
                                                    ========          ========          ========
** Commencement of operations

                                                   MONY CUSTOM ESTATE MASTER
                                               ---------------------------------
                                                 ENTERPRISE ACCUMULATION TRUST
                                               ---------------------------------
                                                            CAPITAL
                                                         APPRECIATION
                                                          SUBACCOUNT
                                               ---------------------------------
                                                 FOR THE        FOR THE PERIOD
                                                YEAR ENDED    JANUARY 11, 1999**
                                               DECEMBER 31,        THROUGH
                                                   2000       DECEMBER 31, 1999
                                               ------------   ------------------
From operations:
 Net investment income (loss)................    $ 13,253          $   (192)
 Net realized gain (loss) on investments.....      22,099             2,342
 Net change in unrealized appreciation
   (depreciation) of investments.............     (71,106)           41,691
                                                 --------          --------
Net increase (decrease) in net assets
 resulting from operations...................     (35,754)           43,841
                                                 --------          --------
From unit transactions:
 Net proceeds from the issuance of units.....     246,195           131,349
 Net asset value of units redeemed or used to
   meet contract obligations.................     (36,448)           (8,025)
                                                 --------          --------
Net increase from unit transactions..........     209,747           123,324
                                                 --------          --------
Net increase in net assets...................     173,993           167,165
Net assets beginning of period...............     167,165                 0
                                                 --------          --------
Net assets end of period*....................    $341,158          $167,165
                                                 ========          ========
Unit transactions:
Units outstanding beginning of period........      10,726                 0
Units issued during the period...............      17,314            11,402
Units redeemed during the period.............      (2,545)             (676)
                                                 --------          --------
Units outstanding end of period..............      25,495            10,726
                                                 ========          ========
---------------
 * Includes undistributed net investment
   income (loss) of:                             $ 13,061          $   (192)
                                                 ========          ========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                        MONY CUSTOM ESTATE MASTER
                          ------------------------------------------------------
                                      ENTERPRISE ACCUMULATION TRUST
                          ------------------------------------------------------

                                      MULTI-CAP
                                        GROWTH                     BALANCED
                                      SUBACCOUNT                  SUBACCOUNT
                          ----------------------------------   -----------------
                            FOR THE        FOR THE PERIOD       FOR THE PERIOD
                           YEAR ENDED    NOVEMBER 10, 1999**     MAY 4, 2000**
                          DECEMBER 31,         THROUGH              THROUGH
                              2000        DECEMBER 31, 1999    DECEMBER 31, 2000
                          ------------   -------------------   -----------------
From operations:
Net investment income
 (loss)..................  $    (588)          $    (8)            $    581
Net realized gain (loss)
 on investments..........    (21,632)               35                  (22)
Net change in unrealized
 appreciation
 (depreciation) of
 investments.............    (92,270)            4,849                1,228
                           ---------           -------             --------
Net increase (decrease)
 in net assets resulting
 from operations.........   (114,490)            4,876                1,787
                           ---------           -------             --------
From unit transactions:
 Net proceeds from the
   issuance of units.....    471,331            39,067              135,008
 Net asset value of units
   redeemed or used to
   meet contract
   obligations...........    (30,209)             (238)              (4,647)
                           ---------           -------             --------
Net increase from unit
 transactions............    441,122            38,829              130,361
                           ---------           -------             --------
Net increase in net
 assets..................    326,632            43,705              132,148
Net assets beginning of
 period..................     43,705                 0                    0
                           ---------           -------             --------
Net assets end of
 period*.................  $ 370,337           $43,705             $132,148
                           =========           =======             ========
Unit transactions:
Units outstanding
 beginning of period.....      3,425                 0                    0
Units issued during the
 period..................     41,295             3,445               13,418
Units redeemed during the
 period..................     (2,746)              (20)                (465)
                           ---------           -------             --------
Units outstanding end of
 period..................     41,974             3,425               12,953
                           =========           =======             ========
---------------
 * Includes undistributed
   net investment income
   (loss) of:              $    (596)          $    (8)            $    581
                           =========           =======             ========
** Commencement of
   operations

                                          MONY CUSTOM ESTATE MASTER
                           -------------------------------------------------------

                                                                     DREYFUS
                                        DREYFUS                      SOCIALLY
                                         STOCK                     RESPONSIBLE
                                         INDEX                        GROWTH
                                       SUBACCOUNT                   SUBACCOUNT
                           ----------------------------------   ------------------
                             FOR THE        FOR THE PERIOD        FOR THE PERIOD
                            YEAR ENDED    NOVEMBER 10, 1999**   JANUARY 7, 2000**
                           DECEMBER 31,         THROUGH              THROUGH
                               2000        DECEMBER 31, 1999    DECEMBER 31, 2000
                           ------------   -------------------   ------------------
From operations:
Net investment income
 (loss)..................   $   6,158           $   306              $    60
Net realized gain (loss)
 on investments..........       8,269                27                  107
Net change in unrealized
 appreciation
 (depreciation) of
 investments.............     (29,727)            1,237                 (840)
                            ---------           -------              -------
Net increase (decrease)
 in net assets resulting
 from operations.........     (15,300)            1,570                 (673)
                            ---------           -------              -------
From unit transactions:
 Net proceeds from the
   issuance of units.....     427,677            48,446               17,935
 Net asset value of units
   redeemed or used to
   meet contract
   obligations...........    (157,747)             (912)              (2,317)
                            ---------           -------              -------
Net increase from unit
 transactions............     269,930            47,534               15,618
                            ---------           -------              -------
Net increase in net
 assets..................     254,630            49,104               14,945
Net assets beginning of
 period..................      49,104                 0                    0
                            ---------           -------              -------
Net assets end of
 period*.................   $ 303,734           $49,104              $14,945
                            =========           =======              =======
Unit transactions:
Units outstanding
 beginning of period.....       4,587                 0                    0
Units issued during the
 period..................      41,292             4,675                1,804
Units redeemed during the
 period..................     (14,496)              (88)                (220)
                            ---------           -------              -------
Units outstanding end of
 period..................      31,383             4,587                1,584
                            =========           =======              =======
---------------
 * Includes undistributed
   net investment income
   (loss) of:               $   6,464           $   306              $    60
                            =========           =======              =======
** Commencement of
   operations

                                       MONY CUSTOM ESTATE MASTER
                           -------------------------------------------------
                              FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                           -------------------------------------------------

                                          VIP                      VIP II
                                         GROWTH                  CONTRAFUND
                                       SUBACCOUNT                SUBACCOUNT
                           ----------------------------------   ------------
                             FOR THE        FOR THE PERIOD        FOR THE
                            YEAR ENDED    NOVEMBER 15, 1999**    YEAR ENDED
                           DECEMBER 31,         THROUGH         DECEMBER 31,
                               2000        DECEMBER 31, 1999        2000
                           ------------   -------------------   ------------
From operations:
Net investment income
 (loss)..................   $  19,299           $     0           $  4,472
Net realized gain (loss)
 on investments..........      (3,198)                0             (5,051)
Net change in unrealized
 appreciation
 (depreciation) of
 investments.............     (24,389)              163             (5,913)
                            ---------           -------           --------
Net increase (decrease)
 in net assets resulting
 from operations.........      (8,288)              163             (6,492)
                            ---------           -------           --------
From unit transactions:
 Net proceeds from the
   issuance of units.....     326,830             9,854            126,806
 Net asset value of units
   redeemed or used to
   meet contract
   obligations...........    (138,678)               (4)           (21,990)
                            ---------           -------           --------
Net increase from unit
 transactions............     188,152             9,850            104,816
                            ---------           -------           --------
Net increase in net
 assets..................     179,864            10,013             98,324
Net assets beginning of
 period..................      10,013                 0             11,398
                            ---------           -------           --------
Net assets end of
 period*.................   $ 189,877           $10,013           $109,722
                            =========           =======           ========
Unit transactions:
Units outstanding
 beginning of period.....         899                 0              1,075
Units issued during the
 period..................      29,616               899             12,265
Units redeemed during the
 period..................     (11,273)                0             (2,207)
                            ---------           -------           --------
Units outstanding end of
 period..................      19,242               899             11,133
                            =========           =======           ========
---------------
 * Includes undistributed
   net investment income
   (loss) of:               $  19,299           $     0           $  4,470
                            =========           =======           ========
** Commencement of
   operations

                                  MONY CUSTOM ESTATE MASTER
                           ---------------------------------------
                           FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                           ---------------------------------------
                                                     VIP III
                                 VIP II               GROWTH
                               CONTRAFUND         OPPORTUNITIES
                               SUBACCOUNT           SUBACCOUNT
                           ------------------   ------------------
                             FOR THE PERIOD       FOR THE PERIOD
                           DECEMBER 8, 1999**   JANUARY 7, 2000**
                                THROUGH              THROUGH
                           DECEMBER 31, 1999    DECEMBER 31, 2000
                           ------------------   ------------------
From operations:
Net investment income
 (loss)..................       $    (2)             $   488
Net realized gain (loss)
 on investments..........            (3)              (1,134)
Net change in unrealized
 appreciation
 (depreciation) of
 investments.............           650               (3,413)
                                -------              -------
Net increase (decrease)
 in net assets resulting
 from operations.........           645               (4,059)
                                -------              -------
From unit transactions:
 Net proceeds from the
   issuance of units.....        11,394               34,723
 Net asset value of units
   redeemed or used to
   meet contract
   obligations...........          (641)              (7,038)
                                -------              -------
Net increase from unit
 transactions............        10,753               27,685
                                -------              -------
Net increase in net
 assets..................        11,398               23,626
Net assets beginning of
 period..................             0                    0
                                -------              -------
Net assets end of
 period*.................       $11,398              $23,626
                                =======              =======
Unit transactions:
Units outstanding
 beginning of period.....             0                    0
Units issued during the
 period..................         1,139                3,514
Units redeemed during the
 period..................           (64)                (743)
                                -------              -------
Units outstanding end of
 period..................         1,075                2,771
                                =======              =======
---------------
 * Includes undistributed
   net investment income
   (loss) of:                   $    (2)             $   488
                                =======              =======
** Commencement of
   operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                    MONY CUSTOM ESTATE MASTER
                                                              ---------------------------------------------------------------------
                                                                                       JANUS ASPEN SERIES
                                                              ---------------------------------------------------------------------
                                                                         AGGRESSIVE
                                                                           GROWTH                             BALANCED
                                                                         SUBACCOUNT                          SUBACCOUNT
                                                              ---------------------------------   ---------------------------------
                                                                FOR THE        FOR THE PERIOD       FOR THE        FOR THE PERIOD
                                                               YEAR ENDED    DECEMBER 6, 1999**    YEAR ENDED    DECEMBER 6, 1999**
                                                              DECEMBER 31,        THROUGH         DECEMBER 31,        THROUGH
                                                                  2000       DECEMBER 31, 1999        2000       DECEMBER 31, 1999
                                                              ------------   ------------------   ------------   ------------------
From operations:
 Net investment income (loss)...............................   $  21,242          $    (1)          $  5,581          $   132
 Net realized gain (loss) on investments....................     (22,761)               4             (1,875)               0
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (181,884)             425             (5,708)             382
                                                               ---------          -------           --------          -------
Net increase (decrease) in net assets resulting from
 operations.................................................    (183,403)             428             (2,002)             514
                                                               ---------          -------           --------          -------
From unit transactions:
 Net proceeds from the issuance of units....................     579,283           10,287             83,353           12,929
 Net asset value of units redeemed or used to meet contract
   obligations..............................................     (35,432)             (71)           (19,244)            (704)
                                                               ---------          -------           --------          -------
Net increase from unit transactions.........................     543,851           10,216             64,109           12,225
                                                               ---------          -------           --------          -------
 Net increase in net assets.................................     360,448           10,644             62,107           12,739
 Net assets beginning of period.............................      10,644                0             12,739                0
                                                               ---------          -------           --------          -------
Net assets end of period*...................................   $ 371,092          $10,644           $ 74,846          $12,739
                                                               =========          =======           ========          =======
Unit transactions:
Units outstanding beginning of period.......................         920                0              1,220                0
Units issued during the period..............................      49,675              927              8,015            1,290
Units redeemed during the period............................      (3,359)              (7)            (1,877)             (70)
                                                               ---------          -------           --------          -------
Units outstanding end of period.............................      47,236              920              7,358            1,220
                                                               =========          =======           ========          =======

---------------
 * Includes undistributed net investment income (loss) of:     $  21,241          $    (1)          $  5,713          $   132
                                                               =========          =======           ========          =======
** Commencement of operations

                                                                  MONY CUSTOM ESTATE MASTER
                                                              ----------------------------------
                                                                      JANUS ASPEN SERIES
                                                              ----------------------------------
                                                                           CAPITAL
                                                                         APPRECIATION
                                                                          SUBACCOUNT
                                                              ----------------------------------
                                                                FOR THE        FOR THE PERIOD
                                                               YEAR ENDED    NOVEMBER 10, 1999**
                                                              DECEMBER 31,         THROUGH
                                                                  2000        DECEMBER 31, 1999
                                                              ------------   -------------------
From operations:
 Net investment income (loss)...............................    $  2,209           $    1
 Net realized gain (loss) on investments....................        (551)               1
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (64,501)             259
                                                                --------           ------
Net increase (decrease) in net assets resulting from
 operations.................................................     (62,843)             261
                                                                --------           ------
From unit transactions:
 Net proceeds from the issuance of units....................     348,278            1,062
 Net asset value of units redeemed or used to meet contract
   obligations..............................................     (19,220)             (11)
                                                                --------           ------
Net increase from unit transactions.........................     329,058            1,051
                                                                --------           ------
 Net increase in net assets.................................     266,215            1,312
 Net assets beginning of period.............................       1,312                0
                                                                --------           ------
Net assets end of period*...................................    $267,527           $1,312
                                                                ========           ======
Unit transactions:
Units outstanding beginning of period.......................         105                0
Units issued during the period..............................      27,786              106
Units redeemed during the period............................      (1,611)              (1)
                                                                --------           ------
Units outstanding end of period.............................      26,280              105
                                                                ========           ======
---------------
 * Includes undistributed net investment income (loss) of:      $  2,210           $    1
                                                                ========           ======
** Commencement of operations

                                                                      MONY CUSTOM ESTATE MASTER
                                                              -----------------------------------------
                                                                         JANUS ASPEN SERIES
                                                              -----------------------------------------
                                                                              WORLDWIDE
                                                                               GROWTH
                                                                             SUBACCOUNT
                                                              -----------------------------------------
                                                                FOR THE               FOR THE PERIOD
                                                               YEAR ENDED           NOVEMBER 30, 1999**
                                                              DECEMBER 31,                THROUGH
                                                                  2000               DECEMBER 31, 1999
                                                              ------------          -------------------
From operations:
 Net investment income (loss)...............................    $ 11,201                  $    (3)
 Net realized gain (loss) on investments....................      (2,376)                       9
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (53,444)                   1,647
                                                                --------                  -------
Net increase (decrease) in net assets resulting from
 operations.................................................     (44,619)                   1,653
                                                                --------                  -------
From unit transactions:
 Net proceeds from the issuance of units....................     328,211                   11,276
 Net asset value of units redeemed or used to meet contract
   obligations..............................................     (22,457)                    (143)
                                                                --------                  -------
Net increase from unit transactions.........................     305,754                   11,133
                                                                --------                  -------
 Net increase in net assets.................................     261,135                   12,786
 Net assets beginning of period.............................      12,786                        0
                                                                --------                  -------
Net assets end of period*...................................    $273,921                  $12,786
                                                                ========                  =======
Unit transactions:
Units outstanding beginning of period.......................       1,107                        0
Units issued during the period..............................      29,104                    1,120
Units redeemed during the period............................      (1,992)                     (13)
                                                                --------                  -------
Units outstanding end of period.............................      28,219                    1,107
                                                                ========                  =======
---------------
 * Includes undistributed net investment income (loss) of:      $ 11,198                  $    (3)
                                                                ========                  =======
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS:

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Estate Master) is presented here.

     There are twenty-five MONY Custom Estate Master Subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The subaccounts of MONY Custom Estate Master commenced operations in 1999 and 2000. The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investment:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions from net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS:

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Custom Estate Master subaccounts for the year ended December 31, 2000 aggregated $498,701.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of the average daily net assets of each of the MONY Custom Estate Master subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and proceeds from shares redeemed by each subaccount during the year ended December 31, 2000 were as follows:

                                                          COST OF SHARES
                                                             ACQUIRED
                                                            (EXCLUDES       PROCEEDS FROM
MONY CUSTOM ESTATE MASTER SUBACCOUNTS                     REINVESTMENTS)   SHARES REDEEMED
-------------------------------------                     --------------   ---------------
MONY Series Fund, Inc.
Intermediate Term Bond Portfolio........................    $  136,084       $   85,319
Long Term Bond Portfolio................................       161,408           88,931
Government Securities Portfolio.........................        78,788           30,635
Money Market Portfolio..................................     1,903,064        1,472,098
Enterprise Accumulation Trust
Equity Portfolio........................................       597,961          237,374
Small Company Value Portfolio...........................       304,211           72,409
Managed Portfolio.......................................       929,864          471,262
International Growth Portfolio..........................       964,843           67,401
High Yield Bond Portfolio...............................       209,654           33,971
Growth Portfolio........................................     2,201,820        1,013,737
Growth and Income Portfolio.............................       875,090          310,993
Small Company Growth Portfolio..........................       470,838          167,942
Equity Income Portfolio.................................       345,351          183,880
Capital Appreciation Portfolio..........................       313,899          104,973
Multi-Cap Growth Subaccount.............................       531,476           91,042
Balanced Portfolio......................................       135,008            4,878
Dreyfus
Dreyfus Stock Index Fund................................       466,283          197,109
Dreyfus Socially Responsible Growth Fund, Inc. .........        18,139            2,543

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS: (CONTINUED)

                                                          COST OF SHARES
                                                             ACQUIRED
                                                            (EXCLUDES       PROCEEDS FROM
MONY CUSTOM ESTATE MASTER SUBACCOUNTS                     REINVESTMENTS)   SHARES REDEEMED
-------------------------------------                     --------------   ---------------
Fidelity Variable Insurance Products Funds
VIP Growth Portfolio....................................    $  396,611       $  208,989
VIP II Contrafund Portfolio.............................       151,212           46,636
VIP III Growth Opportunities Portfolio..................        36,919            9,286
Janus Aspen Series
Aggressive Growth Portfolio.............................       605,820           62,784
Balanced Portfolio......................................        84,394           20,448
Capital Appreciation Portfolio..........................       385,260           56,782
Worldwide Growth Portfolio..............................       375,768           70,421

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- MONY Custom Estate Master

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the MONY Custom Estate Master's Subaccounts of MONY America Variable Account L at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with the funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 12, 2001

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000

                                                                        STRATEGIST
                                      ------------------------------------------------------------------------------
                                                                  MONY SERIES FUND, INC.
                                      ------------------------------------------------------------------------------
                                        EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                        GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                                      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                      ----------   ----------   ------------   ----------   -----------   ----------
               ASSETS
Shares held in respective Funds.....      2,891       2,226           680          1,142        6,033       21,693
                                       ========     =======       =======       ========     ========      =======
Investments at cost.................   $109,048     $49,484       $ 7,199       $ 13,530     $103,627      $21,693
                                       ========     =======       =======       ========     ========      =======
Investments in respective Funds, at
  net asset value...................   $101,531     $46,247       $ 7,456       $ 15,157     $108,116      $21,693
                                       --------     -------       -------       --------     --------      -------
          Total assets..............    101,531      46,247         7,456         15,157      108,116       21,693
                                       ========     =======       =======       ========     ========      =======
            LIABILITIES
Amount due to MONY..................         23          10             2              4           25            5
                                       --------     -------       -------       --------     --------      -------
          Total liabilities.........         23          10             2              4           25            5
                                       --------     -------       -------       --------     --------      -------
Net assets..........................   $101,508     $46,237       $ 7,454       $ 15,153     $108,091      $21,688
                                       ========     =======       =======       ========     ========      =======
Net assets consist of:
  Contractholders' net payments.....   $   (855)    $ 4,871       $(4,168)      $(21,091)    $ 19,902      $(7,118)
  Undistributed net investment
     income.........................     60,329      35,674        10,170         29,117       72,830       28,806
  Accumulated net realized gain on
     investments....................     49,551       8,929         1,195          5,500       10,870            0
  Net unrealized appreciation
     (depreciation) of
     investments....................     (7,517)     (3,237)          257          1,627        4,489            0
                                       --------     -------       -------       --------     --------      -------
Net assets..........................   $101,508     $46,237       $ 7,454       $ 15,153     $108,091      $21,688
                                       ========     =======       =======       ========     ========      =======
Number of units outstanding*........      1,498         815           306            503        2,144        1,091
                                       ========     =======       =======       ========     ========      =======
Net asset value per unit
  outstanding*......................   $  67.75     $ 56.75       $ 24.39       $  30.11     $  50.42      $ 19.87
                                       ========     =======       =======       ========     ========      =======

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 2000

                                                                     MONYEQUITY MASTER
                                                   ------------------------------------------------------
                                                                   MONY SERIES FUND, INC.
                                                   ------------------------------------------------------
                                                   GOVERNMENT    INTERMEDIATE    LONG TERM       MONEY
                                                   SECURITIES     TERM BOND         BOND         MARKET
                                                   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                                   ----------    ------------    ----------    ----------
                     ASSETS
Shares held in respective Funds..................     15,114         7,850          18,375       373,688
                                                    ========       =======        ========      ========
Investments at cost..............................   $162,916       $83,384        $225,379      $373,688
                                                    ========       =======        ========      ========
Investments in respective Funds, at net asset
  value..........................................   $170,637       $86,119        $243,838      $373,688
Amount due from MONY.............................          0           684               3             2
Amount due from respective Funds.................         43            18             116            90
                                                    --------       -------        --------      --------
          Total assets...........................    170,680        86,821         243,957       373,780
                                                    --------       -------        --------      --------
                   LIABILITIES
Amount due to MONY...............................         92            43             186           196
Amount due to respective Funds...................          0           684               3             2
                                                    --------       -------        --------      --------
          Total liabilities......................         92           727             189           198
                                                    --------       -------        --------      --------
Net assets.......................................   $170,588       $86,094        $243,768      $373,582
                                                    ========       =======        ========      ========
Net assets consist of:
  Contractholders' net payments..................   $155,923       $79,640        $218,303      $322,997
  Undistributed net investment income (loss).....      8,975         4,682          21,439        50,585
  Accumulated net realized gain (loss) on
     investments.................................     (2,031)         (963)        (14,433)            0
  Net unrealized appreciation (depreciation) of
     investments.................................      7,721         2,735          18,459             0
                                                    --------       -------        --------      --------
Net assets.......................................   $170,588       $86,094        $243,768      $373,582
                                                    ========       =======        ========      ========
Number of units outstanding*.....................     13,956         7,085          18,963        30,993
                                                    ========       =======        ========      ========
Net asset value per unit outstanding*............   $  12.22       $ 12.15        $  12.85      $  12.05
                                                    ========       =======        ========      ========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                                 MONYEQUITY MASTER
-------------------------------------------------------------------------------------------------------------------
                                           ENTERPRISE ACCUMULATION TRUST
-------------------------------------------------------------------------------------------------------------------
                  SMALL COMPANY                 INTERNATIONAL   HIGH YIELD                GROWTH AND     CAPITAL
      EQUITY          VALUE         MANAGED        GROWTH          BOND        GROWTH       INCOME     APPRECIATION
    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
    -----------   -------------   -----------   -------------   ----------   ----------   ----------   ------------
        251,471       141,494         366,315       200,103       113,608       34,853       92,964       12,076
    ===========    ==========     ===========    ==========      ========     ========     ========      =======
    $ 9,209,907    $4,162,716     $11,528,813    $1,570,596      $564,828     $212,657     $591,098      $93,208
    ===========    ==========     ===========    ==========      ========     ========     ========      =======
    $ 7,021,075    $3,705,721     $ 8,861,168    $1,388,712      $508,965     $208,769     $576,378      $85,618
          3,054           420           1,969           801            68            0            0            0
          2,443           599           4,336         2,007         1,842            0            0            0
    -----------    ----------     -----------    ----------      --------     --------     --------      -------
      7,026,572     3,706,740       8,867,473     1,391,520       510,875      208,769      576,378       85,618
    -----------    ----------     -----------    ----------      --------     --------     --------      -------
          4,444         1,632           6,826         2,396         1,989           58          163           24
          3,054           420           1,969           801            68            0            0            0
    -----------    ----------     -----------    ----------      --------     --------     --------      -------
          7,498         2,052           8,795         3,197         2,057           58          163           24
    -----------    ----------     -----------    ----------      --------     --------     --------      -------
    $ 7,019,074    $3,704,688     $ 8,858,678    $1,388,323      $508,818     $208,711     $576,215      $85,594
    ===========    ==========     ===========    ==========      ========     ========     ========      =======
    $ 6,622,169    $3,178,584     $ 7,869,122    $1,292,458      $504,212     $252,075     $592,229      $90,148
      2,509,697       876,740       4,525,101       170,139        94,411        4,568       (1,097)       3,281
         76,040       106,359        (867,900)      107,610       (33,942)     (44,044)        (197)        (245)
     (2,188,832)     (456,995)     (2,667,645)     (181,884)      (55,863)      (3,888)     (14,720)      (7,590)
    -----------    ----------     -----------    ----------      --------     --------     --------      -------
    $ 7,019,074    $3,704,688     $ 8,858,678    $1,388,323      $508,818     $208,711     $576,215      $85,594
    ===========    ==========     ===========    ==========      ========     ========     ========      =======
        472,274       182,442         575,976       100,108        43,551       21,398       58,400        9,254
    ===========    ==========     ===========    ==========      ========     ========     ========      =======
    $     14.86    $    20.32     $     15.38    $    13.87      $  11.68     $   9.75     $   9.87      $  9.25
    ===========    ==========     ===========    ==========      ========     ========     ========      =======

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 2000

                                                                       MONY EQUITY MASTER
                                                ----------------------------------------------------------------
                                                                FIDELITY VARIABLE
                                                                    INSURANCE
                                                                 PRODUCTS FUNDS           JANUS ASPEN SERIES
                                                 DREYFUS     -----------------------   -------------------------
                                                  STOCK         VIP         VIP II       CAPITAL      WORLDWIDE
                                                  INDEX        GROWTH     CONTRAFUND   APPRECIATION     GROWTH
                                                SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                ----------   ----------   ----------   ------------   ----------
ASSETS
Shares held in respective Funds...............      3,091        4,189        3,465         8,994         5,744
                                                 ========     ========     ========      ========      ========
Investments at cost...........................   $114,554     $207,269     $ 85,767      $280,859      $254,244
                                                 ========     ========     ========      ========      ========
Investments in respective Funds, at net asset
  value.......................................   $105,098     $182,207     $ 82,016      $240,942      $212,425
                                                 --------     --------     --------      --------      --------
          Total assets........................    105,098      182,207       82,016       240,942       212,425
                                                 --------     --------     --------      --------      --------
                 LIABILITIES
Amount due to MONY............................         29           51           21            69            60
                                                 --------     --------     --------      --------      --------
          Total liabilities...................         29           51           21            69            60
                                                 --------     --------     --------      --------      --------
Net assets....................................   $105,069     $182,156     $ 81,995      $240,873      $212,365
                                                 ========     ========     ========      ========      ========
Net assets consist of:
  Contractholders' net payments...............   $113,357     $207,463     $ 86,120      $280,192      $248,758
  Undistributed net investment income
     (loss)...................................      1,707         (542)        (255)        1,552         8,187
  Accumulated net realized gain (loss) on
     investments..............................       (539)         297         (119)         (954)       (2,761)
  Net unrealized depreciation of
     investments..............................     (9,456)     (25,062)      (3,751)      (39,917)      (41,819)
                                                 --------     --------     --------      --------      --------
Net assets....................................   $105,069     $182,156     $ 81,995      $240,873      $212,365
                                                 ========     ========     ========      ========      ========
Number of units outstanding*..................     11,492       19,810        8,689        28,955        26,409
                                                 ========     ========     ========      ========      ========
Net asset value per unit outstanding*.........   $   9.14     $   9.20     $   9.44      $   8.32      $   8.04
                                                 ========     ========     ========      ========      ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                         STRATEGIST
                                       ------------------------------------------------------------------------------
                                                                   MONY SERIES FUND INC.
                                       ------------------------------------------------------------------------------
                                         EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                         GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                                       SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                       ----------   ----------   ------------   ----------   -----------   ----------
Dividend income......................   $  2,728     $   854        $ 436         $  978      $ 19,596       $1,339
Distribution from net realized
  gains..............................     23,625       7,038            0              0             0            0
Mortality and expense risk charges...       (679)       (270)         (44)           (86)         (693)        (135)
                                        --------     -------        -----         ------      --------       ------
Net investment income................     25,674       7,622          392            892        18,903        1,204
                                        --------     -------        -----         ------      --------       ------
Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on
     investments.....................      7,207      (4,520)          12             42         1,306            0
  Net change in unrealized
     appreciation (depreciation) of
     investments.....................    (42,699)       (787)         108          1,085       (28,524)           0
                                        --------     -------        -----         ------      --------       ------
Net realized and unrealized gain
  (loss) on investments..............    (35,492)     (5,307)         120          1,127       (27,218)           0
                                        --------     -------        -----         ------      --------       ------
Net increase (decrease) in net assets
  resulting from operations..........   $ (9,818)    $ 2,315        $ 512         $2,019      $ (8,315)      $1,204
                                        ========     =======        =====         ======      ========       ======

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                                     MONYEQUITY MASTER
                                                 ---------------------------------------------------------
                                                                  MONY SERIES FUND, INC.
                                                 ---------------------------------------------------------
                                                  GOVERNMENT    INTERMEDIATE    LONG TERM        MONEY
                                                  SECURITIES     TERM BOND         BOND          MARKET
                                                  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                 ------------   ------------   ------------   ------------
                                                 FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                                    ENDED          ENDED          ENDED          ENDED
                                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                     2000           2000           2000           2000
                                                 ------------   ------------   ------------   ------------
Dividend income................................    $ 7,817        $ 4,040        $ 12,520       $20,855
Distribution from net realized gains...........          2              0               0             0
Mortality and expense risk charges.............     (1,096)          (548)         (1,487)       (2,619)
                                                   -------        -------        --------       -------
Net investment income (loss)...................      6,723          3,492          11,033        18,236
                                                   -------        -------        --------       -------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on investments......     (2,432)        (1,282)        (13,149)            0
  Net change in unrealized appreciation
     (depreciation) of investments.............      8,747          3,205          30,688             0
                                                   -------        -------        --------       -------
Net realized and unrealized gain (loss) on
  investments..................................      6,315          1,923          17,539             0
                                                   -------        -------        --------       -------
Net increase (decrease) in net assets resulting
  from operations..............................    $13,038        $ 5,415        $ 28,572       $18,236
                                                   =======        =======        ========       =======

---------------
** Commencement of operations

                       See notes to financial statements.

                                                        MONYEQUITY MASTER
---------------------------------------------------------------------------------------------------------------------------------
                                                  ENTERPRISE ACCUMULATION TRUST
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    GROWTH AND        CAPITAL
                   SMALL COMPANY                  INTERNATIONAL    HIGH YIELD        GROWTH           INCOME        APPRECIATION
       EQUITY          VALUE         MANAGED         GROWTH           BOND         SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    --------------   --------------   --------------
    ------------   -------------   ------------   -------------   ------------   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
    FOR THE YEAR   FOR THE YEAR    FOR THE YEAR   FOR THE YEAR    FOR THE YEAR   MAY 2, 2000**    MAY 2, 2000**    MAY 2, 2000**
       ENDED           ENDED          ENDED           ENDED          ENDED          THROUGH          THROUGH          THROUGH
    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
        2000           2000            2000           2000            2000            2000             2000             2000
    ------------   -------------   ------------   -------------   ------------   --------------   --------------   --------------
    $    54,707      $   5,242     $   174,064      $   2,697       $ 46,407        $    721         $    122         $     0
      1,971,011        672,687       2,698,246        131,219              0           6,176                2           3,580
        (57,098)       (25,045)        (62,939)       (10,217)        (3,629)         (2,329)          (1,221)           (299)
    -----------      ---------     -----------      ---------       --------        --------         --------         -------
      1,968,620        652,884       2,809,371        123,699         42,778           4,568           (1,097)          3,281
    -----------      ---------     -----------      ---------       --------        --------         --------         -------
         35,077         89,030        (852,352)        44,665        (25,732)        (44,044)            (197)           (245)
     (2,557,368)      (677,429)     (1,901,207)      (436,907)       (33,467)         (3,888)         (14,720)         (7,590)
    -----------      ---------     -----------      ---------       --------        --------         --------         -------
     (2,522,291)      (588,399)     (2,753,559)      (392,242)       (59,199)        (47,932)         (14,917)         (7,835)
    -----------      ---------     -----------      ---------       --------        --------         --------         -------
    $  (553,671)     $  64,485     $    55,812      $(268,543)      $(16,421)       $(43,364)        $(16,014)        $(4,554)
    ===========      =========     ===========      =========       ========        ========         ========         =======

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                                     MONY EQUITY MASTER
                                     ----------------------------------------------------------------------------------
                                                             FIDELITY VARIABLE
                                                         INSURANCE PRODUCTS FUNDS             JANUS ASPEN SERIES
                                        DREYFUS       -------------------------------   -------------------------------
                                         STOCK             VIP             VIP II          CAPITAL         WORLDWIDE
                                         INDEX            GROWTH         CONTRAFUND      APPRECIATION        GROWTH
                                       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                     --------------   --------------   --------------   --------------   --------------
                                     FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                     MAY 2, 2000**    MAY 11, 2000**   MAY 2, 2000**    MAY 4, 2000**    MAY 2, 2000**
                                        THROUGH          THROUGH          THROUGH          THROUGH          THROUGH
                                      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                          2000             2000             2000             2000             2000
                                     --------------   --------------   --------------   --------------   --------------
Dividend income....................     $   530          $      0         $     0          $  2,325         $    601
Distribution from net realized
  gains............................       1,490                 0               0                48            8,231
Mortality and expense risk
  charges..........................        (313)             (542)           (255)             (821)            (645)
                                        -------          --------         -------          --------         --------
Net investment income (loss).......       1,707              (542)           (255)            1,552            8,187
                                        -------          --------         -------          --------         --------
Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on
     investments...................        (539)              297            (119)             (954)          (2,761)
  Net change in unrealized
     depreciation of investments...      (9,456)          (25,062)         (3,751)          (39,917)         (41,819)
                                        -------          --------         -------          --------         --------
Net realized and unrealized loss on
  investments......................      (9,995)          (24,765)         (3,870)          (40,871)         (44,580)
                                        -------          --------         -------          --------         --------
Net decrease in net assets
  resulting from operations........     $(8,288)         $(25,307)        $(4,125)         $(39,319)        $(36,393)
                                        =======          ========         =======          ========         ========

---------------
** Commencement of operations

                       See notes to financial statements.

                      (This page intentionally left blank)

                                      MONY

                               VARIABLE ACCOUNT L

                       STATEMENT OF CHANGES IN NET ASSETS

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                       STRATEGIST
                                                        -----------------------------------------
                                                                 MONY SERIES FUND, INC.
                                                        -----------------------------------------
                                                           EQUITY GROWTH         EQUITY INCOME
                                                            SUBACCOUNT            SUBACCOUNT
                                                        -------------------   -------------------
                                                          2000       1999       2000       1999
                                                        --------   --------   --------   --------
From operations:
Net investment income.................................  $ 25,674   $  7,272   $  7,622   $  8,201
Net realized gain (loss) on investments...............     7,207     13,987     (4,520)     2,686
Net change in unrealized appreciation (depreciation)
  of investments......................................   (42,699)    13,421       (787)    (7,388)
                                                        --------   --------   --------   --------
Net increase (decrease) in net assets resulting from
  operations..........................................    (9,818)    34,680      2,315      3,499
                                                        --------   --------   --------   --------
From unit transactions:
  Net proceeds from the issuance of units.............     9,102      7,933      8,068      7,489
  Net asset value of units redeemed or used to meet
     contract obligations.............................   (19,117)   (20,639)   (13,604)   (10,388)
                                                        --------   --------   --------   --------
Net decrease from unit transactions...................   (10,015)   (12,706)    (5,536)    (2,899)
                                                        --------   --------   --------   --------
Net increase (decrease) in net assets.................   (19,833)    21,974     (3,221)       600
Net assets beginning of year..........................   121,341     99,367     49,458     48,858
                                                        --------   --------   --------   --------
Net assets end of year*...............................  $101,508   $121,341   $ 46,237   $ 49,458
                                                        ========   ========   ========   ========
Unit transactions:
Units outstanding beginning of year...................     1,629      1,830        919        975
Units issued during the year..........................       126        140        157        142
Units redeemed during the year........................      (257)      (341)      (261)      (198)
                                                        --------   --------   --------   --------
Units outstanding end of year.........................     1,498      1,629        815        919
                                                        ========   ========   ========   ========
---------------
* Includes undistributed net investment income of:      $ 60,329   $ 34,655   $ 35,674   $ 28,052
                                                        ========   ========   ========   ========

                       See notes to financial statements.

                                         STRATEGIST
    ------------------------------------------------------------------------------------
                                   MONY SERIES FUND, INC.
    ------------------------------------------------------------------------------------
    INTERMEDIATE TERM BOND    LONG TERM BOND         DIVERSIFIED         MONEY MARKET
          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
    ----------------------   -----------------   -------------------   -----------------
       2000        1999       2000      1999       2000       1999      2000      1999
    ----------   ---------   -------   -------   --------   --------   -------   -------
     $   392      $  301     $   892   $   788   $ 18,903   $ 12,288   $ 1,204   $ 1,030
          12          50          42        64      1,306      3,544         0         0
         108        (379)      1,085    (2,130)   (28,524)    11,962         0         0
     -------      ------     -------   -------   --------   --------   -------   -------
         512         (28)      2,019    (1,278)    (8,315)    27,794     1,204     1,030
     -------      ------     -------   -------   --------   --------   -------   -------
         407         407         662       650      1,816      1,832       225       183
        (655)       (630)     (1,395)   (1,309)    (3,147)    (9,349)   (3,045)   (2,906)
     -------      ------     -------   -------   --------   --------   -------   -------
        (248)       (223)       (733)     (659)    (1,331)    (7,517)   (2,820)   (2,723)
     -------      ------     -------   -------   --------   --------   -------   -------
         264        (251)      1,286    (1,937)    (9,646)    20,277    (1,616)   (1,693)
       7,190       7,441      13,867    15,804    117,737     97,460    23,304    24,997
     -------      ------     -------   -------   --------   --------   -------   -------
     $ 7,454      $7,190     $15,153   $13,867   $108,091   $117,737   $21,688   $23,304
     =======      ======     =======   =======   ========   ========   =======   =======
         316         327         529       554      2,169      2,330     1,237     1,385
          18          17          24        24         34         40        12         9
         (28)        (28)        (50)      (49)       (59)      (201)     (158)     (157)
     -------      ------     -------   -------   --------   --------   -------   -------
         306         316         503       529      2,144      2,169     1,091     1,237
     =======      ======     =======   =======   ========   ========   =======   =======
     $10,170      $9,778     $29,117   $28,225   $ 72,830   $ 53,927   $28,806   $27,602
     =======      ======     =======   =======   ========   ========   =======   =======

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                       MONYEQUITY MASTER
                                    ----------------------------------------------------------------------------------------
                                                                     MONY SERIES FUND, INC.
                                    ----------------------------------------------------------------------------------------
                                        GOVERNMENT        INTERMEDIATE TERM         LONG TERM                 MONEY
                                        SECURITIES               BOND                 BOND                   MARKET
                                        SUBACCOUNT            SUBACCOUNT           SUBACCOUNT              SUBACCOUNT
                                    -------------------   ------------------   -------------------   -----------------------
                                      2000       1999       2000      1999       2000       1999       2000         1999
                                    --------   --------   --------   -------   --------   --------   ---------   -----------
From operations:
Net investment income.............  $  6,723   $  1,852   $  3,492   $ 1,106   $ 11,033   $  7,264   $  18,236   $    22,972
Net realized gain (loss) on
  investments.....................    (2,432)      (668)    (1,282)      244    (13,149)    (5,908)          0             0
Net change in unrealized
  appreciation (depreciation) of
  investments.....................     8,747     (1,145)     3,205    (1,483)    30,688    (14,627)          0             0
                                    --------   --------   --------   -------   --------   --------   ---------   -----------
Net increase (decrease) in net
  assets resulting from
  operations......................    13,038         39      5,415      (133)    28,572    (13,271)     18,236        22,972
                                    --------   --------   --------   -------   --------   --------   ---------   -----------
From unit transactions:
  Net proceeds from the issuance
    of units......................    95,228    108,249     58,601    24,028     90,649    141,202     813,712     5,475,875
  Net asset value of units
    redeemed or used to meet
    contract obligations..........   (62,590)   (32,265)   (18,396)   (7,376)   (40,413)   (83,258)   (958,404)   (5,355,867)
                                    --------   --------   --------   -------   --------   --------   ---------   -----------
Net increase (decrease) from unit
  transactions....................    32,638     75,984     40,205    16,652     50,236     57,944    (144,692)      120,008
                                    --------   --------   --------   -------   --------   --------   ---------   -----------
Net increase (decrease) in net
  assets..........................    45,676     76,023     45,620    16,519     78,808     44,673    (126,456)      142,980
Net assets beginning of year......   124,912     48,889     40,474    23,955    164,960    120,287     500,038       357,058
                                    --------   --------   --------   -------   --------   --------   ---------   -----------
Net assets end of year*...........  $170,588   $124,912   $ 86,094   $40,474   $243,768   $164,960   $ 373,582   $   500,038
                                    ========   ========   ========   =======   ========   ========   =========   ===========
Unit transactions:
Units outstanding beginning of
  year............................    11,129      4,352      3,569     2,101     14,728      9,848      43,698        32,517
Units issued during the year......     8,301      9,677      5,116     2,195      7,682     12,569      69,880       495,722
Units redeemed during the year....    (5,474)    (2,900)    (1,600)     (727)    (3,447)    (7,689)    (82,585)     (484,541)
                                    --------   --------   --------   -------   --------   --------   ---------   -----------
Units outstanding end of year.....    13,956     11,129      7,085     3,569     18,963     14,728      30,993        43,698
                                    ========   ========   ========   =======   ========   ========   =========   ===========
---------------
* Includes undistributed net
  investment income of:             $  8,975   $  2,252   $  4,682   $ 1,190   $ 21,439   $ 10,406   $  50,585   $    32,349
                                    ========   ========   ========   =======   ========   ========   =========   ===========

                       See notes to financial statements.

                      (This page intentionally left blank)

                                      MONY

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                    MONY EQUITY MASTER
                                                               ------------------------------------------------------------
                                                                              ENTERPRISE ACCUMULATION TRUST
                                                               ------------------------------------------------------------
                                                                                                      SMALL COMPANY
                                                                          EQUITY                          VALUE
                                                                        SUBACCOUNT                      SUBACCOUNT
                                                               ----------------------------    ----------------------------
                                                               FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR
                                                                  ENDED           ENDED           ENDED           ENDED
                                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                   2000            1999            2000            1999
                                                               ------------    ------------    ------------    ------------
From operations:
Net investment income (loss)...............................    $ 1,968,620      $  402,964      $  652,884      $  148,993
Net realized gain (loss) on investments....................         35,077         (23,765)         89,030          (3,009)
Net change in unrealized appreciation (depreciation) of
  investments..............................................     (2,557,368)        366,191        (677,429)        243,709
                                                               -----------      ----------      ----------      ----------
Net increase (decrease) in net assets resulting from
  operations...............................................       (553,671)        745,390          64,485         389,693
                                                               -----------      ----------      ----------      ----------
From unit transactions:
  Net proceeds from the issuance of units..................      2,597,938       3,422,925       1,558,529       1,721,346
  Net asset value of units redeemed or used to meet
    contract obligations...................................     (1,243,143)       (620,050)       (710,983)       (369,876)
                                                               -----------      ----------      ----------      ----------
Net increase from unit transactions........................      1,354,795       2,802,875         847,546       1,351,470
                                                               -----------      ----------      ----------      ----------
Net increase in net assets.................................        801,124       3,548,265         912,031       1,741,163
Net assets beginning of period.............................      6,217,950       2,669,685       2,792,657       1,051,494
                                                               -----------      ----------      ----------      ----------
Net assets end of period*..................................    $ 7,019,074      $6,217,950      $3,704,688      $2,792,657
                                                               ===========      ==========      ==========      ==========
Unit transactions:
Units outstanding beginning of period......................        393,602         193,933         139,911          64,856
Units issued during the period.............................        150,855         245,553          78,023          96,688
Units redeemed during the period...........................        (72,183)        (45,884)        (35,492)        (21,633)
                                                               -----------      ----------      ----------      ----------
Units outstanding end of period............................        472,274         393,602         182,442         139,911
                                                               ===========      ==========      ==========      ==========
---------------
 * Includes undistributed net investment income (loss) of:     $ 2,509,697      $  541,077      $  876,740      $  223,856
                                                               ===========      ==========      ==========      ==========
** Commencement of operations

                       See notes to financial statements.

                                               MONY EQUITY MASTER
    --------------------------------------------------------------------------------------------------------
                                         ENTERPRISE ACCUMULATION TRUST
    --------------------------------------------------------------------------------------------------------
                                         INTERNATIONAL                  HIGH YIELD
              MANAGED                       GROWTH                         BOND                   GROWTH
            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT              SUBACCOUNT
    ---------------------------   ---------------------------   ---------------------------   --------------
                                                                                              FOR THE PERIOD
    FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   MAY 2, 2000**
       ENDED          ENDED          ENDED          ENDED          ENDED          ENDED          THROUGH
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
        2000           1999           2000           1999           2000           1999            2000
    ------------   ------------   ------------   ------------   ------------   ------------   --------------
    $ 2,809,371    $ 1,276,731     $  123,699     $   27,348     $  42,778       $ 31,247       $   4,568
       (852,352)      (157,793)        44,665         57,376       (25,732)        (9,879)        (44,044)
     (1,901,207)      (544,652)      (436,907)       246,585       (33,467)       (10,694)         (3,888)
    -----------    -----------     ----------     ----------     ---------       --------       ---------
         55,812        574,286       (268,543)       331,309       (16,421)        10,674         (43,364)
    -----------    -----------     ----------     ----------     ---------       --------       ---------
      2,866,619      4,318,874        732,612      1,004,760       224,131        251,285         791,837
     (2,636,000)    (1,215,083)      (337,855)      (444,630)     (152,327)       (67,189)       (539,762)
    -----------    -----------     ----------     ----------     ---------       --------       ---------
        230,619      3,103,791        394,757        560,130        71,804        184,096         252,075
    -----------    -----------     ----------     ----------     ---------       --------       ---------
        286,431      3,678,077        126,214        891,439        55,383        194,770         208,711
      8,572,247      4,894,170      1,262,109        370,670       453,435        258,665               0
    -----------    -----------     ----------     ----------     ---------       --------       ---------
    $ 8,858,678    $ 8,572,247     $1,388,323     $1,262,109     $ 508,818       $453,435       $ 208,711
    ===========    ===========     ==========     ==========     =========       ========       =========
        561,265        347,392         74,758         30,978        37,549         22,083               0
        191,987        301,038         48,113         79,351        18,734         21,652          78,119
       (177,276)       (87,165)       (22,763)       (35,571)      (12,732)        (6,186)        (56,721)
    -----------    -----------     ----------     ----------     ---------       --------       ---------
        575,976        561,265        100,108         74,758        43,551         37,549          21,398
    ===========    ===========     ==========     ==========     =========       ========       =========
    $ 4,525,101    $ 1,715,730     $  170,139     $   46,440     $  94,411       $ 51,633       $   4,568
    ===========    ===========     ==========     ==========     =========       ========       =========

           MONY EQUITY MASTER
     -------------------------------
      ENTERPRISE ACCUMULATION TRUST
     -------------------------------
       GROWTH AND        CAPITAL
         INCOME        APPRECIATION
       SUBACCOUNT       SUBACCOUNT
     --------------   --------------
     FOR THE PERIOD   FOR THE PERIOD
     MAY 2, 2000**    MAY 2, 2000**
        THROUGH          THROUGH
      DECEMBER 31,     DECEMBER 31,
          2000             2000
     --------------   --------------
        $ (1,097)        $ 3,281
            (197)           (245)
         (14,720)         (7,590)
        --------         -------
         (16,014)         (4,554)
        --------         -------
         610,914          98,634
         (18,685)         (8,486)
        --------         -------
         592,229          90,148
        --------         -------
         576,215          85,594
               0               0
        --------         -------
        $576,215         $85,594
        ========         =======
               0               0
          60,269          10,125
          (1,869)           (871)
        --------         -------
          58,400           9,254
        ========         =======
        $ (1,097)        $ 3,281
        ========         =======

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                           MONY EQUITY MASTER
                                         --------------------------------------------------------------------------------------
                                                             FIDELITY VARIABLE INSURANCE
                                                                    PRODUCTS FUNDS                    JANUS ASPEN SERIES
                                            DREYFUS        --------------------------------    --------------------------------
                                             STOCK              VIP              VIP II           CAPITAL          WORLDWIDE
                                             INDEX             GROWTH          CONTRAFUND       APPRECIATION         GROWTH
                                           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                         --------------    --------------    --------------    --------------    --------------
                                         FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD
                                         MAY 2, 2000**     MAY 11, 2000**    MAY 2, 2000**     MAY 4, 2000**     MAY 2, 2000**
                                            THROUGH           THROUGH           THROUGH           THROUGH           THROUGH
                                          DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                              2000              2000              2000              2000              2000
                                         --------------    --------------    --------------    --------------    --------------
From operations:
Net investment income (loss)...........     $  1,707          $   (542)         $  (255)          $  1,552          $  8,187
Net realized gain (loss) on
  investments..........................         (539)              297             (119)              (954)           (2,761)
Net change in unrealized depreciation
  of investments.......................       (9,456)          (25,062)          (3,751)           (39,917)          (41,819)
                                            --------          --------          -------           --------          --------
Net decrease in net assets resulting
  from operations......................       (8,288)          (25,307)          (4,125)           (39,319)          (36,393)
                                            --------          --------          -------           --------          --------
From unit transactions:
  Net proceeds from the issuance of
     units.............................      121,260           222,452           92,416            299,970           265,449
  Net asset value of units redeemed or
     used to meet contract
     obligations.......................       (7,903)          (14,989)          (6,296)           (19,778)          (16,691)
                                            --------          --------          -------           --------          --------
Net increase from unit transactions....      113,357           207,463           86,120            280,192           248,758
                                            --------          --------          -------           --------          --------
Net increase in net assets.............      105,069           182,156           81,995            240,873           212,365
Net assets beginning of period.........            0                 0                0                  0                 0
                                            --------          --------          -------           --------          --------
Net assets end of period*..............     $105,069          $182,156          $81,995           $240,873          $212,365
                                            ========          ========          =======           ========          ========
Unit transactions:
Units outstanding beginning of
  period...............................            0                 0                0                  0                 0
Units issued during the period.........       12,300            21,273            9,334             31,067            28,254
Units redeemed during the period.......         (808)           (1,463)            (645)            (2,112)           (1,845)
                                            --------          --------          -------           --------          --------
Units outstanding end of period........       11,492            19,810            8,689             28,955            26,409
                                            ========          ========          =======           ========          ========
---------------
 * Includes undistributed net
   investment income (loss) of:             $  1,707          $   (542)         $  (255)          $  1,552          $  8,187
                                            ========          ========          =======           ========          ========
** Commencement of operations

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS:

     MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Variable Life Insurance policies (Stategist) and Variable Universal Life Insurance policies (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master). These policies are issued by MONY. For presentation purposes, the information related to the Variable Life (Strategist) and Variable Universal Life (MONYEquity Master) Insurance policies is presented here.

     There are currently six Strategist subaccounts and seventeen MONYEquity Master subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund, or Janus Aspen Series (collectively, the "Funds"). The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the portfolios of the Funds determined on the identified cost basis. Dividend income and distributions of net realized gains are recorded on the ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the the Variable Account for federal income tax purposes.

                                      MONY

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS:

     MONY is the legal owner of the assets of the Variable Account.

     Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for such purposes from all subaccounts for the year ended December 31, 2000 aggregated $3,009,346.

     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.60% (for each of the Strategist Subaccounts) and 0.75% (for each of the MONYEquity Master Subaccounts) of the average daily net assets of the respective subaccounts. As MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and proceeds from shares redeemed by each subaccount during the period ended December 31, 2000 were as follows:

                                                          COST OF SHARES
                                                             ACQUIRED
                                                            (EXCLUDES       PROCEEDS FROM
STRATEGIST SUBACCOUNTS                                    REINVESTMENTS)   SHARES REDEEMED
----------------------                                    --------------   ---------------
MONY Series Fund, Inc.
Equity Growth Portfolio.................................    $   15,941       $   26,642
Equity Income Portfolio.................................        11,554           17,363
Intermediate Term Bond Portfolio........................           408              699
Long Term Bond Portfolio................................           662            1,481
Diversified Portfolio...................................         1,816            3,846
Money Market Portfolio..................................           231            3,187

MONYEQUITY MASTER
------------------
MONY Series Fund, Inc.
Government Securities Portfolio.........................       111,265           79,713
Intermediate Term Bond Portfolio........................        61,146           21,478
Long Term Bond Portfolio................................       141,456           92,692
Money Market Portfolio..................................     1,475,595        1,622,979
Enterprise Accumulation Trust
Equity Portfolio........................................     2,735,530        1,437,791
Small Company Value Portfolio...........................     1,640,482          817,832
Managed Portfolio.......................................     3,284,602        3,117,201
International Growth Portfolio..........................       816,576          432,022

                                      MONY

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS: (CONTINUED)

                                                          COST OF SHARES
                                                             ACQUIRED
                                                            (EXCLUDES       PROCEEDS FROM
                   MONYEQUITY MASTER                      REINVESTMENTS)   SHARES REDEEMED
                   -----------------                      --------------   ---------------
High Yield Bond Portfolio...............................    $  250,002       $  181,825
Growth Portfolio........................................       939,861          690,057
Growth and Income Portfolio.............................       611,500           20,327
Capital Appreciation Portfolio..........................        99,342            9,469
Dreyfus
Dreyfus Stock Index Fund................................       124,391           11,319
Fidelity Variable Insurance Products Funds
VIP Growth Portfolio....................................       226,150           19,179
VIP II Contrafund Portfolio.............................        92,782            6,896
Janus Aspen Series
Capital Appreciation Portfolio..........................       300,953           21,513
Worldwide Growth Portfolio..............................       269,225           21,052

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company and the
Contractholders of MONY Variable Account L -- Strategist and MONYEquity Master

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Strategist's and MONYEquity Master's subaccounts of MONY Variable Account L at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of MONY Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with the funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 12, 2001

                      (This page intentionally left blank)

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000

                                                                  MONY CUSTOM EQUITY MASTER
                                                   --------------------------------------------------------
                                                                    MONY SERIES FUND, INC.
                                                   --------------------------------------------------------
                                                     MONEY      INTERMEDIATE TERM   LONG TERM    GOVERNMENT
                                                     MARKET           BOND             BOND      SECURITIES
                                                   SUBACCOUNT      SUBACCOUNT       SUBACCOUNT   SUBACCOUNT
                                                   ----------   -----------------   ----------   ----------
                     ASSETS
Shares held in respective Funds..................    41,386            1,468             781          560
                                                    =======          =======         =======       ======
Investments at cost..............................   $41,386          $15,628         $ 9,983       $6,169
                                                    =======          =======         =======       ======
Investments in respective Funds, at net asset
  value..........................................   $41,386          $16,107         $10,361       $6,320
Amount due from MONY.............................         0                0               0            7
Amount due from respective Funds.................         0                0               0            0
                                                    -------          -------         -------       ------
          Total assets...........................    41,386           16,107          10,361        6,327
                                                    -------          -------         -------       ------
                   LIABILITIES
Amount due to MONY...............................        48               10               6            4
Amount due to respective Funds...................         0                0               0            7
                                                    -------          -------         -------       ------
          Total liabilities......................        48               10               6           11
                                                    -------          -------         -------       ------
Net assets.......................................   $41,338          $16,097         $10,355       $6,316
                                                    =======          =======         =======       ======
Net assets consist of:
  Contractholders' net payments..................   $40,289          $15,602         $ 9,968       $6,148
  Undistributed net investment income (loss).....     1,049              (13)             (7)          (4)
  Accumulated net realized gain (loss) on
     investments.................................         0               29              16           21
  Net unrealized appreciation (depreciation) of
     investments.................................         0              479             378          151
                                                    -------          -------         -------       ------
Net assets.......................................   $41,338          $16,097         $10,355       $6,316
                                                    =======          =======         =======       ======
Number of units outstanding*.....................     3,997            1,530             942          577
                                                    -------          -------         -------       ------
Net asset value per unit outstanding*............   $ 10.34          $ 10.52         $ 11.00       $10.94
                                                    =======          =======         =======       ======

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                              MONY CUSTOM EQUITY MASTER
    --------------------------------------------------------------------------------------------------------------
                                            ENTERPRISE ACCUMULATION TRUST
    --------------------------------------------------------------------------------------------------------------
                 SMALL COMPANY                INTERNATIONAL                SMALL COMPANY     EQUITY
      EQUITY         VALUE        MANAGED        GROWTH         GROWTH        GROWTH         INCOME      BALANCED
    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
    ----------   -------------   ----------   -------------   ----------   -------------   ----------   ----------
        7,991         2,338          5,289         6,893         37,925        11,184         5,159        1,318
     ========       =======       ========       =======       ========       =======       =======       ======
     $260,432       $63,951       $126,721       $51,520       $222,704       $97,922       $28,337       $6,546
     ========       =======       ========       =======       ========       =======       =======       ======
     $223,106       $61,223       $127,953       $47,838       $227,170       $96,184       $29,353       $6,775
        6,258            69             69         1,821            459         1,551             0          497
           52             0              6            90             22            11             0            6
     --------       -------       --------       -------       --------       -------       -------       ------
      229,416        61,292        128,028        49,749        227,651        97,746        29,353        7,278
     --------       -------       --------       -------       --------       -------       -------       ------
          193            42             82           125            162            70            11           11
        6,258            69             69         1,821            459         1,551             0          497
     --------       -------       --------       -------       --------       -------       -------       ------
        6,451           111            151         1,946            621         1,621            11          508
     --------       -------       --------       -------       --------       -------       -------       ------
     $222,965       $61,181       $127,877       $47,803       $227,030       $96,125       $29,342       $6,770
     ========       =======       ========       =======       ========       =======       =======       ======
     $252,998       $60,905       $123,983       $49,722       $223,518       $97,415       $28,258       $6,636
       13,860         4,449          4,536         2,638            586           166            (2)          17
       (6,567)       (1,445)        (1,874)         (875)        (1,540)          282            70         (112)
      (37,326)       (2,728)         1,232        (3,682)         4,466        (1,738)        1,016          229
     --------       -------       --------       -------       --------       -------       -------       ------
     $222,965       $61,181       $127,877       $47,803       $227,030       $96,125       $29,342       $6,770
     ========       =======       ========       =======       ========       =======       =======       ======
       26,254         5,789         12,345         5,274         23,359         9,464         2,818          682
     --------       -------       --------       -------       --------       -------       -------       ------
     $   8.49       $ 10.57       $  10.36       $  9.06       $   9.72       $ 10.16       $ 10.41       $ 9.93
     ========       =======       ========       =======       ========       =======       =======       ======

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 2000

                                                                MONY CUSTOM EQUITY MASTER
                                               -----------------------------------------------------------
                                                              ENTERPRISE ACCUMULATION TRUST
                                               -----------------------------------------------------------
                                                 CAPITAL                             HIGH       MULTI-CAP
                                               APPRECIATION    GROWTH & INCOME      YIELD         GROWTH
                                                SUBACCOUNT       SUBACCOUNT       SUBACCOUNT    SUBACCOUNT
                                               ------------    ---------------    ----------    ----------
                   ASSETS
Shares held in respective Funds..............      16,591           14,222           3,198         15,015
                                                 ========          =======         =======       ========
Investments at cost..........................    $127,107          $89,669         $14,398       $175,986
                                                 ========          =======         =======       ========
Investments in respective Funds, at net asset
  value......................................    $117,629          $88,178         $14,328       $152,403
Amount due from MONY.........................         202            1,089               0          4,626
Amount due from respective Funds.............          22                0               0             19
                                                 --------          -------         -------       --------
          Total assets.......................     117,853           89,267          14,328        157,048
                                                 --------          -------         -------       --------
                 LIABILITIES
Amount due to MONY...........................         103               51               5            118
Amount due to respective Funds...............         202            1,089               0          4,626
                                                 --------          -------         -------       --------
          Total liabilities..................         305            1,140               5          4,744
                                                 --------          -------         -------       --------
Net assets...................................    $117,548          $88,127         $14,323       $152,304
                                                 ========          =======         =======       ========
Net assets consist of:
  Contractholders' net payments..............    $124,815          $89,676         $14,270       $178,327
  Undistributed net investment income
     (loss)..................................       2,894               14             158           (112)
  Accumulated net realized loss on
     investments.............................        (683)             (72)            (35)        (2,328)
  Net unrealized depreciation of
     investments.............................      (9,478)          (1,491)            (70)       (23,583)
                                                 --------          -------         -------       --------
Net assets...................................    $117,548          $88,127         $14,323       $152,304
                                                 ========          =======         =======       ========
Number of units outstanding*.................      12,316            8,752           1,453         19,707
                                                 --------          -------         -------       --------
Net asset value per unit outstanding*........    $   9.54          $ 10.07         $  9.86       $   7.73
                                                 ========          =======         =======       ========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                          MONY CUSTOM EQUITY MASTER
    -----------------------------------------------------------------------------------------------------
      FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS                      JANUS ASPEN SERIES
    -----------------------------------------------   ---------------------------------------------------
       VIP         VIP II            VIP III          AGGRESSIVE                  CAPITAL      WORLDWIDE
      GROWTH     CONTRAFUND    GROWTH OPPORTUNITIES     GROWTH      BALANCED    APPRECIATION     GROWTH
    SUBACCOUNT   SUBACCOUNT         SUBACCOUNT        SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
    ----------   -----------   --------------------   ----------   ----------   ------------   ----------
        3,065        6,898             1,597              4,105       3,314          5,331         6,229
     ========     ========           =======           ========     =======       ========      ========
     $149,434     $169,603           $30,438           $183,152     $82,228       $161,519      $256,525
     ========     ========           =======           ========     =======       ========      ========
     $133,337     $163,283           $28,268           $149,033     $80,568       $142,830      $230,342
          452        1,643               128              4,967       3,154            462         5,911
           90           10                 4                 48          19              4            14
     --------     --------           -------           --------     -------       --------      --------
      133,879      164,936            28,400            154,048      83,741        143,296       236,267
     --------     --------           -------           --------     -------       --------      --------
          187          126                22                143          69            109           170
          452        1,643               128              4,967       3,154            462         5,911
     --------     --------           -------           --------     -------       --------      --------
          639        1,769               150              5,110       3,223            571         6,081
     --------     --------           -------           --------     -------       --------      --------
     $133,240     $163,167           $28,250           $148,938     $80,518       $142,725      $230,186
     ========     ========           =======           ========     =======       ========      ========
     $150,405     $169,912           $30,738           $187,148     $81,603       $162,128      $257,766
         (119)        (159)              (23)             2,208       1,471            713         2,197
         (949)        (266)             (295)            (6,299)       (896)        (1,427)       (3,594)
      (16,097)      (6,320)           (2,170)           (34,119)     (1,660)       (18,689)      (26,183)
     --------     --------           -------           --------     -------       --------      --------
     $133,240     $163,167           $28,250           $148,938     $80,518       $142,725      $230,186
     ========     ========           =======           ========     =======       ========      ========
       14,902       17,007             3,045             20,212       8,160         17,106        27,835
     --------     --------           -------           --------     -------       --------      --------
     $   8.94     $   9.59           $  9.28           $   7.37     $  9.87       $   8.34      $   8.27
     ========     ========           =======           ========     =======       ========      ========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 2000

                                                                MONY CUSTOM EQUITY MASTER
                                                              -----------------------------
                                                                                DREYFUS
                                                                DREYFUS         SOCIALLY
                                                                 STOCK        RESPONSIBLE
                                                                 INDEX           GROWTH
                                                              SUBACCOUNT       SUBACCOUNT
                                                              -----------    --------------
                           ASSETS
Shares held in respective Funds.............................      6,455             621
                                                               ========         =======
Investments at cost.........................................   $233,042         $23,848
                                                               ========         =======
Investments in respective Funds, at net asset value.........   $219,469         $21,410
Amount due from MONY........................................      1,480             367
Amount due from respective Funds............................        128               0
                                                               --------         -------
          Total assets......................................    221,077          21,777
                                                               --------         -------
                        LIABILITIES
Amount due to MONY..........................................        257              16
Amount due to respective Funds..............................      1,480             367
                                                               --------         -------
          Total liabilities.................................      1,737             383
                                                               --------         -------
Net assets..................................................   $219,340         $21,394
                                                               ========         =======
Net assets consist of:
  Contractholders' net payments.............................   $230,327         $23,940
  Undistributed net investment income.......................      3,833             141
  Accumulated net realized loss on investments..............     (1,247)           (249)
  Net unrealized depreciation of investments................    (13,573)         (2,438)
                                                               --------         -------
Net assets..................................................   $219,340         $21,394
                                                               ========         =======
Number of units outstanding*................................     23,366           2,344
                                                               --------         -------
Net asset value per unit outstanding*.......................   $   9.39         $  9.13
                                                               ========         =======

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                      (This page intentionally left blank)

                                      MONY

                               VARIABLE ACCOUNT L

                            STATEMENT OF OPERATIONS

                                                                             MONY CUSTOM EQUITY MASTER
                                                         -----------------------------------------------------------------
                                                                               MONY SERIES FUND INC.
                                                         -----------------------------------------------------------------
                                                                           INTERMEDIATE
                                                             MONEY             TERM          LONG TERM        GOVERNMENT
                                                             MARKET            BOND             BOND          SECURITIES
                                                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                         --------------   --------------   --------------   --------------
                                                         FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                                         JUNE 8, 2000**   JUNE 9, 2000**   JUNE 9, 2000**   MAY 18, 2000**
                                                            THROUGH          THROUGH          THROUGH          THROUGH
                                                          DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                              2000             2000             2000             2000
                                                         --------------   --------------   --------------   --------------
Dividend income........................................      $1,111            $  0             $  0             $  0
Distribution from net realized gains...................           0               0                0                0
Mortality and expense risk charges.....................         (62)            (13)              (7)              (4)
                                                             ------            ----             ----             ----
Net investment income (loss)...........................       1,049             (13)              (7)              (4)
                                                             ------            ----             ----             ----
Realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on investments..............           0              29               16               21
  Net change in unrealized appreciation (depreciation)
     of investments....................................           0             479              378              151
                                                             ------            ----             ----             ----
Net realized and unrealized gain (loss) on
  investments..........................................           0             508              394              172
                                                             ------            ----             ----             ----
Net increase (decrease) in net assets resulting from
  operations...........................................      $1,049            $495             $387             $168
                                                             ======            ====             ====             ====

---------------
** Commencement of operations

                       See notes to financial statements.

                                         MONY CUSTOM EQUITY MASTER
    ---------------------------------------------------------------------------------------------------
                                       ENTERPRISE ACCUMULATION TRUST
    ---------------------------------------------------------------------------------------------------
                         SMALL                                                               SMALL
                        COMPANY                        INTERNATIONAL                        COMPANY
        EQUITY           VALUE           MANAGED           GROWTH           GROWTH           GROWTH
      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
    --------------   --------------   --------------   --------------   --------------   --------------
    FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
    MAY 5, 2000**    MAY 3, 2000**    MAY 5, 2000**    MAY 3, 2000**    MAY 3, 2000**    MAY 3, 2000**
       THROUGH          THROUGH          THROUGH          THROUGH          THROUGH          THROUGH
     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
         2000             2000             2000             2000             2000             2000
    --------------   --------------   --------------   --------------   --------------   --------------
       $    379         $    35          $   280          $    54          $    81          $     0
         13,656           4,470            4,339            2,638              694              246
           (175)            (56)             (83)             (54)            (189)             (80)
       --------         -------          -------          -------          -------          -------
         13,860           4,449            4,536            2,638              586              166
       --------         -------          -------          -------          -------          -------
         (6,567)         (1,445)          (1,874)            (875)          (1,540)             282
        (37,326)         (2,728)           1,232           (3,682)           4,466           (1,738)
       --------         -------          -------          -------          -------          -------
        (43,893)         (4,173)            (642)          (4,557)           2,926           (1,456)
       --------         -------          -------          -------          -------          -------
       $(30,033)        $   276          $ 3,894          $(1,919)         $ 3,512          $(1,290)
       ========         =======          =======          =======          =======          =======

        MONY CUSTOM EQUITY MASTER
     -------------------------------
      ENTERPRISE ACCUMULATION TRUST
     -------------------------------

         EQUITY
         INCOME          BALANCED
       SUBACCOUNT       SUBACCOUNT
     --------------   --------------
     FOR THE PERIOD   FOR THE PERIOD
     MAY 18, 2000**   MAY 16, 2000**
        THROUGH          THROUGH
      DECEMBER 31,     DECEMBER 31,
          2000             2000
     --------------   --------------
         $   10           $   9
              0              15
            (12)             (7)
         ------           -----
             (2)             17
         ------           -----
             70            (112)
          1,016             229
         ------           -----
          1,086             117
         ------           -----
         $1,084           $ 134
         ======           =====

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                                                  MONY CUSTOM EQUITY MASTER
                                                              -----------------------------------------------------------------
                                                                                ENTERPRISE ACCUMULATION TRUST
                                                              -----------------------------------------------------------------
                                                                 CAPITAL          GROWTH &           HIGH          MULTI-CAP
                                                               APPRECIATION        INCOME           YIELD            GROWTH
                                                                SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                              --------------   --------------   --------------   --------------
                                                              FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                                              MAY 4, 2000**    MAY 3, 2000**    JUNE 8, 2000**   MAY 3, 2000**
                                                                 THROUGH          THROUGH          THROUGH          THROUGH
                                                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                   2000             2000             2000             2000
                                                              --------------   --------------   --------------   --------------
Dividend income.............................................     $      0         $    84           $ 164           $     30
Distribution from net realized gains........................        3,012               0               0                  0
Mortality and expense risk charges..........................         (118)            (70)             (6)              (142)
                                                                 --------         -------           -----           --------
Net investment income (loss)................................        2,894              14             158               (112)
                                                                 --------         -------           -----           --------
Realized and unrealized loss on investments:
  Net realized loss on investments..........................         (683)            (72)            (35)            (2,328)
  Net change in unrealized depreciation of investments......       (9,478)         (1,491)            (70)           (23,583)
                                                                 --------         -------           -----           --------
Net realized and unrealized loss on investments.............      (10,161)         (1,563)           (105)           (25,911)
                                                                 --------         -------           -----           --------
Net increase (decrease) in net assets resulting from
  operations................................................     $ (7,267)        $(1,549)          $  53           $(26,023)
                                                                 ========         =======           =====           ========

---------------

** Commencement of operations

                       See notes to financial statements.

                                       MONY CUSTOM EQUITY MASTER
-------------------------------------------------------------------------------------------------------
     FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS                       JANUS ASPEN SERIES
----------------------------------------------------   ------------------------------------------------
                                         VIP III
         VIP             VIP II           GROWTH         AGGRESSIVE                         CAPITAL
        GROWTH         CONTRAFUND     OPPORTUNITIES        GROWTH          BALANCED       APPRECIATION
      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
    --------------   --------------   --------------   --------------   --------------   --------------
    FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
    MAY 3, 2000**    MAY 17, 2000**   MAY 11, 2000**   MAY 3, 2000**    MAY 5, 2000**    MAY 3, 2000**
       THROUGH          THROUGH          THROUGH          THROUGH          THROUGH          THROUGH
     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
         2000             2000             2000             2000             2000             2000
    --------------   --------------   --------------   --------------   --------------   --------------
       $      0         $     0          $     0          $      0         $   835          $    844
              0               0                0             2,345             703                 4
           (119)           (159)             (23)             (137)            (67)             (135)
       --------         -------          -------          --------         -------          --------
           (119)           (159)             (23)            2,208           1,471               713
       --------         -------          -------          --------         -------          --------
           (949)           (266)            (295)           (6,299)           (896)           (1,427)
        (16,097)         (6,320)          (2,170)          (34,119)         (1,660)          (18,689)
       --------         -------          -------          --------         -------          --------
        (17,046)         (6,586)          (2,465)          (40,418)         (2,556)          (20,116)
       --------         -------          -------          --------         -------          --------
       $(17,165)        $(6,745)         $(2,488)         $(38,210)        $(1,085)         $(19,403)
       ========         =======          =======          ========         =======          ========

                MONY CUSTOM EQUITY MASTER
---  ------------------------------------------------
     JANUS ASPEN SERIES
---  --------------                       DREYFUS
                         DREYFUS          SOCIALLY
       WORLDWIDE          STOCK         RESPONSIBLE
         GROWTH           INDEX            GROWTH
       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
     --------------   --------------   --------------
     FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
     MAY 3, 2000**    MAY 3, 2000**    MAY 11, 2000**
        THROUGH          THROUGH          THROUGH
      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
          2000             2000             2000
     --------------   --------------   --------------
        $    422         $    702         $   163
           1,974            3,298               0
            (199)            (167)            (22)
        --------         --------         -------
           2,197            3,833             141
        --------         --------         -------
          (3,594)          (1,247)           (249)
         (26,183)         (13,573)         (2,438)
        --------         --------         -------
         (29,777)         (14,820)         (2,687)
        --------         --------         -------
        $(27,580)        $(10,987)        $(2,546)
        ========         ========         =======

                                      MONY

                               VARIABLE ACCOUNT L

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                        MONY CUSTOM EQUITY MASTER
                                                   --------------------------------------------------------------------
                                                                          MONY SERIES FUND, INC.
                                                   --------------------------------------------------------------------
                                                       MONEY        INTERMEDIATE TERM     LONG TERM        GOVERNMENT
                                                       MARKET             BOND               BOND          SECURITIES
                                                     SUBACCOUNT        SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                                   --------------   -----------------   --------------   --------------
                                                   FOR THE PERIOD    FOR THE PERIOD     FOR THE PERIOD   FOR THE PERIOD
                                                   JUNE 8, 2000**    JUNE 9, 2000**     JUNE 9, 2000**   MAY 18, 2000**
                                                      THROUGH            THROUGH           THROUGH          THROUGH
                                                    DECEMBER 31,      DECEMBER 31,       DECEMBER 31,     DECEMBER 31,
                                                        2000              2000               2000             2000
                                                   --------------   -----------------   --------------   --------------
From operations:
  Net investment income (loss)...................    $   1,049           $   (13)          $    (7)          $   (4)
  Net realized gain (loss) on investments........            0                29                16               21
  Net change in unrealized appreciation
     (depreciation) of investments...............            0               479               378              151
                                                     ---------           -------           -------           ------
Net increase (decrease) in net assets resulting
  from operations................................        1,049               495               387              168
                                                     ---------           -------           -------           ------
From unit transactions:
  Net proceeds from the issuance of units........      420,053            16,418            10,427            6,616
  Net asset value of units redeemed or used to
     meet contract obligations...................     (379,764)             (816)             (459)            (468)
                                                     ---------           -------           -------           ------
Net increase from unit transactions..............       40,289            15,602             9,968            6,148
                                                     ---------           -------           -------           ------
Net increase in net assets.......................       41,338            16,097            10,355            6,316
Net assets beginning of period...................            0                 0                 0                0
                                                     ---------           -------           -------           ------
Net assets end of period*........................    $  41,338           $16,097           $10,355           $6,316
                                                     =========           =======           =======           ======
Unit transactions:
  Units outstanding beginning of period..........            0                 0                 0                0
  Units issued during the period.................       41,193             1,609               985              621
  Units redeemed during the period...............      (37,196)              (79)              (43)             (44)
                                                     ---------           -------           -------           ------
Units outstanding end of period..................        3,997             1,530               942              577
                                                     =========           =======           =======           ======

---------------
 * Includes undistributed net investment income
  (loss) of:                                         $   1,049           $   (13)          $    (7)          $   (4)
                                                     =========           =======           =======           ======
** Commencement of operations

                        See notes to financial statements.

                                         MONY CUSTOM EQUITY MASTER
    ---------------------------------------------------------------------------------------------------
                                       ENTERPRISE ACCUMULATION TRUST
    ---------------------------------------------------------------------------------------------------
                     SMALL COMPANY                     INTERNATIONAL                     SMALL COMPANY
        EQUITY           VALUE           MANAGED           GROWTH           GROWTH           GROWTH
      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
    --------------   --------------   --------------   --------------   --------------   --------------
    FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
    MAY 5, 2000**    MAY 3, 2000**    MAY 5, 2000**    MAY 3, 2000**    MAY 3, 2000**    MAY 3, 2000**
       THROUGH          THROUGH          THROUGH          THROUGH          THROUGH          THROUGH
     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
         2000             2000             2000             2000             2000             2000
    --------------   --------------   --------------   --------------   --------------   --------------
       $ 13,860         $ 4,449          $  4,536         $ 2,638          $    586         $    166
         (6,567)         (1,445)           (1,874)           (875)           (1,540)             282
        (37,326)         (2,728)            1,232          (3,682)            4,466           (1,738)
       --------         -------          --------         -------          --------         --------
        (30,033)            276             3,894          (1,919)            3,512           (1,290)
       --------         -------          --------         -------          --------         --------
        265,821          64,812           128,670          55,852           240,695          105,946
        (12,823)         (3,907)           (4,687)         (6,130)          (17,177)          (8,531)
       --------         -------          --------         -------          --------         --------
        252,998          60,905           123,983          49,722           223,518           97,415
       --------         -------          --------         -------          --------         --------
        222,965          61,181           127,877          47,803           227,030           96,125
              0               0                 0               0                 0                0
       --------         -------          --------         -------          --------         --------
       $222,965         $61,181          $127,877         $47,803          $227,030         $ 96,125
       ========         =======          ========         =======          ========         ========
              0               0                 0               0                 0                0
         27,602           6,158            12,801           5,933            25,155           10,293
         (1,348)           (369)             (456)           (659)           (1,796)            (829)
       --------         -------          --------         -------          --------         --------
         26,254           5,789            12,345           5,274            23,359            9,464
       ========         =======          ========         =======          ========         ========
       $ 13,860         $ 4,449          $  4,536         $ 2,638          $    586         $    166
       ========         =======          ========         =======          ========         ========

        MONY CUSTOM EQUITY MASTER
     -------------------------------
      ENTERPRISE ACCUMULATION TRUST
     -------------------------------
         EQUITY
         INCOME          BALANCED
       SUBACCOUNT       SUBACCOUNT
     --------------   --------------
     FOR THE PERIOD   FOR THE PERIOD
     MAY 18, 2000**   MAY 16, 2000**
        THROUGH          THROUGH
      DECEMBER 31,     DECEMBER 31,
          2000             2000
     --------------   --------------
        $    (2)         $    17
             70             (112)
          1,016              229
        -------          -------
          1,084              134
        -------          -------
         30,826            7,677
         (2,568)          (1,041)
        -------          -------
         28,258            6,636
        -------          -------
         29,342            6,770
              0                0
        -------          -------
        $29,342          $ 6,770
        =======          =======
              0                0
          3,077              789
           (259)            (107)
        -------          -------
          2,818              682
        =======          =======
        $    (2)         $    17
        =======          =======

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                         MONY CUSTOM EQUITY MASTER
                                                     ------------------------------------------------------------------
                                                                       ENTERPRISE ACCUMULATION TRUST
                                                     ------------------------------------------------------------------
                                                        CAPITAL                              HIGH          MULTI-CAP
                                                      APPRECIATION    GROWTH & INCOME       YIELD            GROWTH
                                                       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                                     --------------   ---------------   --------------   --------------
                                                     FOR THE PERIOD   FOR THE PERIOD    FOR THE PERIOD   FOR THE PERIOD
                                                     MAY 4, 2000**     MAY 3, 2000**    JUNE 8, 2000**   MAY 3, 2000**
                                                        THROUGH           THROUGH          THROUGH          THROUGH
                                                      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                                          2000             2000              2000             2000
                                                     --------------   ---------------   --------------   --------------
From operations:
  Net investment income (loss).....................     $  2,894         $     14          $   158          $   (112)
  Net realized loss on investments.................         (683)             (72)             (35)           (2,328)
  Net change in unrealized depreciation of
     investments...................................       (9,478)          (1,491)             (70)          (23,583)
                                                        --------         --------          -------          --------
Net increase (decrease) in net assets resulting
  from operations..................................       (7,267)          (1,549)              53           (26,023)
                                                        --------         --------          -------          --------
From unit transactions:
  Net proceeds from the issuance of units..........      136,240          100,715           15,182           195,640
  Net asset value of units redeemed or used to meet
     contract obligations..........................      (11,425)         (11,039)            (912)          (17,313)
                                                        --------         --------          -------          --------
  Net increase from unit transactions..............      124,815           89,676           14,270           178,327
                                                        --------         --------          -------          --------
  Net increase in net assets.......................      117,548           88,127           14,323           152,304
Net assets beginning of period.....................            0                0                0                 0
                                                        --------         --------          -------          --------
Net assets end of period*..........................     $117,548         $ 88,127          $14,323          $152,304
                                                        ========         ========          =======          ========
Unit transactions:
  Units outstanding beginning of period............            0                0                0                 0
  Units issued during the period...................       13,448            9,822            1,543            21,605
  Units redeemed during the period.................       (1,132)          (1,070)             (90)           (1,898)
                                                        --------         --------          -------          --------
Units outstanding end of period....................       12,316            8,752            1,453            19,707
                                                        ========         ========          =======          ========

---------------
 * Includes undistributed net investment income
  (loss) of:                                            $  2,894         $     14          $   158          $   (112)
                                                        ========         ========          =======          ========
** Commencement of operations

                        See notes to financial statements.

                                                 MONY CUSTOM EQUITY MASTER
    --------------------------------------------------------------------------------------------------------------------
       FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS                             JANUS ASPEN SERIES
    ------------------------------------------------   -----------------------------------------------------------------
         VIP             VIP II       VIP III GROWTH     AGGRESSIVE                         CAPITAL         WORLDWIDE
        GROWTH         CONTRAFUND     OPPORTUNITIES        GROWTH          BALANCED       APPRECIATION        GROWTH
      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
    FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
    MAY 3, 2000**    MAY 17, 2000**   MAY 11, 2000**   MAY 3, 2000**    MAY 5, 2000**    MAY 3, 2000**    MAY 3, 2000**
       THROUGH          THROUGH          THROUGH          THROUGH          THROUGH          THROUGH          THROUGH
     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
         2000             2000             2000             2000             2000             2000             2000
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
       $   (119)        $   (159)        $   (23)         $  2,208         $ 1,471          $    713         $  2,197
           (949)            (266)           (295)           (6,299)           (896)           (1,427)          (3,594)
        (16,097)          (6,320)         (2,170)          (34,119)         (1,660)          (18,689)         (26,183)
       --------         --------         -------          --------         -------          --------         --------
        (17,165)          (6,745)         (2,488)          (38,210)         (1,085)          (19,403)         (27,580)
       --------         --------         -------          --------         -------          --------         --------
        161,406          179,578          33,729           206,852          87,686           177,591          273,335
        (11,001)          (9,666)         (2,991)          (19,704)         (6,083)          (15,463)        (15, 569)
       --------         --------         -------          --------         -------          --------         --------
        150,405          169,912          30,738           187,148          81,603           162,128          257,766
       --------         --------         -------          --------         -------          --------         --------
        133,240          163,167          28,250           148,938          80,518           142,725          230,186
              0                0               0                 0               0                 0                0
       --------         --------         -------          --------         -------          --------         --------
       $133,240         $163,167         $28,250          $148,938         $80,518          $142,725         $230,186
       ========         ========         =======          ========         =======          ========         ========
              0                0               0                 0               0                 0                0
         16,021           17,987           3,345            22,314           8,768            18,775           29,513
         (1,119)            (980)           (300)           (2,102)           (608)           (1,669)          (1,678)
       --------         --------         -------          --------         -------          --------         --------
         14,902           17,007           3,045            20,212           8,160            17,106           27,835
       ========         ========         =======          ========         =======          ========         ========
       $   (119)        $   (159)        $   (23)         $  2,208         $ 1,471          $    713         $  2,197
       ========         ========         =======          ========         =======          ========         ========

                                      MONY

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                    MONY CUSTOM EQUITY MASTER
                                                              -------------------------------------
                                                                                       DREYFUS
                                                                   DREYFUS            SOCIALLY
                                                                    STOCK            RESPONSIBLE
                                                                    INDEX              GROWTH
                                                                 SUBACCOUNT          SUBACCOUNT
                                                              -----------------   -----------------
                                                               FOR THE PERIOD      FOR THE PERIOD
                                                                MAY 3, 2000**      MAY 11, 2000**
                                                                   THROUGH             THROUGH
                                                              DECEMBER 31, 2000   DECEMBER 31, 2000
                                                              -----------------   -----------------
From operations:
  Net investment income.....................................      $  3,833             $   141
  Net realized loss on investments..........................        (1,247)               (249)
  Net change in unrealized depreciation of investments......       (13,573)             (2,438)
                                                                  --------             -------
Net decrease in net assets resulting from operations........       (10,987)             (2,546)
                                                                  --------             -------
From unit transactions:
  Net proceeds from the issuance of units...................       248,777              26,874
  Net asset value of units redeemed or used to meet contract
     obligations............................................       (18,450)             (2,934)
                                                                  --------             -------
  Net increase from unit transactions.......................       230,327              23,940
                                                                  --------             -------
  Net increase in net assets................................       219,340              21,394
Net assets beginning of period..............................             0                   0
                                                                  --------             -------
Net assets end of period*...................................      $219,340             $21,394
                                                                  ========             =======
Unit transactions:
  Units outstanding beginning of period.....................             0                   0
  Units issued during the period............................        25,237               2,640
  Units redeemed during the period..........................        (1,871)               (296)
                                                                  --------             -------
Units outstanding end of period.............................        23,366               2,344
                                                                  ========             =======
---------------
 * Includes undistributed net investment income of:               $  3,833             $   141
                                                                  ========             =======
** Commencement of operations

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS:

     MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist) and Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master). These policies are issued by MONY. For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Equity Master) is presented here.

     There are twenty-five MONY Custom Equity Master Subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The Funds are registered under the 1940 Act as open end, diversified, management investment companies The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investment:

     The investment in shares of each of the respective Funds' portfolio is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on identified cost basis. Dividend income and distributions of net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                      MONY

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS:

     MONY is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for such purposes for all of the MONY Custom Equity Master Subaccounts for the period ended December 31, 2000 aggregated $197,953.

     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of the average daily net assets of each of the MONY Custom Equity Master subaccounts. As MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and proceeds from shares redeemed by each subaccount during the period ended December 31, 2000 were as follows:

                                                          COST OF SHARES
                                                             ACQUIRED
                                                            (EXCLUDES       PROCEEDS FROM
MONY CUSTOM EQUITY MASTER SUBACCOUNTS                     REINVESTMENTS)   SHARES REDEEMED
-------------------------------------                     --------------   ---------------
MONY Series Fund, Inc.
Money Market Portfolio..................................     $425,031         $384,756
Intermediate Term Bond Portfolio........................       16,546              947
Long Term Bond Portfolio................................       10,427              461
Government Securities Portfolio.........................        7,055              907
Enterprise Accumulation Trust
Equity Portfolio........................................      273,557           20,593
Small Company Value Portfolio...........................       67,699            6,809
Managed Portfolio.......................................      128,766            4,790
International Growth Portfolio..........................       56,842            7,138
Growth Portfolio........................................      246,042           22,573
Small Company Growth Portfolio..........................      107,991           10,597
Equity Income Portfolio.................................       31,081            2,824
Balanced Portfolio......................................       10,537            3,903
Capital Appreciation Portfolio..........................      138,403           13,625
Growth & Income Portfolio...............................      102,376           12,719
High Yield Portfolio....................................       15,297            1,029
Multi-Cap Growth Portfolio..............................      205,201           26,918

                                      MONY

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS: (CONTINUED)

                                                          COST OF SHARES
                                                             ACQUIRED
                                                            (EXCLUDES       PROCEEDS FROM
MONY CUSTOM EQUITY MASTER SUBACCOUNTS                     REINVESTMENTS)   SHARES REDEEMED
-------------------------------------                     --------------   ---------------
Fidelity Variable Insurance Products Funds
VIP Growth Portfolio....................................     $163,606         $ 13,223
VIP II Contrafund Portfolio.............................      185,836           15,967
VIP III Growth Opportunities Portfolio..................       34,472            3,738
Janus Aspen Series
Aggressive Growth Portfolio.............................      213,717           26,610
Balanced Portfolio......................................       91,018            9,432
Capital Appreciation Portfolio..........................      183,013           20,916
Worldwide Growth Portfolio..............................      280,074           22,352
Dreyfus
Dreyfus Stock Index Fund................................      252,271           21,982
Dreyfus Socially Responsible Growth Fund, Inc...........       27,256            3,323

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company and the
Contractholders of MONY Variable Account L -- MONY Custom Equity Master

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the MONY Custom Equity Master's Subaccounts of MONY Variable Account L at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of MONY Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at December 31, 2000 by correspondence with the funds' transfer agents, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 12, 2001

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000

                                                                  MONY CUSTOM ESTATE MASTER
                                      ---------------------------------------------------------------------------------
                                      MONY SERIES FUND, INC.                 ENTERPRISE ACCUMULATION TRUST
                                      -----------------------   -------------------------------------------------------
                                        MONEY      LONG TERM                 SMALL COMPANY                INTERNATIONAL
                                        MARKET        BOND        EQUITY         VALUE        MANAGED        GROWTH
                                      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                      ----------   ----------   ----------   -------------   ----------   -------------
ASSETS
Shares held in respective Funds.....    88,504          669          334            591            98          1,994
                                       =======       ======      =======        =======        ======        =======
Investments at cost.................   $88,504       $8,618      $10,324        $15,621        $2,967        $14,609
                                       =======       ======      =======        =======        ======        =======
Investments in respective Funds, at
  net asset value...................   $88,504       $8,883      $ 9,329        $15,488        $2,364        $13,841
Amount due from MONY................     1,223            0            0              0             0          3,447
                                       -------       ------      -------        -------        ------        -------
         Total assets...............    89,727        8,883        9,329         15,488         2,364         17,288
                                       -------       ------      -------        -------        ------        -------
LIABILITIES
Amount due to MONY..................        62            4            7              9             2              7
Amount due to respective Funds......     1,223            0            0              0             0          3,447
                                       -------       ------      -------        -------        ------        -------
         Total liabilities..........     1,285            4            7              9             2          3,454
                                       -------       ------      -------        -------        ------        -------
Net assets..........................   $88,442       $8,879      $ 9,322        $15,479        $2,362        $13,834
                                       =======       ======      =======        =======        ======        =======
Net assets consist of:
    Contractholders' net payments...   $85,668       $8,617      $10,460        $15,841        $2,344        $14,212
    Undistributed net investment
      income (loss).................     2,774           (6)       2,217          2,036           677            519
    Accumulated net realized gain
      (loss) on investments.........         0            3       (2,360)        (2,265)          (56)          (129)
    Net unrealized appreciation
      (depreciation) of
      investments...................         0          265         (995)          (133)         (603)          (768)
                                       -------       ------      -------        -------        ------        -------
Net assets..........................   $88,442       $8,879      $ 9,322        $15,479        $2,362        $13,834
                                       =======       ======      =======        =======        ======        =======
Number of units outstanding*........     8,412          835          928          1,541           236          1,641
                                       -------       ------      -------        -------        ------        -------
Net asset value per unit
  outstanding*......................   $ 10.51       $10.63      $ 10.05        $ 10.05        $10.02        $  8.43
                                       =======       ======      =======        =======        ======        =======

                                             MONY CUSTOM ESTATE MASTER
                                      ---------------------------------------
                                           ENTERPRISE ACCUMULATION TRUST
                                      ---------------------------------------
                                                   SMALL COMPANY     EQUITY
                                        GROWTH        GROWTH         INCOME
                                      SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                      ----------   -------------   ----------
ASSETS
Shares held in respective Funds.....     5,185          1,271         2,522
                                       =======        =======       =======
Investments at cost.................   $32,004        $11,062       $13,775
                                       =======        =======       =======
Investments in respective Funds, at
  net asset value...................   $31,059        $10,933       $14,350
Amount due from MONY................        81             81         3,366
                                       -------        -------       -------
         Total assets...............    31,140         11,014        17,716
                                       -------        -------       -------
LIABILITIES
Amount due to MONY..................        25              9             9
Amount due to respective Funds......        81             81         3,366
                                       -------        -------       -------
         Total liabilities..........       106             90         3,375
                                       -------        -------       -------
Net assets..........................   $31,034        $10,924       $14,341
                                       =======        =======       =======
Net assets consist of:
    Contractholders' net payments...   $31,997        $10,991       $13,721
    Undistributed net investment
      income (loss).................       194             34            21
    Accumulated net realized gain
      (loss) on investments.........      (212)            28            24
    Net unrealized appreciation
      (depreciation) of
      investments...................      (945)          (129)          575
                                       -------        -------       -------
Net assets..........................   $31,034        $10,924       $14,341
                                       =======        =======       =======
Number of units outstanding*........     3,218          1,074         1,313
                                       -------        -------       -------
Net asset value per unit
  outstanding*......................   $  9.64        $ 10.17       $ 10.92
                                       =======        =======       =======

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 2000

                                                  MONY CUSTOM ESTATE MASTER
                                     ---------------------------------------------------
                                                ENTERPRISE ACCUMULATION TRUST
                                     ---------------------------------------------------
                                      GROWTH &       HIGH        CAPITAL      MULTI-CAP
                                       INCOME       YIELD      APPRECIATION     GROWTH
                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                     ----------   ----------   ------------   ----------
              ASSETS
Shares held in respective Funds....      1,863       1,933         1,709         1,942
                                       =======      ======       =======       =======
Investments at cost................    $11,779      $8,978       $13,274       $23,898
                                       =======      ======       =======       =======
Investments in respective Funds, at
  net asset value..................    $11,553      $8,660       $12,116       $19,707
Amount due from MONY...............          0           0            81         3,447
                                       -------      ------       -------       -------
         Total assets..............     11,553       8,660        12,197        23,154
                                       -------      ------       -------       -------
            LIABILITIES
Amount due to MONY.................          9           4            10            15
Amount due to respective Funds.....          0           0            81         3,447
                                       -------      ------       -------       -------
         Total liabilities.........          9           4            91         3,462
                                       -------      ------       -------       -------
Net assets.........................    $11,544      $8,656       $12,106       $19,692
                                       =======      ======       =======       =======
Net assets consist of:
    Contractholders' net
      payments.....................    $11,760      $8,827       $12,926       $24,377
    Undistributed net investment
      income (loss)................          6         152           474           (24)
    Accumulated net realized gain
      (loss) on investments........          4          (5)         (136)         (470)
    Net unrealized depreciation of
      investments..................       (226)       (318)       (1,158)       (4,191)
                                       -------      ------       -------       -------
Net assets.........................    $11,544      $8,656       $12,106       $19,692
                                       =======      ======       =======       =======
Number of units outstanding*.......      1,167         903         1,335         2,823
                                       -------      ------       -------       -------
Net asset value per unit
  outstanding*.....................    $  9.89      $ 9.59       $  9.07       $  6.98
                                       =======      ======       =======       =======

                                                            MONY CUSTOM ESTATE MASTER
                                     ------------------------------------------------------------------------
                                       FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS       JANUS ASPEN SERIES
                                     ----------------------------------------------   -----------------------
                                        VIP         VIP II           VIP III          AGGRESSIVE
                                       GROWTH     CONTRAFUND   GROWTH OPPORTUNITIES     GROWTH      BALANCED
                                     SUBACCOUNT   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT   SUBACCOUNT
                                     ----------   ----------   --------------------   ----------   ----------
              ASSETS
Shares held in respective Funds....       181          590               243               340          252
                                       ======      =======            ======           =======       ======
Investments at cost................    $8,744      $14,364            $4,593           $17,595       $6,311
                                       ======      =======            ======           =======       ======
Investments in respective Funds, at
  net asset value..................    $7,881      $13,957            $4,292           $12,329       $6,131
Amount due from MONY...............         0            0                81                81            0
                                       ------      -------            ------           -------       ------
         Total assets..............     7,881       13,957             4,373            12,410        6,131
                                       ------      -------            ------           -------       ------
            LIABILITIES
Amount due to MONY.................         6           11                 2                12            4
Amount due to respective Funds.....         0            0                81                81            0
                                       ------      -------            ------           -------       ------
         Total liabilities.........         6           11                83                93            4
                                       ------      -------            ------           -------       ------
Net assets.........................    $7,875      $13,946            $4,290           $12,317       $6,127
                                       ======      =======            ======           =======       ======
Net assets consist of:
    Contractholders' net
      payments.....................    $8,763      $14,603            $4,522           $17,310       $6,115
    Undistributed net investment
      income (loss)................       147          (15)              102               909          215
    Accumulated net realized gain
      (loss) on investments........      (172)        (235)              (33)             (636)         (23)
    Net unrealized depreciation of
      investments..................      (863)        (407)             (301)           (5,266)        (180)
                                       ------      -------            ------           -------       ------
Net assets.........................    $7,875      $13,946            $4,290           $12,317       $6,127
                                       ======      =======            ======           =======       ======
Number of units outstanding*.......       850        1,486               496             2,017          608
                                       ------      -------            ------           -------       ------
Net asset value per unit
  outstanding*.....................    $ 9.27      $  9.38            $ 8.66           $  6.10       $10.07
                                       ======      =======            ======           =======       ======

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 2000

                                                                                MONY CUSTOM ESTATE MASTER
                                                              -------------------------------------------------------------
                                                                 JANUS ASPEN SERIES
                                                              -------------------------                        DREYFUS
                                                                CAPITAL      WORLDWIDE    DREYFUS STOCK       SOCIALLY
                                                              APPRECIATION     GROWTH         INDEX          RESPONSIBLE
                                                               SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     GROWTH SUBACCOUNT
                                                              ------------   ----------   -------------   -----------------
                           ASSETS
Shares held in respective Funds.............................        458           620            783              181
                                                                =======       =======        =======           ======
Investments at cost.........................................    $14,493       $25,975        $29,590           $6,712
                                                                =======       =======        =======           ======
Investments in respective Funds, at net asset value.........    $12,257       $22,914        $26,615           $6,252
Amount due from MONY........................................          0            81             81                0
                                                                -------       -------        -------           ------
         Total assets.......................................     12,257        22,995         26,696            6,252
                                                                -------       -------        -------           ------
                        LIABILITIES
Amount due to MONY..........................................         11            19             23                5
Amount due to respective Funds..............................          0            81             81                0
                                                                -------       -------        -------           ------
         Total liabilities..................................         11           100            104                5
                                                                -------       -------        -------           ------
Net assets..................................................    $12,246       $22,895        $26,592           $6,247
                                                                =======       =======        =======           ======
Net assets consist of:
    Contractholders' net payments...........................    $14,494       $26,494        $29,140           $7,160
    Undistributed net investment income.....................        103           837            489               45
    Accumulated net realized loss on investments............       (115)       (1,375)           (62)            (498)
    Net unrealized depreciation of investments..............     (2,236)       (3,061)        (2,975)            (460)
                                                                -------       -------        -------           ------
Net assets..................................................    $12,246       $22,895        $26,592           $6,247
                                                                =======       =======        =======           ======
Number of units outstanding*................................      1,653         2,643          2,839              717
                                                                -------       -------        -------           ------
Net asset value per unit outstanding*.......................    $  7.41       $  8.66        $  9.37           $ 8.72
                                                                =======       =======        =======           ======

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                            STATEMENT OF OPERATIONS

                                                                       MONY CUSTOM ESTATE MASTER
                                         -------------------------------------------------------------------------------------
                                                  MONY SERIES FUND, INC.                   ENTERPRISE ACCUMULATION TRUST
                                         -----------------------------------------   -----------------------------------------
                                                MONEY               LONG TERM                                 SMALL COMPANY
                                               MARKET                 BOND                 EQUITY                 VALUE
                                             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                         -------------------   -------------------   -------------------   -------------------
                                           FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                                         FEBRUARY 11, 2000**    AUGUST 8, 2000**      JANUARY 4, 2000**     APRIL 10, 2000**
                                               THROUGH               THROUGH               THROUGH               THROUGH
                                          DECEMBER 31, 2000     DECEMBER 31, 2000     DECEMBER 31, 2000     DECEMBER 31, 2000
                                         -------------------   -------------------   -------------------   -------------------
Dividend income........................        $2,943                 $  0                 $ 2,230               $    16
Distribution from net realized gains...             0                    0                       0                 2,034
Mortality and expense risk charges.....          (169)                  (6)                    (13)                  (14)
                                               ------                 ----                 -------               -------
Net investment income (loss)...........         2,774                   (6)                  2,217                 2,036
                                               ------                 ----                 -------               -------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
    investments........................             0                    3                  (2,360)               (2,265)
  Net change in unrealized appreciation
    (depreciation) of investments......             0                  265                    (995)                 (133)
                                               ------                 ----                 -------               -------
Net realized and unrealized gain (loss)
  on investments.......................             0                  268                  (3,355)               (2,398)
                                               ------                 ----                 -------               -------
Net increase (decrease) in net assets
  resulting from operations............        $2,774                 $262                 $(1,138)              $  (362)
                                               ======                 ====                 =======               =======

                                                                    MONY CUSTOM ESTATE MASTER
                                         --------------------------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                         --------------------------------------------------------------------------------
                                                                 INTERNATIONAL                           SMALL COMPANY
                                               MANAGED              GROWTH              GROWTH               GROWTH
                                             SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                         -------------------   -----------------   -----------------   ------------------
                                           FOR THE PERIOD       FOR THE PERIOD      FOR THE PERIOD       FOR THE PERIOD
                                          APRIL 10, 2000**     JANUARY 4, 2000**   JANUARY 4, 2000**   JANUARY 14, 2000**
                                               THROUGH              THROUGH             THROUGH             THROUGH
                                          DECEMBER 31, 2000    DECEMBER 31, 2000   DECEMBER 31, 2000   DECEMBER 31, 2000
                                         -------------------   -----------------   -----------------   ------------------
Dividend income........................         $  41                $  11              $    26              $  52
Distribution from net realized gains...           639                  522                  224                  0
Mortality and expense risk charges.....            (3)                 (14)                 (56)               (18)
                                                -----                -----              -------              -----
Net investment income (loss)...........           677                  519                  194                 34
                                                -----                -----              -------              -----
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
    investments........................           (56)                (129)                (212)                28
  Net change in unrealized appreciation
    (depreciation) of investments......          (603)                (768)                (945)              (129)
                                                -----                -----              -------              -----
Net realized and unrealized gain (loss)
  on investments.......................          (659)                (897)              (1,157)              (101)
                                                -----                -----              -------              -----
Net increase (decrease) in net assets
  resulting from operations............         $  18                $(378)             $  (963)             $ (67)
                                                =====                =====              =======              =====

---------------
** Commencement of operations

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                               MONY CUSTOM ESTATE MASTER
                                     ------------------------------------------------------------------------------
                                                             ENTERPRISE ACCUMULATION TRUST
                                     ------------------------------------------------------------------------------

                                          EQUITY                                   HIGH               CAPITAL
                                          INCOME          GROWTH & INCOME          YIELD            APPRECIATION
                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                     -----------------   -----------------   -----------------   ------------------
                                      FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD       FOR THE PERIOD
                                     APRIL 10, 2000**     MAY 30, 2000**     AUGUST 8, 2000**    JANUARY 14, 2000**
                                          THROUGH             THROUGH             THROUGH             THROUGH
                                     DECEMBER 31, 2000   DECEMBER 31, 2000   DECEMBER 31, 2000   DECEMBER 31, 2000
                                     -----------------   -----------------   -----------------   ------------------
Dividend income....................        $ 35                $  23               $ 158              $     0
Distribution from net realized
  gains............................           0                    0                   0                  496
Mortality and expense risk
  charges..........................         (14)                 (17)                 (6)                 (22)
                                           ----                -----               -----              -------
Net investment income (loss).......          21                    6                 152                  474
                                           ----                -----               -----              -------
Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on
    investments....................          24                    4                  (5)                (136)
  Net change in unrealized
    appreciation (depreciation) of
    investments....................         575                 (226)               (318)              (1,158)
                                           ----                -----               -----              -------
Net realized and unrealized gain
  (loss) on investments............         599                 (222)               (323)              (1,294)
                                           ----                -----               -----              -------
Net increase (decrease) in net
  assets resulting from
  operations.......................        $620                $(216)              $(171)             $  (820)
                                           ====                =====               =====              =======

                                                                        MONY CUSTOM ESTATE MASTER
                                       -------------------------------------------------------------------------------------------
                                       ENTERPRISE ACCUMULATION TRUST           FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                       ----------------------------   ------------------------------------------------------------
                                                                                                                      VIP III
                                                 MULTI-CAP                   VIP                 VIP II               GROWTH
                                                  GROWTH                   GROWTH              CONTRAFUND          OPPORTUNITIES
                                                SUBACCOUNT               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                        ---------------------------   -----------------   --------------------   -----------------
                                              FOR THE PERIOD           FOR THE PERIOD        FOR THE PERIOD       FOR THE PERIOD
                                            JANUARY 14, 2000**        JANUARY 4, 2000**      JULY 6, 2000**      JANUARY 4, 2000**
                                                  THROUGH                  THROUGH              THROUGH               THROUGH
                                             DECEMBER 31, 2000        DECEMBER 31, 2000    DECEMBER 31, 2000     DECEMBER 31, 2000
                                        ---------------------------   -----------------   --------------------   -----------------
Dividend income....................               $     0                  $     1               $   0                 $  17
Distribution from net realized
  gains............................                     8                      159                   0                    90
Mortality and expense risk
  charges..........................                   (32)                     (13)                (15)                   (5)
                                                  -------                  -------               -----                 -----
Net investment income (loss).......                   (24)                     147                 (15)                  102
                                                  -------                  -------               -----                 -----
Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on
    investments....................                  (470)                    (172)               (235)                  (33)
  Net change in unrealized
    appreciation (depreciation) of
    investments....................                (4,191)                    (863)               (407)                 (301)
                                                  -------                  -------               -----                 -----
Net realized and unrealized gain
  (loss) on investments............                (4,661)                  (1,035)               (642)                 (334)
                                                  -------                  -------               -----                 -----
Net increase (decrease) in net
  assets resulting from
  operations.......................               $(4,685)                 $  (888)              $(657)                $(232)
                                                  =======                  =======               =====                 =====

---------------
** Commencement of operations

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                                MONY CUSTOM ESTATE MASTER
                                     --------------------------------------------------------------------------------
                                                                    JANUS ASPEN SERIES
                                     --------------------------------------------------------------------------------

                                        AGGRESSIVE                                   CAPITAL            WORLDWIDE
                                          GROWTH               BALANCED           APPRECIATION           GROWTH
                                        SUBACCOUNT            SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                     -----------------   --------------------   -----------------   -----------------
                                      FOR THE PERIOD        FOR THE PERIOD       FOR THE PERIOD      FOR THE PERIOD
                                      APRIL 7, 2000**     JANUARY 4, 2000**      APRIL 7, 2000**    JANUARY 4, 2000**
                                          THROUGH              THROUGH               THROUGH             THROUGH
                                     DECEMBER 31, 2000    DECEMBER 31, 2000     DECEMBER 31, 2000   DECEMBER 31, 2000
                                     -----------------   --------------------   -----------------   -----------------
Dividend income....................       $     0               $  83                $   125             $    60
Distribution from net realized
  gains............................           935                 139                      1                 810
Mortality and expense risk
  charges..........................           (26)                 (7)                   (23)                (33)
                                          -------               -----                -------             -------
Net investment income..............           909                 215                    103                 837
                                          -------               -----                -------             -------
Realized and unrealized loss on
  investments:
  Net realized loss on
    investments....................          (636)                (23)                  (115)             (1,375)
  Net change in unrealized
    depreciation of investments....        (5,266)               (180)                (2,236)             (3,061)
                                          -------               -----                -------             -------
Net realized and unrealized loss on
  investments......................        (5,902)               (203)                (2,351)             (4,436)
                                          -------               -----                -------             -------
Net increase (decrease) in net
  assets resulting from
  operations.......................       $(4,993)              $  12                $(2,248)            $(3,599)
                                          =======               =====                =======             =======

                                            MONY CUSTOM ESTATE MASTER
                                     ----------------------------------------

                                                               DREYFUS
                                          DREYFUS              SOCIALLY
                                           STOCK             RESPONSIBLE
                                           INDEX                GROWTH
                                        SUBACCOUNT            SUBACCOUNT
                                     -----------------   --------------------
                                      FOR THE PERIOD        FOR THE PERIOD
                                       MAY 3, 2000**     SEPTEMBER 13, 2000**
                                          THROUGH              THROUGH
                                     DECEMBER 31, 2000    DECEMBER 31, 2000
                                     -----------------   --------------------
Dividend income....................       $   131               $  51
Distribution from net realized
  gains............................           400                   0
Mortality and expense risk
  charges..........................           (42)                 (6)
                                          -------               -----
Net investment income..............           489                  45
                                          -------               -----
Realized and unrealized loss on
  investments:
  Net realized loss on
    investments....................           (62)               (498)
  Net change in unrealized
    depreciation of investments....        (2,975)               (460)
                                          -------               -----
Net realized and unrealized loss on
  investments......................        (3,037)               (958)
                                          -------               -----
Net increase (decrease) in net
  assets resulting from
  operations.......................       $(2,548)              $(913)
                                          =======               =====

---------------
** Commencement of operations

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                       STATEMENT OF CHANGES IN NET ASSETS

                                                               MONY CUSTOM ESTATE MASTER
                                    -------------------------------------------------------------------------------
                                            MONY SERIES FUND, INC.                ENTERPRISE ACCUMULATION TRUST
                                    ---------------------------------------   -------------------------------------
                                           MONEY              LONG TERM                             SMALL COMPANY
                                          MARKET                BOND               EQUITY               VALUE
                                        SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                    -------------------   -----------------   -----------------   -----------------
                                      FOR THE PERIOD       FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD
                                    FEBRUARY 11, 2000**   AUGUST 8, 2000**    JANUARY 4, 2000**   APRIL 10, 2000**
                                          THROUGH              THROUGH             THROUGH             THROUGH
                                     DECEMBER 31, 2000    DECEMBER 31, 2000   DECEMBER 31, 2000   DECEMBER 31, 2000
                                    -------------------   -----------------   -----------------   -----------------
From operations:
Net investment income (loss)......        $ 2,774              $   (6)             $ 2,217             $ 2,036
Net realized gain (loss) on
  investments.....................              0                   3               (2,360)             (2,265)
Net change in unrealized
  appreciation (depreciation) of
  investments.....................              0                 265                 (995)               (133)
                                          -------              ------              -------             -------
Net increase (decrease) in net
  assets resulting from
  operations......................          2,774                 262               (1,138)               (362)
                                          -------              ------              -------             -------
From unit transactions:
  Net proceeds from the issuance
    of units......................         94,370               8,905               11,044              16,452
  Net asset value of units
    redeemed or used to meet
    contract obligations..........         (8,702)               (288)                (584)               (611)
                                          -------              ------              -------             -------
Net increase from unit
  transactions....................         85,668               8,617               10,460              15,841
                                          -------              ------              -------             -------
Net increase in net assets........         88,442               8,879                9,322              15,479
Net assets beginning of period....              0                   0                    0                   0
                                          -------              ------              -------             -------
Net assets end of period*.........        $88,442              $8,879              $ 9,322             $15,479
                                          =======              ======              =======             =======
Unit transactions:
Units outstanding beginning of
  period..........................              0                   0                    0                   0
Units issued during the period....          9,254                 864                  978               1,602
Units redeemed during the
  period..........................           (842)                (29)                 (50)                (61)
                                          -------              ------              -------             -------
Units outstanding end of period...          8,412                 835                  928               1,541
                                          =======              ======              =======             =======
---------------
 * Includes undistributed net
   investment income (loss) of:           $ 2,774              $   (6)             $ 2,217             $ 2,036
                                          =======              ======              =======             =======
** Commencement of operations

                                                    MONY CUSTOM ESTATE MASTER
                                    ---------------------------------------------------------
                                                  ENTERPRISE ACCUMULATION TRUST
                                    ---------------------------------------------------------
                                                          INTERNATIONAL
                                         MANAGED             GROWTH              GROWTH
                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                    -----------------   -----------------   -----------------
                                     FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD
                                    APRIL 10, 2000**    JANUARY 4, 2000**   JANUARY 4, 2000**
                                         THROUGH             THROUGH             THROUGH
                                    DECEMBER 31, 2000   DECEMBER 31, 2000   DECEMBER 31, 2000
                                    -----------------   -----------------   -----------------
From operations:
Net investment income (loss)......       $  677              $   519             $   194
Net realized gain (loss) on
  investments.....................          (56)                (129)               (212)
Net change in unrealized
  appreciation (depreciation) of
  investments.....................         (603)                (768)               (945)
                                         ------              -------             -------
Net increase (decrease) in net
  assets resulting from
  operations......................           18                 (378)               (963)
                                         ------              -------             -------
From unit transactions:
  Net proceeds from the issuance
    of units......................        2,563               14,909              34,869
  Net asset value of units
    redeemed or used to meet
    contract obligations..........         (219)                (697)             (2,872)
                                         ------              -------             -------
Net increase from unit
  transactions....................        2,344               14,212              31,997
                                         ------              -------             -------
Net increase in net assets........        2,362               13,834              31,034
Net assets beginning of period....            0                    0                   0
                                         ------              -------             -------
Net assets end of period*.........       $2,362              $13,834             $31,034
                                         ======              =======             =======
Unit transactions:
Units outstanding beginning of
  period..........................            0                    0                   0
Units issued during the period....          258                1,720               3,517
Units redeemed during the
  period..........................          (22)                 (79)               (299)
                                         ------              -------             -------
Units outstanding end of period...          236                1,641               3,218
                                         ======              =======             =======
---------------
 * Includes undistributed net
   investment income (loss) of:          $  677              $   519             $   194
                                         ======              =======             =======
** Commencement of operations

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                               MONY CUSTOM ESTATE MASTER
                                     ------------------------------------------------------------------------------
                                                             ENTERPRISE ACCUMULATION TRUST
                                     ------------------------------------------------------------------------------
                                       SMALL COMPANY           EQUITY                                   HIGH
                                           GROWTH              INCOME          GROWTH & INCOME          YIELD
                                         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                     ------------------   -----------------   -----------------   -----------------
                                       FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD
                                     JANUARY 14, 2000**   APRIL 10, 2000**     MAY 30, 2000**     AUGUST 8, 2000**
                                          THROUGH              THROUGH             THROUGH             THROUGH
                                     DECEMBER 31, 2000    DECEMBER 31, 2000   DECEMBER 31, 2000   DECEMBER 31, 2000
                                     ------------------   -----------------   -----------------   -----------------
From operations:
Net investment income (loss).......       $    34              $    21             $     6             $  152
Net realized gain (loss) on
  investments......................            28                   24                   4                 (5)
Net change in unrealized
  appreciation (depreciation) of
  investments......................          (129)                 575                (226)              (318)
                                          -------              -------             -------             ------
Net increase (decrease) in net
  assets resulting from
  operations.......................           (67)                 620                (216)              (171)
                                          -------              -------             -------             ------
From unit transactions:
  Net proceeds from the issuance of
    units..........................        11,855               14,497              12,945              9,116
  Net asset value of units redeemed
    or used to meet contract
    obligations....................          (864)                (776)             (1,185)              (289)
                                          -------              -------             -------             ------
Net increase from unit
  transactions.....................        10,991               13,721              11,760              8,827
                                          -------              -------             -------             ------
Net increase in net assets.........        10,924               14,341              11,544              8,656
Net assets beginning of period.....             0                    0                   0                  0
                                          -------              -------             -------             ------
Net assets end of period*..........       $10,924              $14,341             $11,544             $8,656
                                          =======              =======             =======             ======
Unit transactions:
Units outstanding beginning of
  period...........................             0                    0                   0                  0
Units issued during the period.....         1,158                1,388               1,285                932
Units redeemed during the period...           (84)                 (75)               (118)               (29)
                                          -------              -------             -------             ------
Units outstanding end of period....         1,074                1,313               1,167                903
                                          =======              =======             =======             ======
---------------
 * Includes undistributed net
   investment income (loss) of:           $    34              $    21             $     6             $  152
                                          =======              =======             =======             ======
** Commencement of operations

                                            MONY CUSTOM ESTATE MASTER
                                     ---------------------------------------
                                          ENTERPRISE ACCUMULATION TRUST
                                     ---------------------------------------
                                          CAPITAL             MULTI-CAP
                                        APPRECIATION            GROWTH
                                         SUBACCOUNT           SUBACCOUNT
                                     ------------------   ------------------
                                       FOR THE PERIOD       FOR THE PERIOD
                                     JANUARY 14, 2000**   JANUARY 14, 2000**
                                          THROUGH              THROUGH
                                     DECEMBER 31, 2000    DECEMBER 31, 2000
                                     ------------------   ------------------
From operations:
Net investment income (loss).......       $   474              $   (24)
Net realized gain (loss) on
  investments......................          (136)                (470)
Net change in unrealized
  appreciation (depreciation) of
  investments......................        (1,158)              (4,191)
                                          -------              -------
Net increase (decrease) in net
  assets resulting from
  operations.......................          (820)              (4,685)
                                          -------              -------
From unit transactions:
  Net proceeds from the issuance of
    units..........................        14,168               25,784
  Net asset value of units redeemed
    or used to meet contract
    obligations....................        (1,242)              (1,407)
                                          -------              -------
Net increase from unit
  transactions.....................        12,926               24,377
                                          -------              -------
Net increase in net assets.........        12,106               19,692
Net assets beginning of period.....             0                    0
                                          -------              -------
Net assets end of period*..........       $12,106              $19,692
                                          =======              =======
Unit transactions:
Units outstanding beginning of
  period...........................             0                    0
Units issued during the period.....         1,465                2,987
Units redeemed during the period...          (130)                (164)
                                          -------              -------
Units outstanding end of period....         1,335                2,823
                                          =======              =======
---------------
 * Includes undistributed net
   investment income (loss) of:           $   474              $   (24)
                                          =======              =======
** Commencement of operations

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                MONY CUSTOM ESTATE MASTER
                                     --------------------------------------------------------------------------------
                                              FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS            JANUS ASPEN SERIES
                                     ------------------------------------------------------------   -----------------

                                            VIP               VIP II               VIP III             AGGRESSIVE
                                          GROWTH            CONTRAFUND       GROWTH OPPORTUNITIES        GROWTH
                                        SUBACCOUNT          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                     -----------------   -----------------   --------------------   -----------------
                                      FOR THE PERIOD      FOR THE PERIOD        FOR THE PERIOD       FOR THE PERIOD
                                     JANUARY 4, 2000**    JULY 6, 2000**      JANUARY 4, 2000**      APRIL 7, 2000**
                                          THROUGH             THROUGH              THROUGH               THROUGH
                                     DECEMBER 31, 2000   DECEMBER 31, 2000    DECEMBER 31, 2000     DECEMBER 31, 2000
                                     -----------------   -----------------   --------------------   -----------------
From operations:
Net investment income (loss).......       $  147              $   (15)              $  102               $   909
Net realized loss on investments...         (172)                (235)                 (33)                 (636)
Net change in unrealized
  depreciation of investments......         (863)                (407)                (301)               (5,266)
                                          ------              -------               ------               -------
Net increase (decrease) in net
  assets resulting from
  operations.......................         (888)                (657)                (232)               (4,993)
                                          ------              -------               ------               -------
From unit transactions:
  Net proceeds from the issuance of
    units..........................        9,608               15,297                4,853                18,599
  Net asset value of units redeemed
    or used to meet contract
    obligations....................         (845)                (694)                (331)               (1,289)
                                          ------              -------               ------               -------
Net increase from unit
  transactions.....................        8,763               14,603                4,522                17,310
                                          ------              -------               ------               -------
Net increase in net assets.........        7,875               13,946                4,290                12,317
Net assets beginning of period.....            0                    0                    0                     0
                                          ------              -------               ------               -------
Net assets end of period*..........       $7,875              $13,946               $4,290               $12,317
                                          ======              =======               ======               =======
Unit transactions:
Units outstanding beginning of
  period...........................            0                    0                    0                     0
Units issued during the period.....          931                1,558                  530                 2,178
Units redeemed during the period...          (81)                 (72)                 (34)                 (161)
                                          ------              -------               ------               -------
Units outstanding end of period....          850                1,486                  496                 2,017
                                          ======              =======               ======               =======
---------------
 * Includes undistributed net
   investment income (loss) of:           $  147              $   (15)              $  102               $   909
                                          ======              =======               ======               =======
** Commencement of operations

                                                               MONY CUSTOM ESTATE MASTER
                                     -----------------------------------------------------------------------------
                                                      JANUS ASPEN SERIES
                                     ---------------------------------------------------------
                                                                                                      DREYFUS
                                                              CAPITAL            WORLDWIDE             STOCK
                                         BALANCED          APPRECIATION           GROWTH               INDEX
                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                     -----------------   -----------------   -----------------   -----------------
                                      FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD
                                     JANUARY 4, 2000**    APRIL 7, 2000**    JANUARY 4, 2000**     MAY 3, 2000**
                                          THROUGH             THROUGH             THROUGH             THROUGH
                                     DECEMBER 31, 2000   DECEMBER 31, 2000   DECEMBER 31, 2000   DECEMBER 31, 2000
                                     -----------------   -----------------   -----------------   -----------------
From operations:
Net investment income (loss).......       $  215              $   103             $   837             $   489
Net realized loss on investments...          (23)                (115)             (1,375)                (62)
Net change in unrealized
  depreciation of investments......         (180)              (2,236)             (3,061)             (2,975)
                                          ------              -------             -------             -------
Net increase (decrease) in net
  assets resulting from
  operations.......................           12               (2,248)             (3,599)             (2,548)
                                          ------              -------             -------             -------
From unit transactions:
  Net proceeds from the issuance of
    units..........................        6,569               15,710              28,087              31,078
  Net asset value of units redeemed
    or used to meet contract
    obligations....................         (454)              (1,216)             (1,593)             (1,938)
                                          ------              -------             -------             -------
Net increase from unit
  transactions.....................        6,115               14,494              26,494              29,140
                                          ------              -------             -------             -------
Net increase in net assets.........        6,127               12,246              22,895              26,592
Net assets beginning of period.....            0                    0                   0                   0
                                          ------              -------             -------             -------
Net assets end of period*..........       $6,127              $12,246             $22,895             $26,592
                                          ======              =======             =======             =======
Unit transactions:
Units outstanding beginning of
  period...........................            0                    0                   0                   0
Units issued during the period.....          652                1,798               2,807               3,033
Units redeemed during the period...          (44)                (145)               (164)               (194)
                                          ------              -------             -------             -------
Units outstanding end of period....          608                1,653               2,643               2,839
                                          ======              =======             =======             =======
---------------
 * Includes undistributed net
   investment income (loss) of:           $  215              $   103             $   837             $   489
                                          ======              =======             =======             =======
** Commencement of operations

                                     MONY CUSTOM ESTATE MASTER
                                     --------------------

                                           DREYFUS
                                           SOCIALLY
                                         RESPONSIBLE
                                            GROWTH
                                          SUBACCOUNT
                                     --------------------
                                        FOR THE PERIOD
                                     SEPTEMBER 13, 2000**
                                           THROUGH
                                      DECEMBER 31, 2000
                                     --------------------
From operations:
Net investment income (loss).......         $   45
Net realized loss on investments...           (498)
Net change in unrealized
  depreciation of investments......           (460)
                                            ------
Net increase (decrease) in net
  assets resulting from
  operations.......................           (913)
                                            ------
From unit transactions:
  Net proceeds from the issuance of
    units..........................          7,427
  Net asset value of units redeemed
    or used to meet contract
    obligations....................           (267)
                                            ------
Net increase from unit
  transactions.....................          7,160
                                            ------
Net increase in net assets.........          6,247
Net assets beginning of period.....              0
                                            ------
Net assets end of period*..........         $6,247
                                            ======
Unit transactions:
Units outstanding beginning of
  period...........................              0
Units issued during the period.....            746
Units redeemed during the period...            (29)
                                            ------
Units outstanding end of period....            717
                                            ======
---------------
 * Includes undistributed net
   investment income (loss) of:             $   45
                                            ======
** Commencement of operations

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS:

     MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist) and Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master). These policies are issued by MONY. For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Estate Master) is presented here.

     There are twenty-five MONY Custom Estate Master Subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). Twenty-two subaccounts of the MONY Custom Estate Master commenced operations during the year ended December 31, 2000. The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investment:

     The investment in shares of each of the respective Funds' portfolio is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on identified cost basis. Dividend income and distributions of net realized gains are recorded on the ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                      MONY

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS:

     MONY is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for such purposes for all of the MONY Custom Estate Master Subaccounts for the year ended December 31, 2000 aggregated $26,241.

     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of the average daily net assets of each of the MONY Custom Estate Master subaccounts. As MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and proceeds from shares redeemed by each subaccount during the period ended December 31, 2000 were as follows:

                                                          COST OF SHARES
                                                             ACQUIRED
                                                            (EXCLUDES       PROCEEDS FROM
MONY CUSTOM ESTATE MASTER SUBACCOUNTS                     REINVESTMENTS)   SHARES REDEEMED
-------------------------------------                     --------------   ---------------
MONY Series Fund, Inc.
Money Market Portfolio..................................     $95,218           $9,658
Long Term Bond Portfolio................................       8,905              290
Enterprise Accumulation Trust
Equity Portfolio........................................      17,705            7,252
Small Company Value Portfolio...........................      23,242            7,405
Managed Portfolio.......................................       2,563              220
International Growth Portfolio..........................      14,910              704
Growth Portfolio........................................      34,869            2,904
Small Company Growth Portfolio..........................      11,855              873
Equity Income Portfolio.................................      14,497              782
Growth & Income Portfolio...............................      12,945            1,193
High Yield Portfolio....................................       9,117              291
Capital Appreciation Portfolio..........................      14,167            1,254
Multi-Cap Growth Portfolio..............................      25,985            1,624
Fidelity Variable Insurance Products Funds
VIP Growth Portfolio....................................      10,029            1,272
VIP II Contrafund Portfolio.............................      22,147            7,548
VIP III Growth Opportunities Portfolio..................       4,853              334

                                      MONY

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS: (CONTINUED)

                                                          COST OF SHARES
                                                             ACQUIRED
                                                            (EXCLUDES       PROCEEDS FROM
MONY CUSTOM ESTATE MASTER SUBACCOUNTS                     REINVESTMENTS)   SHARES REDEEMED
-------------------------------------                     --------------   ---------------
Janus Aspen Series
Aggressive Growth Portfolio.............................     $18,979           $1,682
Balanced Portfolio......................................       6,569              457
Capital Appreciation Portfolio..........................      15,710            1,229
Worldwide Growth Portfolio..............................      35,116            8,636
Dreyfus
Dreyfus Stock Index Fund................................      31,078            1,957
Dreyfus Socially Responsible Growth Fund, Inc. .........      14,493            7,334

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company and the
Contractholders of MONY Variable Account L -- MONY Custom Estate Master

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the MONY Custom Estate Master's Subaccounts of MONY Variable Account L at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of MONY Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at December 31, 2000 by correspondence with the funds' transfer agents, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 12, 2001

                                  MONY AMERICA

                               VARIABLE ACCOUNT S

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000

                                                                               MONYVESTOR
                                                    -----------------------------------------------------------------
                                                                         MONY SERIES FUND, INC.
                                                    -----------------------------------------------------------------
                                                      EQUITY       EQUITY     INTERMEDIATE                   MONEY
                                                      GROWTH       INCOME      TERM BOND     DIVERSIFIED     MARKET
                                                    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                    ----------   ----------   ------------   -----------   ----------
                      ASSETS
Shares held in respective Funds...................      5,515        7,079        3,426         11,488       60,619
                                                     ========     ========      =======       ========      =======
Investments at cost...............................   $154,013     $150,100      $35,994       $179,621      $60,619
                                                     ========     ========      =======       ========      =======
Investments in respective Funds, at net asset
  value...........................................   $193,692     $147,092      $37,586       $205,860      $60,619
                                                     --------     --------      -------       --------      -------
          Total assets............................    193,692      147,092       37,586        205,860       60,619
                                                     --------     --------      -------       --------      -------
                   LIABILITIES
Amount due to MONY America........................         63           47           13             66           20
                                                     --------     --------      -------       --------      -------
          Total Liabilities.......................         63           47           13             66           20
                                                     --------     --------      -------       --------      -------
Net assets........................................   $193,629     $147,045      $37,573       $205,794      $60,599
                                                     ========     ========      =======       ========      =======
Net assets consist of:
  Contractholders' net payments...................   $  9,522     $(19,977)     $10,055       $ 16,318      $31,872
  Undistributed net investment income.............    101,750      124,536       27,079        144,766       28,727
  Accumulated net realized gain (loss) on
     investments..................................     42,678       45,494       (1,153)        18,471            0
  Net unrealized appreciation (depreciation) of
     investments..................................     39,679       (3,008)       1,592         26,239            0
                                                     --------     --------      -------       --------      -------
Net assets........................................   $193,629     $147,045      $37,573       $205,794      $60,599
                                                     ========     ========      =======       ========      =======
Number of units outstanding*......................      2,884        2,849        1,687          4,292        3,334
                                                     --------     --------      -------       --------      -------
Net asset value per unit outstanding*.............   $  67.14     $  51.61      $ 22.28       $  47.94      $ 18.18
                                                     ========     ========      =======       ========      =======

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT S

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                      MONYVESTOR
                                           -----------------------------------------------------------------
                                                                MONY SERIES FUND, INC.
                                           -----------------------------------------------------------------
                                             EQUITY       EQUITY     INTERMEDIATE                   MONEY
                                             GROWTH       INCOME      TERM BOND     DIVERSIFIED     MARKET
                                           SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                           ----------   ----------   ------------   -----------   ----------
Dividend income..........................   $      0     $  2,360       $2,166       $    867       $3,520
Distributions from net realized gains....     46,079       19,452            0         36,334            0
Mortality and expense risk charges.......     (1,778)      (1,160)        (305)        (1,865)        (502)
                                            --------     --------       ------       --------       ------
Net investment income....................     44,301       20,652        1,861         35,336        3,018
                                            --------     --------       ------       --------       ------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
     investments.........................      2,456          518          (34)         1,401            0
  Net change in unrealized appreciation
     (depreciation) of investments.......    (66,525)     (13,937)         652        (53,113)           0
                                            --------     --------       ------       --------       ------
Net realized and unrealized gain (loss)
  on investments.........................    (64,069)     (13,419)         618        (51,712)           0
                                            --------     --------       ------       --------       ------
Net increase (decrease) in net assets
  resulting from operations..............   $(19,768)    $  7,233       $2,479       $(16,376)      $3,018
                                            ========     ========       ======       ========       ======

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT S

                       STATEMENT OF CHANGES IN NET ASSETS

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        MONYVESTOR
                                  ---------------------------------------------------------------------------------------
                                                                  MONY SERIES FUND, INC.
                                  ---------------------------------------------------------------------------------------
                                         EQUITY GROWTH                 EQUITY INCOME               INTERMEDIATE TERM
                                          SUBACCOUNT                    SUBACCOUNT                  BOND SUBACCOUNT
                                  ---------------------------   ---------------------------   ---------------------------
                                      2000           1999           2000           1999           2000           1999
                                  ------------   ------------   ------------   ------------   ------------   ------------
From operations:
Net investment income...........    $ 44,301       $ 12,460       $ 20,652       $ 23,192       $ 1,861        $ 1,388
Net realized gain (loss) on
  investments...................       2,456          1,830            518            662           (34)             1
Net change in unrealized
  appreciation (depreciation) of
  investments...................     (66,525)        43,675        (13,937)       (14,437)          652         (1,611)
                                    --------       --------       --------       --------       -------        -------
Net increase (decrease) in net
  assets resulting from
  operations....................     (19,768)        57,965          7,233          9,417         2,479           (222)
                                    --------       --------       --------       --------       -------        -------
From unit transactions:
  Net proceeds from the issuance
    of units....................         367            380            140            111           311            312
  Net asset value of units
    redeemed or used to meet
    contract obligations........      (1,860)        (1,077)        (1,112)          (687)         (873)          (503)
                                    --------       --------       --------       --------       -------        -------
Net decrease from unit
  transactions..................      (1,493)          (697)          (972)          (576)         (562)          (191)
                                    --------       --------       --------       --------       -------        -------
Net increase (decrease) in net
  assets........................     (21,261)        57,268          6,261          8,841         1,917           (413)
Net assets beginning of year....     214,890        157,622        140,784        131,943        35,656         36,069
                                    --------       --------       --------       --------       -------        -------
Net assets end of year*.........    $193,629       $214,890       $147,045       $140,784       $37,573        $35,656
                                    ========       ========       ========       ========       =======        =======
Unit Transactions:
Units outstanding beginning of
  year..........................       2,905          2,915          2,869          2,881         1,713          1,722
Units issued during the year....           7              8              3              3            15             15
Units redeemed during the
  year..........................         (28)           (18)           (23)           (15)          (41)           (24)
                                    --------       --------       --------       --------       -------        -------
Units outstanding end of year...       2,884          2,905          2,849          2,869         1,687          1,713
                                    ========       ========       ========       ========       =======        =======
---------------
* Includes undistributed net
  investment income of:             $101,750       $ 57,449       $124,536       $103,884       $27,079        $25,218
                                    ========       ========       ========       ========       =======        =======

                                                         MONYVESTOR
                                  ---------------------------------------------------------
                                                   MONY SERIES FUND, INC.
                                  ---------------------------------------------------------
                                          DIVERSIFIED                  MONEY MARKET
                                          SUBACCOUNT                    SUBACCOUNT
                                  ---------------------------   ---------------------------
                                      2000           1999           2000           1999
                                  ------------   ------------   ------------   ------------
From operations:
Net investment income...........    $ 35,336       $ 21,540       $ 3,018        $ 2,282
Net realized gain (loss) on
  investments...................       1,401          1,518             0              0
Net change in unrealized
  appreciation (depreciation) of
  investments...................     (53,113)        28,033             0             0_
                                    --------       --------       -------        -------
Net increase (decrease) in net
  assets resulting from
  operations....................     (16,376)        51,091         3,018          2,282
                                    --------       --------       -------        -------
From unit transactions:
  Net proceeds from the issuance
    of units....................         467            240           156            155
  Net asset value of units
    redeemed or used to meet
    contract obligations........      (1,850)        (1,797)         (405)          (223)
                                    --------       --------       -------        -------
Net decrease from unit
  transactions..................      (1,383)        (1,557)         (249)           (68)
                                    --------       --------       -------        -------
Net increase (decrease) in net
  assets........................     (17,759)        49,534         2,769          2,214
Net assets beginning of year....     223,553        174,019        57,830         55,616
                                    --------       --------       -------        -------
Net assets end of year*.........    $205,794       $223,553       $60,599        $57,830
                                    ========       ========       =======        =======
Unit Transactions:
Units outstanding beginning of
  year..........................       4,320          4,353         3,348          3,352
Units issued during the year....           9             10             9              9
Units redeemed during the
  year..........................         (37)           (43)          (23)           (13)
                                    --------       --------       -------        -------
Units outstanding end of year...       4,292          4,320         3,334          3,348
                                    ========       ========       =======        =======
---------------
* Includes undistributed net
  investment income of:             $144,766       $109,430       $28,727        $25,709
                                    ========       ========       =======        =======

                        See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT S

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account S (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used only to support Variable Life Insurance with Additional Premium Option policies (MONYVestor). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").

     There are currently six MONYVestor subaccounts available within the Variable Account. One of the subaccounts has no assets and each of the remaining five subaccounts invest only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"). The Fund is registered under the 1940 Act as an open end, diversified, management investment company and is affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Fund are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of each of the respective portfolios of the Fund is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Fund. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Fund are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the Portfolios of the Fund determined on the identified cost basis. Dividend income and distributions of net realized gains from the Portfolios of the Fund are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Fund. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Fund.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

                                  MONY AMERICA

                               VARIABLE ACCOUNT S

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS (CONTINUED)
     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for any premium taxes.

     The cost of insurance, administration charges, and, if applicable, deferred premium taxes are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for such purposes from all MONYVestor subaccounts for the year ended December 31, 2000 aggregated $6,052.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.85% of the average daily net assets of each of the respective subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

4. INVESTMENT TRANSACTIONS

     Cost of shares acquired and the proceeds from redemption of shares for each subaccount during the year ended December 31, 2000 were as follows:

                                                           COST OF SHARES
                                                              ACQUIRED
                                                             (EXCLUDES       PROCEEDS FROM
MONYVESTOR SUBACCOUNTS                                     REINVESTMENTS)   SHARES REDEEMED
----------------------                                     --------------   ---------------
MONY Series Fund, Inc.:
Equity Growth Portfolio..................................       $467            $3,754
Equity Income Portfolio..................................        156             2,293
Intermediate Term Bond Portfolio.........................        311             1,179
Diversified Portfolio....................................        467             3,730
Money Market Portfolio...................................        155               908

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account S -- MONYVestor

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the MONYVestor's Subaccounts of MONY America Variable Account S at December 31, 2000, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with the fund's transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 12, 2001

                                      MONY

                               VARIABLE ACCOUNT S

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000

                                                                     MONYVESTOR
                                                              ------------------------
                                                               MONY SERIES FUND, INC.
                                                              ------------------------
                                                                EQUITY
                                                                INCOME     DIVERSIFIED
                                                              SUBACCOUNT   SUBACCOUNT
                                                              ----------   -----------
                           ASSETS
Shares held in respective Funds.............................     3,555          6,887
                                                               =======      =========
Investments at cost.........................................   $65,439      $ 109,948
                                                               =======      =========
Investments in respective Funds, at net asset value.........   $73,872      $ 123,419
                                                               -------      ---------
          Total assets......................................    73,872        123,419
                                                               -------      ---------
                        LIABILITIES
Amount due to MONY..........................................        23             40
                                                               -------      ---------
Net assets..................................................   $73,849      $ 123,379
                                                               =======      =========
Net assets consist of:
  Contractholders' net payments.............................   $14,288      $(209,078)
  Undistributed net investment income.......................    47,503        204,013
  Accumulated net realized gain on investments..............     3,625        114,973
  Net unrealized appreciation of investments................     8,433         13,471
                                                               -------      ---------
Net assets..................................................   $73,849      $ 123,379
                                                               =======      =========
Number of units outstanding*................................     1,515          2,753
                                                               -------      ---------
Net asset value per unit outstanding*.......................   $ 48.74      $   44.82
                                                               =======      =========
---------------
* Units outstanding have been rounded for presentation
  purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT S

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                     MONYVESTOR
                                                              ------------------------
                                                               MONY SERIES FUND, INC.
                                                              ------------------------
                                                                EQUITY
                                                                INCOME     DIVERSIFIED
                                                              SUBACCOUNT   SUBACCOUNT
                                                              ----------   -----------
Dividend income.............................................   $ 1,182      $    519
Distributions from net realized gains.......................     9,743        21,734
Mortality and expense risk charges..........................      (578)       (1,110)
                                                               -------      --------
Net investment income.......................................    10,347        21,143
                                                               -------      --------
Realized and unrealized gain (loss) on investments:
  Net realized gain on investments..........................       207           489
  Net change in unrealized depreciation of investments......    (6,907)      (31,433)
                                                               -------      --------
Net realized and unrealized loss on investments.............    (6,700)      (30,944)
                                                               -------      --------
Net increase (decrease) in net assets resulting from
  operations................................................   $ 3,647      $ (9,801)
                                                               =======      ========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT S

                       STATEMENT OF CHANGES IN NET ASSETS

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        MONYVESTOR
                                                          ---------------------------------------
                                                                  MONY SERIES FUND, INC.
                                                          ---------------------------------------
                                                            EQUITY INCOME         DIVERSIFIED
                                                             SUBACCOUNT           SUBACCOUNT
                                                          -----------------   -------------------
                                                           2000      1999       2000       1999
                                                          -------   -------   --------   --------
From operations:
  Net investment income.................................  $10,347   $11,591   $ 21,143   $ 12,820
  Net realized gain on investments......................      207       380        489        612
  Net change in unrealized appreciation (depreciation)
     of investments.....................................   (6,907)   (7,277)   (31,433)    17,031
                                                          -------   -------   --------   --------
Net increase (decrease) in net assets resulting from
  operations............................................    3,647     4,694     (9,801)    30,463
                                                          -------   -------   --------   --------
From unit transactions:
Net asset value of units redeemed or used to meet
  contract obligations..................................      (93)     (322)      (361)      (585)
                                                          -------   -------   --------   --------
Net decrease from unit transactions.....................      (93)     (322)      (361)      (585)
                                                          -------   -------   --------   --------
Net increase (decrease) in net assets...................    3,554     4,372    (10,162)    29,878
Net assets beginning of year............................   70,295    65,923    133,541    103,663
                                                          -------   -------   --------   --------
Net assets end of year*.................................  $73,849   $70,295   $123,379   $133,541
                                                          =======   =======   ========   ========
Unit transactions:
Units outstanding beginning of year.....................    1,517     1,525      2,761      2,774
Units redeemed during the year..........................       (2)       (8)        (8)       (13)
                                                          -------   -------   --------   --------
Units outstanding end of year...........................    1,515     1,517      2,753      2,761
                                                          =======   =======   ========   ========
---------------
* Includes undistributed net investment income of:        $47,503   $37,156   $204,013   $182,870
                                                          =======   =======   ========   ========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT S

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY Variable Account S (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Variable Life Insurance with Additional Premium Option policies (MONYVestor). These policies are issued by MONY.

     There are currently six MONYVestor subaccounts available within the Variable Account. Four of the subaccounts have no assets and the remaining two invest only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"). The Fund is registered under the 1940 Act as an open end, diversified, management investment company and is affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Fund are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of each of the respective portfolios of the Fund is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Fund.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Fund are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the portfolios of the Fund determined on the identified cost basis. Dividend income and distributions of net realized gains from the portfolios of the Fund are recorded on the ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Fund. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Fund.

  Taxes:

     MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY is the legal owner of the assets of the Variable Account.

     Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for any premium taxes.

                                      MONY

                               VARIABLE ACCOUNT S

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS (CONTINUED)
     The cost of insurance, administration charges, and, if applicable, deferred premium taxes are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for such purposes from all MONYVestor subaccounts for the year ended December 31, 2000 aggregated $455.

     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.85% of the average daily net assets of the respective subaccounts. As MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY, acts as the investment adviser to the Fund, it receives amounts paid by the Fund for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and proceeds from shares redeemed by each subaccount during the year ended December 31, 2000 were as follows:

                                                              COST OF SHARES
                                                                 ACQUIRED
                                                                 (EXCLUDES        PROCEEDS FROM
MONYVESTOR SUBACCOUNTS                                        REINVESTMENTS)     SHARES REDEEMED
----------------------                                        ---------------    ---------------
MONY Series Fund, Inc.:
Equity Income Portfolio.....................................        $0               $  674
Diversified Portfolio.......................................         0                1,480

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company and the
Contractholders of MONY Variable Account S -- MONYVestor

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the MONYVestor's Subaccounts of MONY Variable Account S at December 31, 2000, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of MONY Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with the fund's transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 12, 2001

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000

                                                                              MONYMASTER
                                           ---------------------------------------------------------------------------------
                                                                        MONY SERIES FUND, INC.
                                           ---------------------------------------------------------------------------------
                                             EQUITY        EQUITY     INTERMEDIATE    LONG TERM                     MONEY
                                             GROWTH        INCOME      TERM BOND        BOND       DIVERSIFIED     MARKET
                                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                           -----------   ----------   ------------   -----------   -----------   -----------
                 ASSETS
Shares held in respective Funds..........       22,971       38,242     2,134,699      2,799,675        58,337    96,518,930
                                           ===========   ==========   ===========    ===========   ===========   ===========
Investments at cost......................  $   939,074   $  908,005   $23,484,911    $37,131,330   $ 1,131,550   $96,518,930
                                           ===========   ==========   ===========    ===========   ===========   ===========
Investments in respective Funds, at net
  asset value............................  $   806,746   $  794,679   $23,417,646    $37,151,690   $ 1,045,390   $96,518,930
Amount due from MONY America.............            0            0             0            244             0           401
Amount due from respective Funds.........            0            0         8,292         30,800             0        14,879
                                           -----------   ----------   -----------    -----------   -----------   -----------
         Total assets....................      806,746      794,679    23,425,938     37,182,734     1,045,390    96,534,210
                                           -----------   ----------   -----------    -----------   -----------   -----------
               LIABILITIES
Amount due to MONY America...............          382          372        19,558         48,722           498        61,214
Amount due to respective Funds...........            0            0             0            244             0           401
                                           -----------   ----------   -----------    -----------   -----------   -----------
         Total liabilities...............          382          372        19,558         48,966           498        61,615
                                           -----------   ----------   -----------    -----------   -----------   -----------
Net assets...............................  $   806,364   $  794,307   $23,406,380    $37,133,768   $ 1,044,892   $96,472,595
                                           ===========   ==========   ===========    ===========   ===========   ===========
Net assets consist of:
  Contractholders' net payments..........  $(1,077,877)  $ (841,653)  $12,205,165    $15,605,307   $(1,269,402)  $58,398,451
  Undistributed net investment income....      753,056    1,029,936    10,631,906     20,524,707     1,452,375    38,074,144
  Accumulated net realized gain on
    investments..........................    1,263,513      719,350       636,574        983,394       948,079             0
  Net unrealized appreciation
    (depreciation) of investments........     (132,328)    (113,326)      (67,265)        20,360       (86,160)            0
                                           -----------   ----------   -----------    -----------   -----------   -----------
Net assets...............................  $   806,364   $  794,307   $23,406,380    $37,133,768   $ 1,044,892   $96,472,595
                                           ===========   ==========   ===========    ===========   ===========   ===========
Number of units outstanding*.............       13,226       16,657     1,131,476      1,436,552        23,813     5,634,325
                                           -----------   ----------   -----------    -----------   -----------   -----------
Net asset value per unit outstanding*....  $     60.97   $    47.68   $     20.69    $     25.85   $     43.88   $     17.12
                                           ===========   ==========   ===========    ===========   ===========   ===========

                                           MONYMASTER    VALUEMASTER
                                           -----------   -----------
                                            MONY SERIES FUND, INC.
                                           -------------------------
                                           GOVERNMENT       MONEY
                                           SECURITIES      MARKET
                                           SUBACCOUNT    SUBACCOUNT
                                           -----------   -----------
                 ASSETS
Shares held in respective Funds..........    1,708,720     800,078
                                           ===========    ========
Investments at cost......................  $18,704,223    $800,078
                                           ===========    ========
Investments in respective Funds, at net
  asset value............................  $19,291,452    $800,078
Amount due from MONY America.............           13           0
Amount due from respective Funds.........        8,818           2
                                           -----------    --------
         Total assets....................   19,300,283     800,080
                                           -----------    --------
               LIABILITIES
Amount due to MONY America...............       18,304         391
Amount due to respective Funds...........           13           0
                                           -----------    --------
         Total liabilities...............       18,317         391
                                           -----------    --------
Net assets...............................  $19,281,966    $799,689
                                           ===========    ========
Net assets consist of:
  Contractholders' net payments..........  $14,693,951    $257,116
  Undistributed net investment income....    3,112,969     542,573
  Accumulated net realized gain on
    investments..........................      887,817           0
  Net unrealized appreciation
    (depreciation) of investments........      587,229           0
                                           -----------    --------
Net assets...............................  $19,281,966    $799,689
                                           ===========    ========
Number of units outstanding*.............    1,423,653      51,138
                                           -----------    --------
Net asset value per unit outstanding*....  $     13.54    $  15.64
                                           ===========    ========

---------------

* Units outstanding have been rounded for presentation purposes.
                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 2000

                                                                      VALUEMASTER
                                                -------------------------------------------------------
                                                                OCC ACCUMULATION TRUST
                                                -------------------------------------------------------
                                                US GOVERNMENT
                                                   INCOME         EQUITY      SMALL CAP      MANAGED
                                                 SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                -------------   -----------   ----------   ------------
                    ASSETS
Shares held in respective Funds...............       61,207          39,147       35,517        360,663
                                                 ==========     ===========   ==========   ============
Investments at cost...........................   $  647,765     $ 1,347,699   $  809,131   $ 14,490,302
                                                 ==========     ===========   ==========   ============
Investments in respective Funds, at net asset
  value.......................................   $  642,678     $ 1,412,814   $1,145,411   $ 15,580,652
Amount due from respective Funds..............            0               0            0             28
                                                 ----------     -----------   ----------   ------------
          Total assets........................      642,678       1,412,814    1,145,411     15,580,680
                                                 ----------     -----------   ----------   ------------
                 LIABILITIES
Amount due to MONY America....................          308             664          537          7,350
                                                 ----------     -----------   ----------   ------------
          Total liabilities...................          308             664          537          7,350
                                                 ----------     -----------   ----------   ------------
Net Assets....................................   $  642,370     $ 1,412,150   $1,144,874   $ 15,573,330
                                                 ==========     ===========   ==========   ============
Net assets consist of:
  Contractholders' net payments...............   $ (818,770)    $(1,073,066)  $ (423,977)  $(20,205,846)
  Undistributed net investment income.........    1,408,281         481,363      271,001      5,653,213
  Accumulated net realized gain on
     investments..............................       57,946       1,938,738      961,570     29,035,613
  Net unrealized appreciation (depreciation)
     of investments...........................       (5,087)         65,115      336,280      1,090,350
                                                 ----------     -----------   ----------   ------------
Net assets....................................   $  642,370     $ 1,412,150   $1,144,874   $ 15,573,330
                                                 ==========     ===========   ==========   ============
Number of units outstanding*..................       33,160          28,360       26,606        256,327
                                                 ----------     -----------   ----------   ------------
Net asset value per unit outstanding*.........   $    19.37     $     49.79   $    43.03   $      60.76
                                                 ==========     ===========   ==========   ============

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 2000

                                                                  MONYMASTER
                                  ---------------------------------------------------------------------------
                                                         ENTERPRISE ACCUMULATION TRUST
                                  ---------------------------------------------------------------------------
                                                 SMALL COMPANY                    INTERNATIONAL   HIGH YIELD
                                     EQUITY          VALUE          MANAGED          GROWTH          BOND
                                   SUBACCOUNT     SUBACCOUNT       SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                  ------------   -------------   --------------   -------------   -----------
             ASSETS
Shares held in respective
  Funds.........................     9,586,988      7,492,430        41,345,716      6,444,317      6,752,258
                                  ============   ============    ==============    ===========    ===========
Investments at cost.............  $349,242,554   $211,158,073    $1,330,153,727    $53,006,063    $35,089,726
                                  ============   ============    ==============    ===========    ===========
Investments in respective Funds,
  at net asset value............  $267,668,701   $196,226,754    $1,000,152,864    $44,723,563    $30,250,114
Amount due from MONY America....        11,391          1,634            14,974            972            153
Amount due from respective
  Funds.........................        66,279         56,648           548,352         18,325         25,077
                                  ------------   ------------    --------------    -----------    -----------
          Total assets..........   267,746,371    196,285,036     1,000,716,190     44,742,860     30,275,344
                                  ------------   ------------    --------------    -----------    -----------
          LIABILITIES
Amount due to MONY America......       193,925        148,284         1,020,834         39,357         39,703
Amount due to respective
  Funds.........................        11,391          1,634            14,974            972            153
                                  ------------   ------------    --------------    -----------    -----------
          Total liabilities.....       205,316        149,918         1,035,808         40,329         39,856
                                  ------------   ------------    --------------    -----------    -----------
Net assets......................  $267,541,055   $196,135,118    $  999,680,382    $44,702,531    $30,235,488
                                  ============   ============    ==============    ===========    ===========
Net assets consist of:
  Contractholders' net
     payments...................  $ 21,996,089   $(14,702,512)   $ (314,058,786)   $18,747,540    $20,055,493
  Undistributed net investment
     income.....................   150,870,467    113,503,690       992,307,315      9,678,214     21,864,738
  Accumulated net realized gain
     (loss) on investments......   176,248,352    112,265,259       651,432,716     24,559,277     (6,845,131)
  Net unrealized depreciation of
     investments................   (81,573,853)   (14,931,319)     (330,000,863)    (8,282,500)    (4,839,612)
                                  ------------   ------------    --------------    -----------    -----------
Net assets......................  $267,541,055   $196,135,118    $  999,680,382    $44,702,531    $30,235,488
                                  ============   ============    ==============    ===========    ===========
Number of units outstanding*....     5,595,324      3,867,795        16,443,234      2,646,801      2,074,927
                                  ------------   ------------    --------------    -----------    -----------
Net asset value per unit
  outstanding*..................  $      47.82   $      50.71    $        60.80    $     16.89    $     14.57
                                  ============   ============    ==============    ===========    ===========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                             MONYMASTER
                                    ---------------------------------------------------------------------------------------------
                                                                       MONY SERIES FUND, INC.
                                    ---------------------------------------------------------------------------------------------
                                      EQUITY       EQUITY     INTERMEDIATE    LONG TERM                     MONEY      GOVERNMENT
                                      GROWTH       INCOME      TERM BOND        BOND       DIVERSIFIED     MARKET      SECURITIES
                                    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                    ----------   ----------   ------------   -----------   -----------   -----------   ----------
Dividend income...................  $       0    $  15,583     $1,840,012    $ 3,329,261    $   5,586    $ 7,413,784   $1,551,574
Distribution from net realized
  gains...........................    205,390      128,467              0              0      233,979              0          410
Mortality and expense risk
  charges.........................    (12,228)     (10,401)      (339,266)      (530,467)     (17,503)    (1,569,577)    (296,986)
                                    ---------    ---------     ----------    -----------    ---------    -----------   ----------
Net investment income.............    193,162      133,649      1,500,746      2,798,794      222,062      5,844,207    1,254,998
                                    ---------    ---------     ----------    -----------    ---------    -----------   ----------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
     investments..................    108,853       (9,933)      (612,094)    (3,554,370)      34,817              0     (577,644)
  Net change in unrealized
     appreciation (depreciation)
     of investments...............   (392,959)     (97,162)       698,015      6,281,120     (363,646)             0    1,071,807
                                    ---------    ---------     ----------    -----------    ---------    -----------   ----------
Net realized and unrealized gain
  (loss) on investments...........   (284,106)    (107,095)        85,921      2,726,750     (328,829)             0      494,163
                                    ---------    ---------     ----------    -----------    ---------    -----------   ----------
Net increase (decrease) in net
  assets resulting from
  operations......................  $ (90,944)   $  26,554     $1,586,667    $ 5,525,544    $(106,767)   $ 5,844,207   $1,749,161
                                    =========    =========     ==========    ===========    =========    ===========   ==========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENT OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                              VALUEMASTER
                                   ------------------------------------------------------------------
                                                         OCC ACCUMULATION TRUST
                                   ------------------------------------------------------------------
                                     MONEY      US GOVERNMENT
                                     MARKET        INCOME         EQUITY     SMALL CAP      MANAGED
                                   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                   ----------   -------------   ----------   ----------   -----------
Dividend income..................   $ 72,477      $ 31,558       $ 11,645     $  9,210    $   286,199
Distribution from net realized
  gains..........................          0             0        150,421            0      1,598,106
Mortality and expense risk
  charges........................    (15,363)       (7,803)       (17,457)     (16,286)      (221,098)
                                    --------      --------       --------     --------    -----------
Net investment income (loss).....     57,114        23,755        144,609       (7,076)     1,663,207
                                    --------      --------       --------     --------    -----------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
     investments.................          0       (14,892)        32,616       62,201      1,957,435
  Net change in unrealized
     appreciation (depreciation)
     of investments..............          0        44,306        (79,230)     349,504     (2,667,995)
                                    --------      --------       --------     --------    -----------
Net realized and unrealized gain
  (loss) on investments..........          0        29,414        (46,614)     411,705       (710,560)
                                    --------      --------       --------     --------    -----------
Net increase in net assets
  resulting from operations......   $ 57,114      $ 53,169       $ 97,995     $404,629    $   952,647
                                    ========      ========       ========     ========    ===========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENT OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                             MONYMASTER
                             ---------------------------------------------------------------------------
                                                    ENTERPRISE ACCUMULATION TRUST
                             ---------------------------------------------------------------------------
                                             SMALL COMPANY                   INTERNATIONAL   HIGH YIELD
                                EQUITY           VALUE          MANAGED         GROWTH          BOND
                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                             -------------   -------------   -------------   -------------   -----------
Dividend income............  $   2,306,404   $    313,276    $  22,563,580   $    101,411    $ 3,884,444
Distribution from net
  realized gains...........     83,094,878     40,205,226      349,767,963      4,933,913              0
Mortality and expense risk
  charges..................     (4,615,102)    (3,016,363)     (15,554,951)      (769,683)      (508,201)
                             -------------   ------------    -------------   ------------    -----------
Net investment income......     80,786,180     37,502,139      356,776,592      4,265,641      3,376,243
                             -------------   ------------    -------------   ------------    -----------
Realized and unrealized
  gain (loss) on
  investments:
  Net realized gain (loss)
     on investments........     21,329,964     13,553,564     (207,007,487)    11,152,386     (4,303,732)
  Net change in unrealized
     depreciation of
     investments...........   (108,335,041)   (49,174,039)    (167,620,917)   (28,616,183)      (533,519)
                             -------------   ------------    -------------   ------------    -----------
Net realized and unrealized
  loss on investments......    (87,005,077)   (35,620,475)    (374,628,404)   (17,463,797)    (4,837,251)
                             -------------   ------------    -------------   ------------    -----------
Net increase (decrease) in
  net assets resulting from
  operations...............  $  (6,218,897)  $  1,881,664    $ (17,851,812)  $(13,198,156)   $(1,461,008)
                             =============   ============    =============   ============    ===========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                       STATEMENT OF CHANGES IN NET ASSETS

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                    MONYMASTER
                                                  -------------------------------------------------------------------------------
                                                                              MONY SERIES FUND, INC.
                                                  -------------------------------------------------------------------------------
                                                       EQUITY GROWTH             EQUITY INCOME          INTERMEDIATE TERM BOND
                                                        SUBACCOUNT                SUBACCOUNT                  SUBACCOUNT
                                                  -----------------------   -----------------------   ---------------------------
                                                     2000         1999         2000         1999          2000           1999
                                                  ----------   ----------   ----------   ----------   ------------   ------------
From operations:
  Net investment income.........................  $  193,162   $  106,241   $  133,649   $  190,522   $  1,500,746   $  1,624,855
  Net realized gain (loss) on investments.......     108,853      547,933       (9,933)     201,622       (612,094)       520,414
  Net change in unrealized appreciation
    (depreciation) of investments...............    (392,959)    (220,215)     (97,162)    (309,904)       698,015     (2,618,836)
                                                  ----------   ----------   ----------   ----------   ------------   ------------
Net increase (decrease) in net assets resulting
  from operations...............................     (90,944)     433,959       26,554       82,240      1,586,667       (473,567)
                                                  ----------   ----------   ----------   ----------   ------------   ------------
From unit transactions:
  Net proceeds from the issuance of units.......      55,804      113,679        6,051       23,855      1,181,734      6,953,515
  Net asset value of units redeemed or used to
    meet contract obligations...................    (391,473)    (890,715)    (279,056)    (349,667)   (14,031,293)   (19,132,505)
                                                  ----------   ----------   ----------   ----------   ------------   ------------
Net decrease from unit transactions.............    (335,669)    (777,036)    (273,005)    (325,812)   (12,849,559)   (12,178,990)
                                                  ----------   ----------   ----------   ----------   ------------   ------------
Net decrease in net assets......................    (426,613)    (343,077)    (246,451)    (243,572)   (11,262,892)   (12,652,557)
Net assets beginning of year....................   1,232,977    1,576,054    1,040,758    1,284,330     34,669,272     47,321,829
                                                  ----------   ----------   ----------   ----------   ------------   ------------
Net assets end of year*.........................  $  806,364   $1,232,977   $  794,307   $1,040,758   $ 23,406,380   $ 34,669,272
                                                  ==========   ==========   ==========   ==========   ============   ============
Unit transactions:
Units outstanding beginning of year.............      18,277       31,847       22,870       30,115      1,787,011      2,414,529
Units issued during the year....................         815        1,784          135          425         56,328        357,020
Units redeemed during the year..................      (5,866)     (15,354)      (6,348)      (7,670)      (711,863)      (984,538)
                                                  ----------   ----------   ----------   ----------   ------------   ------------
Units outstanding end of year...................      13,226       18,277       16,657       22,870      1,131,476      1,787,011
                                                  ==========   ==========   ==========   ==========   ============   ============
---------------
* Includes undistributed net investment income
  of:                                             $  753,056   $  559,894   $1,029,936   $  896,287   $ 10,631,906   $  9,131,160
                                                  ==========   ==========   ==========   ==========   ============   ============

                                                          MONYMASTER
                                                  ---------------------------
                                                    MONY SERIES FUND, INC.
                                                  ---------------------------
                                                        LONG TERM BOND
                                                          SUBACCOUNT
                                                  ---------------------------
                                                      2000           1999
                                                  ------------   ------------
From operations:
  Net investment income.........................  $  2,798,794   $  4,067,089
  Net realized gain (loss) on investments.......    (3,554,370)       270,896
  Net change in unrealized appreciation
    (depreciation) of investments...............     6,281,120    (12,003,509)
                                                  ------------   ------------
Net increase (decrease) in net assets resulting
  from operations...............................     5,525,544     (7,665,524)
                                                  ------------   ------------
From unit transactions:
  Net proceeds from the issuance of units.......     1,965,379     13,318,859
  Net asset value of units redeemed or used to
    meet contract obligations...................   (24,765,940)   (50,488,659)
                                                  ------------   ------------
Net decrease from unit transactions.............   (22,800,561)   (37,169,800)
                                                  ------------   ------------
Net decrease in net assets......................   (17,275,017)   (44,835,324)
Net assets beginning of year....................    54,408,785     99,244,109
                                                  ------------   ------------
Net assets end of year*.........................  $ 37,133,768   $ 54,408,785
                                                  ============   ============
Unit transactions:
Units outstanding beginning of year.............     2,404,096      4,000,596
Units issued during the year....................        75,820        552,831
Units redeemed during the year..................    (1,043,364)    (2,149,331)
                                                  ------------   ------------
Units outstanding end of year...................     1,436,552      2,404,096
                                                  ============   ============
---------------
* Includes undistributed net investment income
  of:                                             $ 20,524,707   $ 17,725,913
                                                  ============   ============

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             MONYMASTER
                                               ----------------------------------------------------------------------
                                                                       MONY SERIES FUND, INC.
                                               ----------------------------------------------------------------------
                                                                                                          GOVERNMENT
                                                     DIVERSIFIED                 MONEY MARKET             SECURITIES
                                                     SUBACCOUNT                   SUBACCOUNT              SUBACCOUNT
                                               -----------------------   -----------------------------   ------------
                                                  2000         1999          2000            1999            2000
                                               ----------   ----------   -------------   -------------   ------------
From operations:
  Net investment income......................  $  222,062   $  177,126   $   5,844,207   $   7,908,982   $  1,254,998
  Net realized gain (loss) on investments....      34,817      238,935               0               0       (577,644)
  Net change in unrealized appreciation
    (depreciation) of investments............    (363,646)     (18,426)              0               0      1,071,807
                                               ----------   ----------   -------------   -------------   ------------
Net increase (decrease) in net assets
  resulting from operations..................    (106,767)     397,635       5,844,207       7,908,982      1,749,161
                                               ----------   ----------   -------------   -------------   ------------
From unit transactions:
  Net proceeds from the issuance of units....      22,224       39,174      81,647,170     257,074,463      1,471,783
  Net asset value of units redeemed or used
    to meet contract obligations.............    (355,551)    (522,189)   (179,100,950)   (364,870,852)   (16,076,591)
                                               ----------   ----------   -------------   -------------   ------------
Net decrease from unit transactions..........    (333,327)    (483,015)    (97,453,780)   (107,796,389)   (14,604,808)
                                               ----------   ----------   -------------   -------------   ------------
Net decrease in net assets...................    (440,094)     (85,380)    (91,609,573)    (99,887,407)   (12,855,647)
Net assets beginning of year.................   1,484,986    1,570,366     188,082,168     287,969,575     32,137,613
                                               ----------   ----------   -------------   -------------   ------------
Net assets end of year*......................  $1,044,892   $1,484,986   $  96,472,595   $ 188,082,168   $ 19,281,966
                                               ==========   ==========   =============   =============   ============
Unit transactions:
Units outstanding beginning of year..........      31,223       42,575      11,514,180      18,280,159      2,571,506
Units issued during the year.................         473          738       4,831,032      16,060,294        108,792
Units redeemed during the year...............      (7,883)     (12,090)    (10,710,887)    (22,826,273)    (1,256,645)
                                               ----------   ----------   -------------   -------------   ------------
Units outstanding end of year................      23,813       31,223       5,634,325      11,514,180      1,423,653
                                               ==========   ==========   =============   =============   ============
---------------
* Includes undistributed net investment
  income of:                                   $1,452,375   $1,230,313   $  38,074,144   $  32,229,937   $  3,112,969
                                               ==========   ==========   =============   =============   ============

                                                MONYMASTER          VALUEMASTER
                                               ------------   ------------------------
                                                       MONY SERIES FUND, INC.
                                               ---------------------------------------
                                                GOVERNMENT             MONEY
                                                SECURITIES             MARKET
                                                SUBACCOUNT           SUBACCOUNT
                                               ------------   ------------------------
                                                   1999          2000         1999
                                               ------------   ----------   -----------
From operations:
  Net investment income......................  $    855,964   $   57,114   $    81,274
  Net realized gain (loss) on investments....       413,946            0             0
  Net change in unrealized appreciation
    (depreciation) of investments............    (1,567,230)           0             0
                                               ------------   ----------   -----------
Net increase (decrease) in net assets
  resulting from operations..................      (297,320)      57,114        81,274
                                               ------------   ----------   -----------
From unit transactions:
  Net proceeds from the issuance of units....    13,125,878      898,061     1,362,402
  Net asset value of units redeemed or used
    to meet contract obligations.............   (25,844,182)  (1,521,347)   (2,037,957)
                                               ------------   ----------   -----------
Net decrease from unit transactions..........   (12,718,304)    (623,286)     (675,555)
                                               ------------   ----------   -----------
Net decrease in net assets...................   (13,015,624)    (566,172)     (594,281)
Net assets beginning of year.................    45,153,237    1,365,861     1,960,142
                                               ------------   ----------   -----------
Net assets end of year*......................  $ 32,137,613   $  799,689   $ 1,365,861
                                               ============   ==========   ===========
Unit transactions:
Units outstanding beginning of year..........     3,591,602       91,553       136,239
Units issued during the year.................     1,047,600       59,840        93,939
Units redeemed during the year...............    (2,067,696)    (100,255)     (138,625)
                                               ------------   ----------   -----------
Units outstanding end of year................     2,571,506       51,138        91,553
                                               ============   ==========   ===========
---------------
* Includes undistributed net investment
  income of:                                   $  1,857,971   $  542,573   $   485,459
                                               ============   ==========   ===========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         VALUEMASTER
                                      ----------------------------------------------------------------------------------
                                                                    OCC ACCUMULATION TRUST
                                      ----------------------------------------------------------------------------------
                                           US GOVERNMENT                   EQUITY                      SMALL CAP
                                         INCOME SUBACCOUNT               SUBACCOUNT                   SUBACCOUNT
                                      ------------------------    -------------------------    -------------------------
                                         2000          1999          2000          1999           2000           1999
                                      ----------    ----------    ----------    -----------    -----------    ----------
From operations:
  Net investment income (loss)......  $   23,755    $   30,198    $  144,609    $   109,772    $    (7,076)   $  (14,155)
  Net realized gain (loss) on
    investments.....................     (14,892)      (16,280)       32,616        773,134         62,201       155,055
  Net change in unrealized
    appreciation (depreciation) of
    investments.....................      44,306       (39,941)      (79,230)      (815,026)       349,504      (244,817)
                                      ----------    ----------    ----------    -----------    -----------    ----------
Net increase (decrease) in net
  assets resulting from
  operations........................      53,169       (26,023)       97,995         67,880        404,629      (103,917)
                                      ----------    ----------    ----------    -----------    -----------    ----------
From unit transactions:
  Net proceeds from the issuance
    of units........................      25,135       199,355       444,318        606,029        231,113       105,807
  Net asset value of units redeemed
    or used to meet contract
    obligations.....................    (183,798)     (401,861)     (816,352)    (1,481,168)    (1,446,556)     (792,055)
                                      ----------    ----------    ----------    -----------    -----------    ----------
Net decrease from unit
  transactions......................    (158,663)     (202,506)     (372,034)      (875,139)    (1,215,443)     (686,248)
                                      ----------    ----------    ----------    -----------    -----------    ----------
Net decrease in net assets..........    (105,494)     (228,529)     (274,039)      (807,259)      (810,814)     (790,165)
Net assets beginning of year........     747,864       976,393     1,686,189      2,493,448      1,955,688     2,745,853
                                      ----------    ----------    ----------    -----------    -----------    ----------
Net assets end of year*.............  $  642,370    $  747,864    $1,412,150    $ 1,686,189    $ 1,144,874    $1,955,688
                                      ==========    ==========    ==========    ===========    ===========    ==========
Unit transactions:
Units outstanding beginning of
  year..............................      42,106        53,421        36,767         55,058         64,751        88,120
Units issued during the year........       1,385        11,079        10,494         13,204          6,775         3,562
Units redeemed during the year......     (10,331)      (22,394)      (18,901)       (31,495)       (44,920)      (26,931)
                                      ----------    ----------    ----------    -----------    -----------    ----------
Units outstanding end of year.......      33,160        42,106        28,360         36,767         26,606        64,751
                                      ==========    ==========    ==========    ===========    ===========    ==========
---------------
* Includes undistributed net
  investment income of:               $1,408,281    $1,384,526    $  481,363    $   336,754    $   271,001    $  278,077
                                      ==========    ==========    ==========    ===========    ===========    ==========

                                              VALUEMASTER
                                      ---------------------------
                                        OCC ACCUMULATION TRUST
                                      ---------------------------
                                                MANAGED
                                              SUBACCOUNT
                                      ---------------------------
                                         2000            1999
                                      -----------    ------------
From operations:
  Net investment income (loss)......  $ 1,663,207    $  1,368,116
  Net realized gain (loss) on
    investments.....................    1,957,435       7,422,893
  Net change in unrealized
    appreciation (depreciation) of
    investments.....................   (2,667,995)     (7,399,886)
                                      -----------    ------------
Net increase (decrease) in net
  assets resulting from
  operations........................      952,647       1,391,123
                                      -----------    ------------
From unit transactions:
  Net proceeds from the issuance
    of units........................      165,264         416,811
  Net asset value of units redeemed
    or used to meet contract
    obligations.....................   (9,659,904)    (14,753,151)
                                      -----------    ------------
Net decrease from unit
  transactions......................   (9,494,640)    (14,336,340)
                                      -----------    ------------
Net decrease in net assets..........   (8,541,993)    (12,945,217)
Net assets beginning of year........   24,115,323      37,060,540
                                      -----------    ------------
Net assets end of year*.............  $15,573,330    $ 24,115,323
                                      ===========    ============
Unit transactions:
Units outstanding beginning of
  year..............................      430,299         685,762
Units issued during the year........        3,004           7,816
Units redeemed during the year......     (176,976)       (263,279)
                                      -----------    ------------
Units outstanding end of year.......      256,327         430,299
                                      ===========    ============
---------------
* Includes undistributed net
  investment income of:               $ 5,653,213    $  3,990,006
                                      ===========    ============

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           MONYMASTER
                                 -----------------------------------------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                 -----------------------------------------------------------------------------------------------
                                                                         SMALL COMPANY
                                            EQUITY                           VALUE                           MANAGED
                                          SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
                                 -----------------------------   -----------------------------   -------------------------------
                                     2000            1999            2000            1999             2000             1999
                                 -------------   -------------   -------------   -------------   --------------   --------------
From operations:
  Net investment income........  $  80,786,180   $  33,706,966   $  37,502,139   $  19,543,469   $  356,776,592   $  316,307,034
  Net realized gain (loss) on
    investments................     21,329,964      39,802,012      13,553,564      30,282,041     (207,007,487)     172,825,057
  Net change in unrealized
    appreciation (depreciation)
    of investments.............   (108,335,041)    (17,505,186)    (49,174,039)     17,822,716     (167,620,917)    (339,034,818)
                                 -------------   -------------   -------------   -------------   --------------   --------------
Net increase (decrease) in net
  assets resulting from
  operations...................     (6,218,897)     56,003,792       1,881,664      67,648,226      (17,851,812)     150,097,273
                                 -------------   -------------   -------------   -------------   --------------   --------------
From unit transactions:
  Net proceeds from the
    issuance of units..........     67,641,347      84,192,658      27,220,823      73,161,442       44,069,361      175,383,802
  Net asset value of units
    redeemed or used to meet
    contract obligations.......   (221,940,043)   (232,468,208)   (150,531,923)   (166,467,855)    (756,867,032)    (932,478,561)
                                 -------------   -------------   -------------   -------------   --------------   --------------
Net decrease from unit
  transactions.................   (154,298,696)   (148,275,550)   (123,311,100)    (93,306,413)    (712,797,671)    (757,094,759)
                                 -------------   -------------   -------------   -------------   --------------   --------------
Net increase (decrease) in net
  assets.......................   (160,517,593)    (92,271,758)   (121,429,436)    (25,658,187)    (730,649,483)    (606,997,486)
Net assets beginning of year...    428,058,648     520,330,406     317,564,554     343,222,741    1,730,329,865    2,337,327,351
                                 -------------   -------------   -------------   -------------   --------------   --------------
Net assets end of year*........  $ 267,541,055   $ 428,058,648   $ 196,135,118   $ 317,564,554   $  999,680,382   $1,730,329,865
                                 =============   =============   =============   =============   ==============   ==============
Unit transactions:
Units outstanding beginning
  of year......................      8,378,174      11,629,793       6,338,206       8,392,405       28,518,300       41,556,499
Units issued during the year...      1,184,536       1,853,219         523,125       1,644,304          678,165        3,038,862
Units redeemed during the
  year.........................     (3,967,386)     (5,104,838)     (2,993,536)     (3,698,503)     (12,753,231)     (16,077,061)
                                 -------------   -------------   -------------   -------------   --------------   --------------
Units outstanding end of
  year.........................      5,595,324       8,378,174       3,867,795       6,338,206       16,443,234       28,518,300
                                 =============   =============   =============   =============   ==============   ==============

---------------
* Includes undistributed net
  investment income of:          $ 150,870,467   $  70,084,287   $ 113,503,690   $  76,001,551   $  992,307,315   $  635,530,723
                                 =============   =============   =============   =============   ==============   ==============

                                                        MONYMASTER
                                 ---------------------------------------------------------
                                               ENTERPRISE ACCUMULATION TRUST
                                 ---------------------------------------------------------

                                    INTERNATIONAL GROWTH             HIGH YIELD BOND
                                         SUBACCOUNT                    SUBACCOUNT
                                 ---------------------------   ---------------------------
                                     2000           1999           2000           1999
                                 ------------   ------------   ------------   ------------
From operations:
  Net investment income........  $  4,265,641   $  1,120,330   $  3,376,243   $  6,568,386
  Net realized gain (loss) on
    investments................    11,152,386      5,948,548     (4,303,732)    (3,941,526)
  Net change in unrealized
    appreciation (depreciation)
    of investments.............   (28,616,183)    17,836,014       (533,519)      (821,866)
                                 ------------   ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from
  operations...................   (13,198,156)    24,904,892     (1,461,008)     1,804,994
                                 ------------   ------------   ------------   ------------
From unit transactions:
  Net proceeds from the
    issuance of units..........    34,485,046     33,822,209      1,644,713     12,468,897
  Net asset value of units
    redeemed or used to meet
    contract obligations.......   (59,915,919)   (48,335,830)   (27,717,434)   (43,104,802)
                                 ------------   ------------   ------------   ------------
Net decrease from unit
  transactions.................   (25,430,873)   (14,513,621)   (26,072,721)   (30,635,905)
                                 ------------   ------------   ------------   ------------
Net increase (decrease) in net
  assets.......................   (38,629,029)    10,391,271    (27,533,729)   (28,830,911)
Net assets beginning of year...    83,331,560     72,940,289     57,769,217     86,600,128
                                 ------------   ------------   ------------   ------------
Net assets end of year*........  $ 44,702,531   $ 83,331,560   $ 30,235,488   $ 57,769,217
                                 ============   ============   ============   ============
Unit transactions:
Units outstanding beginning
  of year......................     4,031,563      4,954,694      3,816,497      5,868,866
Units issued during the year...     1,806,339      2,110,074         96,840        832,940
Units redeemed during the
  year.........................    (3,191,101)    (3,033,205)    (1,838,410)    (2,885,309)
                                 ------------   ------------   ------------   ------------
Units outstanding end of
  year.........................     2,646,801      4,031,563      2,074,927      3,816,497
                                 ============   ============   ============   ============
---------------
* Includes undistributed net
  investment income of:          $  9,678,214   $  5,412,573   $ 21,864,738   $ 18,488,495
                                 ============   ============   ============   ============

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS:

     MONY America Variable Account A (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used only to support Flexible Payment Variable Annuity policies (MONYMaster, ValueMaster and MONY Custom Master). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the MONYMaster and the ValueMaster annuity policies is presented here.

     There are currently twelve MONYMaster subaccounts and five ValueMaster subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise") or the OCC Accumulation Trust ("OCC") (collectively, the "Funds"). The subaccounts of MONYMaster commenced operation from 1988 to 1994 and the subaccounts of ValueMaster commenced operation in 1994. The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Fund, Enterprise and OCC are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions of net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS:

     MONY America is the legal owner of the assets of the Variable Account.

     Purchase payments received from MONY America by the Variable Account represent gross purchase payments recorded by MONY America less deductions retained as compensation for any premium taxes.

     A periodic deduction is made from the cash value of the contract for the Annual Contract Charge. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated by the Variable Account as contractholder redemptions. For the year ended December 31, 2000, the amounts deducted for such purposes for all MONYMaster subaccounts was $1,189,037,809 and for ValueMaster subaccounts was $11,868,362.

     MONY America receives from the Variable Account, the amounts deducted for mortality and expense risks at an annual rate of 1.25% of average daily net assets of each of the respective subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and proceeds from shares redeemed by each subaccount during the year ended December 31, 2000 were as follows:

                                                         COST OF SHARES
                                                            ACQUIRED
                                                           (EXCLUDES        PROCEEDS FROM
                MONYMASTER SUBACCOUNTS                   REINVESTMENTS)    SHARES REDEEMED
                ----------------------                   --------------    ---------------
MONY Series Fund, Inc.
Equity Growth Portfolio................................   $    55,606       $    403,782
Equity Income Portfolio................................         6,065            289,659
Intermediate Term Bond Portfolio.......................     1,726,423         14,923,284
Long Term Bond Portfolio...............................     2,797,800         26,141,255
Diversified Portfolio..................................        22,398            373,526
Money Market Portfolio.................................    87,425,309        186,505,925
Government Securities Portfolio........................     2,453,179         17,363,258
Enterprise Accumulation Trust
Equity Portfolio.......................................    73,681,102        232,697,289
Small Company Value Portfolio..........................    30,130,423        156,537,317
Managed Portfolio......................................    50,653,411        779,482,364
International Growth Portfolio.........................    35,858,027         62,080,820
High Yield Bond Portfolio..............................     2,611,177         29,209,771

                VALUEMASTER SUBACCOUNTS
                -----------------------
MONY Series Fund, Inc.
Money Market Portfolio.................................       898,263          1,537,271
OCC Accumulation Trust
US Government Income Portfolio.........................        25,034            191,604
Equity Portfolio.......................................       444,950            834,691
Small Cap Portfolio....................................       232,050          1,464,273
Managed Portfolio......................................       852,147         10,574,170

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account A -- MONYMaster and ValueMaster

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the MONYMaster's and ValueMaster's Subaccounts of MONY America Variable Account A at December 31, 2000, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with the funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 12, 2001

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000

                                                                     MONY CUSTOM MASTER
                            -----------------------------------------------------------------------------------------------------
                                            MONY SERIES FUND, INC.                           ENTERPRISE ACCUMULATION TRUST
                            -------------------------------------------------------   -------------------------------------------
                            INTERMEDIATE    LONG TERM    GOVERNMENT                                  SMALL COMPANY
                             TERM BOND        BOND       SECURITIES    MONEY MARKET      EQUITY          VALUE         MANAGED
                             SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                            ------------   -----------   -----------   ------------   ------------   -------------   ------------
ASSETS
Shares held in respective
  Funds...................    1,598,249      1,848,213     2,015,647   102,569,922       3,552,917      2,878,365       7,012,777
                            ===========    ===========   ===========   ============   ============    ===========    ============
Investments at cost.......  $16,950,507    $22,960,336   $21,781,752   $102,569,922   $134,842,301    $84,466,072    $214,153,850
                            ===========    ===========   ===========   ============   ============    ===========    ============
Investments in respective
  Funds, at net asset
  value...................  $17,532,793    $24,525,787   $22,756,659   $102,569,922   $ 99,197,452    $75,384,385    $169,639,080
Amount due from MONY
  America.................       32,743         42,238        60,351       144,646          65,334         19,853          63,256
Amount due from respective
  Funds...................          148            644         6,875       281,283          24,385         11,809          42,496
                            -----------    -----------   -----------   ------------   ------------    -----------    ------------
         Total assets.....   17,565,684     24,568,669    22,823,885   102,995,851      99,287,171     75,416,047     169,744,832
                            -----------    -----------   -----------   ------------   ------------    -----------    ------------
LIABILITIES
Amount due to MONY
  America.................        9,096         13,242        18,367       333,904          74,805         49,565         128,213
Amount due to respective
  Funds...................       32,743         42,238        60,351       144,646          65,334         19,853          63,256
                            -----------    -----------   -----------   ------------   ------------    -----------    ------------
         Total
           liabilities....       41,839         55,480        78,718       478,550         140,139         69,418         191,469
                            -----------    -----------   -----------   ------------   ------------    -----------    ------------
Net assets................  $17,523,845    $24,513,189   $22,745,167   $102,517,301   $ 99,147,032    $75,346,629    $169,553,363
                            ===========    ===========   ===========   ============   ============    ===========    ============
Net assets consist of:
  Contractholders' net
    payments..............  $16,587,400    $22,596,680   $21,282,798   $97,335,518    $112,233,485    $70,038,151    $163,785,477
  Undistributed net
    investment income.....      601,238        996,419       704,572     5,181,783      23,330,988     14,323,874      68,951,400
  Accumulated net realized
    gain (loss) on
    investments...........     (247,079)      (645,361)     (217,110)            0        (772,592)        66,291     (18,668,744)
  Net unrealized
    appreciation
    (depreciation) of
    investments...........      582,286      1,565,451       974,907             0     (35,644,849)    (9,081,687)    (44,514,770)
                            -----------    -----------   -----------   ------------   ------------    -----------    ------------
Net assets................  $17,523,845    $24,513,189   $22,745,167   $102,517,301   $ 99,147,032    $75,346,629    $169,553,363
                            ===========    ===========   ===========   ============   ============    ===========    ============
Number of units
  outstanding*............    1,660,729      2,367,333     2,116,059     9,408,383       9,303,452      5,755,083      15,740,006
                            -----------    -----------   -----------   ------------   ------------    -----------    ------------
Net asset value per unit
  outstanding*............  $     10.55    $     10.35   $     10.75   $     10.90    $      10.66    $     13.09    $      10.77
                            ===========    ===========   ===========   ============   ============    ===========    ============

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 2000

                                                                          MONY CUSTOM MASTER
                                                       ---------------------------------------------------------
                                                                     ENTERPRISE ACCUMULATION TRUST
                                                       ---------------------------------------------------------
                                                       INTERNATIONAL   HIGH YIELD                    GROWTH AND
                                                          GROWTH          BOND          GROWTH         INCOME
                                                        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                       -------------   -----------   ------------   ------------
ASSETS
Shares held in respective Funds......................     3,753,563      5,475,759     46,052,358     23,928,501
                                                        ===========    ===========   ============   ============
Investments at cost..................................   $30,460,734    $26,783,993   $278,887,554   $144,335,201
                                                        ===========    ===========   ============   ============
Investments in respective Funds, at net asset
  value..............................................   $26,049,727    $24,531,402   $275,853,622   $148,356,705
Amount due from MONY America.........................         3,749         22,046         67,560         49,942
Amount due from respective Funds.....................        14,085          5,392         39,297         28,746
                                                        -----------    -----------   ------------   ------------
         Total assets................................    26,067,561     24,558,840    275,960,479    148,435,393
                                                        -----------    -----------   ------------   ------------
LIABILITIES
Amount due to MONY America...........................        27,220         17,938        177,536        104,178
Amount due to respective Funds.......................         3,749         22,046         67,560         49,942
                                                        -----------    -----------   ------------   ------------
         Total liabilities...........................        30,969         39,984        245,096        154,120
                                                        -----------    -----------   ------------   ------------
Net assets...........................................   $26,036,592    $24,518,856   $275,715,383   $148,281,273
                                                        ===========    ===========   ============   ============
Net assets consist of:
  Contractholders' net payments......................   $26,599,528    $25,152,501   $274,660,316   $142,976,852
  Undistributed net investment income (loss).........     2,371,557      2,399,050     (2,030,934)    (1,676,305)
  Accumulated net realized gain (loss) on
    investments......................................     1,476,514       (780,104)     6,119,933      2,959,222
  Net unrealized appreciation (depreciation) of
    investments......................................    (4,411,007)    (2,252,591)    (3,033,932)     4,021,504
                                                        -----------    -----------   ------------   ------------
Net assets...........................................   $26,036,592    $24,518,856   $275,715,383   $148,281,273
                                                        ===========    ===========   ============   ============
Number of units outstanding*.........................     2,150,655      2,486,623     23,412,645     12,270,052
                                                        -----------    -----------   ------------   ------------
Net asset value per unit outstanding*................   $     12.11    $      9.86   $      11.78   $      12.08
                                                        ===========    ===========   ============   ============

                                                                   MONY CUSTOM MASTER
                                                       ------------------------------------------
                                                             ENTERPRISE ACCUMULATION TRUST
                                                       ------------------------------------------
                                                       SMALL COMPANY     EQUITY        CAPITAL
                                                          GROWTH         INCOME      APPRECIATION
                                                        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                       -------------   -----------   ------------
ASSETS
Shares held in respective Funds......................     8,037,028      4,947,028     8,459,311
                                                        ===========    ===========   ===========
Investments at cost..................................   $70,963,835    $26,256,641   $65,435,770
                                                        ===========    ===========   ===========
Investments in respective Funds, at net asset
  value..............................................   $69,118,441    $28,148,591   $59,976,515
Amount due from MONY America.........................        21,412         26,976        13,238
Amount due from respective Funds.....................         9,329          1,807        15,959
                                                        -----------    -----------   -----------
         Total assets................................    69,149,182     28,177,374    60,005,712
                                                        -----------    -----------   -----------
LIABILITIES
Amount due to MONY America...........................        43,271         15,927        46,117
Amount due to respective Funds.......................        21,412         26,976        13,238
                                                        -----------    -----------   -----------
         Total liabilities...........................        64,683         42,903        59,355
                                                        -----------    -----------   -----------
Net assets...........................................   $69,084,499    $28,134,471   $59,946,357
                                                        ===========    ===========   ===========
Net assets consist of:
  Contractholders' net payments......................   $66,640,006    $27,304,907   $59,803,336
  Undistributed net investment income (loss).........      (278,683)      (341,760)    2,322,141
  Accumulated net realized gain (loss) on
    investments......................................     4,568,570       (720,626)    3,280,135
  Net unrealized appreciation (depreciation) of
    investments......................................    (1,845,394)     1,891,950    (5,459,255)
                                                        -----------    -----------   -----------
Net assets...........................................   $69,084,499    $28,134,471   $59,946,357
                                                        ===========    ===========   ===========
Number of units outstanding*.........................     4,116,238      2,500,601     4,167,672
                                                        -----------    -----------   -----------
Net asset value per unit outstanding*................   $     16.78    $     11.25   $     14.38
                                                        ===========    ===========   ===========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 2000

                                                                           MONY CUSTOM MASTER
                                                        --------------------------------------------------------
                                                         ENTERPRISE ACCUMULATION
                                                                  TRUST
                                                        --------------------------
                                                                                       DREYFUS        DREYFUS
                                                         MULTI-CAP                      STOCK        SOCIALLY
                                                           GROWTH       BALANCED        INDEX       RESPONSIBLE
                                                         SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                        ------------   -----------   -----------   -------------
ASSETS
Shares held in respective Funds.......................    11,114,353     2,902,085     2,484,175        427,541
                                                        ============   ===========   ===========    ===========
Investments at cost...................................  $161,929,578   $14,611,713   $91,927,895    $16,282,824
                                                        ============   ===========   ===========    ===========
Investments in respective Funds, at net asset value...  $112,810,687   $14,916,717   $84,461,938    $14,737,355
Amount due from MONY America..........................        25,190        17,835        62,494        110,341
Amount due from respective Funds......................         9,922         2,319         2,361          1,219
                                                        ------------   -----------   -----------    -----------
         Total assets.................................   112,845,799    14,936,871    84,526,793     14,848,915
                                                        ------------   -----------   -----------    -----------
LIABILITIES
Amount due to MONY America............................        67,950         9,853        45,625          8,695
Amount due to respective Funds........................        25,190        17,835        62,494        110,341
                                                        ------------   -----------   -----------    -----------
         Total liabilities............................        93,140        27,688       108,119        119,036
                                                        ------------   -----------   -----------    -----------
Net assets............................................  $112,752,659   $14,909,183   $84,418,674    $14,729,879
                                                        ============   ===========   ===========    ===========
Net assets consist of:
  Contractholders' net payments.......................  $158,088,142   $14,539,751   $89,481,313    $15,882,973
  Undistributed net investment income (loss)..........    (1,538,653)      (96,998)    1,376,461        149,996
  Accumulated net realized gain (loss) on
    investments.......................................     5,322,061       161,426     1,026,857        242,379
  Net unrealized appreciation (depreciation) of
    investments.......................................   (49,118,891)      305,004    (7,465,957)    (1,545,469)
                                                        ------------   -----------   -----------    -----------
Net assets............................................  $112,752,659   $14,909,183   $84,418,674    $14,729,879
                                                        ============   ===========   ===========    ===========
Number of units outstanding*..........................     5,662,101     1,446,912     8,848,044      1,447,492
                                                        ------------   -----------   -----------    -----------
Net asset value per unit outstanding*.................  $      19.91   $     10.30   $      9.54    $     10.18
                                                        ============   ===========   ===========    ===========

                                                                     MONY CUSTOM MASTER
                                                        --------------------------------------------

                                                         FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                        --------------------------------------------
                                                                                         VIP III
                                                            VIP           VIP II          GROWTH
                                                           GROWTH       CONTRAFUND    OPPORTUNITIES
                                                         SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                        ------------   ------------   --------------
ASSETS
Shares held in respective Funds.......................    1,373,760      2,587,162         934,616
                                                        ===========    ===========     ===========
Investments at cost...................................  $68,558,685    $66,264,669     $19,475,559
                                                        ===========    ===========     ===========
Investments in respective Funds, at net asset value...  $59,758,571    $61,238,119     $16,542,697
Amount due from MONY America..........................       38,614         16,860             383
Amount due from respective Funds......................        3,298          5,654               0
                                                        -----------    -----------     -----------
         Total assets.................................   59,800,483     61,260,633      16,543,080
                                                        -----------    -----------     -----------
LIABILITIES
Amount due to MONY America............................       33,934         36,534           8,470
Amount due to respective Funds........................       38,614         16,860             383
                                                        -----------    -----------     -----------
         Total liabilities............................       72,548         53,394           8,853
                                                        -----------    -----------     -----------
Net assets............................................  $59,727,935    $61,207,239     $16,534,227
                                                        ===========    ===========     ===========
Net assets consist of:
  Contractholders' net payments.......................  $65,562,680    $62,956,800     $19,285,551
  Undistributed net investment income (loss)..........    2,201,692      3,213,953         550,317
  Accumulated net realized gain (loss) on
    investments.......................................      763,677         63,036        (368,779)
  Net unrealized appreciation (depreciation) of
    investments.......................................   (8,800,114)    (5,026,550)     (2,932,862)
                                                        -----------    -----------     -----------
Net assets............................................  $59,727,935    $61,207,239     $16,534,227
                                                        ===========    ===========     ===========
Number of units outstanding*..........................    5,959,654      6,048,806       2,060,245
                                                        -----------    -----------     -----------
Net asset value per unit outstanding*.................  $     10.02    $     10.12     $      8.03
                                                        ===========    ===========     ===========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 2000

                                                           MONY CUSTOM MASTER
                                        --------------------------------------------------------
                                                           JANUS ASPEN SERIES
                                        --------------------------------------------------------
                                         AGGRESSIVE                    CAPITAL       WORLDWIDE
                                           GROWTH       BALANCED     APPRECIATION      GROWTH
                                         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                        ------------   -----------   ------------   ------------
ASSETS
Shares held in respective Funds.......     2,218,846     2,678,981      2,819,524      2,528,990
                                        ============   ===========   ============   ============
Investments at cost...................  $127,953,606   $71,185,945   $ 88,702,615   $118,917,895
                                        ============   ===========   ============   ============
Investments in respective Funds, at
  net asset value.....................  $ 80,544,118   $65,126,020   $ 75,535,057   $ 93,522,060
Amount due from MONY America..........        31,713         8,651         16,734         24,669
Amount due from respective Funds......         7,416        19,011          3,774          1,293
                                        ------------   -----------   ------------   ------------
          Total assets................    80,583,247    65,153,682     75,555,565     93,548,022
                                        ------------   -----------   ------------   ------------
LIABILITIES
Amount due to MONY America............        49,230        52,364         42,644         49,558
Amount due to respective Funds........        31,713         8,651         16,734         24,669
                                        ------------   -----------   ------------   ------------
          Total liabilities...........        80,943        61,015         59,378         74,227
                                        ------------   -----------   ------------   ------------
Net assets............................  $ 80,502,304   $65,092,667   $ 75,496,187   $ 93,473,795
                                        ============   ===========   ============   ============
Net assets consist of:
  Contractholders' net payments.......  $112,437,145   $65,218,778   $ 84,758,939   $109,108,842
  Undistributed net investment
     income...........................     9,779,375     5,357,476         53,515      6,349,621
  Accumulated net realized gain on
     investments......................     5,695,272       576,338      3,851,291      3,411,167
  Net unrealized depreciation of
     investments......................   (47,409,488)   (6,059,925)   (13,167,558)   (25,395,835)
                                        ------------   -----------   ------------   ------------
Net assets............................  $ 80,502,304   $65,092,667   $ 75,496,187   $ 93,473,795
                                        ============   ===========   ============   ============
Number of units outstanding*..........     7,384,340     6,133,522      7,254,361      8,075,215
                                        ------------   -----------   ------------   ------------
Net asset value per unit
  outstanding*........................  $      10.90   $     10.61   $      10.41   $      11.58
                                        ============   ===========   ============   ============

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                       MONY CUSTOM MASTER
                                -------------------------------------------------------------------------------------------------
                                              MONY SERIES FUND, INC.                         ENTERPRISE ACCUMULATION TRUST
                                ---------------------------------------------------   -------------------------------------------
                                INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY                     SMALL COMPANY
                                 TERM BOND        BOND      SECURITIES     MARKET        EQUITY          VALUE         MANAGED
                                 SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                ------------   ----------   ----------   ----------   ------------   -------------   ------------
Dividend income...............   $ 668,684     $  958,127   $  843,839   $5,181,932   $    607,815   $    103,293    $  3,245,690
Distribution from net realized
  gains.......................           0              0          223            0     21,898,294     13,256,471      50,312,861
Mortality and expense risk
  charges.....................    (169,160)      (223,007)    (222,163)  (1,113,055)      (841,465)      (816,926)     (1,867,661)
                                 ---------     ----------   ----------   ----------   ------------   ------------    ------------
Net investment income.........     499,524        735,120      621,899    4,068,877     21,664,644     12,542,838      51,690,890
                                 ---------     ----------   ----------   ----------   ------------   ------------    ------------
Realized and unrealized gain
  (loss) on investments:
  Net realized loss on
     investments..............    (165,527)      (239,679)    (151,580)           0       (695,381)      (496,108)    (17,310,994)
  Net change in unrealized
     appreciation
     (depreciation) of
     investments..............     624,941      1,956,702    1,007,406            0    (36,771,917)   (11,060,585)    (33,399,549)
                                 ---------     ----------   ----------   ----------   ------------   ------------    ------------
Net realized and unrealized
  gain (loss) on
  investments.................     459,414      1,717,023      855,826            0    (37,467,298)   (11,556,693)    (50,710,543)
                                 ---------     ----------   ----------   ----------   ------------   ------------    ------------
Net increase (decrease) in net
  assets resulting from
  operations..................   $ 958,938     $2,452,143   $1,477,725   $4,068,877   $(15,802,654)  $    986,145    $    980,347
                                 =========     ==========   ==========   ==========   ============   ============    ============

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENT OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                      MONY CUSTOM MASTER
                             ----------------------------------------------------------------------------------------------------
                                                                ENTERPRISE ACCUMULATION TRUST
                             ----------------------------------------------------------------------------------------------------
                             INTERNATIONAL   HIGH YIELD                   GROWTH AND    SMALL COMPANY     EQUITY       CAPITAL
                                GROWTH          BOND          GROWTH        INCOME         GROWTH         INCOME     APPRECIATION
                              SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                             -------------   -----------   ------------   -----------   -------------   ----------   ------------
Dividend income............   $    49,571    $ 1,995,801   $    273,320   $   365,391    $         0    $  117,841   $          0
Distribution from net
  realized gains...........     2,411,798              0      2,342,871         4,472        486,887             0      3,156,328
Mortality and expense risk
  charges..................      (297,757)      (268,241)    (3,360,995)   (1,636,197)      (685,718)     (326,265)      (690,482)
                              -----------    -----------   ------------   -----------    -----------    ----------   ------------
Net investment income
  (loss)...................     2,163,612      1,727,560       (744,804)   (1,266,334)      (198,831)     (208,424)     2,465,846
                              -----------    -----------   ------------   -----------    -----------    ----------   ------------
Realized and unrealized
  gain (loss) on
  investments:
  Net realized gain (loss)
     on investments........     1,172,797       (638,512)     3,670,150     1,666,560      4,171,459      (902,162)     2,719,867
  Net change in unrealized
     appreciation
     (depreciation) of
     investments...........    (7,848,136)    (1,905,525)   (26,220,512)     (698,423)    (6,552,552)    2,400,227    (13,474,845)
                              -----------    -----------   ------------   -----------    -----------    ----------   ------------
Net realized and unrealized
  gain (loss) on
  investments..............    (6,675,339)    (2,544,037)   (22,550,362)      968,137     (2,381,093)    1,498,065    (10,754,978)
                              -----------    -----------   ------------   -----------    -----------    ----------   ------------
Net increase (decrease) in
  net assets resulting from
  operations...............   $(4,511,727)   $  (816,477)  $(23,295,166)  $  (298,197)   $(2,579,924)   $1,289,641   $ (8,289,132)
                              ===========    ===========   ============   ===========    ===========    ==========   ============

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENT OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                      MONY CUSTOM MASTER
                              ---------------------------------------------------------------------------------------------------
                               ENTERPRISE ACCUMULATION
                                        TRUST                                          FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                              -------------------------                                ------------------------------------------
                                                            DREYFUS        DREYFUS                                     VIP III
                               MULTI-CAP                     STOCK        SOCIALLY         VIP          VIP II         GROWTH
                                 GROWTH       BALANCED       INDEX       RESPONSIBLE      GROWTH      CONTRAFUND    OPPORTUNITIES
                               SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                              ------------   ----------   ------------   -----------   ------------   -----------   -------------
Dividend income.............  $          0   $  34,302    $    742,648   $   119,670   $     23,768   $   104,819    $   122,079
Distribution from net
  realized gains............        64,720      57,363       1,346,903             0      2,838,060     3,804,961        642,043
Mortality and expense risk
  charges...................    (1,526,504)   (164,787)       (954,817)     (152,445)      (610,217)     (633,984)      (191,516)
                              ------------   ---------    ------------   -----------   ------------   -----------    -----------
Net investment income
  (loss)....................    (1,461,784)    (73,122)      1,134,734       (32,775)     2,251,611     3,275,796        572,606
                              ------------   ---------    ------------   -----------   ------------   -----------    -----------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss)
     on investments.........     4,943,899     151,372         948,461       211,422        655,768        (1,607)      (368,794)
  Net change in unrealized
     depreciation of
     investments............   (58,309,366)   (189,101)    (10,610,917)   (2,038,422)   (11,672,125)   (7,845,786)    (3,216,304)
                              ------------   ---------    ------------   -----------   ------------   -----------    -----------
Net realized and unrealized
  loss on investments.......   (53,365,467)    (37,729)     (9,662,456)   (1,827,000)   (11,016,357)   (7,847,393)    (3,585,098)
                              ------------   ---------    ------------   -----------   ------------   -----------    -----------
Net decrease in net assets
  resulting from
  operations................  $(54,827,251)  $(110,851)   $ (8,527,722)  $(1,859,775)  $ (8,764,746)  $(4,571,597)   $(3,012,492)
                              ============   =========    ============   ===========   ============   ===========    ===========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENT OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                          MONY CUSTOM MASTER
                                      -----------------------------------------------------------
                                                          JANUS ASPEN SERIES
                                      -----------------------------------------------------------
                                       AGGRESSIVE                      CAPITAL        WORLDWIDE
                                         GROWTH        BALANCED      APPRECIATION       GROWTH
                                       SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                      ------------    -----------    ------------    ------------
Dividend income.....................  $          0    $ 1,478,510    $    959,018    $    398,707
Distribution from net realized
  gains.............................    10,944,723      4,313,894          31,173       6,993,159
Mortality and expense risk
  charges...........................    (1,099,720)      (611,663)       (921,583)       (996,503)
                                      ------------    -----------    ------------    ------------
Net investment income...............     9,845,003      5,180,741          68,608       6,395,363
                                      ------------    -----------    ------------    ------------
Realized and unrealized gain (loss)
  on investments:
  Net realized gain on
     investments....................     5,201,480        537,478       3,677,274       3,195,249
  Net change in unrealized
     depreciation of investments....   (56,178,064)    (7,864,578)    (21,663,859)    (30,398,715)
                                      ------------    -----------    ------------    ------------
Net realized and unrealized loss on
  investments.......................   (50,976,584)    (7,327,100)    (17,986,585)    (27,203,466)
                                      ------------    -----------    ------------    ------------
Net decrease in net assets resulting
  from operations...................  $(41,131,581)   $(2,146,359)   $(17,917,977)   $(20,808,103)
                                      ============    ===========    ============    ============

                       See notes to financial statements.

                      (This page intentionally left blank)

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                       STATEMENT OF CHANGES IN NET ASSETS

                        FOR THE YEARS ENDED DECEMBER 31,

                                                               MONY CUSTOM MASTER
                                ---------------------------------------------------------------------------------
                                                             MONY SERIES FUND, INC.
                                ---------------------------------------------------------------------------------
                                      INTERMEDIATE                  LONG TERM                  GOVERNMENT
                                        TERM BOND                     BOND                     SECURITIES
                                       SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                -------------------------   -------------------------   -------------------------
                                   2000          1999          2000          1999          2000          1999
                                -----------   -----------   -----------   -----------   -----------   -----------
From operations:
Net investment income.........  $   499,524   $   101,798   $   735,120   $   261,457   $   621,899   $    82,875
Net realized gain (loss) on
  investments.................     (165,527)      (81,552)     (239,679)     (405,659)     (151,580)      (65,530)
Net change in unrealized
  appreciation (depreciation)
  of investments..............      624,941       (43,131)    1,956,702      (391,894)    1,007,406       (33,260)
                                -----------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in net
  assets resulting from
  operations..................      958,938       (22,885)    2,452,143      (536,096)    1,477,725       (15,915)
                                -----------   -----------   -----------   -----------   -----------   -----------
From unit transactions:
  Net proceeds from the
    issuance of units.........   10,120,762    10,114,352    15,442,476    15,854,885    12,187,730    15,969,188
  Net asset value of units
    redeemed or used to meet
    contract obligations......   (2,595,226)   (1,297,474)   (6,137,680)   (2,950,778)   (5,687,412)   (1,732,887)
                                -----------   -----------   -----------   -----------   -----------   -----------
Net increase from unit
  transactions................    7,525,536     8,816,878     9,304,796    12,904,107     6,500,318    14,236,301
                                -----------   -----------   -----------   -----------   -----------   -----------
Net increase in net assets....    8,484,474     8,793,993    11,756,939    12,368,011     7,978,043    14,220,386
Net assets beginning of
  year........................    9,039,371       245,378    12,756,250       388,239    14,767,124       546,738
                                -----------   -----------   -----------   -----------   -----------   -----------
Net assets end of year*.......  $17,523,845   $ 9,039,371   $24,513,189   $12,756,250   $22,745,167   $14,767,124
                                ===========   ===========   ===========   ===========   ===========   ===========
Unit transactions:
Units outstanding beginning of
  year........................      913,085        24,535     1,406,502        39,054     1,488,308        54,777
Units issued during the
  year........................    1,008,175     1,019,555     1,598,929     1,685,745     1,193,834     1,608,412
Units redeemed during the
  year........................     (260,531)     (131,005)     (638,098)     (318,297)     (566,083)     (174,881)
                                -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding end of
  year........................    1,660,729       913,085     2,367,333     1,406,502     2,116,059     1,488,308
                                ===========   ===========   ===========   ===========   ===========   ===========
---------------
* Includes undistributed net
  investment income of:         $   601,238   $   101,714   $   996,419   $   261,299   $   704,572   $    82,673
                                ===========   ===========   ===========   ===========   ===========   ===========

                       See notes to financial statements.

                                                     MONY CUSTOM MASTER
    --------------------------------------------------------------------------------------------------------------------
       MONY SERIES FUND, INC.                                  ENTERPRISE ACCUMULATION TRUST
    ----------------------------   -------------------------------------------------------------------------------------
                                                                      SMALL COMPANY
            MONEY MARKET                     EQUITY                       VALUE                        MANAGED
             SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
    ----------------------------   --------------------------   --------------------------   ---------------------------
        2000            1999           2000          1999           2000          1999           2000           1999
    -------------   ------------   ------------   -----------   ------------   -----------   ------------   ------------
    $   4,068,877   $  1,111,680   $ 21,664,644   $ 1,666,546   $ 12,542,838   $ 1,781,172   $ 51,690,890   $ 17,261,157
                               0       (695,381)      (76,825)      (496,108)      562,323    (17,310,994)    (1,356,575)
                0
                               0    (36,771,917)    1,114,149    (11,060,585)    1,958,981    (33,399,549)   (11,144,313)
                0
    -------------   ------------   ------------   -----------   ------------   -----------   ------------   ------------
                       1,111,680    (15,802,654)    2,703,870        986,145     4,302,476        980,347      4,760,269
        4,068,877
    -------------   ------------   ------------   -----------   ------------   -----------   ------------   ------------
                     146,401,815    102,733,089    28,754,279     40,311,136    45,228,505     84,566,707    144,669,632
      206,411,572
                 )   (68,232,460)   (14,533,178)   (5,351,785)   (11,414,141)   (4,449,851)   (44,326,060)   (23,248,728)
     (188,673,210
    -------------   ------------   ------------   -----------   ------------   -----------   ------------   ------------
                      78,169,355     88,199,911    23,402,494     28,896,995    40,778,654     40,240,647    121,420,904
       17,738,362
    -------------   ------------   ------------   -----------   ------------   -----------   ------------   ------------
       21,807,239     79,281,035     72,397,257    26,106,364     29,883,140    45,081,130     41,220,994    126,181,173
       80,710,062      1,429,027     26,749,775       643,411     45,463,489       382,359    128,332,369      2,151,196
    -------------   ------------   ------------   -----------   ------------   -----------   ------------   ------------
    $ 102,517,301   $ 80,710,062   $ 99,147,032   $26,749,775   $ 75,346,629   $45,463,489   $169,553,363   $128,332,369
    =============   ============   ============   ===========   ============   ===========   ============   ============
                         142,487      2,348,518        64,500      3,513,450        36,198     11,932,847        215,756
        7,761,160
       19,464,823     14,259,179      8,157,815     2,819,082      3,124,397     3,850,959      8,065,593     13,972,664
      (17,817,600)    (6,640,506)    (1,202,881)     (535,064)      (882,764)     (373,707)    (4,258,434)    (2,255,573)
    -------------   ------------   ------------   -----------   ------------   -----------   ------------   ------------
        9,408,383      7,761,160      9,303,452     2,348,518      5,755,083     3,513,450     15,740,006     11,932,847
    =============   ============   ============   ===========   ============   ===========   ============   ============

    $   5,181,783   $  1,112,906   $ 23,330,988   $ 1,666,344   $ 14,323,874   $ 1,781,036   $ 68,951,400   $ 17,260,510
    =============   ============   ============   ===========   ============   ===========   ============   ============

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEARS ENDED DECEMBER 31,

                                                              MONY CUSTOM MASTER
                              -----------------------------------------------------------------------------------
                                                         ENTERPRISE ACCUMULATION TRUST
                              -----------------------------------------------------------------------------------
                                    INTERNATIONAL                HIGH YIELD
                                       GROWTH                       BOND                        GROWTH
                                     SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                              -------------------------   -------------------------   ---------------------------
                                 2000          1999          2000          1999           2000           1999
                              -----------   -----------   -----------   -----------   ------------   ------------
From operations:
Net investment income
  (loss)....................  $ 2,163,612   $   208,032   $ 1,727,560   $   671,046   $   (744,804)  $ (1,285,538)
Net realized gain (loss) on
  investments...............    1,172,797       303,713      (638,512)     (141,592)     3,670,150      2,449,639
Net change in unrealized
  appreciation
  (depreciation) of
  investments...............   (7,848,136)    3,431,921    (1,905,525)     (347,425)   (26,220,512)    23,150,925
                              -----------   -----------   -----------   -----------   ------------   ------------
Net increase (decrease) in
  net assets resulting from
  operations................   (4,511,727)    3,943,666      (816,477)      182,029    (23,295,166)    24,315,026
                              -----------   -----------   -----------   -----------   ------------   ------------
From unit transactions:
  Net proceeds from the
    issuance of units.......   20,213,917    14,118,499    14,864,182    17,411,010    133,116,818    218,185,753
  Net asset value of units
    redeemed or used to meet
    contract obligations....   (5,593,513)   (2,301,128)   (5,103,765)   (2,265,166)   (53,461,059)   (24,775,225)
                              -----------   -----------   -----------   -----------   ------------   ------------
Net increase from unit
  transactions..............   14,620,404    11,817,371     9,760,417    15,145,844     79,655,759    193,410,528
                              -----------   -----------   -----------   -----------   ------------   ------------
Net increase in net
  assets....................   10,108,677    15,761,037     8,943,940    15,327,873     56,360,593    217,725,554
Net assets beginning of
  year......................   15,927,915       166,878    15,574,916       247,043    219,354,790      1,629,236
                              -----------   -----------   -----------   -----------   ------------   ------------
Net assets end of year*.....  $26,036,592   $15,927,915   $24,518,856   $15,574,916   $275,715,383   $219,354,790
                              ===========   ===========   ===========   ===========   ============   ============
Unit transactions:
Units outstanding beginning
  of year...................    1,074,763        15,811     1,520,029        24,732     16,952,783        154,728
Units issued during the
  year......................    1,496,878     1,253,630     1,469,813     1,720,663     10,935,860     18,916,259
Units redeemed during the
  year......................     (420,986)     (194,678)     (503,219)     (225,366)    (4,475,998)    (2,118,204)
                              -----------   -----------   -----------   -----------   ------------   ------------
Units outstanding end of
  year......................    2,150,655     1,074,763     2,486,623     1,520,029     23,412,645     16,952,783
                              ===========   ===========   ===========   ===========   ============   ============
---------------
* Includes undistributed net
  investment income (loss)
  of:                         $ 2,371,557   $   207,945   $ 2,399,050   $   671,490   $ (2,030,934)  $ (1,286,130)
                              ===========   ===========   ===========   ===========   ============   ============

                       See notes to financial statements.

                                                   MONY CUSTOM MASTER
     ---------------------------------------------------------------------------------------------------------------
                                              ENTERPRISE ACCUMULATION TRUST
     ---------------------------------------------------------------------------------------------------------------
             GROWTH AND                 SMALL COMPANY                  EQUITY                      CAPITAL
               INCOME                      GROWTH                      INCOME                    APPRECIATION
             SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
     --------------------------   -------------------------   -------------------------   --------------------------
         2000          1999          2000          1999          2000          1999           2000          1999
     ------------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
     $ (1,266,334)  $  (409,896)  $  (198,831)  $   (79,785)  $  (208,424)  $  (133,289)  $  2,465,846   $  (143,656)
                      1,292,661     4,171,459       397,107      (902,162)      181,535      2,719,867       560,264
        1,666,560
                 )    4,713,749    (6,552,552)    4,698,213     2,400,227      (510,001)   (13,474,845)    8,006,641
         (698,423
     ------------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
                 )    5,596,514    (2,579,924)    5,015,535     1,289,641      (461,755)    (8,289,132)    8,423,249
         (298,197
     ------------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
                     87,801,810    60,265,053    17,374,555    10,150,652    29,981,260     45,413,258    25,145,239
       81,987,873
                 )   (7,257,393)   (9,995,118)   (1,189,968)   (9,773,781)   (3,250,564)    (7,660,397)   (3,310,266)
      (19,821,334
     ------------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
                     80,544,417    50,269,935    16,184,587       376,871    26,730,696     37,752,861    21,834,973
       62,166,539
     ------------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
       61,868,342    86,140,931    47,690,011    21,200,122     1,666,512    26,268,941     29,463,729    30,258,222
       86,412,931       272,000    21,394,488       194,366    26,467,959       199,018     30,482,628       224,406
     ------------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
     $148,281,273   $86,412,931   $69,084,499   $21,394,488   $28,134,471   $26,467,959   $ 59,946,357   $30,482,628
     ============   ===========   ===========   ===========   ===========   ===========   ============   ===========
                         26,693     1,281,793        17,887     2,472,972        19,409      1,802,006        20,360
        7,122,762
        6,781,198     7,726,203     3,412,595     1,354,866       980,933     2,757,380      2,856,674     2,046,259
                 )     (630,134)     (578,150)      (90,960)     (953,304)     (303,817)      (491,008)     (264,613)
       (1,633,908
     ------------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
       12,270,052     7,122,762     4,116,238     1,281,793     2,500,601     2,472,972      4,167,672     1,802,006
     ============   ===========   ===========   ===========   ===========   ===========   ============   ===========
       (1,676,305)  $  (409,971)  $  (278,683)  $   (79,852)  $  (341,760)  $  (133,336)  $  2,322,141   $  (143,705)
     $
     ============   ===========   ===========   ===========   ===========   ===========   ============   ===========

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                        MONY CUSTOM MASTER
                                 ------------------------------------------------------------------------------------------------
                                                  ENTERPRISE ACCUMULATION TRUST
                                 ---------------------------------------------------------------              DREYFUS
                                           MULTI-CAP                                                           STOCK
                                             GROWTH                          BALANCED                          INDEX
                                           SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                 ------------------------------   ------------------------------   ------------------------------
                                                FOR THE PERIOD                   FOR THE PERIOD                   FOR THE PERIOD
                                 FOR THE YEAR   JULY 15, 1999**   FOR THE YEAR   JULY 12, 1999**   FOR THE YEAR   JULY 20, 1999**
                                    ENDED           THROUGH          ENDED           THROUGH          ENDED           THROUGH
                                 DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                     2000            1999             2000            1999             2000            1999
                                 ------------   ---------------   ------------   ---------------   ------------   ---------------
From operations:
Net investment income (loss)...  $ (1,461,784)    $   (76,869)    $   (73,122)     $  (23,876)     $  1,134,734     $   241,727
Net realized gain (loss) on
  investments..................     4,943,899         378,162         151,372          10,054           948,461          78,396
Net change in unrealized
  appreciation (depreciation)
  of investments...............   (58,309,366)      9,190,475        (189,101)        494,105       (10,610,917)      3,144,960
                                 ------------     -----------     -----------      ----------      ------------     -----------
Net increase (decrease) in net
  assets resulting from
  operations...................   (54,827,251)      9,491,768        (110,851)        480,283        (8,527,722)      3,465,083
                                 ------------     -----------     -----------      ----------      ------------     -----------
From unit transactions:
  Net proceeds from the
    issuance of units..........   141,128,546      38,409,014       7,951,063       9,569,175        59,774,081      43,565,519
  Net asset value of units
    redeemed or used to meet
    contract obligations.......   (20,261,196)     (1,188,222)     (2,558,484)       (422,003)      (11,832,017)     (2,026,270)
                                 ------------     -----------     -----------      ----------      ------------     -----------
Net increase from unit
  transactions.................   120,867,350      37,220,792       5,392,579       9,147,172        47,942,064      41,539,249
                                 ------------     -----------     -----------      ----------      ------------     -----------
Net increase in net assets.....    66,040,099      46,712,560       5,281,728       9,627,455        39,414,342      45,004,332
Net assets beginning of
  period.......................    46,712,560               0       9,627,455               0        45,004,332               0
                                 ------------     -----------     -----------      ----------      ------------     -----------
Net assets end of period*......  $112,752,659     $46,712,560     $14,909,183      $9,627,455      $ 84,418,674     $45,004,332
                                 ============     ===========     ===========      ==========      ============     ===========
Unit transactions:
Units outstanding beginning of
  period.......................     1,605,055               0         917,822               0         4,223,029               0
Units issued during the
  period.......................     4,825,288       1,654,605         781,243         960,848         5,776,696       4,427,435
Units redeemed during the
  period.......................      (768,242)        (49,550)       (252,153)        (43,026)       (1,151,681)       (204,406)
                                 ------------     -----------     -----------      ----------      ------------     -----------
Units outstanding end of
  period.......................     5,662,101       1,605,055       1,446,912         917,822         8,848,044       4,223,029
                                 ============     ===========     ===========      ==========      ============     ===========
---------------
 * Includes undistributed net
   investment income (loss) of:  $ (1,538,653)    $   (76,869)    $   (96,998)     $  (23,876)     $  1,376,461     $   241,727
                                 ============     ===========     ===========      ==========      ============     ===========
** Commencement of operations

                       See notes to financial statements.

                                  MONY CUSTOM MASTER
    ------------------------------------------------------------------------------
                                      FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
               DREYFUS               ---------------------------------------------
               SOCIALLY                           VIP                    VIP II
             RESPONSIBLE                         GROWTH                CONTRAFUND
              SUBACCOUNT                       SUBACCOUNT              SUBACCOUNT
    ------------------------------   ------------------------------   ------------
                   FOR THE PERIOD                   FOR THE PERIOD
    FOR THE YEAR   JULY 23, 1999**   FOR THE YEAR   JULY 15, 1999**   FOR THE YEAR
       ENDED           THROUGH          ENDED           THROUGH          ENDED
    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
        2000            1999             2000            1999             2000
    ------------   ---------------   ------------   ---------------   ------------
    $   (32,775)     $  182,771      $  2,251,611     $   (49,919)    $ 3,275,796
        211,422          30,957           655,768         107,909          (1,607)
               )        492,953       (11,672,125)      2,872,011      (7,845,786)
     (2,038,422
    -----------      ----------      ------------     -----------     -----------
               )        706,681        (8,764,746)      2,930,001      (4,571,597)
     (1,859,775
    -----------      ----------      ------------     -----------     -----------
     11,767,133       5,686,675        53,137,626      20,065,183      45,706,431
               )       (261,029)       (6,896,196)       (743,933)     (5,819,433)
     (1,309,806
    -----------      ----------      ------------     -----------     -----------
     10,457,327       5,425,646        46,241,430      19,321,250      39,886,998
    -----------      ----------      ------------     -----------     -----------
      8,597,552       6,132,327        37,476,684      22,251,251      35,315,401
      6,132,327               0        22,251,251               0      25,891,838
    -----------      ----------      ------------     -----------     -----------
    $14,729,879      $6,132,327      $ 59,727,935     $22,251,251     $61,207,239
    ===========      ==========      ============     ===========     ===========
        529,031               0         1,948,202               0       2,355,687
      1,034,031         554,261         4,623,951       2,020,566       4,236,849
       (115,570)        (25,230)         (612,499)        (72,364)       (543,730)
    -----------      ----------      ------------     -----------     -----------
      1,447,492         529,031         5,959,654       1,948,202       6,048,806
    ===========      ==========      ============     ===========     ===========
        149,996      $  182,771      $  2,201,692     $   (49,919)    $ 3,213,953
    $
    ===========      ==========      ============     ===========     ===========

                    MONY CUSTOM MASTER
     ------------------------------------------------
        FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
     ------------------------------------------------
         VIP II                   VIP III
       CONTRAFUND           GROWTH OPPORTUNITIES
       SUBACCOUNT                SUBACCOUNT
     ---------------   ------------------------------
     FOR THE PERIOD                   FOR THE PERIOD
     JULY 20, 1999**   FOR THE YEAR   JULY 22, 1999**
         THROUGH          ENDED           THROUGH
      DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
          1999             2000            1999
     ---------------   ------------   ---------------
       $   (61,843)    $   572,606      $  (22,289)
            64,643        (368,794)             15
         2,819,236      (3,216,304)        283,442
       -----------     -----------      ----------
         2,822,036      (3,012,492)        261,168
       -----------     -----------      ----------
        24,290,922      13,413,437       9,187,365
        (1,221,120)     (2,841,736)       (473,515)
       -----------     -----------      ----------
        23,069,802      10,571,701       8,713,850
       -----------     -----------      ----------
        25,891,838       7,559,209       8,975,018
                 0       8,975,018               0
       -----------     -----------      ----------
       $25,891,838     $16,534,227      $8,975,018
       ===========     ===========      ==========
                 0         913,852               0
         2,479,149       1,455,949         963,098
          (123,462)       (309,556)        (49,246)
       -----------     -----------      ----------
         2,355,687       2,060,245         913,852
       ===========     ===========      ==========
       $   (61,843)    $   550,317      $  (22,289)
       ===========     ===========      ==========

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                 MONY CUSTOM MASTER
                                   -----------------------------------------------
                                                 JANUS ASPEN SERIES
                                   -----------------------------------------------
                                              AGGRESSIVE
                                                GROWTH                  BALANCED
                                              SUBACCOUNT               SUBACCOUNT
                                   --------------------------------   ------------
                                   FOR THE YEAR    FOR THE PERIOD     FOR THE YEAR
                                      ENDED        JULY 19, 1999**       ENDED
                                   DECEMBER 31,        THROUGH        DECEMBER 31,
                                       2000       DECEMBER 31, 1999       2000
                                   ------------   -----------------   ------------
From operations:
Net investment income (loss).....  $  9,845,003      $   (65,628)     $ 5,180,741
Net realized gain on
  investments....................     5,201,480          493,792          537,478
Net change in unrealized
  appreciation (depreciation) of
  investments....................   (56,178,064)       8,768,576       (7,864,578)
                                   ------------      -----------      -----------
Net increase (decrease) in net
  assets resulting from
  operations.....................   (41,131,581)       9,196,740       (2,146,359)
                                   ------------      -----------      -----------
From unit transactions:
  Net proceeds from the issuance
    of units.....................   103,593,557       26,709,744       51,285,889
  Net asset value of units
    redeemed or used to meet
    contract obligations.........   (16,903,805)        (962,351)      (5,323,905)
                                   ------------      -----------      -----------
Net increase from unit
  transactions...................    86,689,752       25,747,393       45,961,984
                                   ------------      -----------      -----------
Net increase in net assets.......    45,558,171       34,944,133       43,815,625
Net assets beginning of period...    34,944,133                0       21,277,042
                                   ------------      -----------      -----------
Net assets end of period*........  $ 80,502,304      $34,944,133      $65,092,667
                                   ============      ===========      ===========
Unit transactions:
Units outstanding beginning of
  period.........................     2,153,830                0        1,933,982
Units issued during the period...     6,333,036        2,227,213        4,689,877
Units redeemed during the
  period.........................    (1,102,526)         (73,383)        (490,337)
                                   ------------      -----------      -----------
Units outstanding end of
  period.........................     7,384,340        2,153,830        6,133,522
                                   ============      ===========      ===========
---------------
 * Includes undistributed net
   investment income (loss) of:    $  9,779,375      $   (65,628)     $ 5,357,476
                                   ============      ===========      ===========
** Commencement of operations

                                                                     MONY CUSTOM MASTER
                                   ---------------------------------------------------------------------------------------
                                                                     JANUS ASPEN SERIES
                                   ---------------------------------------------------------------------------------------
                                                                   CAPITAL                           WORLDWIDE
                                       BALANCED                  APPRECIATION                          GROWTH
                                      SUBACCOUNT                  SUBACCOUNT                         SUBACCOUNT
                                   -----------------   --------------------------------   --------------------------------
                                    FOR THE PERIOD     FOR THE YEAR    FOR THE PERIOD     FOR THE YEAR    FOR THE PERIOD
                                    JULY 19, 1999**       ENDED        JULY 15, 1999**       ENDED        JULY 15, 1999**
                                        THROUGH        DECEMBER 31,        THROUGH        DECEMBER 31,        THROUGH
                                   DECEMBER 31, 1999       2000       DECEMBER 31, 1999       2000       DECEMBER 31, 1999
                                   -----------------   ------------   -----------------   ------------   -----------------
From operations:
Net investment income (loss).....     $   176,735      $     68,608      $   (15,093)     $  6,395,363      $   (45,742)
Net realized gain on
  investments....................          38,860         3,677,274          174,017         3,195,249          215,918
Net change in unrealized
  appreciation (depreciation) of
  investments....................       1,804,653       (21,663,859)       8,496,301       (30,398,715)       5,002,880
                                      -----------      ------------      -----------      ------------      -----------
Net increase (decrease) in net
  assets resulting from
  operations.....................       2,020,248       (17,917,977)       8,655,225       (20,808,103)       5,173,056
                                      -----------      ------------      -----------      ------------      -----------
From unit transactions:
  Net proceeds from the issuance
    of units.....................      19,947,065        65,277,921       30,469,798        98,908,139       20,188,770
  Net asset value of units
    redeemed or used to meet
    contract obligations.........        (690,271)       (9,974,636)      (1,014,144)       (9,324,260)        (663,807)
                                      -----------      ------------      -----------      ------------      -----------
Net increase from unit
  transactions...................      19,256,794        55,303,285       29,455,654        89,583,879       19,524,963
                                      -----------      ------------      -----------      ------------      -----------
Net increase in net assets.......      21,277,042        37,385,308       38,110,879        68,775,776       24,698,019
Net assets beginning of period...               0        38,110,879                0        24,698,019                0
                                      -----------      ------------      -----------      ------------      -----------
Net assets end of period*........     $21,277,042      $ 75,496,187      $38,110,879      $ 93,473,795      $24,698,019
                                      ===========      ============      ===========      ============      ===========
Unit transactions:
Units outstanding beginning of
  period.........................               0         2,955,486                0         1,775,017                0
Units issued during the period...       2,004,157         5,107,464        3,052,727         6,987,654        1,833,953
Units redeemed during the
  period.........................         (70,175)         (808,589)         (97,241)         (687,456)         (58,936)
                                      -----------      ------------      -----------      ------------      -----------
Units outstanding end of
  period.........................       1,933,982         7,254,361        2,955,486         8,075,215        1,775,017
                                      ===========      ============      ===========      ============      ===========
---------------
 * Includes undistributed net
   investment income (loss) of:       $   176,735      $     53,515      $   (15,093)     $  6,349,621      $   (45,742)
                                      ===========      ============      ===========      ============      ===========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS:

     MONY America Variable Account A (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Payment Variable Annuity policies (MONYMaster, ValueMaster and MONY Custom Master). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to MONY Custom Master is presented here.

     There are twenty-five MONY Custom Master subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc.(the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost-basis. Dividend income and distributions of net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS:

     MONY America is the legal owner of the assets of the Variable Account.

     Purchase payments received from MONY America by the Variable Account represent gross purchase payments recorded by MONY America less deductions retained as compensation for any premium taxes.

     A periodic deduction is made from the cash value of the contract for the Annual Contract Charge. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated by the Variable Account as contractholder redemptions. For the year ended December 31, 2000, the amount deducted for such purposes for all MONY Custom Master subaccounts was $85,634,493.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 1.35% (1.25% prior to August 16, 2000) of the average daily net assets of each of the subaccounts of MONY Custom Master. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and the proceeds from shares redeemed by each subaccount during the year ended December 31, 2000 were as follows:

                                                        COST OF SHARES
                                                           ACQUIRED
                                                          (EXCLUDES        PROCEEDS FROM
MONY CUSTOM MASTER SUBACCOUNTS                          REINVESTMENTS)    SHARES REDEEMED
------------------------------                          --------------    ---------------
MONY Series Fund, Inc.
Intermediate Term Bond Portfolio......................   $ 10,938,934      $  3,578,455
Long Term Bond Portfolio..............................     15,895,080         6,807,536
Government Securities Portfolio.......................     13,465,017         7,183,082
Money Market Portfolio................................    219,678,882       203,040,876
Enterprise Accumulation Trust
Equity Portfolio......................................    105,996,357        18,601,526
Small Company Value Portfolio.........................     42,973,898        14,879,565
Managed Portfolio.....................................     89,449,554        51,058,785
International Growth Portfolio........................     21,991,702         7,663,892
High Yield Bond Portfolio.............................     15,785,638         6,289,201
Growth Portfolio......................................    139,546,476        63,228,438
Growth and Income Portfolio...........................     85,665,037        25,103,385
Small Company Growth Portfolio........................     63,041,921        13,434,230
Equity Income Portfolio...............................     11,409,351        11,358,602
Capital Appreciation Portfolio........................     47,841,703        10,764,584
Multi-Cap Growth Portfolio............................    145,864,463        26,487,674
Balanced Portfolio....................................      8,539,199         3,308,674

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS: (CONTINUED)

                                                        COST OF SHARES
                                                           ACQUIRED
                                                          (EXCLUDES        PROCEEDS FROM
MONY CUSTOM MASTER SUBACCOUNTS                          REINVESTMENTS)    SHARES REDEEMED
------------------------------                          --------------    ---------------
Dreyfus
Dreyfus Stock Index Fund..............................   $ 62,930,287      $ 15,922,421
Dreyfus Socially Responsible Growth Fund, Inc.........     12,307,407         1,998,070
Fidelity Variable Insurance Products Funds
VIP Growth Portfolio..................................     55,197,098         9,546,318
VIP II Contrafund Portfolio...........................     47,652,619         8,381,586
VIP III Growth Opportunities Portfolio................     14,050,934         3,666,828
Janus Aspen Series
Aggressive Growth Portfolio...........................    107,226,332        21,611,123
Balanced Portfolio....................................     53,640,726         8,267,543
Capital Appreciation Portfolio........................     68,747,646        14,346,024
Worldwide Growth Portfolio............................    102,505,926        13,881,870

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account A -- MONY Custom Master

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the MONY Custom Master's Subaccounts of MONY America Variable Account A at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with the funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 12, 2001

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000

                                                                              MONYMASTER
                                                  ------------------------------------------------------------------
                                                                        MONY SERIES FUND, INC.
                                                  ------------------------------------------------------------------
                                                    EQUITY       EQUITY     INTERMEDIATE    LONG TERM
                                                    GROWTH       INCOME      TERM BOND        BOND       DIVERSIFIED
                                                  SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                  ----------   ----------   ------------   -----------   -----------
ASSETS
Shares held in respective Funds.................      9,057        1,584        484,792        803,650        5,779
                                                   ========    =========     ==========    ===========    =========
Investments at cost.............................   $364,552    $  36,279     $5,258,917    $10,606,749    $ 102,913
                                                   ========    =========     ==========    ===========    =========
Investments in respective Funds, at net asset
  value.........................................   $318,065    $  32,914     $5,318,163    $10,664,430    $ 103,556
Amount due from MONY............................          0            0              0              0            0
Amount due from respective Funds................          0            0            605             14            0
                                                   --------    ---------     ----------    -----------    ---------
        Total assets............................    318,065       32,914      5,318,768     10,664,444      103,556
                                                   --------    ---------     ----------    -----------    ---------
LIABILITIES
Amount due to MONY..............................        151           22          3,157          5,148           55
Amount due to respective Funds..................          0            0              0              0            0
                                                   --------    ---------     ----------    -----------    ---------
        Total liabilities.......................        151           22          3,157          5,148           55
                                                   --------    ---------     ----------    -----------    ---------
Net assets......................................   $317,914    $  32,892     $5,315,611    $10,659,296    $ 103,501
                                                   ========    =========     ==========    ===========    =========
Net assets consist of:
  Contractholders' net payments.................   $(98,392)   $(350,688)    $2,535,241    $ 4,855,421    $(186,320)
  Undistributed net investment income...........    193,127      195,192      2,676,540      5,203,266      161,979
  Accumulated net realized gain on
    investments.................................    269,666      191,753         44,584        542,928      127,199
  Net unrealized appreciation (depreciation) of
    investments.................................    (46,487)      (3,365)        59,246         57,681          643
                                                   --------    ---------     ----------    -----------    ---------
Net assets......................................   $317,914    $  32,892     $5,315,611    $10,659,296    $ 103,501
                                                   ========    =========     ==========    ===========    =========
Number of units outstanding*....................      5,200          713        262,037        409,273        2,432
                                                   --------    ---------     ----------    -----------    ---------
Net asset value per unit outstanding*...........   $  61.13    $   46.15     $    20.29    $     26.04    $   42.56
                                                   ========    =========     ==========    ===========    =========

                                                         MONYMASTER          VALUEMASTER
                                                  ------------------------   -----------
                                                          MONY SERIES FUND, INC.
                                                  --------------------------------------
                                                     MONEY      GOVERNMENT      MONEY
                                                    MARKET      SECURITIES     MARKET
                                                  SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                  -----------   ----------   -----------
ASSETS
Shares held in respective Funds.................   17,099,322     295,453      543,814
                                                  ===========   ==========    ========
Investments at cost.............................  $17,099,322   $3,210,782    $543,814
                                                  ===========   ==========    ========
Investments in respective Funds, at net asset
  value.........................................  $17,099,322   $3,335,670    $543,814
Amount due from MONY............................           96           0            0
Amount due from respective Funds................          385           8            0
                                                  -----------   ----------    --------
        Total assets............................   17,099,803   3,335,678      543,814
                                                  -----------   ----------    --------
LIABILITIES
Amount due to MONY..............................        8,540       1,610          276
Amount due to respective Funds..................           96           0            0
                                                  -----------   ----------    --------
        Total liabilities.......................        8,636       1,610          276
                                                  -----------   ----------    --------
Net assets......................................  $17,091,167   $3,334,068    $543,538
                                                  ===========   ==========    ========
Net assets consist of:
  Contractholders' net payments.................  $10,362,308   $2,573,082    $420,623
  Undistributed net investment income...........    6,728,859     579,703      122,915
  Accumulated net realized gain on
    investments.................................            0      56,395            0
  Net unrealized appreciation (depreciation) of
    investments.................................            0     124,888            0
                                                  -----------   ----------    --------
Net assets......................................  $17,091,167   $3,334,068    $543,538
                                                  ===========   ==========    ========
Number of units outstanding*....................    1,000,157     247,439       34,862
                                                  -----------   ----------    --------
Net asset value per unit outstanding*...........  $     17.09   $   13.47     $  15.59
                                                  ===========   ==========    ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 2000

                                                                 VALUEMASTER
                                           --------------------------------------------------------
                                                            OCC ACCUMULATION TRUST
                                           --------------------------------------------------------
                                           US GOVERNMENT
                                               BOND           EQUITY      SMALL CAP       MANAGED
                                            SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                           -------------    ----------    ----------    -----------
ASSETS
Shares held in respective Funds..........      15,644          15,225         7,211          92,205
                                             ========        ========      ========     ===========
Investments at cost......................    $166,032        $525,630      $172,236     $ 3,759,499
                                             ========        ========      ========     ===========
Investments in respective Funds, at net
  asset value............................    $164,264        $549,484      $232,552     $ 3,983,248
                                             --------        --------      --------     -----------
          Total assets...................     164,264         549,484       232,552       3,983,248
                                             --------        --------      --------     -----------
LIABILITIES
Amount due to MONY.......................          82             250           102           1,864
                                             --------        --------      --------     -----------
          Total liabilities..............          82             250           102           1,864
                                             --------        --------      --------     -----------
Net assets...............................    $164,182        $549,234      $232,450     $ 3,981,384
                                             ========        ========      ========     ===========
Net assets consist of:
  Contractholders' net payments..........    $ (5,287)       $230,459      $ 13,318     $(4,788,306)
  Undistributed net investment income....     179,740         111,498        30,287       1,432,218
  Accumulated net realized gain (loss) on
     investments.........................      (8,503)        183,423       128,529       7,113,723
  Net unrealized appreciation
     (depreciation) of investments.......      (1,768)         23,854        60,316         223,749
                                             --------        --------      --------     -----------
Net assets...............................    $164,182        $549,234      $232,450     $ 3,981,384
                                             ========        ========      ========     ===========
Number of units outstanding*.............       8,478          11,029         5,414          65,554
                                             --------        --------      --------     -----------
Net asset value per unit outstanding*....    $  19.37        $  49.80      $  42.93     $     60.73
                                             ========        ========      ========     ===========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 2000

                                                          MONYMASTER
                           -------------------------------------------------------------------------
                                                 ENTERPRISE ACCUMULATION TRUST
                           -------------------------------------------------------------------------
                                          SMALL COMPANY                  INTERNATIONAL   HIGH YIELD
                              EQUITY          VALUE         MANAGED         GROWTH          BOND
                            SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                           ------------   -------------   ------------   -------------   -----------
ASSETS
Shares held in respective
  Funds..................     1,440,401      1,274,385       5,877,831      1,266,415      1,190,147
                           ============    ===========    ============    ===========    ===========
Investments at cost......  $ 52,713,826    $36,677,570    $184,413,223    $10,966,820    $ 6,091,757
                           ============    ===========    ============    ===========    ===========
Investments in respective
  Funds, at net asset
  value..................  $ 40,216,010    $33,376,130    $142,184,738    $ 8,788,918    $ 5,331,859
Amount due from MONY.....           736            126           1,269             64              0
Amount due from
  respective Funds.......        13,883         93,336          74,715         44,326              7
                           ------------    -----------    ------------    -----------    -----------
          Total assets...    40,230,629     33,469,592     142,260,722      8,833,308      5,331,866
                           ------------    -----------    ------------    -----------    -----------
LIABILITIES
Amount due to MONY.......        33,161        108,973         142,169         48,600          2,572
Amount due to respective
  Funds..................           736            126           1,269             64              0
                           ------------    -----------    ------------    -----------    -----------
          Total
           liabilities...        33,897        109,099         143,438         48,664          2,572
                           ------------    -----------    ------------    -----------    -----------
Net assets...............  $ 40,196,732    $33,360,493    $142,117,284    $ 8,784,644    $ 5,329,294
                           ============    ===========    ============    ===========    ===========
Net assets consist of:
  Contractholders' net
     payments............  $    615,337    $ 4,204,770    $(38,589,998)   $ 5,775,510    $ 4,311,292
  Undistributed net
     investment income...    23,191,697     16,718,057     145,580,079      1,677,116      3,019,960
  Accumulated net
     realized gain (loss)
     on investments......    28,887,514     15,739,106      77,355,688      3,509,920     (1,242,060)
  Net unrealized
     depreciation of
     investments.........   (12,497,816)    (3,301,440)    (42,228,485)    (2,177,902)      (759,898)
                           ------------    -----------    ------------    -----------    -----------
Net assets...............  $ 40,196,732    $33,360,493    $142,117,284    $ 8,784,644    $ 5,329,294
                           ============    ===========    ============    ===========    ===========
Number of units
  outstanding*...........       840,624        659,362       2,338,607        520,115        365,134
                           ------------    -----------    ------------    -----------    -----------
Net asset value per unit
  outstanding*...........  $      47.82    $     50.60    $      60.77    $     16.89    $     14.60
                           ============    ===========    ============    ===========    ===========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                 MONYMASTER
                                      -----------------------------------------------------------------
                                                           MONY SERIES FUND, INC.
                                      -----------------------------------------------------------------
                                        EQUITY       EQUITY     INTERMEDIATE   LONG TERM
                                        GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED
                                      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                      ----------   ----------   ------------   ----------   -----------
Dividend income.....................  $       0     $  1,043     $ 540,343     $1,147,498    $    493
Distribution of net realized
  gains.............................     77,631        8,597             0              0      20,664
Mortality and expense risk
  charges...........................     (4,616)        (726)      (89,696)      (173,802)     (1,557)
                                      ---------     --------     ---------     ----------    --------
Net investment income...............     73,015        8,914       450,647        973,696      19,600
                                      ---------     --------     ---------     ----------    --------
Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on
     investments....................     46,095      (13,550)     (316,108)      (711,373)      1,734
  Net change in unrealized
     appreciation (depreciation) of
     investments....................   (154,241)       4,281       247,508      1,461,512     (31,030)
                                      ---------     --------     ---------     ----------    --------
Net realized and unrealized gain
  (loss) on investments.............   (108,146)      (9,269)      (68,600)       750,139     (29,296)
                                      ---------     --------     ---------     ----------    --------
Net increase (decrease) in net
  assets resulting from
  operations........................  $ (35,131)    $   (355)    $ 382,047     $1,723,835    $ (9,696)
                                      =========     ========     =========     ==========    ========

                                            MONYMASTER          VALUEMASTER
                                      -----------------------   -----------
                                             MONY SERIES FUND, INC.
                                      -------------------------------------
                                        MONEY      GOVERNMENT      MONEY
                                        MARKET     SECURITIES     MARKET
                                      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                      ----------   ----------   -----------
Dividend income.....................  $1,515,836   $ 376,408      $36,939
Distribution of net realized
  gains.............................           0         100            0
Mortality and expense risk
  charges...........................    (322,081)    (62,863)      (7,743)
                                      ----------   ---------      -------
Net investment income...............   1,193,755     313,645       29,196
                                      ----------   ---------      -------
Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on
     investments....................           0    (130,839)           0
  Net change in unrealized
     appreciation (depreciation) of
     investments....................           0     161,673            0
                                      ----------   ---------      -------
Net realized and unrealized gain
  (loss) on investments.............           0      30,834            0
                                      ----------   ---------      -------
Net increase (decrease) in net
  assets resulting from
  operations........................  $1,193,755   $ 344,479      $29,196
                                      ==========   =========      =======

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENT OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                  VALUEMASTER
                                            -------------------------------------------------------
                                                            OCC ACCUMULATION TRUST
                                            -------------------------------------------------------
                                            US GOVERNMENT
                                                BOND           EQUITY      SMALL CAP      MANAGED
                                             SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                            -------------    ----------    ----------    ----------
Dividend income...........................     $ 9,702        $  4,579      $ 1,139      $  69,401
Distribution of net realized gains........           0          59,163            0        387,527
Mortality and expense risk charges........      (2,397)         (6,491)      (2,349)       (55,324)
                                               -------        --------      -------      ---------
Net investment income (loss)..............       7,305          57,251       (1,210)       401,604
                                               -------        --------      -------      ---------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
     investments..........................      (5,762)         34,601        5,417         50,062
  Net change in unrealized appreciation
     (depreciation) of investments........      13,860         (53,354)      64,940       (194,580)
                                               -------        --------      -------      ---------
Net realized and unrealized gain (loss) on
  investments.............................       8,098         (18,753)      70,357       (144,518)
                                               -------        --------      -------      ---------
Net increase in net assets resulting from
  operations..............................     $15,403        $ 38,498      $69,147      $ 257,086
                                               =======        ========      =======      =========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENT OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                               MONYMASTER
                                -------------------------------------------------------------------------
                                                      ENTERPRISE ACCUMULATION TRUST
                                -------------------------------------------------------------------------
                                               SMALL COMPANY                  INTERNATIONAL   HIGH YIELD
                                   EQUITY          VALUE         MANAGED         GROWTH          BOND
                                 SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                ------------   -------------   ------------   -------------   -----------
Dividend income...............  $    369,333   $     54,826    $  3,393,168    $    21,512    $   797,586
Distribution of net realized
  gains.......................    13,306,309      7,036,291      52,598,989      1,046,596              0
Mortality and expense risk
  charges.....................      (877,691)      (603,987)     (2,669,326)      (191,920)      (104,305)
                                ------------   ------------    ------------    -----------    -----------
Net investment income.........    12,797,951      6,487,130      53,322,831        876,188        693,281
                                ------------   ------------    ------------    -----------    -----------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
     investments..............     9,115,497      4,804,704     (32,068,244)     2,362,957     (1,168,320)
  Net change in unrealized
     appreciation
     (depreciation) of
     investments..............   (19,810,270)   (10,727,175)    (24,735,815)    (6,749,152)       212,650
                                ------------   ------------    ------------    -----------    -----------
Net realized and unrealized
  loss on investments.........   (10,694,773)    (5,922,471)    (56,804,059)    (4,386,195)      (955,670)
                                ------------   ------------    ------------    -----------    -----------
Net increase (decrease) in net
  assets resulting from
  operations..................  $  2,103,178   $    564,659    $ (3,481,228)   $(3,510,007)   $  (262,389)
                                ============   ============    ============    ===========    ===========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                       STATEMENT OF CHANGES IN NET ASSETS

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          MONYMASTER
                             ----------------------------------------------------------------------------------------------------
                                                                    MONY SERIES FUND, INC.
                             ----------------------------------------------------------------------------------------------------
                                 EQUITY GROWTH          EQUITY INCOME        INTERMEDIATE TERM BOND          LONG TERM BOND
                                  SUBACCOUNT              SUBACCOUNT               SUBACCOUNT                  SUBACCOUNT
                             ---------------------   --------------------   -------------------------   -------------------------
                               2000        1999        2000       1999         2000          1999          2000          1999
                             ---------   ---------   --------   ---------   -----------   -----------   -----------   -----------
From operations:
  Net investment income....  $  73,015   $  30,462   $  8,914   $  12,010   $   450,647   $   358,104   $   973,696   $   915,762
  Net realized gain (loss)
     on investments........     46,095     107,922    (13,550)    104,552      (316,108)      116,482      (711,373)      384,100
  Net change in unrealized
     appreciation
     (depreciation) of
     investments...........   (154,241)     (5,640)     4,281    (100,952)      247,508      (576,482)    1,461,512    (3,083,919)
                             ---------   ---------   --------   ---------   -----------   -----------   -----------   -----------
Net increase (decrease) in
  net assets resulting from
  operations...............    (35,131)    132,744       (355)     15,610       382,047      (101,896)    1,723,835    (1,784,057)
                             ---------   ---------   --------   ---------   -----------   -----------   -----------   -----------
From unit transactions:
  Net proceeds from the
     issuance of units.....          0     206,772          0       1,834       509,528     1,471,051       860,237     3,476,254
  Net asset value of units
     redeemed or used to
     meet contract
     obligations...........   (115,061)   (186,160)   (46,239)   (276,501)   (5,037,789)   (2,698,601)   (8,992,500)   (5,810,457)
                             ---------   ---------   --------   ---------   -----------   -----------   -----------   -----------
Net increase (decrease)
  from unit transactions...   (115,061)     20,612    (46,239)   (274,667)   (4,528,261)   (1,227,550)   (8,132,263)   (2,334,203)
                             ---------   ---------   --------   ---------   -----------   -----------   -----------   -----------
Net increase (decrease) in
  net assets...............   (150,192)    153,356    (46,594)   (259,057)   (4,146,214)   (1,329,446)   (6,408,428)   (4,118,260)
Net assets beginning of
  year.....................    468,106     314,750     79,486     338,543     9,461,825    10,791,271    17,067,724    21,185,984
                             ---------   ---------   --------   ---------   -----------   -----------   -----------   -----------
Net assets end of year*....  $ 317,914   $ 468,106   $ 32,892   $  79,486   $ 5,315,611   $ 9,461,825   $10,659,296   $17,067,724
                             =========   =========   ========   =========   ===========   ===========   ===========   ===========
Unit transactions:
Units outstanding beginning
  of year..................      6,920       6,343      1,805       8,207       497,345       561,493       748,499       847,628
Units issued during the
  year.....................          0       3,758          0          44        26,900        77,018        37,105       144,706
Units redeemed during the
  year.....................     (1,720)     (3,181)    (1,092)     (6,446)     (262,208)     (141,166)     (376,331)     (243,835)
                             ---------   ---------   --------   ---------   -----------   -----------   -----------   -----------
Units outstanding end of
  year.....................      5,200       6,920        713       1,805       262,037       497,345       409,273       748,499
                             =========   =========   ========   =========   ===========   ===========   ===========   ===========
---------------
* Includes undistributed
  net investment income of:  $ 193,127   $ 120,112   $195,192   $ 186,278   $ 2,676,540   $ 2,225,893   $ 5,203,266   $ 4,229,570
                             =========   =========   ========   =========   ===========   ===========   ===========   ===========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           MONYMASTER
                                          -----------------------------------------------------------------------------
                                                                     MONY SERIES FUND, INC.
                                          -----------------------------------------------------------------------------
                                              DIVERSIFIED              MONEY MARKET             GOVERNMENT SECURITIES
                                              SUBACCOUNT                SUBACCOUNT                   SUBACCOUNT
                                          -------------------   ---------------------------   -------------------------
                                            2000       1999         2000           1999          2000          1999
                                          --------   --------   ------------   ------------   -----------   -----------
From operations:
  Net investment income.................  $ 19,600   $ 11,735   $  1,193,755   $  1,402,011   $   313,645   $   121,319
  Net realized gain (loss) on
     investments........................     1,734        331              0              0      (130,839)       78,631
  Net change in unrealized appreciation
     (depreciation) of investments......   (31,030)    16,423              0              0       161,673      (239,316)
                                          --------   --------   ------------   ------------   -----------   -----------
Net increase (decrease) in net assets
  resulting from operations.............    (9,696)    28,489      1,193,755      1,402,011       344,479       (39,366)
                                          --------   --------   ------------   ------------   -----------   -----------
From unit transactions:
  Net proceeds from the issuance of
     units..............................         0          0     13,652,936     50,940,179       291,336     1,770,904
  Net asset value of units redeemed or
     used to meet contract
     obligations........................   (13,665)      (138)   (35,274,122)   (63,782,610)   (4,265,821)   (2,037,777)
                                          --------   --------   ------------   ------------   -----------   -----------
Net increase (decrease) from unit
  transactions..........................   (13,665)      (138)   (21,621,186)   (12,842,431)   (3,974,485)     (266,873)
                                          --------   --------   ------------   ------------   -----------   -----------
Net increase (decrease) in net assets...   (23,361)    28,351    (20,427,431)   (11,440,420)   (3,630,006)     (306,239)
Net assets beginning of year............   126,862     98,511     37,518,598     48,959,018     6,964,074     7,270,313
                                          --------   --------   ------------   ------------   -----------   -----------
Net assets end of year*.................  $103,501   $126,862   $ 17,091,167   $ 37,518,598   $ 3,334,068   $ 6,964,074
                                          ========   ========   ============   ============   ===========   ===========
Unit transactions:
Units outstanding beginning of year.....     2,750      2,754      2,301,392      3,114,064       560,120       581,295
Units issued during the year............         0          0        828,513      3,184,197        23,387       142,397
Units redeemed during the year..........      (318)        (4)    (2,129,748)    (3,996,869)     (336,068)     (163,572)
                                          --------   --------   ------------   ------------   -----------   -----------
Units outstanding end of year...........     2,432      2,750      1,000,157      2,301,392       247,439       560,120
                                          ========   ========   ============   ============   ===========   ===========
---------------
* Includes undistributed net investment
  income of:                              $161,979   $142,379   $  6,728,859   $  5,535,104   $   579,703   $   266,058
                                          ========   ========   ============   ============   ===========   ===========

                                                VALUEMASTER
                                          -----------------------
                                          MONY SERIES FUND, INC.
                                          -----------------------
                                               MONEY MARKET
                                                SUBACCOUNT
                                          -----------------------
                                             2000         1999
                                          ----------   ----------
From operations:
  Net investment income.................  $  29,196    $  24,089
  Net realized gain (loss) on
     investments........................          0            0
  Net change in unrealized appreciation
     (depreciation) of investments......          0            0
                                          ---------    ---------
Net increase (decrease) in net assets
  resulting from operations.............     29,196       24,089
                                          ---------    ---------
From unit transactions:
  Net proceeds from the issuance of
     units..............................          0      384,130
  Net asset value of units redeemed or
     used to meet contract
     obligations........................   (114,548)    (295,135)
                                          ---------    ---------
Net increase (decrease) from unit
  transactions..........................   (114,548)      88,995
                                          ---------    ---------
Net increase (decrease) in net assets...    (85,352)     113,084
Net assets beginning of year............    628,890      515,806
                                          ---------    ---------
Net assets end of year*.................  $ 543,538    $ 628,890
                                          =========    =========
Unit transactions:
Units outstanding beginning of year.....     42,281       35,959
Units issued during the year............          0       26,534
Units redeemed during the year..........     (7,419)     (20,212)
                                          ---------    ---------
Units outstanding end of year...........     34,862       42,281
                                          =========    =========
---------------
* Includes undistributed net investment
  income of:                              $ 122,915    $  93,719
                                          =========    =========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             VALUEMASTER
                                    ---------------------------------------------------------------------------------------------
                                                                       OCC ACCUMULATION TRUST
                                    ---------------------------------------------------------------------------------------------
                                        US GOVERNMENT
                                            BOND                  EQUITY               SMALL CAP                 MANAGED
                                         SUBACCOUNT             SUBACCOUNT            SUBACCOUNT               SUBACCOUNT
                                    ---------------------   -------------------   -------------------   -------------------------
                                      2000        1999        2000       1999       2000       1999        2000          1999
                                    ---------   ---------   --------   --------   --------   --------   -----------   -----------
From operations:
  Net investment income (loss)....  $   7,305   $  17,703   $ 57,251   $ 24,587   $ (1,210)  $   (893)  $   401,604   $   336,191
  Net realized gain (loss) on
     investments..................     (5,762)        559     34,601     35,936      5,417      9,459        50,062     2,658,126
  Net change in unrealized
     appreciation (depreciation)
     of investments...............     13,860     (35,339)   (53,354)   (43,012)    64,940    (18,943)     (194,580)   (2,671,142)
                                    ---------   ---------   --------   --------   --------   --------   -----------   -----------
Net increase (decrease) in net
  assets resulting from
  operations......................     15,403     (17,077)    38,498     17,511     69,147    (10,377)      257,086       323,175
                                    ---------   ---------   --------   --------   --------   --------   -----------   -----------
From unit transactions:
  Net proceeds from the issuance
     of units.....................          0           0     13,260    296,453     10,204     87,370        17,347       122,889
  Net asset value of units
     redeemed or used to meet
     contract obligations.........   (170,626)   (343,372)   (86,381)   (63,427)   (22,882)   (49,636)   (2,027,138)   (5,141,206)
                                    ---------   ---------   --------   --------   --------   --------   -----------   -----------
Net increase (decrease) from unit
  transactions....................   (170,626)   (343,372)   (73,121)   233,026    (12,678)    37,734    (2,009,791)   (5,018,317)
                                    ---------   ---------   --------   --------   --------   --------   -----------   -----------
Net increase (decrease) in net
  assets..........................   (155,223)   (360,449)   (34,623)   250,537     56,469     27,357    (1,752,705)   (4,695,142)
Net assets beginning of year......    319,405     679,854    583,857    333,320    175,981    148,624     5,734,089    10,429,231
                                    ---------   ---------   --------   --------   --------   --------   -----------   -----------
Net assets end of year*...........  $ 164,182   $ 319,405   $549,234   $583,857   $232,450   $175,981   $ 3,981,384   $ 5,734,089
                                    =========   =========   ========   ========   ========   ========   ===========   ===========
Unit transactions:
Units outstanding beginning of
  year............................     17,988      37,207     12,729      7,358      5,839      4,781       102,350       193,049
Units issued during the year......          0           0        282      6,757        274      2,780           318         2,295
Units redeemed during the year....     (9,510)    (19,219)    (1,982)    (1,386)      (699)    (1,722)      (37,114)      (92,994)
                                    ---------   ---------   --------   --------   --------   --------   -----------   -----------
Units outstanding end of year.....      8,478      17,988     11,029     12,729      5,414      5,839        65,554       102,350
                                    =========   =========   ========   ========   ========   ========   ===========   ===========
---------------
* Includes undistributed net
  investment income of:             $ 179,740   $ 172,435   $111,498   $ 54,247   $ 30,287   $ 31,497   $ 1,432,218   $ 1,030,614
                                    =========   =========   ========   ========   ========   ========   ===========   ===========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           MONYMASTER
                                     ---------------------------------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                     ---------------------------------------------------------------------------------------
                                                                         SMALL COMPANY
                                               EQUITY                        VALUE                        MANAGED
                                             SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                     ---------------------------   --------------------------   ----------------------------
                                         2000           1999           2000          1999           2000            1999
                                     ------------   ------------   ------------   -----------   -------------   ------------
From operations:
  Net investment income............  $ 12,797,951   $  5,378,267   $  6,487,130   $ 3,133,827   $  53,322,831   $ 49,743,662
  Net realized gain (loss) on
    investments....................     9,115,497      3,552,770      4,804,704     3,190,446     (32,068,244)    16,009,436
  Net change in unrealized
    appreciation (depreciation) of
    investments....................   (19,810,270)       868,698    (10,727,175)    4,047,413     (24,735,815)   (42,655,482)
                                     ------------   ------------   ------------   -----------   -------------   ------------
Net increase (decrease) in net
  assets resulting from
  operations.......................     2,103,178      9,799,735        564,659    10,371,686      (3,481,228)    23,097,616
                                     ------------   ------------   ------------   -----------   -------------   ------------
From unit transactions:
  Net proceeds from the issuance of
    units..........................    14,153,169     13,856,287      9,818,039    11,605,527       8,942,046     36,825,341
  Net asset value of units redeemed
    or used to meet contract
    obligations....................   (54,913,485)   (12,407,631)   (35,503,997)   (7,866,461)   (167,605,660)   (57,532,194)
                                     ------------   ------------   ------------   -----------   -------------   ------------
Net increase (decrease) from unit
  transactions.....................   (40,760,316)     1,448,656    (25,685,958)    3,739,066    (158,663,614)   (20,706,853)
                                     ------------   ------------   ------------   -----------   -------------   ------------
Net increase (decrease) in net
  assets...........................   (38,657,138)    11,248,391    (25,121,299)   14,110,752    (162,144,842)     2,390,763
Net assets beginning of year.......    78,853,870     67,605,479     58,481,792    44,371,040     304,262,126    301,871,363
                                     ------------   ------------   ------------   -----------   -------------   ------------
Net assets end of year*............  $ 40,196,732   $ 78,853,870   $ 33,360,493   $58,481,792   $ 142,117,284   $304,262,126
                                     ============   ============   ============   ===========   =============   ============
Unit transactions:
Units outstanding beginning of
  year.............................     1,543,174      1,510,836      1,169,875     1,087,406       5,016,713      5,369,272
Units issued during the year.......       259,008        303,593        198,313       258,364         153,254        638,433
Units redeemed during the year.....      (961,558)      (271,255)      (708,826)     (175,895)     (2,831,360)      (990,992)
                                     ------------   ------------   ------------   -----------   -------------   ------------
Units outstanding end of year......       840,624      1,543,174        659,362     1,169,875       2,338,607      5,016,713
                                     ============   ============   ============   ===========   =============   ============

---------------
* Includes undistributed net
  investment income of:              $ 23,191,697   $ 10,393,746   $ 16,718,057   $10,230,927   $ 145,580,079   $ 92,257,248
                                     ============   ============   ============   ===========   =============   ============

                                                           MONYMASTER
                                     ------------------------------------------------------
                                                 ENTERPRISE ACCUMULATION TRUST
                                     ------------------------------------------------------
                                           INTERNATIONAL                 HIGH YIELD
                                               GROWTH                       BOND
                                             SUBACCOUNT                  SUBACCOUNT
                                     --------------------------   -------------------------
                                         2000          1999          2000          1999
                                     ------------   -----------   -----------   -----------
From operations:
  Net investment income............  $    876,188   $   209,720   $   693,281   $   950,577
  Net realized gain (loss) on
    investments....................     2,362,957       442,708    (1,168,320)     (183,849)
  Net change in unrealized
    appreciation (depreciation) of
    investments....................    (6,749,152)    4,009,214       212,650      (490,239)
                                     ------------   -----------   -----------   -----------
Net increase (decrease) in net
  assets resulting from
  operations.......................    (3,510,007)    4,661,642      (262,389)      276,489
                                     ------------   -----------   -----------   -----------
From unit transactions:
  Net proceeds from the issuance of
    units..........................     7,848,030     3,713,963     1,064,058     2,472,349
  Net asset value of units redeemed
    or used to meet contract
    obligations....................   (12,684,437)   (1,718,123)   (6,693,861)   (2,351,035)
                                     ------------   -----------   -----------   -----------
Net increase (decrease) from unit
  transactions.....................    (4,836,407)    1,995,840    (5,629,803)      121,314
                                     ------------   -----------   -----------   -----------
Net increase (decrease) in net
  assets...........................    (8,346,414)    6,657,482    (5,892,192)      397,803
Net assets beginning of year.......    17,131,058    10,473,576    11,221,486    10,823,683
                                     ------------   -----------   -----------   -----------
Net assets end of year*............  $  8,784,644   $17,131,058   $ 5,329,294   $11,221,486
                                     ============   ===========   ===========   ===========
Unit transactions:
Units outstanding beginning of
  year.............................       828,796       711,551       740,141       732,343
Units issued during the year.......       395,116       227,458        70,973       165,209
Units redeemed during the year.....      (703,797)     (110,213)     (445,980)     (157,411)
                                     ------------   -----------   -----------   -----------
Units outstanding end of year......       520,115       828,796       365,134       740,141
                                     ============   ===========   ===========   ===========
---------------
* Includes undistributed net
  investment income of:              $  1,677,116   $   800,928   $ 3,019,960   $ 2,326,679
                                     ============   ===========   ===========   ===========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS:

     MONY Variable Account A (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Flexible Payment Variable Annuity policies (MONYMaster, ValueMaster and MONY Custom Master). These policies are issued by MONY. For presentation purposes, information related only to the MONYMaster and the ValueMaster annuity policies is presented here.

     There are currently twelve MONYMaster subaccounts and five ValueMaster subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), Enterprise Accumulation Trust ("Enterprise") or the OCC Accumulation Trust ("OCC") (collectively, the "Funds"). The subaccounts of MONYMaster commenced operations from 1990 to 1994 and the subaccounts of ValueMaster commenced operations in 1994. The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Fund, Enterprise and OCC are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the portfolios of the Funds determined on the identified cost basis. Dividend income and distributions of net realized gains are recorded on the ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the the Variable Account for federal income tax purposes.

                                      MONY

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS:

     MONY is the legal owner of the assets held by the Variable Account.

     Purchase payments received from MONY by the Variable Account represent gross purchase payments recorded by MONY less deductions retained as compensation for any premium taxes.

     A periodic deduction is made from the cash value of the contract for the annual contract charge. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholder. The deduction is for the expenses of administration and is treated by the Variable Account as a contractholder redemption. For the year ended December 31, 2000, the amount deducted for such purposes for all MONY Master subaccounts was $280,300,964 and for all ValueMaster subaccounts was $2,402,517.

     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 1.25% of average daily net assets of each of the subaccounts. As MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and proceeds from shares redeemed by each subaccount for the year ended December 31, 2000 were as follows:

                                                           COST OF SHARES
                                                              ACQUIRED
                                                             (EXCLUDES       PROCEEDS FROM
                 MONYMASTER SUBACCOUNTS                    REINVESTMENTS)   SHARES REDEEMED
                 ----------------------                    --------------   ---------------
MONY Series Fund, Inc.
Equity Growth Portfolio..................................   $         0       $   119,788
Equity Income Portfolio..................................             0            46,986
Intermediate Term Bond Portfolio.........................       958,747         5,579,302
Long Term Bond Portfolio.................................     1,045,276         9,355,667
Diversified Portfolio....................................             0            15,234
Money Market Portfolio...................................    15,473,079        37,428,848
Government Securities Portfolio..........................       428,778         4,468,307
Enterprise Accumulation Trust
Equity Portfolio.........................................    15,622,494        57,283,016
Small Company Value Portfolio............................    10,505,708        36,810,950
Managed Portfolio........................................    12,037,957       173,468,543
International Growth Portfolio...........................     8,313,238        13,346,096
High Yield Bond Portfolio................................     1,244,584         6,982,245

                                      MONY

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS: (CONTINUED)

                                                           COST OF SHARES
                                                              ACQUIRED
                                                             (EXCLUDES       PROCEEDS FROM
                 VALUEMASTER SUBACCOUNTS                   REINVESTMENTS)   SHARES REDEEMED
                 -----------------------                   --------------   ---------------
MONY Series Fund, Inc.
Money Market Portfolio...................................   $     5,050       $   127,402
OCC Accumulation Trust
US Government Bond Portfolio.............................         5,000           178,123
Equity Portfolio.........................................        13,521            93,197
Small Cap Portfolio......................................        13,038            28,057
Managed Portfolio........................................        14,524         2,080,839

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company and the
Contractholders of MONY Variable Account A -- MONYMaster and ValueMaster

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the MONYMaster's and ValueMaster's Subaccounts of MONY Variable Account A at December 31, 2000, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the MONY Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with the funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 12, 2001

                      (This page intentionally left blank)

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000

                                                                            MONY CUSTOM MASTER
                                                         ---------------------------------------------------------
                                                                          MONY SERIES FUND, INC.
                                                         ---------------------------------------------------------
                                                            MONEY       INTERMEDIATE     LONG TERM      GOVERNMENT
                                                           MARKET           BOND            BOND        SECURITIES
                                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                         -----------    ------------    ------------    ----------
                        ASSETS
Shares held in respective Funds........................   12,951,262        193,966         260,265        285,954
                                                         ===========     ==========      ==========     ==========
Investments at cost....................................  $12,951,262     $2,020,526      $3,225,433     $3,112,934
                                                         ===========     ==========      ==========     ==========
Investments in respective Funds, at net asset value....  $12,951,262     $2,127,802      $3,453,710     $3,228,418
Amount due from MONY...................................          680              0              20              0
Amount due from respective Funds.......................            0              0               0              0
                                                         -----------     ----------      ----------     ----------
         Total assets..................................   12,951,942      2,127,802       3,453,730      3,228,418
                                                         -----------     ----------      ----------     ----------
                      LIABILITIES
Amount due to MONY.....................................        6,334          1,094           1,773          1,497
Amount due to respective Funds.........................          680              0              20              0
                                                         -----------     ----------      ----------     ----------
         Total liabilities.............................        7,014          1,094           1,793          1,497
                                                         -----------     ----------      ----------     ----------
Net assets.............................................  $12,944,928     $2,126,708      $3,451,937     $3,226,921
                                                         ===========     ==========      ==========     ==========
Net assets consist of:
  Contractholders' net payments........................  $12,668,200     $2,029,803      $3,232,377     $3,118,085
  Undistributed net investment income (loss)...........      276,728        (11,567)        (16,901)       (12,052)
  Accumulated net realized gain (loss) on
    investments........................................            0          1,196           8,184          5,404
  Net unrealized appreciation (depreciation) of
    investments........................................            0        107,276         228,277        115,484
                                                         -----------     ----------      ----------     ----------
Net assets.............................................  $12,944,928     $2,126,708      $3,451,937     $3,226,921
                                                         ===========     ==========      ==========     ==========
Number of units outstanding*...........................    1,249,641        200,073         317,823        301,304
                                                         -----------     ----------      ----------     ----------
Net asset value per unit outstanding*..................  $     10.36     $    10.63      $    10.86     $    10.71
                                                         ===========     ==========      ==========     ==========
---------------
* Units outstanding have been rounded for presentation
  purposes.

                       See notes to financial statements.

                                                   MONY CUSTOM MASTER
    -----------------------------------------------------------------------------------------------------------------
                                              ENTERPRISE ACCUMULATION TRUST
    -----------------------------------------------------------------------------------------------------------------
                  SMALL COMPANY                 INTERNATIONAL                 SMALL COMPANY     EQUITY
      EQUITY          VALUE         MANAGED        GROWTH         GROWTH         GROWTH         INCOME      BALANCED
    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
    -----------   -------------   -----------   -------------   -----------   -------------   ----------   ----------
        791,420       250,537         819,108       497,665       3,330,292       934,414        440,210      319,739
    ===========    ==========     ===========    ==========     ===========    ==========     ==========   ==========
    $31,598,906    $7,473,478     $24,378,797    $3,840,689     $20,532,959    $8,212,860     $2,346,308   $1,626,871
    ===========    ==========     ===========    ==========     ===========    ==========     ==========   ==========
    $22,096,455    $6,561,574     $19,814,220    $3,453,798     $19,948,449    $8,035,959     $2,504,795   $1,643,459
         45,455        10,728           4,239        12,990          22,234        10,003         20,645           72
          1,124             0           6,852           370               0             0              0          145
    -----------    ----------     -----------    ----------     -----------    ----------     ----------   ----------
     22,143,034     6,572,302      19,825,311     3,467,158      19,970,683     8,045,962      2,525,440    1,643,676
    -----------    ----------     -----------    ----------     -----------    ----------     ----------   ----------
         12,344         3,277          16,841         2,084           9,906         3,959          1,242          973
         45,455        10,728           4,239        12,990          22,234        10,003         20,645           72
    -----------    ----------     -----------    ----------     -----------    ----------     ----------   ----------
         57,799        14,005          21,080        15,074          32,140        13,962         21,887        1,045
    -----------    ----------     -----------    ----------     -----------    ----------     ----------   ----------
    $22,085,235    $6,558,297     $19,804,231    $3,452,084     $19,938,543    $8,032,000     $2,503,553   $1,642,631
    ===========    ==========     ===========    ==========     ===========    ==========     ==========   ==========
    $26,874,892    $6,592,407     $19,417,301    $3,617,377     $20,545,397    $8,193,061     $2,349,242   $1,626,892
      5,001,280       914,912       5,266,714       236,408          52,919         5,288         (3,956)        (519)
       (288,486)      (37,118)       (315,207)      (14,810)        (75,263)       10,552           (220)        (330)
     (9,502,451)     (911,904)     (4,564,577)     (386,891)       (584,510)     (176,901)       158,487       16,588
    -----------    ----------     -----------    ----------     -----------    ----------     ----------   ----------
    $22,085,235    $6,558,297     $19,804,231    $3,452,084     $19,938,543    $8,032,000     $2,503,553   $1,642,631
    ===========    ==========     ===========    ==========     ===========    ==========     ==========   ==========
      2,379,095       657,017       1,901,068       370,601       2,143,387       896,084        232,503      165,938
    -----------    ----------     -----------    ----------     -----------    ----------     ----------   ----------
    $      9.28    $     9.98     $     10.42    $     9.31     $      9.30    $     8.96     $    10.77   $     9.90
    ===========    ==========     ===========    ==========     ===========    ==========     ==========   ==========

                                      MONY

                               VARIABLE ACCOUNT A

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 2000

                                                                 MONY CUSTOM MASTER
                                              --------------------------------------------------------
                                                           ENTERPRISE ACCUMULATION TRUST
                                              --------------------------------------------------------
                                                CAPITAL          HIGH       GROWTH AND      MULTI-CAP
                                              APPRECIATION      YIELD         INCOME         GROWTH
                                               SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                              ------------    ----------    -----------    -----------
                   ASSETS
Shares held in respective Funds.............      963,736        427,973      2,196,956      1,007,721
                                               ==========     ==========    ===========    ===========
Investments at cost.........................   $7,636,994     $2,039,792    $14,009,496    $13,147,610
                                               ==========     ==========    ===========    ===========
Investments in respective Funds, at net
  asset value...............................   $6,832,892     $1,917,319    $13,621,130    $10,228,365
Amount due from MONY........................       39,320              0         28,140         44,396
Amount due from respective Funds............            0            141            339              0
                                               ----------     ----------    -----------    -----------
          Total assets......................    6,872,212      1,917,460     13,649,609     10,272,761
                                               ----------     ----------    -----------    -----------
                LIABILITIES
Amount due to MONY..........................        3,420          1,133          7,196          5,241
Amount due to respective Funds..............       39,320              0         28,140         44,396
                                               ----------     ----------    -----------    -----------
          Total liabilities.................       42,740          1,133         35,336         49,637
                                               ----------     ----------    -----------    -----------
Net assets..................................   $6,829,472     $1,916,327    $13,614,273    $10,223,124
                                               ==========     ==========    ===========    ===========
Net assets consist of:
  Contractholders' net payments.............   $7,386,946     $1,981,573    $14,053,779    $13,299,718
  Undistributed net investment income
     (loss).................................      270,456         64,811        (44,490)       (66,479)
  Accumulated net realized loss on
     investments............................      (23,828)        (7,584)        (6,650)       (90,870)
  Net unrealized depreciation of
     investments............................     (804,102)      (122,473)      (388,366)    (2,919,245)
                                               ----------     ----------    -----------    -----------
Net assets..................................   $6,829,472     $1,916,327    $13,614,273    $10,223,124
                                               ==========     ==========    ===========    ===========
Number of units outstanding*................      740,903        195,361      1,399,799      1,645,677
                                               ----------     ----------    -----------    -----------
Net asset value per unit outstanding*.......   $     9.22     $     9.81    $      9.73    $      6.21
                                               ==========     ==========    ===========    ===========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                            MONY CUSTOM MASTER
    ---------------------------------------------------------------------------------------------------
    FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS                     JANUS ASPEN SERIES
    ------------------------------------------   ------------------------------------------------------
        VIP         VIP II      VIP III GROWTH   AGGRESSIVE                    CAPITAL       WORLDWIDE
      GROWTH      CONTRAFUND    OPPORTUNITIES      GROWTH       BALANCED     APPRECIATION     GROWTH
    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
    -----------   -----------   --------------   -----------   -----------   ------------   -----------
        187,895      332,290         184,696         312,960       465,214       225,042        402,409
    ===========   ==========      ==========     ===========   ===========   ===========    ===========
    $ 9,389,171   $8,254,016      $3,674,963     $16,688,022   $12,064,273   $ 7,088,292    $18,181,800
    ===========   ==========      ==========     ===========   ===========   ===========    ===========
    $ 8,173,433   $7,865,310      $3,269,125     $11,360,447   $11,309,364   $ 6,028,866    $14,881,095
          5,240       16,934           2,390          38,276        11,272         9,821         26,195
          3,182            0               0               0         1,209           754          4,028
    -----------   ----------      ----------     -----------   -----------   -----------    -----------
      8,181,855    7,882,244       3,271,515      11,398,723    11,321,845     6,039,441     14,911,318
    -----------   ----------      ----------     -----------   -----------   -----------    -----------
          7,320        3,945           1,629           5,852         6,990         3,840         11,671
          5,240       16,934           2,390          38,276        11,272         9,821         26,195
    -----------   ----------      ----------     -----------   -----------   -----------    -----------
         12,560       20,879           4,019          44,128        18,262        13,661         37,866
    -----------   ----------      ----------     -----------   -----------   -----------    -----------
    $ 8,169,295   $7,861,365      $3,267,496     $11,354,595   $11,303,583   $ 6,025,780    $14,873,452
    ===========   ==========      ==========     ===========   ===========   ===========    ===========
    $ 9,436,000   $8,297,709      $3,697,939     $16,206,053   $11,648,870   $ 7,105,679    $17,697,343
        (45,634)     (44,117)        (15,990)        620,874       451,053        17,673        611,054
         (5,333)      (3,521)         (8,615)       (144,757)      (41,431)      (38,146)      (134,240)
     (1,215,738)    (388,706)       (405,838)     (5,327,575)     (754,909)   (1,059,426)    (3,300,705)
    -----------   ----------      ----------     -----------   -----------   -----------    -----------
    $ 8,169,295   $7,861,365      $3,267,496     $11,354,595   $11,303,583   $ 6,025,780    $14,873,452
    ===========   ==========      ==========     ===========   ===========   ===========    ===========
        885,987      890,303         405,851       1,548,721     1,129,356       724,626      1,979,529
    -----------   ----------      ----------     -----------   -----------   -----------    -----------
    $      9.22   $     8.83      $     8.05     $      7.33   $     10.01   $      8.32    $      7.51
    ===========   ==========      ==========     ===========   ===========   ===========    ===========

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000

                                                                     MONY CUSTOM MASTER
                                                              ---------------------------------
                                                                DREYFUS           DREYFUS
                                                                 STOCK           SOCIALLY
                                                                 INDEX      RESPONSIBLE GROWTH
                                                              SUBACCOUNT        SUBACCOUNT
                                                              -----------   -------------------
                           ASSETS
Shares held in respective Funds.............................      463,849          105,093
                                                              ===========       ==========
Investments at cost.........................................  $17,504,145       $4,118,409
                                                              ===========       ==========
Investments in respective Funds, at net asset value.........  $15,770,859       $3,622,561
Amount due from MONY........................................       37,141            5,063
Amount due from respective Funds............................        1,209                0
                                                              -----------       ----------
          Total assets......................................   15,809,209        3,627,624
                                                              ===========       ==========
                        LIABILITIES
Amount due to MONY..........................................        9,184            1,814
Amount due to respective Funds..............................       37,141            5,063
                                                              -----------       ----------
          Total liabilities.................................       46,325            6,877
                                                              -----------       ----------
Net assets..................................................  $15,762,884       $3,620,747
                                                              -----------       ----------
Net assets consist of:
  Contractholders' net payments.............................  $17,289,579       $4,111,787
  Undistributed net investment income.......................      229,761            8,971
  Accumulated net realized loss on investments..............      (23,170)          (4,163)
  Net unrealized depreciation of investments................   (1,733,286)        (495,848)
                                                              -----------       ----------
Net assets..................................................  $15,762,884       $3,620,747
                                                              ===========       ==========
Number of units outstanding*................................    1,815,979          397,834
                                                              -----------       ----------
Net asset value per unit outstanding*.......................  $      8.68       $     9.10
                                                              ===========       ==========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                      (This page intentionally left blank)

                                      MONY

                               VARIABLE ACCOUNT A

                            STATEMENT OF OPERATIONS

                                                                           MONY CUSTOM MASTER
                                                -------------------------------------------------------------------------
                                                                         MONY SERIES FUND, INC.
                                                -------------------------------------------------------------------------
                                                     MONEY           INTERMEDIATE        LONG TERM          GOVERNMENT
                                                     MARKET              BOND               BOND            SECURITIES
                                                   SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                ----------------   ----------------   ----------------   ----------------
                                                 FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD
                                                APRIL 10, 2000**   APRIL 20, 2000**   APRIL 25, 2000**   APRIL 26, 2000**
                                                    THROUGH            THROUGH            THROUGH            THROUGH
                                                  DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                      2000               2000               2000               2000
                                                ----------------   ----------------   ----------------   ----------------
Dividend income...............................      $350,687           $      0           $      0           $      0
Distribution of net realized gains............             0                  0                  0                  0
Mortality and expense risk charges............       (73,959)           (11,567)           (16,901)           (12,052)
                                                    --------           --------           --------           --------
Net investment income (loss)..................       276,728            (11,567)           (16,901)           (12,052)
                                                    --------           --------           --------           --------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on investments.....             0              1,196              8,184              5,404
  Net change in unrealized appreciation
     (depreciation) of investments............             0            107,276            228,277            115,484
                                                    --------           --------           --------           --------
Net realized and unrealized gain (loss) on
  investments.................................             0            108,472            236,461            120,888
                                                    --------           --------           --------           --------
Net increase (decrease) in net assets
  resulting from operations...................      $276,728           $ 96,905           $219,560           $108,836
                                                    ========           ========           ========           ========

---------------

** Commencement of operations

                       See notes to financial statements.

                                                 MONY CUSTOM MASTER
--------------------------------------------------------------------------------------------------------------------
                                           ENTERPRISE ACCUMULATION TRUST
--------------------------------------------------------------------------------------------------------------------
                             SMALL                                                                       SMALL
                            COMPANY                            INTERNATIONAL                            COMPANY
         EQUITY              VALUE             MANAGED             GROWTH             GROWTH             GROWTH
       SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
    ----------------   -----------------   ----------------   ----------------   ----------------   ----------------
     FOR THE PERIOD     FOR THE PERIOD      FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD
    APRIL 14, 2000**   APRIL 07, 2000**    APRIL 17, 2000**   APRIL 18, 2000**   APRIL 07, 2000**   APRIL 07, 2000**
        THROUGH             THROUGH            THROUGH            THROUGH            THROUGH            THROUGH
      DECEMBER 31,       DECEMBER 31,        DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
          2000               2000                2000               2000               2000               2000
    ----------------   -----------------   ----------------   ----------------   ----------------   ----------------
      $   138,671          $   7,330         $   325,564         $   5,130          $  17,348          $       0
        4,996,017            940,787           5,046,700           249,606            148,704             49,502
         (133,408)           (33,205)           (105,550)          (18,328)          (113,133)           (44,214)
      -----------          ---------         -----------         ---------          ---------          ---------
        5,001,280            914,912           5,266,714           236,408             52,919              5,288
      -----------          ---------         -----------         ---------          ---------          ---------
         (288,486)           (37,118)           (315,207)          (14,810)           (75,263)            10,552
       (9,502,451)          (911,904)         (4,564,577)         (386,891)          (584,510)          (176,901)
      -----------          ---------         -----------         ---------          ---------          ---------
       (9,790,937)          (949,022)         (4,879,784)         (401,701)          (659,773)          (166,349)
      -----------          ---------         -----------         ---------          ---------          ---------
      $(4,789,657)         $ (34,110)        $   386,930         $(165,293)         $(606,854)         $(161,061)
      ===========          =========         ===========         =========          =========          =========

             MONY CUSTOM MASTER
---  -----------------------------------
        ENTERPRISE ACCUMULATION TRUST
---  -----------------------------------

          EQUITY
          INCOME            BALANCED
        SUBACCOUNT         SUBACCOUNT
     ----------------   ----------------
      FOR THE PERIOD     FOR THE PERIOD
     APRIL 10, 2000**   APRIL 28, 2000**
         THROUGH            THROUGH
       DECEMBER 31,       DECEMBER 31,
           2000               2000
     ----------------   ----------------
         $  8,429           $ 2,890
                0             4,833
          (12,385)           (8,242)
         --------           -------
           (3,956)             (519)
         --------           -------
             (220)             (330)
          158,487            16,588
         --------           -------
          158,267            16,258
         --------           -------
         $154,311           $15,739
         ========           =======

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                                          MONY CUSTOM MASTER
                                               -------------------------------------------------------------------------
                                                                     ENTERPRISE ACCUMULATION TRUST
                                               -------------------------------------------------------------------------
                                                   CAPITAL              HIGH            GROWTH AND         MULTI-CAP
                                                 APPRECIATION          YIELD              INCOME             GROWTH
                                                  SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                               ----------------   ----------------   ----------------   ----------------
                                                FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD
                                               APRIL 12, 2000**    MAY 03, 2000**    APRIL 07, 2000**   APRIL 13, 2000**
                                                   THROUGH            THROUGH            THROUGH            THROUGH
                                                 DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                     2000               2000               2000               2000
                                               ----------------   ----------------   ----------------   ----------------
Dividend income..............................     $       0          $  75,130          $  28,261         $         0
Distribution of net realized gains...........       312,206                  0                346               5,203
Mortality and expense risk charges...........       (41,750)           (10,319)           (73,097)            (71,682)
                                                  ---------          ---------          ---------         -----------
Net investment income (loss).................       270,456             64,811            (44,490)            (66,479)
                                                  ---------          ---------          ---------         -----------
Realized and unrealized (loss) on
  investments:
  Net realized loss on investments...........       (23,828)            (7,584)            (6,650)            (90,870)
  Net change in unrealized depreciation of
     investments.............................      (804,102)          (122,473)          (388,366)         (2,919,245)
                                                  ---------          ---------          ---------         -----------
Net realized and unrealized loss on
  investments................................      (827,930)          (130,057)          (395,016)         (3,010,115)
                                                  ---------          ---------          ---------         -----------
Net decrease in net assets resulting from
  operations.................................     $(557,474)         $ (65,246)         $(439,506)        $(3,076,594)
                                                  =========          =========          =========         ===========

---------------

** Commencement of operations

                       See notes to financial statements.

                                       MONY CUSTOM MASTER
------------------------------------------------------------------------------------------------
          FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS                 JANUS ASPEN SERIES
    ------------------------------------------------------   -----------------------------------
          VIP               VIP II         VIP III GROWTH       AGGRESSIVE
         GROWTH           CONTRAFUND       OPPORTUNITIES          GROWTH            BALANCED
       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
    ----------------   ----------------   ----------------   ----------------   ----------------
     FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD
    APRIL 17, 2000**   APRIL 07, 2000**   APRIL 07, 2000**   APRIL 12, 2000**   APRIL 17, 2000**
        THROUGH            THROUGH            THROUGH            THROUGH            THROUGH
      DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
          2000               2000               2000               2000               2000
    ----------------   ----------------   ----------------   ----------------   ----------------
      $         0         $       0          $       0         $         0         $ 177,167
                0                 0                  0             701,902           335,242
          (45,634)          (44,117)           (15,990)            (81,028)          (61,356)
      -----------         ---------          ---------         -----------         ---------
          (45,634)          (44,117)           (15,990)            620,874           451,053
      -----------         ---------          ---------         -----------         ---------

           (5,333)           (3,521)            (8,615)           (144,757)          (41,431)

       (1,215,738)         (388,706)          (405,838)         (5,327,575)         (754,909)
      -----------         ---------          ---------         -----------         ---------
       (1,221,071)         (392,227)          (414,453)         (5,472,332)         (796,340)
      -----------         ---------          ---------         -----------         ---------
      $(1,266,705)        $(436,344)         $(430,443)        $(4,851,458)        $(345,287)
      ===========         =========          =========         ===========         =========

             MONY CUSTOM MASTER
---  -----------------------------------
             JANUS ASPEN SERIES
     -----------------------------------
         CAPITAL           WORLDWIDE
       APPRECIATION          GROWTH
        SUBACCOUNT         SUBACCOUNT
     ----------------   ----------------
      FOR THE PERIOD     FOR THE PERIOD
     APRIL 12, 2000**   APRIL 07, 2000**
         THROUGH            THROUGH
       DECEMBER 31,       DECEMBER 31,
           2000               2000
     ----------------   ----------------
       $    53,991        $    45,741
             1,097            658,284
           (37,415)           (92,971)
       -----------        -----------
            17,673            611,054
       -----------        -----------
           (38,146)          (134,240)
        (1,059,426)        (3,300,705)
       -----------        -----------
        (1,097,572)        (3,434,945)
       -----------        -----------
       $(1,079,899)       $(2,823,891)
       ===========        ===========

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                                      MONY CUSTOM MASTER
                                                            ---------------------------------------
                                                                 DREYFUS          DREYFUS SOCIALLY
                                                               STOCK INDEX       RESPONSIBLE GROWTH
                                                               SUBACCOUNT            SUBACCOUNT
                                                            -----------------    ------------------
                                                             FOR THE PERIOD        FOR THE PERIOD
                                                            APRIL 07, 2000**      APRIL 13, 2000**
                                                                 THROUGH              THROUGH
                                                            DECEMBER 31, 2000    DECEMBER 31, 2000
                                                            -----------------    ------------------
Dividend income...........................................     $    83,642           $  28,689
Distribution of net realized gains........................         236,033                   0
Mortality and expense risk charges........................         (89,914)            (19,718)
                                                               -----------           ---------
Net investment income.....................................         229,761               8,971
                                                               -----------           ---------
Realized and unrealized loss on investments:
  Net realized loss on investments........................         (23,170)             (4,163)
  Net change in unrealized depreciation of investments....      (1,733,286)           (495,848)
                                                               -----------           ---------
Net realized and unrealized loss on investments...........      (1,756,456)           (500,011)
                                                               -----------           ---------
Net decrease in net assets resulting from operations......     $(1,526,695)          $(491,040)
                                                               ===========           =========

---------------
** Commencement of operations

                       See notes to financial statements.

                      (This page intentionally left blank)

                                      MONY

                               VARIABLE ACCOUNT A

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                MONY CUSTOM MASTER
                                                   -----------------------------------------------------------------------------
                                                                              MONY SERIES FUND, INC.
                                                   -----------------------------------------------------------------------------
                                                         MONEY           INTERMEDIATE          LONG TERM          GOVERNMENT
                                                        MARKET               BOND                BOND             SECURITIES
                                                      SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                   -----------------   -----------------   -----------------   -----------------
                                                    FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD
                                                   APRIL 10, 2000**    APRIL 20, 2000**    APRIL 25, 2000**    APRIL 26, 2000**
                                                        THROUGH             THROUGH             THROUGH             THROUGH
                                                   DECEMBER 31, 2000   DECEMBER 31, 2000   DECEMBER 31, 2000   DECEMBER 31, 2000
                                                   -----------------   -----------------   -----------------   -----------------
From operations:
  Net investment income (loss)...................    $    276,728         $  (11,567)         $  (16,901)         $  (12,052)
  Net realized gain (loss) on investments........               0              1,196               8,184               5,404
  Net change in unrealized appreciation
    (depreciation) of investments................               0            107,276             228,277             115,484
                                                     ------------         ----------          ----------          ----------
Net increase (decrease) in net assets resulting
  from operations................................         276,728             96,905             219,560             108,836
                                                     ------------         ----------          ----------          ----------
From unit transactions:
  Net proceeds from the issuance of units........      26,839,270          2,042,760           3,373,851           3,173,974
  Net asset value of units redeemed or used to
    meet contract obligations....................     (14,171,070)           (12,957)           (141,474)            (55,889)
                                                     ------------         ----------          ----------          ----------
Net increase from unit transactions..............      12,668,200          2,029,803           3,232,377           3,118,085
                                                     ------------         ----------          ----------          ----------
Net increase in net assets.......................      12,944,928          2,126,708           3,451,937           3,226,921
Net assets beginning of period...................               0                  0                   0                   0
                                                     ------------         ----------          ----------          ----------
Net assets end of period*........................    $ 12,944,928         $2,126,708          $3,451,937          $3,226,921
                                                     ============         ==========          ==========          ==========
Unit transactions:
Units outstanding beginning of period............               0                  0                   0                   0
Units issued during the period...................       2,638,767            201,330             331,798             306,659
Units redeemed during the period.................      (1,389,126)            (1,257)            (13,975)             (5,355)
                                                     ------------         ----------          ----------          ----------
Units outstanding end of period..................       1,249,641            200,073             317,823             301,304
                                                     ============         ==========          ==========          ==========
---------------
 * Includes undistributed net investment income
   (loss) of:                                        $    276,728         $  (11,567)         $  (16,901)         $  (12,052)
                                                     ============         ==========          ==========          ==========
** Commencement of operations

                       See notes to financial statements.

                                                     MONY CUSTOM MASTER
    ---------------------------------------------------------------------------------------------------------------------
                                                ENTERPRISE ACCUMULATION TRUST
    ---------------------------------------------------------------------------------------------------------------------
                          SMALL COMPANY                           INTERNATIONAL                           SMALL COMPANY
         EQUITY               VALUE              MANAGED             GROWTH              GROWTH              GROWTH
       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
     FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD
    APRIL 14, 2000**    APRIL 07, 2000**    APRIL 17, 2000**    APRIL 18, 2000**    APRIL 07, 2000**    APRIL 07, 2000**
         THROUGH             THROUGH             THROUGH             THROUGH             THROUGH             THROUGH
    DECEMBER 31, 2000   DECEMBER 31, 2000   DECEMBER 31, 2000   DECEMBER 31, 2000   DECEMBER 31, 2000   DECEMBER 31, 2000
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
       $ 5,001,280         $  914,912          $ 5,266,714         $  236,408          $    52,919         $    5,288
          (288,486)           (37,118)            (315,207)           (14,810)             (75,263)            10,552
        (9,502,451)          (911,904)          (4,564,577)          (386,891)            (584,510)          (176,901)
       -----------         ----------          -----------         ----------          -----------         ----------
        (4,789,657)           (34,110)             386,930           (165,293)            (606,854)          (161,061)
       -----------         ----------          -----------         ----------          -----------         ----------
        27,692,089          6,787,769           21,041,331          3,782,347           21,477,969          8,415,117
          (817,197)          (195,362)          (1,624,030)          (164,970)            (932,572)          (222,056)
       -----------         ----------          -----------         ----------          -----------         ----------
        26,874,892          6,592,407           19,417,301          3,617,377           20,545,397          8,193,061
       -----------         ----------          -----------         ----------          -----------         ----------
        22,085,235          6,558,297           19,804,231          3,452,084           19,938,543          8,032,000
                 0                  0                    0                  0                    0                  0
       -----------         ----------          -----------         ----------          -----------         ----------
       $22,085,235         $6,558,297          $19,804,231         $3,452,084          $19,938,543         $8,032,000
       ===========         ==========          ===========         ==========          ===========         ==========
                 0                  0                    0                  0                    0                  0
         2,455,112            677,462            2,058,541            387,561            2,243,911            921,812
           (76,017)           (20,445)            (157,473)           (16,960)            (100,524)           (25,728)
       -----------         ----------          -----------         ----------          -----------         ----------
         2,379,095            657,017            1,901,068            370,601            2,143,387            896,084
       ===========         ==========          ===========         ==========          ===========         ==========
       $ 5,001,280         $  914,912          $ 5,266,714         $  236,408          $    52,919         $    5,288
       ===========         ==========          ===========         ==========          ===========         ==========

              MONY CUSTOM MASTER
     -------------------------------------
         ENTERPRISE ACCUMULATION TRUST
     -------------------------------------
          EQUITY
          INCOME             BALANCED
        SUBACCOUNT          SUBACCOUNT
     -----------------   -----------------
      FOR THE PERIOD      FOR THE PERIOD
     APRIL 10, 2000**    APRIL 28, 2000**
          THROUGH             THROUGH
     DECEMBER 31, 2000   DECEMBER 31, 2000
     -----------------   -----------------
        $   (3,956)         $     (519)
              (220)               (330)
           158,487              16,588
        ----------          ----------
           154,311              15,739
        ----------          ----------
         2,392,980           1,739,895
           (43,738)           (113,003)
        ----------          ----------
         2,349,242           1,626,892
        ----------          ----------
         2,503,553           1,642,631
                 0                   0
        ----------          ----------
        $2,503,553          $1,642,631
        ==========          ==========
                 0                   0
           236,837             177,445
            (4,334)            (11,507)
        ----------          ----------
           232,503             165,938
        ==========          ==========
        $   (3,956)         $     (519)
        ==========          ==========

                                      MONY

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                 MONY CUSTOM MASTER
                                                    -----------------------------------------------------------------------------
                                                                            ENTERPRISE ACCUMULATION TRUST
                                                    -----------------------------------------------------------------------------
                                                         CAPITAL              HIGH             GROWTH AND           MULTI-CAP
                                                      APPRECIATION            YIELD              INCOME              GROWTH
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
                                                     FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD
                                                    APRIL 12, 2000**     MAY 03, 2000**     APRIL 07, 2000**    APRIL 13, 2000**
                                                         THROUGH             THROUGH             THROUGH             THROUGH
                                                    DECEMBER 31, 2000   DECEMBER 31, 2000   DECEMBER 31, 2000   DECEMBER 31, 2000
                                                    -----------------   -----------------   -----------------   -----------------
From operations:
  Net investment income (loss)....................     $  270,456          $   64,811          $   (44,490)        $   (66,479)
  Net realized loss on investments................        (23,828)             (7,584)              (6,650)            (90,870)
  Net change in unrealized depreciation of
    investments...................................       (804,102)           (122,473)            (388,366)         (2,919,245)
                                                       ----------          ----------          -----------         -----------
Net decrease in net assets resulting from
  operations......................................       (557,474)            (65,246)            (439,506)         (3,076,594)
                                                       ----------          ----------          -----------         -----------
From unit transactions:
  Net proceeds from the issuance of units.........      7,530,724           2,136,352           14,425,669          13,662,872
  Net asset value of units redeemed or used to
    meet contract obligations.....................       (143,778)           (154,779)            (371,890)           (363,154)
                                                       ----------          ----------          -----------         -----------
Net increase from unit transactions...............      7,386,946           1,981,573           14,053,779          13,299,718
                                                       ----------          ----------          -----------         -----------
Net increase in net assets........................      6,829,472           1,916,327           13,614,273          10,223,124
Net assets beginning of period....................              0                   0                    0                   0
                                                       ----------          ----------          -----------         -----------
Net assets end of period*.........................     $6,829,472          $1,916,327          $13,614,273         $10,223,124
                                                       ==========          ==========          ===========         ===========
Unit transactions:
Units outstanding beginning of period.............              0                   0                    0                   0
Units issued during the period....................        756,814             210,895            1,437,821           1,697,428
Units redeemed during the period..................        (15,911)            (15,534)             (38,022)            (51,751)
                                                       ----------          ----------          -----------         -----------
Units outstanding end of period...................        740,903             195,361            1,399,799           1,645,677
                                                       ==========          ==========          ===========         ===========
---------------
 * Includes undistributed net investment income
   (loss) of:                                          $  270,456          $   64,811          $   (44,490)        $   (66,479)
                                                       ==========          ==========          ===========         ===========
** Commencement of operations

                       See notes to financial statements.

                                           MONY CUSTOM MASTER
    -------------------------------------------------------------------------------------------------
           FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS                    JANUS ASPEN SERIES
    ---------------------------------------------------------   -------------------------------------
                                                 VIP III
           VIP               VIP II              GROWTH            AGGRESSIVE
         GROWTH            CONTRAFUND         OPPORTUNITIES          GROWTH             BALANCED
       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
    -----------------   -----------------   -----------------   -----------------   -----------------
     FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD
    APRIL 17, 2000**    APRIL 07, 2000**    APRIL 07, 2000**    APRIL 12, 2000**    APRIL 17, 2000**
         THROUGH             THROUGH             THROUGH             THROUGH             THROUGH
    DECEMBER 31, 2000   DECEMBER 31, 2000   DECEMBER 31, 2000   DECEMBER 31, 2000   DECEMBER 31, 2000
    -----------------   -----------------   -----------------   -----------------   -----------------
           (45,634)
       $                   $  (44,117)         $  (15,990)         $   620,874         $   451,053
            (5,333)            (3,521)             (8,615)            (144,757)            (41,431)
        (1,215,738)          (388,706)           (405,838)          (5,327,575)           (754,909)
       -----------         ----------          ----------          -----------         -----------
        (1,266,705)          (436,344)           (430,443)          (4,851,458)           (345,287)
       -----------         ----------          ----------          -----------         -----------
         9,593,133          8,461,106           3,794,073           16,497,634          11,929,600
                  )
          (157,133           (163,397)            (96,134)            (291,581)           (280,730)
       -----------         ----------          ----------          -----------         -----------
         9,436,000          8,297,709           3,697,939           16,206,053          11,648,870
       -----------         ----------          ----------          -----------         -----------
         8,169,295          7,861,365           3,267,496           11,354,595          11,303,583
                 0                  0                   0                    0                   0
       -----------         ----------          ----------          -----------         -----------
       $ 8,169,295         $7,861,365          $3,267,496          $11,354,595         $11,303,583
       ===========         ==========          ==========          ===========         ===========
                 0                  0                   0                    0                   0
           901,860            908,202             416,997            1,583,012           1,156,931
           (15,873)           (17,899)            (11,146)             (34,291)            (27,575)
       -----------         ----------          ----------          -----------         -----------
           885,987            890,303             405,851            1,548,721           1,129,356
       ===========         ==========          ==========          ===========         ===========
           (45,634)
       $                   $  (44,117)         $  (15,990)         $   620,874         $   451,053
       ===========         ==========          ==========          ===========         ===========

                                   MONY CUSTOM MASTER
     ------------------------------------------------------------------------------
              JANUS ASPEN SERIES
     -------------------------------------
                                                                      DREYFUS
          CAPITAL            WORLDWIDE            DREYFUS             SOCIALLY
       APPRECIATION           GROWTH            STOCK INDEX      RESPONSIBLE GROWTH
        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
     -----------------   -----------------   -----------------   ------------------
      FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD       FOR THE PERIOD
     APRIL 12, 2000**    APRIL 07, 2000**    APRIL 07, 2000**     APRIL 13, 2000**
          THROUGH             THROUGH             THROUGH             THROUGH
     DECEMBER 31, 2000   DECEMBER 31, 2000   DECEMBER 31, 2000   DECEMBER 31, 2000
     -----------------   -----------------   -----------------   ------------------
        $    17,673         $   611,054         $   229,761          $    8,971
            (38,146)           (134,240)            (23,170)             (4,163)
         (1,059,426)         (3,300,705)         (1,733,286)           (495,848)
        -----------         -----------         -----------          ----------
         (1,079,899)         (2,823,891)         (1,526,695)           (491,040)
        -----------         -----------         -----------          ----------
          7,381,217          18,039,926          17,686,351           4,186,192
           (275,538)           (342,583)           (396,772)            (74,405)
        -----------         -----------         -----------          ----------
          7,105,679          17,697,343          17,289,579           4,111,787
        -----------         -----------         -----------          ----------
          6,025,780          14,873,452          15,762,884           3,620,747
                  0                   0                   0                   0
        -----------         -----------         -----------          ----------
        $ 6,025,780         $14,873,452         $15,762,884          $3,620,747
        ===========         ===========         ===========          ==========
                  0                   0                   0                   0
            755,737           2,022,102           1,859,176             405,232
            (31,111)            (42,573)            (43,197)             (7,398)
        -----------         -----------         -----------          ----------
            724,626           1,979,529           1,815,979             397,834
        ===========         ===========         ===========          ==========
        $    17,673         $   611,054         $   229,761          $    8,971
        ===========         ===========         ===========          ==========

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                                       190

                                      MONY

                               VARIABLE ACCOUNT A

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS:

     MONY Variable Account A (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Flexible Payment Variable Annuity policies (MONYMaster, ValueMaster and MONY Custom Master). These policies are issued by MONY. For presentation purposes, the information related only to MONY Custom Master is presented here.

     There are twenty-five MONY Custom Master subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series Fund (collectively, the "Funds"). The subaccounts of the MONY Custom Master commenced operations during the period ended December 31, 2000. The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions of net realized gains are recorded on the ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

                                      MONY

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS:

     MONY is the legal owner of the assets held by the Variable Account.

     Purchase payments received from MONY by the Variable Account represent gross purchase payments recorded by MONY less deductions retained as compensation for any premium taxes.

     A periodic deduction is made from the cash value of the contract for the Annual Contract Charge. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated by the Variable Account as contractholder redemptions. For the period ended December 31, 2000, the amount deducted for such purposes for all MONY Custom Master subaccounts was $4,298,069.

     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 1.35% (1.25% prior to August 16, 2000) of average daily net assets of each of the subaccounts. As MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and proceeds from shares redeemed by each subaccount during the period ended December 31, 2000 were as follows:

                                                          COST OF SHARES
                                                        ACQUIRED (EXCLUDES    PROCEEDS FROM
MONY CUSTOM MASTER SUBACCOUNTS                            REINVESTMENTS)     SHARES REDEEMED
------------------------------                          ------------------   ---------------
MONY Series Fund, Inc.
Money Market Portfolio................................     $27,623,820         $15,023,246
Intermediate Term Bond Portfolio......................       2,042,902              23,572
Long Term Bond Portfolio..............................       3,393,211             175,962
Government Securities Portfolio.......................       3,197,997              90,466
Enterprise Accumulation Trust
Equity Portfolio......................................      28,141,931           1,389,227
Small Company Value Portfolio.........................       6,855,348             292,869
Managed Portfolio.....................................      21,723,230           2,401,491
International Growth Portfolio........................       3,833,225             232,464
Growth Portfolio......................................      21,687,302           1,245,131
Small Company Growth Portfolio........................       8,640,392             487,585
Equity Income Portfolio...............................       2,411,385              73,286
Balanced Portfolio....................................       1,750,513             131,035
Capital Appreciation Portfolio........................       7,575,323             226,707
High Yield Portfolio..................................       2,160,064             187,819
Growth and Income Portfolio...........................      14,516,647             529,108
Multi-Cap Growth Portfolio............................      13,765,192             531,914

                                      MONY

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS: (CONTINUED)

                                                          COST OF SHARES
                                                        ACQUIRED (EXCLUDES    PROCEEDS FROM
MONY CUSTOM MASTER SUBACCOUNTS                            REINVESTMENTS)     SHARES REDEEMED
------------------------------                          ------------------   ---------------
Fidelity Variable Insurance Products Funds
VIP Growth Portfolio..................................     $ 9,698,612         $   304,108
VIP II Contrafund Portfolio...........................       8,600,260             342,723
VIP III Growth Opportunities Portfolio................       3,826,175             142,598
Janus Aspen Series
Aggressive Growth Portfolio...........................      16,724,232             593,354
Balanced Portfolio....................................      11,989,900             396,605
Capital Appreciation Portfolio........................       7,465,959             394,608
Worldwide Growth Portfolio............................      18,289,700             677,684
Dreyfus
Dreyfus Stock Index Fund..............................      18,407,175             749,535
Dreyfus Socially Responsible Growth Fund, Inc.........       4,224,857             130,973

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company and the
Contractholders of MONY Variable Account A -- MONY Custom Master

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the MONY Custom Master's Subaccounts of MONY Variable Account A at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of MONY Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at December 31, 2000 by correspondence with the funds' transfer agents, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 12, 2001

                      (This page intentionally left blank)

                      (This page intentionally left blank)

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000

                                                                   CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                              -----------------------------------------------------
                                                                             MONY SERIES FUND, INC.
                                                              -----------------------------------------------------
                                                                 MONEY      INTERMEDIATE    LONG TERM    GOVERNMENT
                                                                MARKET       TERM BOND        BOND       SECURITIES
                                                              SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                              -----------   ------------   -----------   ----------
                           ASSETS
Shares held in respective Funds.............................   30,366,037       235,773      1,774,512      253,041
                                                              ===========    ==========    ===========   ==========
Investments at cost.........................................  $30,366,037    $2,508,826    $23,930,772   $2,761,293
                                                              ===========    ==========    ===========   ==========
Investments in respective Funds, at net asset value.........  $30,366,037    $2,586,429    $23,547,771   $2,856,829
Amount due from MONY America................................      635,721         3,463              0          326
Amount due from respective Funds............................            0            17              0            0
                                                              -----------    ----------    -----------   ----------
         Total assets.......................................   31,001,758     2,589,909     23,547,771    2,857,155
                                                              -----------    ----------    -----------   ----------
                        LIABILITIES
Amount due to MONY America..................................            0            17              0            0
Amount due to respective Funds..............................      635,721         3,463              0          326
                                                              -----------    ----------    -----------   ----------
         Total liabilities..................................      635,721         3,480              0          326
                                                              -----------    ----------    -----------   ----------
Net assets..................................................  $30,366,037    $2,586,429    $23,547,771   $2,856,829
                                                              ===========    ==========    ===========   ==========
Net assets consist of:
  Contractholders' net payments.............................  $28,893,405    $2,416,907    $21,844,167   $2,598,970
  Undistributed net investment income.......................    1,472,632       168,626      2,377,260      170,615
  Accumulated net realized loss on investments..............            0       (76,707)      (290,655)      (8,292)
  Net unrealized appreciation (depreciation) of
    investments.............................................            0        77,603       (383,001)      95,536
                                                              -----------    ----------    -----------   ----------
Net assets..................................................  $30,366,037    $2,586,429    $23,547,771   $2,856,829
                                                              ===========    ==========    ===========   ==========
Number of units outstanding*................................    2,549,112       224,102      2,004,098      244,081
                                                              -----------    ----------    -----------   ----------
Net asset value per unit outstanding*.......................  $     11.91    $    11.54    $     11.75   $    11.70
                                                              ===========    ==========    ===========   ==========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 2000

                                                         CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                             ----------------------------------------------------------------------------------------------------
                                                                ENTERPRISE ACCUMULATION TRUST
                             ----------------------------------------------------------------------------------------------------
                                            SMALL COMPANY                INTERNATIONAL   HIGH YIELD    SMALL COMPANY
                                EQUITY          VALUE        MANAGED        GROWTH          BOND          GROWTH         GROWTH
                              SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                             ------------   -------------   ----------   -------------   -----------   -------------   ----------
          ASSETS
Shares held in respective
  Funds....................       82,723         38,381        15,494        30,963        4,593,747       49,050        163,606
                              ==========     ==========      ========      ========      ===========     ========       ========
Investments at cost........   $3,291,966     $1,047,468      $438,767      $230,262      $23,934,372     $426,196       $970,399
                              ==========     ==========      ========      ========      ===========     ========       ========
Investments in respective
  Funds, at net asset
  value....................   $2,309,622     $1,005,208      $374,790      $214,880      $20,579,987     $421,834       $980,001
Amount due from MONY
  America..................        1,430            163           523           168              635        1,153          4,613
Amount due from respective
  Funds....................            0              0             0             9                9            0              0
                              ----------     ----------      --------      --------      -----------     --------       --------
         Total assets......    2,311,052      1,005,371       375,313       215,057       20,580,631      422,987        984,614
                              ----------     ----------      --------      --------      -----------     --------       --------
        LIABILITIES
Amount due to MONY
  America..................            0              0             0             9                9            0              0
Amount due to respective
  Funds....................        1,430            163           523           168              635        1,153          4,613
                              ----------     ----------      --------      --------      -----------     --------       --------
         Total
           liabilities.....        1,430            163           523           177              644        1,153          4,613
                              ----------     ----------      --------      --------      -----------     --------       --------
Net assets.................   $2,309,622     $1,005,208      $374,790      $214,880      $20,579,987     $421,834       $980,001
                              ==========     ==========      ========      ========      ===========     ========       ========
Net assets consist of:
  Contractholders' net
    payments...............   $2,426,621     $  876,683      $285,334      $144,284      $20,738,325     $396,932       $969,083
  Undistributed net
    investment income......      737,904        202,518       285,602       145,470        3,482,061        1,644          1,621
  Accumulated net realized
    gain (loss) on
    investments............      127,441        (31,733)     (132,169)      (59,492)        (286,014)      27,620           (305)
  Net unrealized
    appreciation
    (depreciation) of
    investments............     (982,344)       (42,260)      (63,977)      (15,382)      (3,354,385)      (4,362)         9,602
                              ----------     ----------      --------      --------      -----------     --------       --------
Net assets.................   $2,309,622     $1,005,208      $374,790      $214,880      $20,579,987     $421,834       $980,001
                              ==========     ==========      ========      ========      ===========     ========       ========
Number of units
  outstanding*.............      177,032         64,061        30,018        17,506        1,862,334       38,329        103,205
                              ----------     ----------      --------      --------      -----------     --------       --------
Net asset value per unit
  outstanding*.............   $    13.05     $    15.69      $  12.49      $  12.27      $     11.05     $  11.01       $   9.50
                              ==========     ==========      ========      ========      ===========     ========       ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 2000

                                                         CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                            -----------------------------------------------------------------------------------------------------
                                  DREYFUS VARIABLE
                                  INVESTMENT FUND                                          VAN ECK WORLDWIDE INSURANCE TRUST
                            ----------------------------     DREYFUS       DREYFUS     ------------------------------------------
                                           SMALL COMPANY      STOCK       SOCIALLY        HARD      WORLDWIDE       WORLDWIDE
                            APPRECIATION       STOCK          INDEX      RESPONSIBLE     ASSETS        BOND      EMERGING MARKETS
                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
                            ------------   -------------   -----------   -----------   ----------   ----------   ----------------
          ASSETS
Shares held in respective
  Funds...................       63,659         61,830       1,140,633       6,145        1,879        8,427           17,246
                             ==========     ==========     ===========    ========      =======      =======         ========
Investments at cost.......   $2,519,930     $1,022,189     $40,448,324    $237,165      $21,207      $83,750         $194,569
                             ==========     ==========     ===========    ========      =======      =======         ========
Investments in respective
  Funds, at net asset
  value...................   $2,476,980     $1,117,884     $38,781,510    $211,802      $22,679      $87,392         $142,967
Amount due from MONY
  America.................          550            107          21,968         242            0          326              537
Amount due from respective
  Funds...................            9              0              26           0            0            0                0
                             ----------     ----------     -----------    --------      -------      -------         --------
         Total assets.....    2,477,539      1,117,991      38,803,504     212,044       22,679       87,718          143,504
                             ----------     ----------     -----------    --------      -------      -------         --------
       LIABILITIES
Amount due to MONY
  America.................            9              0              26           0            0            0                0
Amount due to respective
  Funds...................          550            107          21,968         242            0          326              537
                             ----------     ----------     -----------    --------      -------      -------         --------
         Total
           liabilities....          559            107          21,994         242            0          326              537
                             ----------     ----------     -----------    --------      -------      -------         --------
Net assets................   $2,476,980     $1,117,884     $38,781,510    $211,802      $22,679      $87,392         $142,967
                             ==========     ==========     ===========    ========      =======      =======         ========
Net assets consist of:
  Contractholders' net
    payments..............   $2,284,178     $  961,869     $37,317,378    $234,581      $21,029      $86,703         $192,766
  Undistributed net
    investment income.....       64,045          2,695       1,422,997       4,316           45        4,171              197
  Accumulated net realized
    gain (loss) on
    investments...........      171,707         57,625       1,707,949      (1,732)         133       (7,124)           1,606
  Net unrealized
    appreciation
    (depreciation) of
    investments...........      (42,950)        95,695      (1,666,814)    (25,363)       1,472        3,642          (51,602)
                             ----------     ----------     -----------    --------      -------      -------         --------
Net assets................   $2,476,980     $1,117,884     $38,781,510    $211,802      $22,679      $87,392         $142,967
                             ==========     ==========     ===========    ========      =======      =======         ========
Number of units
  outstanding*............      168,512        101,945       2,652,230      19,852        2,039        8,374           26,477
                             ----------     ----------     -----------    --------      -------      -------         --------
Net asset value per unit
  outstanding*............   $    14.70     $    10.97     $     14.62    $  10.67      $ 11.12      $ 10.44         $   5.40
                             ==========     ==========     ===========    ========      =======      =======         ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 2000

                                                     CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                               ---------------------------------------------------------------------------------------
                                                                    T. ROWE PRICE
                               ---------------------------------------------------------------------------------------
                                 EQUITY       PRIME      INTERNATIONAL    LIMITED     NEW AMERICA   PERSONAL STRATEGIC
                                 INCOME      RESERVE         STOCK          TERM        GROWTH           BALANCE
                               SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT        SUBACCOUNT
                               ----------   ----------   -------------   ----------   -----------   ------------------
           ASSETS
Shares held in respective
  Funds......................      95,459     243,663        134,585        6,818        22,803             76,345
                               ==========    ========     ==========      =======      ========         ==========
Investments at cost..........  $1,816,868    $243,663     $2,187,454      $32,796      $548,870         $1,213,753
                               ==========    ========     ==========      =======      ========         ==========
Investments in respective
  Funds, at net asset
  value......................  $1,866,215    $243,663     $2,028,199      $33,610      $476,821         $1,186,394
Amount due from MONY
  America....................       1,273           0            903            0           273                  0
Amount due from respective
  Funds......................          17           0              0            0             0                  0
                               ----------    --------     ----------      -------      --------         ----------
         Total assets........   1,867,505     243,663      2,029,102       33,610       477,094          1,186,394
                               ----------    --------     ----------      -------      --------         ----------
         LIABILITIES
Amount due to MONY America...          17           0              0            0             0                  0
Amount due to respective
  Funds......................       1,273           0            903            0           273                  0
                               ----------    --------     ----------      -------      --------         ----------
         Total liabilities...       1,290           0            903            0           273                  0
                               ----------    --------     ----------      -------      --------         ----------
Net assets...................  $1,866,215    $243,663     $2,028,199      $33,610      $476,821         $1,186,394
                               ==========    ========     ==========      =======      ========         ==========
Net assets consist of:
  Contractholders' net
    payments.................  $1,704,568    $232,487     $2,141,282      $31,287      $491,585         $1,122,588
  Undistributed net
    investment income........     143,094      11,176         76,679        1,544        73,183             88,461
  Accumulated net realized
    gain (loss) on
    investments..............     (30,794)          0        (30,507)         (35)      (15,898)             2,704
  Net unrealized appreciation
    (depreciation) of
    investments..............      49,347           0       (159,255)         814       (72,049)           (27,359)
                               ----------    --------     ----------      -------      --------         ----------
Net assets...................  $1,866,215    $243,663     $2,028,199      $33,610      $476,821         $1,186,394
                               ==========    ========     ==========      =======      ========         ==========
Number of units
  outstanding*...............     156,427      21,977        175,616        3,058        42,050             99,656
                               ----------    --------     ----------      -------      --------         ----------
Net asset value per unit
  outstanding*...............  $    11.93    $  11.09     $    11.55      $ 10.99      $  11.34         $    11.90
                               ==========    ========     ==========      =======      ========         ==========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 2000

                                                                 CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                      -----------------------------------------------------------------
                                                                         FIDELITY VARIABLE INSURANCE
                                                                               PRODUCTS FUNDS
                                                      -----------------------------------------------------------------
                                                                                   VIP III        VIP II      VIP III
                                                         VIP         VIP II        GROWTH         ASSET       GROWTH &
                                                        GROWTH     CONTRAFUND   OPPORTUNITIES    MANAGER       INCOME
                                                      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                                                      ----------   ----------   -------------   ----------   ----------
                       ASSETS
Shares held in respective Funds.....................      25,815       91,772        6,324         30,238       286,046
                                                      ==========   ==========     ========       ========    ==========
Investments at cost.................................  $1,165,282   $2,230,665     $123,995       $492,553    $4,363,007
                                                      ==========   ==========     ========       ========    ==========
Investments in respective Funds, at net asset
  value.............................................  $1,126,809   $2,178,668     $112,191       $483,811    $4,365,063
Amount due from MONY America........................           0          484          726              0             0
Amount due from respective Funds....................           0            0            0              0             0
                                                      ----------   ----------     --------       --------    ----------
         Total assets...............................   1,126,809    2,179,152      112,917        483,811     4,365,063
                                                      ----------   ----------     --------       --------    ----------
                    LIABILITIES
Amount due to MONY America..........................           0            0            0              0             0
Amount due to respective Funds......................           0          484          726              0             0
                                                      ----------   ----------     --------       --------    ----------
         Total liabilities..........................           0          484          726              0             0
                                                      ----------   ----------     --------       --------    ----------
Net assets..........................................  $1,126,809   $2,178,668     $112,191       $483,811    $4,365,063
                                                      ==========   ==========     ========       ========    ==========
Net assets consist of:
  Contractholders' net payments.....................  $1,231,569   $2,271,686     $123,598       $483,351    $4,265,060
  Undistributed net investment income...............      40,092        6,303            0              0         6,457
  Accumulated net realized gain (loss) on
    investments.....................................    (106,379)     (47,324)         397          9,202        91,490
  Net unrealized appreciation (depreciation) of
    investments.....................................     (38,473)     (51,997)     (11,804)        (8,742)        2,056
                                                      ----------   ----------     --------       --------    ----------
Net assets..........................................  $1,126,809   $2,178,668     $112,191       $483,811    $4,365,063
                                                      ==========   ==========     ========       ========    ==========
Number of units outstanding*........................     108,046      219,956       13,546         49,469       451,843
                                                      ----------   ----------     --------       --------    ----------
Net asset value per unit outstanding*...............  $    10.43   $     9.91     $   8.28       $   9.78    $     9.66
                                                      ==========   ==========     ========       ========    ==========

                                                      CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                      ------------------------------------------

                                                      THE UNIVERSAL INSTITUTIONAL FUNDS, INC.**
                                                      ------------------------------------------

                                                         EQUITY         FIXED
                                                         GROWTH         INCOME         VALUE
                                                       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                      ------------   ------------   ------------
                       ASSETS
Shares held in respective Funds.....................      22,060         378,458         1,519
                                                        ========      ==========       =======
Investments at cost.................................    $416,264      $3,801,546       $19,434
                                                        ========      ==========       =======
Investments in respective Funds, at net asset
  value.............................................    $369,723      $3,977,591       $19,972
Amount due from MONY America........................           0               0             0
Amount due from respective Funds....................           0               0             0
                                                        --------      ----------       -------
         Total assets...............................     369,723       3,977,591        19,972
                                                        --------      ----------       -------
                    LIABILITIES
Amount due to MONY America..........................           0               0             0
Amount due to respective Funds......................           0               0             0
                                                        --------      ----------       -------
         Total liabilities..........................           0               0             0
                                                        --------      ----------       -------
Net assets..........................................    $369,723      $3,977,591       $19,972
                                                        ========      ==========       =======
Net assets consist of:
  Contractholders' net payments.....................    $427,760      $3,565,213       $17,666
  Undistributed net investment income...............      26,772         232,978           435
  Accumulated net realized gain (loss) on
    investments.....................................     (38,268)          3,355         1,333
  Net unrealized appreciation (depreciation) of
    investments.....................................     (46,541)        176,045           538
                                                        --------      ----------       -------
Net assets..........................................    $369,723      $3,977,591       $19,972
                                                        ========      ==========       =======
Number of units outstanding*........................      39,055         356,647         1,655
                                                        --------      ----------       -------
Net asset value per unit outstanding*...............    $   9.47      $    11.15       $ 12.07
                                                        ========      ==========       =======

---------------
 * Units outstanding have been rounded for presentation purposes.
** Formerly, Morgan Stanley Dean Witter Universal Funds, Inc.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 2000

                                                                   CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                 --------------------------------------------------------------------------------
                                                                                JANUS ASPEN SERIES
                                                 --------------------------------------------------------------------------------
                                                 AGGRESSIVE    FLEXIBLE    INTERNATIONAL   WORLDWIDE      CAPITAL      STRATEGIC
                                                   GROWTH       INCOME        GROWTH         GROWTH     APPRECIATION     VALUE
                                                 SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                 ----------   ----------   -------------   ----------   ------------   ----------
                    ASSETS
Shares held in respective Funds................      50,667      546,966       114,342         47,990       31,231           88
                                                 ==========   ==========    ==========     ==========     ========       ======
Investments at cost............................  $2,163,641   $6,171,558    $4,380,519     $1,936,083     $849,201       $  875
                                                 ==========   ==========    ==========     ==========     ========       ======
Investments in respective Funds, at net asset
  value........................................  $1,839,215   $6,268,233    $3,533,163     $1,774,659     $836,681       $  880
Amount due from MONY America...................       7,058        2,704           484          6,699        3,017            0
Amount due from respective Funds...............           0            0             0              0            0            0
                                                 ----------   ----------    ----------     ----------     --------       ------
         Total assets..........................   1,846,273    6,270,937     3,533,647      1,781,358      839,698          880
                                                 ----------   ----------    ----------     ----------     --------       ------
                  LIABILITIES
Amount due to MONY America.....................           0            0             0              0            0            0
Amount due to respective Funds.................       7,058        2,704           484          6,699        3,017            0
                                                 ----------   ----------    ----------     ----------     --------       ------
         Total liabilities.....................       7,058        2,704           484          6,699        3,017            0
                                                 ----------   ----------    ----------     ----------     --------       ------
Net assets.....................................  $1,839,215   $6,268,233    $3,533,163     $1,774,659     $836,681       $  880
                                                 ==========   ==========    ==========     ==========     ========       ======
Net assets consist of:
  Contractholders' net payments................  $2,387,980   $5,985,911    $4,306,133     $2,156,398     $874,939       $  875
  Undistributed net investment income..........      88,766      187,896       159,745        101,611        5,293            0
  Accumulated net realized loss on
    investments................................    (313,105)      (2,249)      (85,359)      (321,926)     (31,031)           0
  Net unrealized appreciation (depreciation) of
    investments................................    (324,426)      96,675      (847,356)      (161,424)     (12,520)           5
                                                 ----------   ----------    ----------     ----------     --------       ------
Net assets.....................................  $1,839,215   $6,268,233    $3,533,163     $1,774,659     $836,681       $  880
                                                 ==========   ==========    ==========     ==========     ========       ======
Number of units outstanding*...................     239,319      589,418       345,650        182,651      103,062           88
                                                 ----------   ----------    ----------     ----------     --------       ------
Net asset value per unit outstanding*..........  $     7.69   $    10.63    $    10.22     $     9.72     $   8.12       $10.05
                                                 ==========   ==========    ==========     ==========     ========       ======

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                           CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                       ---------------------------------------------------
                                                                     MONY SERIES FUND, INC.
                                                       ---------------------------------------------------
                                                         MONEY      INTERMEDIATE   LONG TERM    GOVERNMENT
                                                         MARKET      TERM BOND        BOND      SECURITIES
                                                       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                       ----------   ------------   ----------   ----------
Dividend income......................................  $1,064,803     $125,577     $1,339,956    $115,583
Distribution from net realized gains.................           0            0              0          31
                                                       ----------     --------     ----------    --------
Net investment income................................   1,064,803      125,577      1,339,956     115,614
                                                       ----------     --------     ----------    --------
Realized and unrealized gain (loss) on investments:
  Net realized loss on investments...................           0      (70,140)      (216,116)     (8,560)
  Net change in unrealized appreciation of
     investments.....................................           0      100,988      1,771,312     109,948
                                                       ----------     --------     ----------    --------
Net realized and unrealized gain on investments......           0       30,848      1,555,196     101,388
                                                       ----------     --------     ----------    --------
Net increase in net assets resulting from
  operations.........................................  $1,064,803     $156,425     $2,895,152    $217,002
                                                       ==========     ========     ==========    ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                        CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                -----------------------------------------------------------
                                                               ENTERPRISE ACCUMULATION TRUST
                                                -----------------------------------------------------------
                                                               SMALL COMPANY                  INTERNATIONAL
                                                   EQUITY          VALUE         MANAGED         GROWTH
                                                 SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                ------------   -------------   ------------   -------------
                                                  FOR THE         FOR THE        FOR THE         FOR THE
                                                 YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                    2000           2000            2000           2000
                                                ------------   -------------   ------------   -------------
Dividend income...............................  $    16,904      $    947       $   8,681       $   2,162
Distribution from net realized gains..........      609,031       121,504         134,561         105,187
                                                -----------      --------       ---------       ---------
Net investment income.........................      625,935       122,451         143,242         107,349
                                                -----------      --------       ---------       ---------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on investments.....      114,638       (16,053)       (118,363)        (69,424)
  Net change in unrealized appreciation
    (depreciation) of investments.............   (1,002,837)      (75,390)        (19,694)       (277,665)
                                                -----------      --------       ---------       ---------
Net realized and unrealized gain (loss) on
  investments.................................     (888,199)      (91,443)       (138,057)       (347,089)
                                                -----------      --------       ---------       ---------
Net increase (decrease) in net assets
  resulting from operations...................  $  (262,264)     $ 31,008       $   5,185       $(239,740)
                                                ===========      ========       =========       =========

                                                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                ------------------------------------------------
                                                         ENTERPRISE ACCUMULATION TRUST
                                                ------------------------------------------------
                                                 HIGH YIELD    SMALL COMPANY
                                                    BOND          GROWTH            GROWTH
                                                 SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                                ------------   -------------   -----------------
                                                  FOR THE         FOR THE       FOR THE PERIOD
                                                 YEAR ENDED     YEAR ENDED     FEBRUARY 4, 2000*
                                                DECEMBER 31,   DECEMBER 31,         THROUGH
                                                    2000           2000        DECEMBER 31, 2000
                                                ------------   -------------   -----------------
Dividend income...............................  $ 1,872,332      $      0           $   169
Distribution from net realized gains..........            0         1,644             1,452
                                                -----------      --------           -------
Net investment income.........................    1,872,332         1,644             1,621
                                                -----------      --------           -------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on investments.....     (214,443)       27,621              (305)
  Net change in unrealized appreciation
    (depreciation) of investments.............   (2,145,196)      (15,463)            9,602
                                                -----------      --------           -------
Net realized and unrealized gain (loss) on
  investments.................................   (2,359,639)       12,158             9,297
                                                -----------      --------           -------
Net increase (decrease) in net assets
  resulting from operations...................  $  (487,307)     $ 13,802           $10,918
                                                ===========      ========           =======

---------------
* Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                         CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                            -----------------------------------------------------------------------------------------------------
                            DREYFUS VARIABLE INVESTMENT
                                        FUND                                               VAN ECK WORLDWIDE INSURANCE TRUST
                            ----------------------------     DREYFUS       DREYFUS     ------------------------------------------
                                           SMALL COMPANY      STOCK       SOCIALLY        HARD      WORLDWIDE       WORLDWIDE
                            APPRECIATION       STOCK          INDEX      RESPONSIBLE     ASSETS        BOND      EMERGING MARKETS
                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
                            ------------   -------------   -----------   -----------   ----------   ----------   ----------------
Dividend income...........   $  16,215        $ 1,649      $   329,242    $  1,642       $   42      $ 3,021         $      0
Distribution from net
  realized gains..........      27,595              0          621,561           0            0            0                0
                             ---------        -------      -----------    --------       ------      -------         --------
Net investment income.....      43,810          1,649          950,803       1,642           42        3,021                0
                             ---------        -------      -----------    --------       ------      -------         --------
Realized and unrealized
  gain (loss) on
  investments:
  Net realized gain (loss)
    on investments........      69,654         66,286        1,296,581      (1,814)         142       (7,135)          (2,021)
  Net change in unrealized
    appreciation
    (depreciation) of
    investments...........    (145,208)         7,341       (5,308,948)    (35,985)       1,286        5,541          (70,897)
                             ---------        -------      -----------    --------       ------      -------         --------
Net realized and
  unrealized gain (loss)
  on investments..........     (75,554)        73,627       (4,012,367)    (37,799)       1,428       (1,594)         (72,918)
                             ---------        -------      -----------    --------       ------      -------         --------
Net increase (decrease) in
  net assets resulting
  from operations.........   $ (31,744)       $75,276      $(3,061,564)   $(36,157)      $1,470      $ 1,427         $(72,918)
                             =========        =======      ===========    ========       ======      =======         ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                               CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                        -----------------------------------------------------------------------------------------
                                                                              T. ROWE PRICE
                                        -----------------------------------------------------------------------------------------
                                          EQUITY       PRIME      INTERNATIONAL   LIMITED TERM   NEW AMERICA   PERSONAL STRATEGIC
                                          INCOME      RESERVE         STOCK           BOND         GROWTH           BALANCE
                                        SUBACCOUNT   SUBACCOUNT    SUBACCOUNT      SUBACCOUNT    SUBACCOUNT        SUBACCOUNT
                                        ----------   ----------   -------------   ------------   -----------   ------------------
Dividend income.......................   $ 20,893      $6,999       $  12,824        $1,499       $       0         $ 22,269
Distribution from net realized
  gains...............................     83,067           0          61,559             0          52,479           50,722
                                         --------      ------       ---------        ------       ---------         --------
Net investment income.................    103,960       6,999          74,383         1,499          52,479           72,991
                                         --------      ------       ---------        ------       ---------         --------
Realized and unrealized gain (loss) on
  investments:
  Net realized loss on investments....    (33,920)          0         (32,047)          (33)        (22,967)          (2,525)
  Net change in unrealized
    appreciation (depreciation) of
    investments.......................     99,193           0        (186,480)          852         (83,372)         (27,008)
                                         --------      ------       ---------        ------       ---------         --------
Net realized and unrealized gain
  (loss) on investments...............     65,273           0        (218,527)          819        (106,339)         (29,533)
                                         --------      ------       ---------        ------       ---------         --------
Net increase (decrease) in net assets
  resulting from operations...........   $169,233      $6,999       $(144,144)       $2,318       $ (53,860)        $ 43,458
                                         ========      ======       =========        ======       =========         ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                               --------------------------------------------------------------------------------------------
                                                        FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                               --------------------------------------------------------------------------------------------
                                                                                                              VIP III
                                   VIP           VIP II            VIP III                VIP II             GROWTH AND
                                  GROWTH       CONTRAFUND    GROWTH OPPORTUNITIES     ASSET MANAGER            INCOME
                                SUBACCOUNT     SUBACCOUNT         SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                               ------------   ------------   --------------------   ------------------   ------------------
                               FOR THE YEAR   FOR THE YEAR      FOR THE PERIOD        FOR THE PERIOD       FOR THE PERIOD
                                  ENDED          ENDED         MARCH 31, 2000**     FEBRUARY 4, 2000**   JANUARY 13, 2000**
                               DECEMBER 31,   DECEMBER 31,         THROUGH               THROUGH              THROUGH
                                   2000           2000        DECEMBER 31, 2000     DECEMBER 31, 2000    DECEMBER 31, 2000
                               ------------   ------------   --------------------   ------------------   ------------------
Dividend income..............   $     399      $     169           $      0              $     0              $    858
Distribution from net
  realized gains.............      39,693          6,134                  0                    0                 5,599
                                ---------      ---------           --------              -------              --------
Net investment income........      40,092          6,303                  0                    0                 6,457
                                ---------      ---------           --------              -------              --------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments..............    (106,405)       (47,324)               397                9,202                91,490
  Net change in unrealized
    appreciation
    (depreciation) of
    investments..............     (47,202)       (53,967)           (11,804)              (8,742)                2,056
                                ---------      ---------           --------              -------              --------
Net realized and unrealized
  gain (loss) on
  investments................    (153,607)      (101,291)           (11,407)                 460                93,546
                                ---------      ---------           --------              -------              --------
Net increase (decrease) in
  net assets resulting from
  operations.................   $(113,515)     $ (94,988)          $(11,407)             $   460              $100,003
                                =========      =========           ========              =======              ========

                                   CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                               ----------------------------------------------------
                                     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.*
                               ----------------------------------------------------
                                                    FIXED
                                  EQUITY           INCOME
                                  GROWTH         SUBACCOUNT             VALUE
                                SUBACCOUNT    -----------------      SUBACCOUNT
                               ------------    FOR THE PERIOD     -----------------
                               FOR THE YEAR   JANUARY 6, 2000**    FOR THE PERIOD
                                  ENDED            THROUGH         MAY 22, 2000**
                               DECEMBER 31,     DECEMBER 31,           THROUGH
                                   2000             2000          DECEMBER 31, 2000
                               ------------   -----------------   -----------------
Dividend income..............    $      0         $232,978             $  171
Distribution from net
  realized gains.............      22,533                0                264
                                 --------         --------             ------
Net investment income........      22,533          232,978                435
                                 --------         --------             ------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments..............     (38,268)           3,355              1,333
  Net change in unrealized
    appreciation
    (depreciation) of
    investments..............     (51,445)         176,045                538
                                 --------         --------             ------
Net realized and unrealized
  gain (loss) on
  investments................     (89,713)         179,400              1,871
                                 --------         --------             ------
Net increase (decrease) in
  net assets resulting from
  operations.................    $(67,180)        $412,378             $2,306
                                 ========         ========             ======

---------------
 * Formerly, Morgan Stanley Dean Witter Universal Funds, Inc.
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                 CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                ---------------------------------------------
                                                             JANUS ASPEN SERIES
                                                ---------------------------------------------
                                                 AGGRESSIVE       FLEXIBLE      INTERNATIONAL
                                                   GROWTH          INCOME          GROWTH
                                                 SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                ------------    ------------    -------------
                                                FOR THE YEAR    FOR THE YEAR    FOR THE YEAR
                                                   ENDED           ENDED            ENDED
                                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                    2000            2000            2000
                                                ------------    ------------    -------------
Dividend income...............................   $       0        $187,459        $  49,169
Distribution from net realized gains..........      88,766               0          110,576
                                                 ---------        --------        ---------
Net investment income.........................      88,766         187,459          159,745
                                                 ---------        --------        ---------
Realized and unrealized gain (loss) on
  investments:
  Net realized loss on investments............    (313,107)         (2,249)         (85,359)
  Net change in unrealized appreciation
    (depreciation) of investments.............    (348,905)         97,100         (847,849)
                                                 ---------        --------        ---------
Net realized and unrealized gain (loss) on
  investments.................................    (662,012)         94,851         (933,208)
                                                 ---------        --------        ---------
Net increase (decrease) in net assets
  resulting from operations...................   $(573,246)       $282,310        $(773,463)
                                                 =========        ========        =========

                                                      CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                --------------------------------------------------------
                                                                   JANUS ASPEN SERIES
                                                --------------------------------------------------------
                                                 WORLDWIDE           CAPITAL              STRATEGIC
                                                   GROWTH          APPRECIATION             VALUE
                                                 SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                                ------------    ------------------    ------------------
                                                FOR THE YEAR      FOR THE PERIOD        FOR THE PERIOD
                                                   ENDED        FEBRUARY 4, 2000*     DECEMBER 27, 2000*
                                                DECEMBER 31,         THROUGH               THROUGH
                                                    2000        DECEMBER 31, 2000     DECEMBER 31, 2000
                                                ------------    ------------------    ------------------
Dividend income...............................   $   6,177           $  5,247                 $0
Distribution from net realized gains..........      95,434                 46                  0
                                                 ---------           --------                 --
Net investment income.........................     101,611              5,293                  0
                                                 ---------           --------                 --
Realized and unrealized gain (loss) on
  investments:
  Net realized loss on investments............    (321,935)           (31,031)                 0
  Net change in unrealized appreciation
    (depreciation) of investments.............    (168,424)           (12,520)                 5
                                                 ---------           --------                 --
Net realized and unrealized gain (loss) on
  investments.................................    (490,359)           (43,551)                 5
                                                 ---------           --------                 --
Net increase (decrease) in net assets
  resulting from operations...................   $(388,748)          $(38,258)                $5
                                                 =========           ========                 ==

---------------
* Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                       STATEMENT OF CHANGES IN NET ASSETS

                        FOR THE YEARS ENDED DECEMBER 31,

                                         CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                     ----------------------------------------------------
                                                    MONY SERIES FUND, INC.
                                     ----------------------------------------------------
                                                MONEY                   INTERMEDIATE
                                               MARKET                    TERM BOND
                                             SUBACCOUNT                  SUBACCOUNT
                                     ---------------------------   ----------------------
                                         2000           1999          2000        1999
                                     ------------   ------------   ----------   ---------
From operations:
  Net investment income............  $  1,064,803   $    345,020   $  125,577   $  35,406
  Net realized loss on
    investments....................             0              0      (70,140)     (6,511)
  Net change in unrealized
    appreciation (depreciation) of
    investments....................             0              0      100,988     (28,840)
                                     ------------   ------------   ----------   ---------
Net increase (decrease) in net
  assets resulting from
  operations.......................     1,064,803        345,020      156,425          55
                                     ------------   ------------   ----------   ---------
From unit transactions:
  Net proceeds from the issuance of
    units..........................    71,120,205     77,560,082    1,766,214     696,328
  Net asset value of units redeemed
    or used to meet contract
    obligations....................   (61,036,860)   (61,373,092)    (155,264)   (181,862)
                                     ------------   ------------   ----------   ---------
Net increase from unit
  transactions.....................    10,083,345     16,186,990    1,610,950     514,466
                                     ------------   ------------   ----------   ---------
Net increase in net assets.........    11,148,148     16,532,010    1,767,375     514,521
Net assets beginning of year.......    19,217,889      2,685,879      819,054     304,533
                                     ------------   ------------   ----------   ---------
Net assets end of year*............  $ 30,366,037   $ 19,217,889   $2,586,429   $ 819,054
                                     ============   ============   ==========   =========
Unit transactions:
  Units outstanding beginning of
    year...........................     1,712,047        251,238       76,605      28,549
  Units issued during the year.....     5,904,013      8,571,435      161,713      65,528
  Units redeemed during the year...    (5,066,948)    (7,110,626)     (14,216)    (17,472)
                                     ------------   ------------   ----------   ---------
Units outstanding end of year......     2,549,112      1,712,047      224,102      76,605
                                     ============   ============   ==========   =========
---------------
* Includes undistributed net
  investment income of:              $  1,472,632   $    407,829   $  168,626   $  43,049
                                     ============   ============   ==========   =========

                                         CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                     ---------------------------------------------------
                                                   MONY SERIES FUND, INC.
                                     ---------------------------------------------------
                                             LONG TERM                 GOVERNMENT
                                               BOND                    SECURITIES
                                            SUBACCOUNT                 SUBACCOUNT
                                     -------------------------   -----------------------
                                        2000          1999          2000         1999
                                     -----------   -----------   ----------   ----------
From operations:
  Net investment income............  $ 1,339,956   $ 1,028,956   $  115,614   $   36,509
  Net realized loss on
    investments....................     (216,116)      (74,609)      (8,560)        (267)
  Net change in unrealized
    appreciation (depreciation) of
    investments....................    1,771,312    (2,165,463)     109,948      (27,741)
                                     -----------   -----------   ----------   ----------
Net increase (decrease) in net
  assets resulting from
  operations.......................    2,895,152    (1,211,116)     217,002        8,501
                                     -----------   -----------   ----------   ----------
From unit transactions:
  Net proceeds from the issuance of
    units..........................    2,992,832    20,478,061      817,997    1,186,866
  Net asset value of units redeemed
    or used to meet contract
    obligations....................   (1,007,725)     (936,588)    (200,294)     (49,795)
                                     -----------   -----------   ----------   ----------
Net increase from unit
  transactions.....................    1,985,107    19,541,473      617,703    1,137,071
                                     -----------   -----------   ----------   ----------
Net increase in net assets.........    4,880,259    18,330,357      834,705    1,145,572
Net assets beginning of year.......   18,667,512       337,155    2,022,124      876,552
                                     -----------   -----------   ----------   ----------
Net assets end of year*............  $23,547,771   $18,667,512   $2,856,829   $2,022,124
                                     ===========   ===========   ==========   ==========
Unit transactions:
  Units outstanding beginning of
    year...........................    1,836,729        30,651      189,531       82,700
  Units issued during the year.....      252,333     1,909,822       72,238      119,022
  Units redeemed during the year...      (84,964)     (103,744)     (17,688)     (12,191)
                                     -----------   -----------   ----------   ----------
Units outstanding end of year......    2,004,098     1,836,729      244,081      189,531
                                     ===========   ===========   ==========   ==========
---------------
* Includes undistributed net
  investment income of:              $ 2,377,260   $ 1,037,304   $  170,615   $   55,001
                                     ===========   ===========   ==========   ==========

                        See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                 CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                          ---------------------------------------------------------
                                                        ENTERPRISE ACCUMULATION TRUST
                                          ---------------------------------------------------------
                                                                               SMALL COMPANY
                                                    EQUITY                         VALUE
                                                  SUBACCOUNT                    SUBACCOUNT
                                          ---------------------------   ---------------------------

                                            FOR THE        FOR THE        FOR THE        FOR THE
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2000           1999           2000           1999
                                          ------------   ------------   ------------   ------------
From operations:
Net investment income...................  $   625,935     $  110,007     $  122,451     $  35,776
Net realized gain (loss) on
 investments............................      114,638          6,521        (16,053)      (17,101)
Net change in unrealized appreciation
 (depreciation) investments.............   (1,002,837)        20,255        (75,390)       57,257
                                          -----------     ----------     ----------     ---------
Net increase (decrease) in net assets
 resulting from operations..............     (262,264)       136,783         31,008        75,932
                                          -----------     ----------     ----------     ---------
From unit transactions:
 Net proceeds from the issuance of
   units................................    1,395,930      1,307,396        656,883       469,522
 Net asset value of units redeemed or
   used to meet contract obligations....     (238,119)       (64,000)      (245,728)     (413,361)
                                          -----------     ----------     ----------     ---------
Net increase (decrease) from unit
 transactions...........................    1,157,811      1,243,396        411,155        56,161
                                          -----------     ----------     ----------     ---------
Net increase (decrease) in net assets...      895,547      1,380,179        442,163       132,093
Net assets beginning of period..........    1,414,075         33,896        563,045       430,952
                                          -----------     ----------     ----------     ---------
Net assets end of period*...............  $ 2,309,622     $1,414,075     $1,005,208     $ 563,045
                                          ===========     ==========     ==========     =========
Unit transactions:
Units outstanding beginning of period...      102,764          2,848         36,787        34,921
Units issued during the period..........       89,542        109,654         43,574        37,233
Units redeemed during the period........      (15,274)        (9,738)       (16,300)      (35,367)
                                          -----------     ----------     ----------     ---------
Units outstanding end of period.........      177,032        102,764         64,061        36,787
                                          ===========     ==========     ==========     =========
---------------
 * Includes undistributed net investment
   income of:                             $   737,904     $  111,969     $  202,518     $  80,067
                                          ===========     ==========     ==========     =========
** Commencement of operations.

                                                 CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                          ---------------------------------------------------------
                                                        ENTERPRISE ACCUMULATION TRUST
                                          ---------------------------------------------------------
                                                                               INTERNATIONAL
                                                    MANAGED                       GROWTH
                                                  SUBACCOUNT                    SUBACCOUNT
                                          ---------------------------   ---------------------------

                                            FOR THE        FOR THE        FOR THE        FOR THE
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2000           1999           2000           1999
                                          ------------   ------------   ------------   ------------
From operations:
Net investment income...................   $ 143,242      $  56,019      $  107,349     $   23,845
Net realized gain (loss) on
 investments............................    (118,363)       (14,912)        (69,424)         9,678
Net change in unrealized appreciation
 (depreciation) investments.............     (19,694)        29,662        (277,665)       259,460
                                           ---------      ---------      ----------     ----------
Net increase (decrease) in net assets
 resulting from operations..............       5,185         70,769        (239,740)       292,983
                                           ---------      ---------      ----------     ----------
From unit transactions:
 Net proceeds from the issuance of
   units................................     136,674        294,982         306,241        550,539
 Net asset value of units redeemed or
   used to meet contract obligations....    (123,540)      (861,595)       (894,518)       (29,145)
                                           ---------      ---------      ----------     ----------
Net increase (decrease) from unit
 transactions...........................      13,134       (566,613)       (588,277)       521,394
                                           ---------      ---------      ----------     ----------
Net increase (decrease) in net assets...      18,319       (495,844)       (828,017)       814,377
Net assets beginning of period..........     356,471        852,315       1,042,897        228,520
                                           ---------      ---------      ----------     ----------
Net assets end of period*...............   $ 374,790      $ 356,471      $  214,880     $1,042,897
                                           =========      =========      ==========     ==========
Unit transactions:
Units outstanding beginning of period...      28,967         75,641          70,342         21,906
Units issued during the period..........      10,943         25,257          27,506         52,464
Units redeemed during the period........      (9,892)       (71,931)        (80,342)        (4,028)
                                           ---------      ---------      ----------     ----------
Units outstanding end of period.........      30,018         28,967          17,506         70,342
                                           =========      =========      ==========     ==========
---------------
 * Includes undistributed net investment
   income of:                              $ 285,602      $ 142,360      $  145,470     $   38,121
                                           =========      =========      ==========     ==========
** Commencement of operations.

                                                        CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                          ------------------------------------------------------------------------
                                                               ENTERPRISE ACCUMULATION TRUST
                                          ------------------------------------------------------------------------
                                                  HIGH YIELD                   SMALL COMPANY
                                                     BOND                         GROWTH                 GROWTH
                                                  SUBACCOUNT                    SUBACCOUNT             SUBACCOUNT
                                          ---------------------------   ---------------------------   ------------
                                                                                         FOR THE        FOR THE
                                                                                          PERIOD         PERIOD
                                                                                       DECEMBER 8,    FEBRUARY 4,
                                            FOR THE        FOR THE        FOR THE         1999**         2000**
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH        THROUGH
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2000           1999           2000           1999           2000
                                          ------------   ------------   ------------   ------------   ------------
From operations:
Net investment income...................  $ 1,872,332    $ 1,578,167     $   1,644       $      0       $  1,621
Net realized gain (loss) on
 investments............................     (214,443)       (71,226)       27,621             (1)          (305)
Net change in unrealized appreciation
 (depreciation) investments.............   (2,145,196)    (1,182,329)      (15,463)        11,101          9,602
                                          -----------    -----------     ---------       --------       --------
Net increase (decrease) in net assets
 resulting from operations..............     (487,307)       324,612        13,802         11,100         10,918
                                          -----------    -----------     ---------       --------       --------
From unit transactions:
 Net proceeds from the issuance of
   units................................    2,420,424     20,539,013       425,330        137,592        973,913
 Net asset value of units redeemed or
   used to meet contract obligations....   (1,412,759)    (1,183,708)     (165,802)          (188)        (4,830)
                                          -----------    -----------     ---------       --------       --------
Net increase (decrease) from unit
 transactions...........................    1,007,665     19,355,305       259,528        137,404        969,083
                                          -----------    -----------     ---------       --------       --------
Net increase (decrease) in net assets...      520,358     19,679,917       273,330        148,504        980,001
Net assets beginning of period..........   20,059,629        379,712       148,504              0              0
                                          -----------    -----------     ---------       --------       --------
Net assets end of period*...............  $20,579,987    $20,059,629     $ 421,834       $148,504       $980,001
                                          ===========    ===========     =========       ========       ========
Unit transactions:
Units outstanding beginning of period...    1,769,481         34,788        13,697              0              0
Units issued during the period..........      223,033      1,854,079        40,368         13,716        103,719
Units redeemed during the period........     (130,180)      (119,386)      (15,736)           (19)          (514)
                                          -----------    -----------     ---------       --------       --------
Units outstanding end of period.........    1,862,334      1,769,481        38,329         13,697        103,205
                                          ===========    ===========     =========       ========       ========
---------------
 * Includes undistributed net investment
   income of:                             $ 3,482,061    $ 1,609,729     $   1,644       $      0       $  1,621
                                          ===========    ===========     =========       ========       ========
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                 CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                          ---------------------------------------------------------
                                                      DREYFUS VARIABLE INVESTMENT FUND
                                          ---------------------------------------------------------
                                                                               SMALL COMPANY
                                                 APPRECIATION                      STOCK
                                                  SUBACCOUNT                    SUBACCOUNT
                                          ---------------------------   ---------------------------
                                            FOR THE        FOR THE        FOR THE        FOR THE
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2000           1999           2000           1999
                                          ------------   ------------   ------------   ------------
From operations:
 Net investment income..................   $   43,810     $   16,245     $    1,649     $       0
 Net realized gain (loss) on
   investments..........................       69,654        100,007         66,286        (7,540)
 Net change in unrealized appreciation
   (depreciation) of investments........     (145,208)        35,110          7,341        82,425
                                           ----------     ----------     ----------     ---------
Net increase (decrease) in net assets
 resulting from operations..............      (31,744)       151,362         75,276        74,885
                                           ----------     ----------     ----------     ---------
From unit transactions:
 Net proceeds from the issuance of
   units................................    1,455,287      1,490,345        447,881       526,467
 Net asset value of units redeemed or
   used to meet contract obligations....     (705,319)      (363,376)      (195,357)     (106,947)
                                           ----------     ----------     ----------     ---------
Net increase from unit transactions.....      749,968      1,126,969        252,524       419,520
                                           ----------     ----------     ----------     ---------
Net increase in net assets..............      718,224      1,278,331        327,800       494,405
Net assets beginning of period..........    1,758,756        480,425        790,084       295,679
                                           ----------     ----------     ----------     ---------
Net assets end of period*...............   $2,476,980     $1,758,756     $1,117,884     $ 790,084
                                           ==========     ==========     ==========     =========
Unit transactions:
 Units outstanding beginning of
   period...............................      118,872         36,191         78,184        32,362
 Units issued during the period.........       96,325        116,773         42,142        58,620
 Units redeemed during the period.......      (46,685)       (34,092)       (18,381)      (12,798)
                                           ----------     ----------     ----------     ---------
Units outstanding end of period.........      168,512        118,872        101,945        78,184
                                           ==========     ==========     ==========     =========
---------------
 * Includes undistributed net investment
   income of:                              $   64,045     $   20,235     $    2,695     $   1,046
                                           ==========     ==========     ==========     =========
** Commencement of operations.

                                                     CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                          -----------------------------------------------------------------

                                                    DREYFUS                           DREYFUS
                                                  STOCK INDEX                  SOCIALLY RESPONSIBLE
                                                  SUBACCOUNT                        SUBACCOUNT
                                          ---------------------------   -----------------------------------
                                            FOR THE        FOR THE        FOR THE         FOR THE PERIOD
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED    SEPTEMBER 30, 1999**
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,         THROUGH
                                              2000           1999           2000        DECEMBER 31, 1999
                                          ------------   ------------   ------------   --------------------
From operations:
 Net investment income..................  $   950,803    $   432,056      $  1,642           $ 2,674
 Net realized gain (loss) on
   investments..........................    1,296,581        386,134        (1,814)               82
 Net change in unrealized appreciation
   (depreciation) of investments........   (5,308,948)     3,009,797       (35,985)           10,622
                                          -----------    -----------      --------           -------
Net increase (decrease) in net assets
 resulting from operations..............   (3,061,564)     3,827,987       (36,157)           13,378
                                          -----------    -----------      --------           -------
From unit transactions:
 Net proceeds from the issuance of
   units................................   14,975,579     23,789,517       239,230            67,417
 Net asset value of units redeemed or
   used to meet contract obligations....   (3,812,299)      (840,260)      (71,280)             (786)
                                          -----------    -----------      --------           -------
Net increase from unit transactions.....   11,163,280     22,949,257       167,950            66,631
                                          -----------    -----------      --------           -------
Net increase in net assets..............    8,101,716     26,777,244       131,793            80,009
Net assets beginning of period..........   30,679,794      3,902,550        80,009                 0
                                          -----------    -----------      --------           -------
Net assets end of period*...............  $38,781,510    $30,679,794      $211,802           $80,009
                                          ===========    ===========      ========           =======
Unit transactions:
 Units outstanding beginning of
   period...............................    1,903,421        291,990         6,671                 0
 Units issued during the period.........    1,004,529      1,696,879        18,775             6,742
 Units redeemed during the period.......     (255,720)       (85,448)       (5,594)              (71)
                                          -----------    -----------      --------           -------
Units outstanding end of period.........    2,652,230      1,903,421        19,852             6,671
                                          ===========    ===========      ========           =======
---------------
 * Includes undistributed net investment
   income of:                             $ 1,422,997    $   472,194      $  4,316           $ 2,674
                                          ===========    ===========      ========           =======
** Commencement of operations.

                                                                CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                          ---------------------------------------------------------------------------------------
                                                                     VAN ECK WORLDWIDE INSURANCE TRUST
                                          ---------------------------------------------------------------------------------------
                                                     HARD                        WORLDWIDE                     WORLDWIDE
                                                    ASSETS                         BOND                    EMERGING MARKETS
                                                  SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                          ---------------------------   ---------------------------   ---------------------------
                                            FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2000           1999           2000           1999           2000           1999
                                          ------------   ------------   ------------   ------------   ------------   ------------
From operations:
 Net investment income..................    $    42         $    3        $  3,021       $ 1,150        $      0       $      0
 Net realized gain (loss) on
   investments..........................        142             (4)         (7,135)          (19)         (2,021)         8,133
 Net change in unrealized appreciation
   (depreciation) of investments........      1,286            211           5,541        (3,363)        (70,897)        24,877
                                            -------         ------        --------       -------        --------       --------
Net increase (decrease) in net assets
 resulting from operations..............      1,470            210           1,427        (2,232)        (72,918)        33,010
                                            -------         ------        --------       -------        --------       --------
From unit transactions:
 Net proceeds from the issuance of
   units................................     18,396          3,174          85,997        35,112         189,753         29,369
 Net asset value of units redeemed or
   used to meet contract obligations....       (609)          (173)        (52,332)       (1,399)        (44,361)       (17,369)
                                            -------         ------        --------       -------        --------       --------
Net increase from unit transactions.....     17,787          3,001          33,665        33,713         145,392         12,000
                                            -------         ------        --------       -------        --------       --------
Net increase in net assets..............     19,257          3,211          35,092        31,481          72,474         45,010
Net assets beginning of period..........      3,422            211          52,300        20,819          70,493         25,483
                                            -------         ------        --------       -------        --------       --------
Net assets end of period*...............    $22,679         $3,422        $ 87,392       $52,300        $142,967       $ 70,493
                                            =======         ======        ========       =======        ========       ========
Unit transactions:
 Units outstanding beginning of
   period...............................        343             26           5,105         1,873           7,590          5,495
 Units issued during the period.........      1,754            335           8,350         3,398          24,650          4,827
 Units redeemed during the period.......        (58)           (18)         (5,081)         (166)         (5,763)        (2,732)
                                            -------         ------        --------       -------        --------       --------
Units outstanding end of period.........      2,039            343           8,374         5,105          26,477          7,590
                                            =======         ======        ========       =======        ========       ========
---------------
 * Includes undistributed net investment
   income of:                               $    45         $    3        $  4,171       $ 1,150        $    197       $    197
                                            =======         ======        ========       =======        ========       ========
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                           CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                  ---------------------------------------------------------------------------------------------
                                                                          T. ROWE PRICE
                                  ---------------------------------------------------------------------------------------------
                                            EQUITY                            PRIME                        INTERNATIONAL
                                            INCOME                           RESERVE                           STOCK
                                          SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                  ---------------------------   ---------------------------------   ---------------------------
                                    FOR THE        FOR THE        FOR THE        FOR THE PERIOD       FOR THE        FOR THE
                                   YEAR ENDED     YEAR ENDED     YEAR ENDED    FEBRUARY 1, 1999**    YEAR ENDED     YEAR ENDED
                                  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,        THROUGH         DECEMBER 31,   DECEMBER 31,
                                      2000           1999           2000       DECEMBER 31, 1999        2000           1999
                                  ------------   ------------   ------------   ------------------   ------------   ------------
From operations:
 Net investment income..........   $  103,960      $ 37,491       $  6,999          $  4,177         $   74,383      $  2,061
 Net realized gain (loss) on
   investments..................      (33,920)        3,114              0                 0            (32,047)        1,541
 Net change in unrealized
   appreciation (depreciation)
   of investments...............       99,193       (48,742)             0                 0           (186,480)       26,668
                                   ----------      --------       --------          --------         ----------      --------
Net increase (decrease) in net
 assets resulting from
 operations.....................      169,233        (8,137)         6,999             4,177           (144,144)       30,270
                                   ----------      --------       --------          --------         ----------      --------
From unit transactions:
 Net proceeds from the issuance
   of units.....................    1,262,171       745,478        216,211           103,722          2,287,853       105,728
 Net asset value of units
   redeemed or used to meet
   contract obligations.........     (279,879)      (72,035)       (81,150)           (6,296)          (253,632)      (12,925)
                                   ----------      --------       --------          --------         ----------      --------
Net increase from unit
 transactions...................      982,292       673,443        135,061            97,426          2,034,221        92,803
                                   ----------      --------       --------          --------         ----------      --------
Net increase in net assets......    1,151,525       665,306        142,060           101,603          1,890,077       123,073
Net assets beginning of
 period.........................      714,690        49,384        101,603                 0            138,122        15,049
                                   ----------      --------       --------          --------         ----------      --------
Net assets end of period*.......   $1,866,215      $714,690       $243,663          $101,603         $2,028,199      $138,122
                                   ==========      ========       ========          ========         ==========      ========
Unit transactions:
 Units outstanding beginning of
   period.......................       67,719         4,853          9,723                 0              9,827         1,427
 Units issued during the
   period.......................      113,984        69,677         19,616            10,380            186,460         9,599
 Units redeemed during the
   period.......................      (25,276)       (6,811)        (7,362)             (657)           (20,671)       (1,199)
                                   ----------      --------       --------          --------         ----------      --------
Units outstanding end of
 period.........................      156,427        67,719         21,977             9,723            175,616         9,827
                                   ==========      ========       ========          ========         ==========      ========
---------------
 * Includes undistributed net
   investment income of:           $  143,094      $ 39,134       $ 11,176          $  4,177         $   76,679      $  2,296
                                   ==========      ========       ========          ========         ==========      ========
** Commencement of operations

                                                           CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                  ---------------------------------------------------------------------------------------------
                                                                          T. ROWE PRICE
                                  ---------------------------------------------------------------------------------------------
                                            LIMITED TERM                      NEW AMERICA               PERSONAL STRATEGIC
                                                BOND                            GROWTH                        BALANCE
                                             SUBACCOUNT                       SUBACCOUNT                    SUBACCOUNT
                                  ---------------------------------   ---------------------------   ---------------------------
                                    FOR THE        FOR THE PERIOD       FOR THE        FOR THE        FOR THE        FOR THE
                                   YEAR ENDED    FEBRUARY 1, 1999**    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                  DECEMBER 31,        THROUGH         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                      2000       DECEMBER 31, 1999        2000           1999           2000           1999
                                  ------------   ------------------   ------------   ------------   ------------   ------------
From operations:
 Net investment income..........    $ 1,499            $   45           $ 52,479      $  19,751      $   72,991     $  15,098
 Net realized gain (loss) on
   investments..................        (33)               (2)           (22,967)         7,059          (2,525)        5,226
 Net change in unrealized
   appreciation (depreciation)
   of investments...............        852               (38)           (83,372)         7,101         (27,008)         (278)
                                    -------            ------           --------      ---------      ----------     ---------
Net increase (decrease) in net
 assets resulting from
 operations.....................      2,318                 5            (53,860)        33,911          43,458        20,046
                                    -------            ------           --------      ---------      ----------     ---------
From unit transactions:
 Net proceeds from the issuance
   of units.....................     32,552             1,021            277,405        367,884       1,139,090       324,297
 Net asset value of units
   redeemed or used to meet
   contract obligations.........     (2,220)              (66)           (95,257)      (101,482)        (97,518)     (251,898)
                                    -------            ------           --------      ---------      ----------     ---------
Net increase from unit
 transactions...................     30,332               955            182,148        266,402       1,041,572        72,399
                                    -------            ------           --------      ---------      ----------     ---------
Net increase in net assets......     32,650               960            128,288        300,313       1,085,030        92,445
Net assets beginning of
 period.........................        960                 0            348,533         48,220         101,364         8,919
                                    -------            ------           --------      ---------      ----------     ---------
Net assets end of period*.......    $33,610            $  960           $476,821      $ 348,533      $1,186,394     $ 101,364
                                    =======            ======           ========      =========      ==========     =========
Unit transactions:
 Units outstanding beginning of
   period.......................         95                 0             27,453          4,282           8,978           856
 Units issued during the
   period.......................      3,180               104             22,230         31,991          99,168        31,131
 Units redeemed during the
   period.......................       (217)               (9)            (7,633)        (8,820)         (8,490)      (23,009)
                                    -------            ------           --------      ---------      ----------     ---------
Units outstanding end of
 period.........................      3,058                95             42,050         27,453          99,656         8,978
                                    =======            ======           ========      =========      ==========     =========
---------------
 * Includes undistributed net
   investment income of:            $ 1,544            $   45           $ 73,183      $  20,704      $   88,461     $  15,470
                                    =======            ======           ========      =========      ==========     =========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                     CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                        ----------------------------------------------------------------------
                                      FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                        ----------------------------------------------------------------------
                                       VIP                                VIP II
                                     GROWTH                             CONTRAFUND
                                   SUBACCOUNT                           SUBACCOUNT
                        ---------------------------------   ----------------------------------
                          FOR THE        FOR THE PERIOD       FOR THE        FOR THE PERIOD
                         YEAR ENDED    NOVEMBER 2, 1999**    YEAR ENDED    DECEMBER 8, 1999**
                        DECEMBER 31,        THROUGH         DECEMBER 31,         THROUGH
                            2000       DECEMBER 31, 1999        2000        DECEMBER 31, 1999
                        ------------   ------------------   ------------   -------------------
From operations:
 Net investment
   income.............   $   40,092         $      0         $    6,303          $     0
 Net realized gain
   (loss) on
   investments........     (106,405)              26            (47,324)               0
 Net change in
   unrealized
   appreciation
   (depreciation) of
   investments........      (47,202)           8,729            (53,967)           1,970
                         ----------         --------         ----------          -------
Net increase
 (decrease) in net
 assets resulting from
 operations...........     (113,515)           8,755            (94,988)           1,970
                         ----------         --------         ----------          -------
From unit
 transactions:
 Net proceeds from the
   issuance of
   units..............    1,538,960          180,982          2,429,275           36,973
 Net asset value of
   units redeemed or
   used to meet
   contract
   obligations........     (488,164)            (209)          (194,515)             (47)
                         ----------         --------         ----------          -------
Net increase from unit
 transactions.........    1,050,796          180,773          2,234,760           36,926
                         ----------         --------         ----------          -------
Net increase in net
 assets...............      937,281          189,528          2,139,772           38,896
Net assets beginning
 of period............      189,528                0             38,896                0
                         ----------         --------         ----------          -------
Net assets end of
 period*..............   $1,126,809         $189,528         $2,178,668          $38,896
                         ==========         ========         ==========          =======
Unit transactions:
 Units outstanding
   beginning of
   period.............       16,127                0              3,667                0
 Units issued during
   the period.........      134,622           16,147            235,115            3,672
 Units redeemed during
   the period.........      (42,703)             (20)           (18,826)              (5)
                         ----------         --------         ----------          -------
Units outstanding end
 of period............      108,046           16,127            219,956            3,667
                         ==========         ========         ==========          =======
---------------
 * Includes
   undistributed net
   investment income
   of:                   $   40,092         $      0         $    6,303          $     0
                         ==========         ========         ==========          =======

                                 CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                        --------------------------------------------------------------
                                  FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                        --------------------------------------------------------------
                              VIP III                VIP II              VIP III
                        GROWTH OPPORTUNITIES     ASSET MANAGER       GROWTH & INCOME
                             SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                        --------------------   ------------------   ------------------
                           FOR THE PERIOD        FOR THE PERIOD       FOR THE PERIOD
                          MARCH 31, 2000**     FEBRUARY 4, 2000**   JANUARY 13, 2000**
                              THROUGH               THROUGH              THROUGH
                         DECEMBER 31, 2000     DECEMBER 31, 2000    DECEMBER 31, 2000
                        --------------------   ------------------   ------------------
From operations:
 Net investment
   income.............        $      0              $      0            $    6,457
 Net realized gain
   (loss) on
   investments........             397                 9,202                91,490
 Net change in
   unrealized
   appreciation
   (depreciation) of
   investments........         (11,804)               (8,742)                2,056
                              --------              --------            ----------
Net increase
 (decrease) in net
 assets resulting from
 operations...........         (11,407)                  460               100,003
                              --------              --------            ----------
From unit
 transactions:
 Net proceeds from the
   issuance of
   units..............         125,691               505,676             4,437,094
 Net asset value of
   units redeemed or
   used to meet
   contract
   obligations........          (2,093)              (22,325)             (172,034)
                              --------              --------            ----------
Net increase from unit
 transactions.........         123,598               483,351             4,265,060
                              --------              --------            ----------
Net increase in net
 assets...............         112,191               483,811             4,365,063
Net assets beginning
 of period............               0                     0                     0
                              --------              --------            ----------
Net assets end of
 period*..............        $112,191              $483,811            $4,365,063
                              ========              ========            ==========
Unit transactions:
 Units outstanding
   beginning of
   period.............               0                     0                     0
 Units issued during
   the period.........          13,776                51,754               470,068
 Units redeemed during
   the period.........            (230)               (2,285)              (18,225)
                              --------              --------            ----------
Units outstanding end
 of period............          13,546                49,469               451,843
                              ========              ========            ==========
---------------
 * Includes
   undistributed net
   investment income
   of:                        $      0              $      0            $    6,457
                              ========              ========            ==========

                                         CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                        ------------------------------------------------------------------------------
                                          THE UNIVERSAL INSTITUTIONAL FUNDS, INC.***
                        ------------------------------------------------------------------------------
                                      EQUITY                        FIXED
                                      GROWTH                       INCOME                 VALUE
                                    SUBACCOUNT                   SUBACCOUNT            SUBACCOUNT
                        ----------------------------------   -------------------   -------------------
                          FOR THE        FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                         YEAR ENDED    DECEMBER 8, 1999**     JANUARY 6, 2000**      MAY 22, 2000**
                        DECEMBER 31,         THROUGH               THROUGH               THROUGH
                            2000        DECEMBER 31, 1999     DECEMBER 31, 2000     DECEMBER 31, 2000
                        ------------   -------------------   -------------------   -------------------
From operations:
 Net investment
   income.............   $  22,533          $  4,239             $  232,978              $   435
 Net realized gain
   (loss) on
   investments........     (38,268)                0                  3,355                1,333
 Net change in
   unrealized
   appreciation
   (depreciation) of
   investments........     (51,445)            4,904                176,045                  538
                         ---------          --------             ----------              -------
Net increase
 (decrease) in net
 assets resulting from
 operations...........     (67,180)            9,143                412,378                2,306
                         ---------          --------             ----------              -------
From unit
 transactions:
 Net proceeds from the
   issuance of
   units..............     632,725           121,757              3,615,737               18,053
 Net asset value of
   units redeemed or
   used to meet
   contract
   obligations........    (326,534)             (188)               (50,524)                (387)
                         ---------          --------             ----------              -------
Net increase from unit
 transactions.........     306,191           121,569              3,565,213               17,666
                         ---------          --------             ----------              -------
Net increase in net
 assets...............     239,011           130,712              3,977,591               19,972
Net assets beginning
 of period............     130,712                 0                      0                    0
                         ---------          --------             ----------              -------
Net assets end of
 period*..............   $ 369,723          $130,712             $3,977,591              $19,972
                         =========          ========             ==========              =======
Unit transactions:
 Units outstanding
   beginning of
   period.............      12,171                 0                      0                    0
 Units issued during
   the period.........      55,554            12,190                361,701                1,691
 Units redeemed during
   the period.........     (28,670)              (19)                (5,054)                 (36)
                         ---------          --------             ----------              -------
Units outstanding end
 of period............      39,055            12,171                356,647                1,655
                         =========          ========             ==========              =======
---------------
 * Includes
   undistributed net
   investment income
   of:                   $  26,772          $  4,239             $  232,978              $   435
                         =========          ========             ==========              =======

 ** Commencement of operations
*** Formerly, Morgan Stanley Dean Witter Universal Funds, Inc.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                      CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                    ------------------------------------------------
                                                   JANUS ASPEN SERIES
                                    ------------------------------------------------
                                               AGGRESSIVE                 FLEXIBLE
                                                 GROWTH                    INCOME
                                               SUBACCOUNT                SUBACCOUNT
                                    ---------------------------------   ------------
                                      FOR THE        FOR THE PERIOD       FOR THE
                                     YEAR ENDED    DECEMBER 8, 1999**    YEAR ENDED
                                    DECEMBER 31,        THROUGH         DECEMBER 31,
                                        2000       DECEMBER 31, 1999        2000
                                    ------------   ------------------   ------------
From operations:
 Net investment income............   $   88,766         $      0         $  187,459
 Net realized gain (loss) on
   investments....................     (313,107)               2             (2,249)
 Net change in unrealized
   appreciation (depreciation) of
   investments....................     (348,905)          24,479             97,100
                                     ----------         --------         ----------
Net increase (decrease) in net
 assets resulting from
 operations.......................     (573,246)          24,481            282,310
                                     ----------         --------         ----------
From unit transactions:
 Net proceeds from the issuance of
   units..........................    2,683,340          228,583          6,091,246
 Net asset value of units redeemed
   or used to meet contract
   obligations....................     (523,661)            (282)          (118,226)
                                     ----------         --------         ----------
Net increase from unit
 transactions.....................    2,159,679          228,301          5,973,020
                                     ----------         --------         ----------
Net increase in net assets........    1,586,433          252,782          6,255,330
Net assets beginning of period....      252,782                0             12,903
                                     ----------         --------         ----------
Net assets end of period*.........   $1,839,215         $252,782         $6,268,233
                                     ==========         ========         ==========
Unit transactions:
 Units outstanding beginning of
   period.........................       22,352                0              1,289
 Units issued during the period...      269,575           22,380            599,770
 Units redeemed during the
   period.........................      (52,608)             (28)           (11,641)
                                     ----------         --------         ----------
Units outstanding end of period...      239,319           22,352            589,418
                                     ==========         ========         ==========
---------------
 * Includes undistributed net
   investment income of:             $   88,766         $      0         $  187,896
                                     ==========         ========         ==========
** Commencement of operations.

                                                              CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                    ------------------------------------------------------------------------------------------------
                                                                           JANUS ASPEN SERIES
                                    ------------------------------------------------------------------------------------------------
                                         FLEXIBLE                   INTERNATIONAL                         WORLDWIDE
                                          INCOME                       GROWTH                              GROWTH
                                        SUBACCOUNT                   SUBACCOUNT                          SUBACCOUNT
                                    -------------------   ---------------------------------   ---------------------------------
                                      FOR THE PERIOD        FOR THE        FOR THE PERIOD       FOR THE        FOR THE PERIOD
                                    DECEMBER 27, 1999**    YEAR ENDED    DECEMBER 2, 1999**    YEAR ENDED    DECEMBER 2, 1999**
                                          THROUGH         DECEMBER 31,        THROUGH         DECEMBER 31,        THROUGH
                                     DECEMBER 31, 1999        2000       DECEMBER 31, 1999        2000       DECEMBER 31, 1999
                                    -------------------   ------------   ------------------   ------------   ------------------
From operations:
 Net investment income............        $   437          $  159,745          $    0          $  101,611         $      0
 Net realized gain (loss) on
   investments....................              0             (85,359)              0            (321,935)               9
 Net change in unrealized
   appreciation (depreciation) of
   investments....................           (425)           (847,849)            493            (168,424)           7,000
                                          -------          ----------          ------          ----------         --------
Net increase (decrease) in net
 assets resulting from
 operations.......................             12            (773,463)            493            (388,748)           7,009
                                          -------          ----------          ------          ----------         --------
From unit transactions:
 Net proceeds from the issuance of
   units..........................         12,891           4,414,228           3,366           2,325,463          110,815
 Net asset value of units redeemed
   or used to meet contract
   obligations....................              0            (111,453)             (8)           (279,778)            (102)
                                          -------          ----------          ------          ----------         --------
Net increase from unit
 transactions.....................         12,891           4,302,775           3,358           2,045,685          110,713
                                          -------          ----------          ------          ----------         --------
Net increase in net assets........         12,903           3,529,312           3,851           1,656,937          117,722
Net assets beginning of period....              0               3,851               0             117,722                0
                                          -------          ----------          ------          ----------         --------
Net assets end of period*.........        $12,903          $3,533,163          $3,851          $1,774,659         $117,722
                                          =======          ==========          ======          ==========         ========
Unit transactions:
 Units outstanding beginning of
   period.........................              0                 317               0              10,224                0
 Units issued during the period...          1,289             354,278             318             196,009           10,234
 Units redeemed during the
   period.........................              0              (8,945)             (1)            (23,582)             (10)
                                          -------          ----------          ------          ----------         --------
Units outstanding end of period...          1,289             345,650             317             182,651           10,224
                                          =======          ==========          ======          ==========         ========
---------------
 * Includes undistributed net
   investment income of:                  $   437          $  159,745          $    0          $  101,611         $      0
                                          =======          ==========          ======          ==========         ========
** Commencement of operations.

                                    CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                    ----------------------------------------
                                               JANUS ASPEN SERIES
                                    ----------------------------------------
                                         CAPITAL              STRATEGIC
                                       APPRECIATION             VALUE
                                        SUBACCOUNT           SUBACCOUNT
                                    ------------------   -------------------
                                      FOR THE PERIOD       FOR THE PERIOD
                                    FEBRUARY 4, 2000**   DECEMBER 27, 2000**
                                         THROUGH               THROUGH
                                    DECEMBER 31, 2000     DECEMBER 31, 2000
                                    ------------------   -------------------
From operations:
 Net investment income............       $  5,293               $  0
 Net realized gain (loss) on
   investments....................        (31,031)                 0
 Net change in unrealized
   appreciation (depreciation) of
   investments....................        (12,520)                 5
                                         --------               ----
Net increase (decrease) in net
 assets resulting from
 operations.......................        (38,258)                 5
                                         --------               ----
From unit transactions:
 Net proceeds from the issuance of
   units..........................        927,886                875
 Net asset value of units redeemed
   or used to meet contract
   obligations....................        (52,947)                 0
                                         --------               ----
Net increase from unit
 transactions.....................        874,939                875
                                         --------               ----
Net increase in net assets........        836,681                880
Net assets beginning of period....              0                  0
                                         --------               ----
Net assets end of period*.........       $836,681               $880
                                         ========               ====
Unit transactions:
 Units outstanding beginning of
   period.........................              0                  0
 Units issued during the period...        109,299                 88
 Units redeemed during the
   period.........................         (6,237)                 0
                                         --------               ----
Units outstanding end of period...        103,062                 88
                                         ========               ====
---------------
 * Includes undistributed net
   investment income of:                 $  5,293               $  0
                                         ========               ====
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance Policies, which include Variable Life Insurance (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life Insurance Policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Corporate Sponsored Variable Universal Life Insurance Policies (CSVUL) is presented here.

     There are currently thirty eight Corporate Sponsored Variable Universal Life Subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), the Dreyfus Variable Investment Fund, the Dreyfus Stock Index Fund, the Dreyfus Socially Responsible Growth Fund, Inc., the Van Eck Worldwide Insurance Trust, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the T. Rowe Price International Series, Inc., Fidelity Variable Insurance Products Funds, Janus Aspen Series and The Universal Institutional Funds, Inc. (collectively the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of each of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the portfolios of the Funds determined on the identified cost basis. Dividend income and distributions of net realized gains from the portfolios of the Funds are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, mortality and expense risk charge and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Corporate Sponsored Variable Universal Life Subaccounts for the year ended December 31, 2000 aggregated $5,521,511.

     As investment adviser to the Fund, MONY America receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares of acquired and proceeds from shares redeemed by each subaccount during the period ended December 31, 2000 were as follows:

                                                           COST OF SHARES ACQUIRED     PROCEEDS FROM
                                                           (EXCLUDES REINVESTMENTS)   SHARES REDEEMED
CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SUBACCOUNTS    ------------------------   ---------------
MONY Series Fund, Inc.
     Money Market Portfolio..............................        $192,325,569          $182,242,223
     Intermediate Term Bond Portfolio....................           2,750,272             1,139,323
     Long Term Bond Portfolio............................           3,604,096             1,618,988
     Government Securities Portfolio.....................           1,036,121               418,418

Enterprise Accumulation Trust
     Equity Portfolio....................................           2,394,664             1,236,852
     Small Company Value Portfolio.......................             795,929               384,775
     Managed Portfolio...................................             232,640               219,507
     International Growth Portfolio......................             347,052               935,329
     High Yield Bond Portfolio...........................           2,467,070             1,459,404
     Small Company Growth Portfolio......................             603,658               344,129
     Growth Portfolio....................................             973,897                 4,814

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS (CONTINUED)

                                                                COST OF SHARES         PROCEEDS FROM
                                                                   ACQUIRED           SHARES REDEEMED
                                                           ------------------------   ---------------
Dreyfus Variable Investment Fund
     Appreciation Portfolio..............................        $  1,718,811          $    968,843
     Small Company Stock Portfolio.......................             563,036               310,511

Dreyfus Stock Index Fund.................................          18,525,211             7,361,932
Dreyfus Socially Responsible Growth Fund, Inc............             310,532               142,583

Van Eck Worldwide Insurance Trust
     Hard Assets Portfolio...............................              18,913                 1,127
     Worldwide Bond Portfolio............................              95,267                61,603
     Worldwide Emerging Markets Portfolio................             229,065                83,673

T. Rowe Price Equity Series, Inc.
     Equity Income Portfolio.............................           1,428,972               446,681
     Prime Reserve Portfolio.............................             311,864               176,803
     International Stock Portfolio.......................           2,394,281               360,059
     Limited Term Portfolio..............................              32,560                 2,229
     New America Growth Portfolio........................             452,164               270,016
     Personal Strategic Balance Portfolio................           1,634,366               592,794

Fidelity Variable Insurance Products Funds
     VIP Growth Portfolio................................           2,965,894             1,915,097
     VIP II Contrafund Portfolio.........................           3,563,784             1,329,024
     VIP III Growth Opportunities Portfolio..............             142,164                18,566
     VIP II Asset Manager Portfolio......................           1,066,389               583,038
     VIP III Growth & Income Portfolio...................           8,498,460             4,233,400

The Universal Institutional Funds, Inc.
     Equity Growth Portfolio.............................           1,270,033               963,841
     Fixed Income Portfolio..............................           3,622,509                57,296
     Value Portfolio.....................................              55,410                37,745

Janus Aspen Series
     Aggressive Growth Portfolio.........................           3,822,082             1,662,403
     Flexible Income Portfolio...........................           6,220,825               247,805
     International Growth Portfolio......................           4,703,689               400,913
     Worldwide Growth Portfolio..........................           4,244,725             2,199,040
     Capital Appreciation Portfolio......................           1,138,070               263,130
     Strategic Value Portfolio...........................                 875                     0

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- Corporate Sponsored Variable Universal Life

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Corporate Sponsored Variable Universal Life's Subaccounts of MONY America Variable Account L at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 12, 2001

ISSUED BY:

     MONY LIFE INSURANCE COMPANY OF AMERICA
     (An Arizona Stock Corporation)
     (not licensed to solicit or transact
     business in New York)
     1740 Broadway, New York, NY 10019

     or in New York,

     MONY LIFE INSURANCE COMPANY
     1740 Broadway, New York, NY 10019

DISTRIBUTOR OF MONY CUSTOM MASTER, MONYMASTER, MONY CUSTOM EQUITY MASTER, MONYEQUITY MASTER, AND MONY CUSTOM ESTATE MASTER:

     MONY SECURITIES CORPORATION
     1740 Broadway, New York, NY 10019
     (Member NASD, SIPC)

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MONY LIFE INSURANCE COMPANY
Administrative Offices
1740 Broadway
New York, NY 10019

A member of The MONY Group